SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Money Market Obligations Trust-Institutional Capital Shares. This report combines information for three money market mutual funds that are part of the Trust. The report covers the first half of each fund's fiscal year, which is the six-month period ended January 31, 2000. It begins with investment reviews by the portfolio managers on each fund's market. Following the investment reviews are the funds' portfolios of investments and financial statements.

As money market funds, each of these funds gives you the opportunity to put your cash to work pursuing daily dividends while giving you the comfort of a high level of liquidity and a stable net asset value of $1.00 per share. 1 The following are fund-by-fund performance highlights:

MUNICIPAL OBLIGATIONS FUND pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States. 2 During the six-month reporting period, the fund paid tax-free dividends totaling $0.02 per share to shareholders of Institutional Capital Shares.2 At the end of the reporting period, the fund's net assets totaled $602 million.

PRIME CASH OBLIGATIONS FUND invests in a well-diversified portfolio of high-quality money market securities. During the six-month reporting period, dividends paid to shareholders of Institutional Capital Shares totaled $0.03 per share. At the end of the reporting period, the fund's net assets totaled $4.7 billion.

PRIME VALUE OBLIGATIONS FUND invests in a well-diversified portfolio of high-quality money market securities. During the six-month reporting period, dividends paid to shareholders of Institutional Capital Shares each totaled $0.03 per share. At the end of the reporting period, the fund's net assets totaled $2.3 billion.

Thank you for selecting one or more of these funds as a convenient way to help your ready cash earn daily income. As always, we welcome your questions, comments or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President

March 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

2 Income may be subject to the federal alternative minimum tax. Unless otherwise exempt, shareholders are required to pay federal income tax on dividends.

Economic Overview

The Federal Reserve Board (the "Fed") tightened monetary policy on two occasions over the funds' semi-annual reporting period ended January 31, 2000. These two quarter-point moves, combined with an initial tightening of similar magnitude at the end of June 1999, brought the federal funds target rate back to 5.50%. This was the level of the federal funds target rate prior to the fourth quarter of 1998, when the Fed infused liquidity into the fixed income markets during a period of global economic turmoil.

Robust economic growth prompted the policy moves by the Fed. Economic growth in 1999 exceeded 4.00%, well in excess of what is generally considered to be the long-run non-inflationary growth potential of the economy. Consumer spending continued to be the main drive behind the impressive pace of growth, and although mortgage rates increased by close to 150 basis points over the reporting period, the interest-sensitive sectors of the economy remained persistently strong. Inflationary pressures at the producer and consumer levels remained remarkably absent in spite of this growth. However, while the notion of a non-inflationary potential, traditionally 2.00% to 2.50%, has increased in recent times due to evidence that productivity enhancements have been controlling inflationary pressures, continued growth well above 3.00% is likely to keep the Fed on its current tightening course in the near future.

During the reporting period, short-term interest rates reflected, and largely anticipated, the monetary policy tightenings that took place. The yield on the 1-year agency discount note, for example, began the reporting period at 5.66%, traded up to 5.80% by the time of the Fed's decision to tighten rates in August, and up again to 5.90% by the second tightening of the reporting period in November. The yield continued to climb steadily to close the reporting period at 6.43%, two days prior to another decision by the Fed to tighten, which brought the federal funds target rate to its current 5.75% level.

Much attention, both in the financial markets and the popular press, was given in the fourth quarter of 1999 to the potential dislocations feared at year end due to the Year 2000 effect. In hindsight, of course, the world experienced very few troubles, and the economic impact appears to be non- existent. However, very short-term government securities did seem to reflect a "flight to quality" concentrated in the last few weeks of the trading year. Furthermore, the steps that the Fed had taken to assure that sufficient liquidity would be available to the banking system at year end in the event of a crisis caused rates on repurchase agreements to trade around 3.00% in the last few days of the year, well below the then typical level of 5.50%.

Investment Review

MUNICIPAL OBLIGATIONS FUND

Municipal Obligations Fund invests in high-quality, short-term tax-exempt securities. Typical investments include, but are not limited to, variable rate demand notes (VRDNs), commercial paper equivalents and fixed-rate notes and bonds. For the six-month reporting period, the net assets of the fund increased from $535 million to $602 million, while the seven-day net yield for the fund's Institutional Capital Shares increased from 3.10% to 3.34%. 1 The average maturity of the fund on January 31, 2000, was 47 days.

Interest rates in the tax-exempt money markets over the reporting period were influenced by the Federal Reserve Board (the "Fed") tightenings as well as expectations of future tightenings. Supply and demand factors also played a large role in the absolute level of interest rates, as demand (cash inflows into the market) remained steady over most of the reporting period. New supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

Yields on VRDNs, which comprised close to 70% of the fund's assets, started the reporting period at 3.00%, but drifted slowly upward reflecting the Fed's interest rate moves as well as supply and demand. In late December, yields spiked to over 5.50%, reflecting the reluctance of dealers to position these instruments over year-end. Strong demand in January brought yields down to 3.00% and they ended the reporting period at 3.25%.

Going forward, the average maturity of the fund will continue to be managed in accordance with expectations of continued monetary policy tightenings. Therefore, the fund will continue to keep the average maturity short, waiting for yields to rise further before locking in attractive fixed-rate note opportunities. Fund management continues to watch, with great interest, market developments in order to best serve our municipal clients.

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

PRIME CASH OBLIGATIONS FUND AND PRIME VALUE OBLIGATIONS FUND

Prime Cash Obligations Fund and Prime Value Obligations Fund invest in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities of Prime Cash Obligations Fund must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Portfolio securities of Prime Value Obligations Fund must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, short term notes, time deposits, variable rate instruments and repurchase agreements.

The Federal Reserve Board (the "Fed") continued to act preemptively to quell inflationary threats and raised the federal funds target rate from 5.00% to 5.25% on August 24, 1999, and then again from 5.25% to 5.50% on November 16, 1999. The market had already anticipated such actions, resulting in a much steeper money market yield curve throughout most of the reporting period. Thirty-day commercial paper started the reporting period at 5.11% and then traded steadily up to the 5.50% level by the end of November. Seasonal and Year 2000 effects took hold in December and caused the 30-day commercial paper rate to spike as high as 6.46%, before retreating to 5.78% at the end of the reporting period.

The target average maturity range for the funds was decreased from 45- 55 days to 40-50 days on January 10, 2000, reflecting the Fed's concern about overzealousness in the stock markets and potential inflationary threats. In structuring the funds, there was continued emphasis placed on positioning 30%-35% of the funds' core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 2000, the net assets of Prime Cash Obligations Fund increased from $3.1 billion to $4.7 billion, while the seven-day net yield for the fund's Institutional Capital Shares increased from 4.84% to 5.55%. 1 The effective average maturity of this fund on January 31, 2000 was 42 days.

During the six months ended January 31, 2000, the net assets of Prime Value Obligations Fund increased from $2.1 billion to $2.3 billion, while the seven-day net yield for the fund's Institutional Capital Shares increased from 4.87% to 5.59%. 1 The effective average maturity of this fund on January 31, 2000 was 44 days.

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Shareholder Meeting Results

A Special Meeting of Shareholders of Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund was held on September 23, 1999. On July 26, 1999, the record date for shareholders voting at the meeting, there were 509,899,505 total outstanding shares of the Municipal Obligations Fund, 3,196,183,791 total outstanding shares of the Prime Cash Obligations Fund, and 2,129,862,319 total outstanding shares of the Prime Value Obligations Fund. The following items were considered by shareholders of the funds and the results of their voting were as follows:

AGENDA ITEM 1:

To elect five Trustees. 1

MUNICIPAL OBLIGATIONS FUND

                                          WITHHELD
                                          AUTHORITY

NAMES                       FOR           TO VOTE
Nicholas P. Constantakis    308,562,058   1,285,396
John F. Cunningham          308,562,058   1,285,396
J. Christopher Donahue      308,562,058   1,285,396
Charles F. Mansfield, Jr.   308,562,058   1,285,396
John S. Walsh               308,562,058   1,285,396

PRIME CASH OBLIGATIONS FUND

                                            WITHHELD
                                            AUTHORITY

NAMES                       FOR             TO VOTE
Nicholas P. Constantakis    1,903,382,954   559,977
John F. Cunningham          1,903,382,954   559,977
J. Christopher Donahue      1,903,382,954   559,977
Charles F. Mansfield, Jr.   1,903,382,954   559,977
John S. Walsh               1,903,382,954   559,977

PRIME VALUE OBLIGATIONS FUND

                                             WITHHELD
                                             AUTHORITY

NAMES                       FOR              TO VOTE
Nicholas P. Constantakis    1,184,406,669    4,078,150
John F. Cunningham          1,184,503,612    3,981,207
J. Christopher Donahue      1,184,503,612    3,981,207
Charles F. Mansfield, Jr.   1,184,503,612    3,981,207
John S. Walsh               1,184,503,612    3,981,207

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts.

AGENDA ITEM 2:

MUNICIPAL OBLIGATIONS FUND

To approve a proposed amendment and Plan of Reorganization between Money Market Obligations Trust II, on behalf of it series, Municipal Obligations Fund (the "Municipal Fund") and Money Market Obligations Trust, on behalf of its series, Municipal Obligations Fund (the "New Municipal Fund") whereby the New Municipal Fund would acquire all of the assets of the Municipal Fund in exchange for shares of the New Municipal Fund to be distributed pro rata by the Municipal Fund to its shareholders in complete liquidation and termination of the Municipal Fund.

                                        BROKER

FOR           AGAINST     ABSTENTIONS   NON-VOTES
291,381,643   1,044,999   904,413       16,516,399

PRIME CASH OBLIGATIONS FUND

To approve a proposed amendment and Plan of Reorganization between Money Market Obligations Trust II, on behalf of it series, Prime Cash Obligations Fund (the "Prime Cash Fund") and Money Market Obligations Trust, on behalf of its series, Prime Cash Obligations Fund (the "New Prime Cash Fund") whereby the New Prime Cash Fund would acquire all of the assets of the Prime Cash Fund in exchange for shares of the New Prime Cash Fund to be distributed pro rata by the Prime Cash Fund to its shareholders in complete liquidation and termination of the Prime Cash Fund.

                                          BROKER

FOR             AGAINST     ABSTENTIONS   NON-VOTES
1,855,098,576   7,139,425   24,202,022    17,502,908

PRIME VALUE OBLIGATIONS FUND

To approve a proposed amendment and Plan of Reorganization between Money Market Obligations Trust II, on behalf of it series, Prime Value Obligations Fund (the "Prime Value Fund") and Money Market Obligations Trust, on behalf of its series, Prime Value Obligations Fund (the "New Prime Value Fund") whereby the New Prime Value Fund would acquire all of the assets of the Prime Value Fund in exchange for shares of the New Prime Value Fund to be distributed pro rata by the Prime Value Fund to its shareholders in complete liquidation and termination of the Prime Value Fund.

                                           BROKER

FOR             AGAINST      ABSTENTIONS   NON-VOTES
1,051,986,244   20,628,726   16,208,046    99,661,803

Portfolio of Investments

Municipal Obligations Fund

JANUARY 31, 2000 (UNAUDITED)

PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 99.7% 1
                 ALABAMA-1.3%
  $  5,000,000   Hoover, AL Board of
                 Education, Series 1999 C,
                 3.80% BANs, 8/1/2000             $   5,000,000
     3,000,000   Tuscaloosa County, AL IDA,
                 Series 1995 A, Weekly VRDNs
                 (Tuscaloosa Steel
                 Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC)  3,000,000

                 TOTAL                                8,000,000
                 ARIZONA-0.7%
     2,250,000   Pima County, AZ IDA, SFM, Roaring Fork Series 1999- 6, Weekly
                 VRDNs (GNMA COL)/(Bank of New

                 York, New York LIQ)                  2,250,000
     1,800,000   Yuma County, AZ Airport
                 Authority, Inc., Series
                 1997 A, Weekly VRDNs (Bank

                 One, Arizona N.A. LOC)               1,800,000
                 TOTAL                                4,050,000
                 ARKANSAS-2.4%
     1,000,000   Arkadelphia, AR IDRBs,
                 Series 1996, Weekly VRDNs
                 (Siplast, Inc.)/(Den

                 Danske Bank A/S LOC)                 1,000,000
     4,000,000   Arkansas Development
                 Finance Authority, Series
                 1995, Weekly VRDNs (Paco
                 Steel & Engineering
                 Corporation
                 Project)/(Union Bank of

                 California LOC)                      4,000,000
     1,800,000   Hope, AR Solid Waste
                 Disposal Revenue Bonds,
                 Series 1994, 4.25% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender 2/1/2000            1,800,000
     7,400,000   Siloam Springs, AR IDRB,
                 Series 1994, Weekly VRDNs
                 (La-Z Boy Chair Co.)/(Bank

                 One, Michigan LOC)                   7,400,000
                 TOTAL                               14,200,000
                 COLORADO-1.5%
     4,000,000   Arapahoe County, CO HFA,
                 4.20% TOBs (Reserve at
                 South Creek)/(FGIC INS),
                 Mandatory Tender 2/1/2000            4,000,000
     4,955,000 2 Denver, CO City & County
                 Airport Authority, CDC
                 Class A Certificates,
                 Series 1997 K, 3.45% TOBs
                 (MBIA INS)/(CDC Municipal
                 Products, Inc. LIQ),
                 Optional Tender 5/11/2000            4,955,000
                 TOTAL                                8,955,000
                 DISTRICT OF COLUMBIA-0.8%
     5,000,000   District of Columbia HFA,
                 Series 1999 B, 3.30% BANs
                 (CDC Municipal

                 Products, Inc.), 6/15/2000           5,000,000
                 FLORIDA-1.4%
     2,995,000   Hillsborough County, FL
                 HFA, PT-259, Weekly VRDNs
                 (GNMA COL)/(Credit Suisse

                 First Boston LIQ)                    2,995,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 FLORIDA-CONTINUED
 $   2,600,000   Miami-Dade County, FL IDA,
                 Series 1999 A, Weekly VRDNs
                 (Airis Miami LLC)/(AMBAC
                 INS)/(Bayerische
                 Landesbank Girozentrale

                 LIQ)                            $    2,600,000
     3,000,000   Pinellas County, FL HFA,
                 Daily VRDNs (Chase
                 Manhattan Bank N.A., New

                 York LOC)                            3,000,000
                 TOTAL                                8,595,000
                 GEORGIA-1.0%
     6,000,000   Savannah, GA EDA, Series
                 1995 A, Weekly VRDNs (Home

                 Depot, Inc.)                         6,000,000
                 HAWAII-1.8%
    11,000,000   Honolulu, HI City & County
                 Multifamily, Series 1999,
                 Block J Project, 5.015%
                 TOBs (Bayerische
                 Landesbank Girozentrale),
                 Mandatory Tender 12/1/2000          11,000,000
                 IDAHO-0.9%
     5,401,000 2 Idaho Housing Agency, PA-
                 115, 3.70% TOBs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ), Optional Tender
                 2/17/2000                            5,401,000
                 ILLINOIS-7.8%
    10,500,000   Chicago, IL, Chicago
                 Midway Airport Special
                 Facility Revenue Bonds,
                 Series 1998, 3.95% TOBs
                 (Signature Flight Support
                 Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender
                 6/1/2000                            10,500,000
     3,000,000   Chicago, IL, Gas Supply
                 Revenue Bonds, Series 1993
                 B, 4.05% TOBs (Peoples Gas
                 Light & Coke Co.), Optional

                 Tender 12/1/2000                     3,000,000
     3,100,000   Chicago, IL Series 1997,
                 Weekly VRDNs (Trendler
                 Components,
                 Inc.)/(American National
                 Bank & Trust Co., Chicago

                 LOC)                                 3,100,000
     3,960,000 2 Chicago, IL SFM, PT-290,
                 3.90% TOBs (GNMA
                 COL)/(Landesbank Hessen-
                 Thueringen, Frankfurt
                 LIQ), Optional Tender
                 10/5/2000                            3,960,000
     1,200,000   Galva, IL Series 1999,
                 Weekly VRDNs (John H. Best
                 & Sons, Inc.)/(Norwest
                 Bank Minnesota, N.A. LOC)            1,200,000
     6,000,000   Illinois Development
                 Finance Authority, Series
                 1997, Weekly VRDNs (Toyal
                 America, Inc.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           6,000,000
     2,100,000   Illinois Development
                 Finance Authority, EDRB,
                 Series 1995, Weekly VRDNs
                 (Evapco, Inc.
                 Project)/(Bank of America,
                 N.A. LOC)                            2,100,000
     3,200,000   Illinois Development
                 Finance Authority, IDRB,
                 Series 1995, Weekly VRDNs
                 (Dickson Weatherproof Nail
                 Co.)/(Bank of America,

                 N.A. LOC)                            3,200,000
     7,615,000 2 Illinois Housing
                 Development Authority, PT-
                 7, 3.375% TOBs (AMBAC
                 INS)/(Commerzbank AG,
                 Frankfurt LIQ), Optional
                 Tender 5/11/2000                     7,615,000
     1,620,000   Martinsville, IL IDRB,
                 Series 1995, Weekly VRDNs
                 (PAP-R Products Co.
                 Project)/(Bank One,
                 Illinois, N.A. LOC)                  1,620,000
     2,415,000   Peoria, IL Series 1995,
                 Weekly VRDNs (Praise and
                 Leadership Elementary
                 School)/(Bank One,

                 Illinois, N.A. LOC)                  2,415,000
     2,230,000   Rockford, IL EDRB, 4.20%
                 TOBs (Independence Village
                 of Rockford)/(Paribas,
                 Paris LOC), Optional
                 Tender 12/1/2000                     2,230,000
                 TOTAL                               46,940,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 INDIANA-4.2%
 $   2,000,000   Clarksville, IN Series
                 1997, Weekly VRDNs (Metal
                 Sales Manufacturing
                 Corp.)/(Firstar Bank,
                 N.A., Cincinnati LOC)           $    2,000,000
     3,435,000   Elkhart County, IN Series
                 1997, Weekly VRDNs (Hart
                 Housing Group,
                 Inc.)/(KeyBank, N.A. LOC)            3,435,000
     1,500,000   Huntington, IN EDRB,
                 Series 1999, Weekly VRDNs
                 (DK Enterprises
                 LLC)/(Norwest Bank

                 Minnesota, N.A. LOC)                 1,500,000
     3,400,000   Indianapolis, IN EDRB,
                 Series 1999, Weekly VRDNs
                 (Chip Ganassi Racing
                 Teams)/(PNC Bank, Delaware

                 LOC)                                 3,400,000
     2,155,000   Kendallville, IN IDRB,
                 Series 1995, Weekly VRDNs
                 (Rivnut Real Estate Ltd.
                 Project)/(National City
                 Bank, Ohio LOC)                      2,155,000
     1,385,000   Richmond, IN EDRB, Series
                 1996, Weekly VRDNs
                 (Holland Colors Americas,
                 Inc. Project)/(Bank One,
                 Indiana, N.A. LOC)                   1,385,000
     4,000,000   Rushville, IN Series 1996,
                 Weekly VRDNs (Fujitsu Ten
                 Corp. of America)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           4,000,000
     4,000,000   Westfield, IN EDRB, Series
                 1998, Weekly VRDNs
                 (Standard Locknut,
                 Inc.)/(Bank One, Indiana,
                 N.A. LOC)                            4,000,000
     3,200,000   Whitley County, IN Series
                 1999, Weekly VRDNs
                 (Undersea Sensor Systems,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 3,200,000
                 TOTAL                               25,075,000
                 IOWA-0.3%
     2,000,000   Iowa Falls, IA Series 1998,
                 Weekly VRDNs (Heartland
                 Pork Enterprises,
                 Inc.)/(Bank of Nova

                 Scotia, Toronto LOC)                 2,000,000
                 KANSAS-0.3%
     1,900,000   Olathe, KS Industrial
                 Revenue Bonds, Series
                 1995, Weekly VRDNs (Garmin
                 International, Inc.
                 Project)/(Bank of America,

                 N.A. LOC)                            1,900,000
                 KENTUCKY-1.0%
     1,730,000   Jefferson County, KY
                 Industrial Building
                 Revenue Bonds, Series
                 1995, Weekly VRDNs (Derby
                 Industries, Inc.)/(Bank

                 One, Kentucky LOC)                   1,730,000
     4,110,000   Paris, KY Weekly VRDNs
                 (Monessen Holdings
                 LLC)/(Bank One, Kentucky

                 LOC)                                 4,110,000
                 TOTAL                                5,840,000
                 LOUISIANA-1.7%
     5,000,000   Lake Charles, LA Harbor &
                 Terminal District, Revenue
                 Bonds, Series 1995 A,
                 Weekly VRDNs (Polycom-
                 Huntsman, Inc.)/(National
                 City, Pennsylvania LOC)              5,000,000
     3,400,000   Louisiana HFA, Trust
                 Receipts, FR/RI-52, Series
                 1999, Weekly VRDNs
                 (GNMA COL)/(Bayerische
                 Hypotheken-und Vereinsbank

                 AG LIQ)                              3,400,000
     1,600,000   Ouachita Parish, LA IDB,
                 Series 1998, Weekly VRDNs
                 (Dixie Carbonic,
                 Inc.)/(Bank One, Illinois,
                 N.A. LOC)                            1,600,000
                 TOTAL                               10,000,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MAINE-0.3%
 $   1,840,000   Trenton, ME Series 1998,
                 Weekly VRDNs (Hinckley

                 Co.)/(KeyBank, N.A. LOC)        $    1,840,000
                 MARYLAND-4.7%
     2,468,000   Frederick County, MD
                 Series 1998 A, Weekly VRDNs
                 (Thogar LLC)/(Allfirst

                 LOC)                                 2,468,000
     6,600,000   Harford County, MD Series
                 1989, Weekly VRDNs
                 (Harford Commons
                 Associates

                 Facility)/(Allfirst LOC)             6,600,000
     1,386,000   Harford County, MD
                 Variable Rate Demand/Fixed
                 Rate Refunding Bond (1989
                 Issue) Weekly VRDNs
                 (Harford Commons
                 Associates

                 Facility)/(Allfirst LOC)             1,386,000
     1,000,000   Maryland EDC, Tax Exempt
                 Adjustable Mode IDRBs,
                 Series 1998, Weekly VRDNs
                 (Morrison Health Care,
                 Inc.)/(Wachovia Bank of
                 NC, N.A. LOC)                        1,000,000
     4,375,000   Maryland Industrial
                 Development Financing
                 Authority, Special
                 Facility Airport Revenue
                 Bonds, Series 1999, 3.95%
                 TOBs (Signature Flight
                 Support Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender
                 6/1/2000                             4,375,000
     2,560,000   Maryland State Community
                 Development
                 Administration, Series
                 1990 A, Weekly VRDNs
                 (College

                 Estates)/(Allfirst LOC)              2,560,000
     3,000,000   Maryland State Community
                 Development
                 Administration, Series
                 1990 B, Weekly VRDNs
                 (Cherry Hill Apartment
                 Ltd.)/(Bank of America,

                 N.A. LOC)                            3,000,000
     3,000,000   Maryland State Energy
                 Financing Administration,
                 IDRB, Series 1988, Weekly
                 VRDNs (Morningstar Foods,
                 Inc.)/(First Union
                 National Bank, Charlotte,
                 N.C. LOC)                            3,000,000
     4,000,000   Wicomico County, MD EDRB,
                 Series 1994, Weekly VRDNs
                 (Field Container Co. LP)/(
                 Northern Trust Co.,
                 Chicago, IL LOC)                     4,000,000
                 TOTAL                               28,389,000
                 MASSACHUSETTS-0.5%
     3,000,000   Massachusetts IFA, IDRB,
                 Series 1995, Weekly VRDNs
                 (Dunsirn Industries, Inc.
                 Project)/(Firstar Bank,
                 Milwaukee LOC)                       3,000,000
                 MINNESOTA-5.9%
     1,400,000   Blaine, MN Series 1997,
                 Weekly VRDNs (Plastic
                 Enterprises,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 1,400,000
     3,600,000   Brooklyn Center, MN
                 Shingle Creek Tower, Series 1999, 4.93% TOBs (Bank of America,
                 N.A.),

                 Mandatory Tender 4/1/2000            3,600,000
     4,000,000   Coon Rapids, MN Series
                 1999, Weekly VRDNs
                 (Assurance Mfg. Co.,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 4,000,000
    10,195,000 2 Dakota County & Washington
                 County MN, Housing &
                 Redevelopment Authority,
                 MERLOTS, Series J, 4.00%
                 TOBs (United States
                 Treasury COL)/(First Union
                 National Bank, Charlotte,
                 N.C. LIQ), Optional Tender
                 2/1/2000                            10,195,000
     5,000,000 2 Dakota County, Washington
                 County & Anoka City, MN
                 Housing & Redevelopment
                 Authority, MERLOTS, Series
                 H, 4.00% TOBs (United
                 States Treasury
                 COL)/(First Union National
                 Bank, Charlotte, N.C.
                 LIQ), Optional Tender
                 2/1/2000                             5,000,000
     2,600,000   Minneapolis, MN IDA,
                 Series 1999, Weekly VRDNs
                 (Viking Materials,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 2,600,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MINNESOTA-CONTINUED
 $   2,755,000   Savage, MN Series 1998,
                 Weekly VRDNs (Fabcon,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)            $    2,755,000
     1,870,000   Springfield, MN Series
                 1998, Weekly VRDNs (Ochs
                 Brick Co.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 1,870,000
     2,250,000   White Bear Lake, MN Series
                 1999, Weekly VRDNs (Taylor
                 Corp.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 2,250,000
     2,000,000   White Bear Lake, MN Century
                 Townhomes, Series 1997,
                 4.5475% TOBs (Westdeutsche
                 Landesbank Girozentrale),
                 Optional Tender 5/1/2000             2,000,000
                 TOTAL                               35,670,000
                 MISSISSIPPI-7.3%
     1,168,000   Greenville, MS IDA, Weekly
                 VRDNs (Mebane Packaging
                 Corp.)/(First Union
                 National Bank, Charlotte,

                 N.C. LOC)                            1,168,000
     6,455,000   Mississippi Business
                 Finance Corp., Series
                 1995, Weekly VRDNs
                 (Mississippi Baking
                 Company LLC

                 Project)/(Allfirst LOC)              6,455,000
     5,400,000   Mississippi Business
                 Finance Corp., Series
                 1995, Weekly VRDNs
                 (Schuller International,
                 Inc.)/(Bank of New York,
                 New York LOC)                        5,400,000
     7,500,000   Mississippi Home Corp.,
                 Multifamily Housing
                 Adjustable/Fixed Rate
                 Revenue Bonds, Series
                 1997, Weekly VRDNs
                 (Windsor Park
                 Apartments)/(SouthTrust
                 Bank of Alabama,
                 Birmingham LOC)                      7,500,000
     9,805,000 2 Mississippi Home Corp.,
                 PT-218B, 3.65% TOBs (GNMA
                 COL)/(Bayerische
                 Hypotheken-und Vereinsbank
                 AG LIQ), Optional Tender

                 7/6/2000                             9,805,000
     9,790,000   Mississippi Regional
                 Housing Authority No. II,
                 Series 1998, 4.00% TOBs
                 (Bradford Park
                 Apartments)/(Amsouth Bank
                 N.A., Birmingham LOC),
                 Mandatory Tender 10/1/2000           9,790,000
     4,000,000   Warren County, MS IDA,
                 Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A.

                 LOC)                                 4,000,000
                 TOTAL                               44,118,000
                 MISSOURI-1.6%
     1,750,000   Kansas City, MO IDA, Series
                 1999, Weekly VRDNs (B&B
                 Investments LLC)/(Norwest

                 Bank Minnesota, N.A. LOC)            1,750,000
     1,600,000   Springfield, MO IDA,
                 Series 1999, Weekly VRDNs
                 (Dabryan Coach Builders,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 1,600,000
     1,000,000   St. Louis, MO IDA, Series
                 1997, Weekly VRDNs (Cee Kay
                 Supply)/(Commerce Bank,
                 Kansas City, N.A. LOC)               1,000,000
     5,000,000   St. Louis, MO IDA, Homer G.
                 Phillips Dignity House,
                 Series 1999, 5.10% TOBs
                 (Bayerische Landesbank

                 Girozentrale) 12/1/2000              5,000,000
                 TOTAL                                9,350,000
                 MULTI STATE-11.2%
    18,100,000   Charter Mac Floater
                 Certificates Trust I,
                 (Third Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de
                 Belgique, Brussels LIQs)           18,100,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MULTI STATE-CONTINUED
 $  20,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (Fifth Tranche) Weekly
                 VRDNs
                 (MBIA INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de
                 Belgique, Brussels LIQs)        $   20,000,000
    29,338,000   Clipper Tax-Exempt Trust
                 (AMT MultiState), Series A, Weekly VRDNs (State Street Bank and
                 Trust Co.

                 LIQ)                                29,338,000
                 TOTAL                               67,438,000
                 NEBRASKA-1.2%
     6,995,000   Nebraska Investment
                 Finance Authority,
                 MERLOTS, Series 1999 A,
                 Weekly VRDNs (GNMA
                 COL)/(First Union National
                 Bank, Charlotte, N.C. LIQ)           6,995,000
                 NEVADA-0.2%
       550,000   Nevada State Department of
                 Community & Industrial
                 Development, Weekly VRDNs
                 (Kinplex Co.

                 Project)/(Credit
                 Commercial de France,
                 Paris LOC)                             550,000
       855,000   Sparks, NV IDRBs, Series
                 1996, Weekly VRDNs (The
                 Antioch Publishing Co.
                 Project)/(National City

                 Bank, Ohio LOC)                        855,000
                 TOTAL                                1,405,000
                 NEW HAMPSHIRE-0.6%
     3,685,000   New Hampshire Business
                 Finance Authority, IDRB,
                 Series A, Weekly VRDNs
                 (Upper Valley

                 Press)/(KeyBank, N.A. LOC)           3,685,000
                 NEW JERSEY-0.8%
     4,995,000 2 New Jersey Housing &
                 Mortgage Financing
                 Authority, PT-285, 3.80%
                 TOBs (MBIA
                 INS)/(Landesbank Hessen-
                 Thueringen, Frankfurt
                 LIQ), Optional Tender
                 8/10/2000                            4,995,000
                 NEW MEXICO-1.6%
     4,755,000   Albuquerque, NM, Series
                 1996, Weekly VRDNs (Rose's
                 Southwest Papers,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 4,755,000
     5,000,000   Los Lunas Village, NM,
                 Series 1998, Weekly VRDNs
                 (Wall Colmonoy
                 Corp.)/(Michigan National
                 Bank, Farmington Hills

                 LOC)                                 5,000,000
                 TOTAL                                9,755,000
                 NEW YORK-1.8%
     3,800,000   Brookhaven-Comsewogue
                 Union Free School
                 District, NY, 4.25% TANs,

                 6/30/2000                            3,806,820
     7,000,000   New York City, NY
                 Transitional Finance
                 Authority, 1999 Trust
                 Receipts, Weekly VRDNs
                 (Bank of New York, New York

                 LIQ)                                 7,000,001
                 TOTAL                               10,806,821
                 OHIO-7.6%
    34,100,000   Clipper Tax-Exempt Certificates Trust (Ohio AMT), Series
                 1999-4, Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Bank
                 and Trust Co.

                 LIQ)                                34,100,000
     3,045,000   Mentor, OH Adjustable Rate
                 IDRBs, Series 1997, Weekly
                 VRDNs (Risch
                 Investments/Roll Kraft,

                 Inc.)/(KeyBank, N.A. LOC)            3,045,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 OHIO-CONTINUED
 $     980,000   Stark County, OH IDR,
                 Weekly VRDNs (Shearer's
                 Foods, Inc.)/(Bank One,
                 N.A. (Ohio) LOC)                $      980,000
     4,000,000   Toledo-Lucas County, OH
                 Port Authority, Airport
                 Development Revenue Bonds,
                 Series 1996-1, Weekly
                 VRDNs (Burlington Air
                 Express, Inc.)/(ABN AMRO

                 Bank N.V., Amsterdam LOC)            4,000,000
     3,720,000   Youngstown, OH Adjustable
                 Rate Demand IDRBs, Series
                 1996 A, Weekly VRDNs
                 (Cantar/Polyair
                 Corp./Performa

                 Corp.)/(HSBC Bank USA LOC)           3,720,000
                 TOTAL                               45,845,000
                 OKLAHOMA-0.6%
     3,610,000   Tulsa County, OK HFA, CDC
                 Municipal Products, Inc.,
                 Class A Certificates,
                 Series 1996 E, Weekly
                 VRDNs (GNMA COL)/(CDC
                 Municipal Products, Inc.
                 LIQ)                                 3,610,000
                 OREGON-0.1%
       495,000   Oregon State, EDRBs,
                 Series 1988 B, Weekly VRDNs
                 (Domaine Drouhin
                 Oregon, Inc.)/(Wells Fargo

                 Bank, N.A. LOC)                        495,000
                 PENNSYLVANIA-2.0%
     5,000,000   Clinton County, PA IDA,
                 Solid Waste Disposal Revenue Bonds, Series 1992 A, 4.70% TOBs
                 (International Paper Co.),

                 Optional Tender 1/15/2001            5,000,000
     6,745,000 2 Philadelphia, PA IDA,
                 Variable Rate
                 Certificates, Series 1998
                 P-1, 3.65% TOBs
                 (Philadelphia Airport
                 System)/(FGIC INS)/(Bank
                 of America, N.A. LIQ),
                 Optional Tender 7/20/2000            6,745,000
                 TOTAL                               11,745,000
                 SOUTH CAROLINA-3.3%
     5,200,000   Berkeley County, SC IDB,
                 Series 1998, Weekly VRDNs

                 (Nucor Corp.)                        5,200,000
     1,865,000   Berkeley County, SC IDB,
                 Series 1989, Weekly VRDNs
                 (W.W. Williams Co.
                 Project)/(Bank One, N.A.
                 Ohio, LOC)                           1,865,000
     3,690,000   South Carolina Job
                 Development Authority
                 Weekly VRDNs (Boozer
                 Lumber Co.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      3,690,000
       250,000   South Carolina Job
                 Development Authority,
                 Series 1988 B, Weekly VRDNs
                 (Seacord Corp.)/(Credit
                 Commercial de France,
                 Paris LOC)                             250,000
       450,000   South Carolina Job
                 Development Authority,
                 Series 1990, Weekly VRDNs
                 (NMFO

                 Associates)/(Wachovia Bank
                 of NC, N.A. LOC)                       450,000
       850,000   South Carolina Job
                 Development Authority,
                 Series 1990, Weekly VRDNs
                 (Old Claussen's
                 Bakery)/(Wachovia Bank of

                 NC, N.A. LOC)                          850,000
       500,000   South Carolina Job
                 Development Authority,
                 Series 1990, Weekly VRDNs
                 (Rice Street
                 Association)/(Wachovia

                 Bank of NC, N.A. LOC)                  500,000
     3,700,000   South Carolina Job
                 Development Authority,
                 Series 1996, Weekly VRDNs
                 (PVC Container Corp.
                 Project)/(Fleet Bank N.A.
                 LOC)                                 3,700,000
       660,000   South Carolina Job
                 Development Authority,
                 Series B, Weekly VRDNs
                 (Osmose Wood
                 Preserving)/(Credit
                 Commercial de France,
                 Paris LOC)                             660,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 SOUTH CAROLINA-CONTINUED
 $   2,620,000   York County, SC IDA, IDRBs,
                 Series 1989, Weekly VRDNs
                 (Sediver, Inc.)/(Banque

                 Nationale de Paris LOC)         $    2,620,000
                 TOTAL                               19,785,000
                 SOUTH DAKOTA-0.8%
     4,230,000   South Dakota Housing
                 Development Authority,
                 Series 1999 I, 3.85% BANs,
                 9/28/2000                            4,230,000
       515,000   South Dakota Housing
                 Development Authority,
                 Homeownership Mortgage
                 Bonds, 1997 Series E,
                 Weekly VRDNs                           515,000
                 TOTAL                                4,745,000
                 TENNESSEE-4.1%
     4,000,000   Carter County, TN IDB,
                 Series 1983, Monthly VRDNs
                 (Inland Container Corp.)/
                 (Temple-Inland, Inc. GTD)            4,000,000
     1,500,000   Cheatham County, TN IDB,
                 Series 1997 B, Weekly VRDNs
                 (Triton Boat Co.)/(First
                 American National Bank,

                 Nashville, TN LOC)                   1,500,000
     2,000,000   Covington, TN IDB, Series
                 1992, Weekly VRDNs
                 (Wallace Computer
                 Services, Inc.)/(Wachovia

                 Bank of NC, N.A. LOC)                2,000,000
     1,500,000   Hamilton County, TN IDB,
                 Series 1987, Weekly VRDNs
                 (Seaboard Farms
                 Project)/(SunTrust Bank,

                 Atlanta LOC)                         1,500,000
     1,510,000   Hawkins County, TN IDB,
                 Series 1995, Weekly VRDNs
                 (Sekisui Ta Industries,
                 Inc.)/(Bank of Tokyo-
                 Mitsubishi Ltd. LOC)                 1,510,000
     2,000,000   Jackson, TN IDB, Solid
                 Waste Facility Bonds,
                 Series 1995, Weekly VRDNs
                 (Florida Steel
                 Corp.)/(Bank of America,
                 N.A. LOC)                            2,000,000
       500,000   Knox County, TN IDB, Series
                 1996, Weekly VRDNs (Health
                 Ventures, Inc.)/(SunTrust

                 Bank, Nashville LOC)                   500,000
     4,000,000   Morristown, TN IDB, Series
                 1999, Weekly VRDNs (Tuff
                 Torq Corp.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           4,000,000
     3,000,000   Sevier County, TN Public
                 Building Authority, Local
                 Government Improvement
                 Bonds, Series II-G-2,
                 Weekly VRDNs (Knoxville,
                 TN)/(AMBAC INS)/(KBC Bank
                 N.V. LIQ)                            3,000,000
       800,000   South Pittsburg, TN IDB,
                 Series 1996, Weekly VRDNs
                 (Lodge Manufacturing Co.)/
                 (SunTrust Bank, Nashville

                 LOC)                                   800,000
     3,995,000   Tennessee Housing
                 Development Agency, Series
                 1997 K, Weekly VRDNs (Bank

                 of America, N.A. LIQ)                3,995,000
                 TOTAL                               24,805,000
                 TEXAS-9.7%
     4,000,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds, Series 1993, 4.60%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender
                 2/17/2000                            4,000,000
     2,500,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds, Series 1993, 4.60%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender
                 2/18/2000                            2,500,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 TEXAS-CONTINUED
 $   1,600,000   Angelina and Neches River
                 Authority, Texas, Waste
                 Disposal Revenue Bonds,
                 Series 1998, 4.60% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender 2/17/2000      $    1,600,000
     5,755,000   Brazos River Authority,
                 TX, Series 1999 B, Weekly
                 VRDNs (TXU Electric
                 Co.)/(Morgan Guaranty

                 Trust Co., New York LOC)             5,755,000
     5,420,000 2 Dallas-Fort Worth, TX
                 Regional Airport, Custody
                 Receipts, 4.05% TOBs
                 (FGIC INS)/(Citibank N.A,
                 New York LIQ), Optional

                 Tender 5/1/2000                      5,420,000
     7,100,000   Gulf Coast, TX Waste
                 Disposal Authority, Daily

                 VRDNs (Amoco Corp.)                  7,100,000
     3,500,000   Harris County, TX HFDC,
                 Series 1994, Daily VRDNs
                 (Methodist Hospital,
                 Harris County, TX)                   3,500,000
     3,500,000   Harris County, TX HFDC,
                 Series 1997 A, Daily VRDNs
                 (St. Luke's Episcopal
                 Hospital)/(Bank of
                 America, N.A., Morgan
                 Guaranty Trust Co., New
                 York and Toronto Dominion
                 Bank LIQs)                           3,500,000
     5,000,000   Harris County, TX HFDC,
                 Hospital Revenue Bonds, Series 1997 B, 3.70% CP (Memorial
                 Hospital System)/(MBIA INS)/(Chase Bank of Texas LIQ),

                 Mandatory Tender 3/1/2000            5,000,000
     2,200,000   Harris County, TX HFDC,
                 Unit Priced Demand
                 Adjustable Revenue Bonds,
                 Series 1997 B, Daily VRDNs
                 (St. Luke's Episcopal
                 Hospital)/(Bank of
                 America, N.A., Morgan
                 Guaranty Trust Co., New
                 York and Toronto Dominion
                 Bank LIQs)                           2,200,000
     3,210,000   Houston, TX Airport
                 System, Series 1998 A, PT- 1102, Weekly VRDNs (FGIC
                 INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                 3,210,000
     2,100,000   Lubbock, TX IDC, Daily
                 VRDNs (McLane Co.,
                 Inc.)/(Bank of America,
                 N.A. LOC)                            2,100,000
     8,000,000   McAllen, TX IDA, Series
                 1998, Weekly VRDNs (NiTek
                 McAllen LLC)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           8,000,000
     4,545,000   Saginaw, TX IDA, Series
                 1998, Weekly VRDNs (Glad
                 Investing Partners
                 Ltd.)/(Bank One, Texas

                 N.A. LOC)                            4,545,000
                 TOTAL                               58,430,000
                 VIRGINIA-3.5%
     5,000,000   Campbell County, VA IDA,
                 Solid Waste Disposal
                 Facilities Revenue ACES,
                 Weekly VRDNs (Georgia-
                 Pacific Corp.)/(SunTrust
                 Bank, Atlanta LOC)                   5,000,000
    10,000,000 2 Fairfax County, VA EDA,
                 Trust Receipt, FR/RI-A15, Series 1999, 3.55% TOBs (AMBAC
                 INS)/(National Westminster Bank PLC, London LIQ), Optional

                 Tender 2/1/2000                     10,000,000
     6,000,000   Halifax, VA IDA, MMMs, PCR,
                 3.85% CP (Virginia
                 Electric Power Co.),
                 Mandatory Tender 3/10/2000           6,000,000
                 TOTAL                               21,000,000
                 WASHINGTON-1.2%
     4,000,000 2 Washington State, PT-1187,
                 3.95% TOBs (Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender
                 10/19/2000                           4,000,000
     3,000,000   Yakima County, WA Public
                 Corp., Series 1999, Weekly
                 VRDNs (John I. Haas,
                 Inc.)/(Bayerische
                 Hypotheken-und Vereinsbank
                 AG and Deutsche Bank AG
                 LOCs)                                3,000,000
                 TOTAL                                7,000,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 WEST VIRGINIA-0.4%
 $   2,335,000   Berkeley County, WV County
                 Commission, IDB, Series
                 1994, Weekly VRDNs
                 (Brentwood Industries,
                 Inc. Project)/(First Union
                 National Bank, Charlotte,
                 NC LOC)                         $    2,335,000
                 WISCONSIN-1.6%
     2,000,000   Milwaukee, WI Series 1997,
                 3.95% TOBs (Signature
                 Flight Support
                 Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender

                 6/1/2000                             2,000,000
     1,000,000   New Berlin, WI Series 1997
                 A, Weekly VRDNs (Sunraider
                 LLC/New Berlin Plastics,
                 Inc.)/(Bank One,
                 Wisconsin, N.A. LOC)                 1,000,000
     6,905,000 2 Wisconsin Housing & EDA,
                 PT-90, 3.175% TOBs (Banque
                 Nationale de Paris LIQ),
                 Optional Tender 2/17/2000            6,905,000
                 TOTAL                                9,905,000
                 TOTAL INVESTMENTS
                 (AMORTIZED COST) 3               $ 600,102,821

Securities that are subject to alternative minimum tax represent 91.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   Second Tier
96.85%       3.15%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2000 these securities amounted to $84,996,000 which represents 14.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($602,128,089) at January 31, 2000.

The following acronyms are used throughout this portfolio:

ACES -Adjustable Convertible Extendable Securities AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDA -Economic Development Authority EDC -Economic Development Corporation EDRB -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company GNMA -Government National Mortgage Association GTD -Guaranteed HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDRB -Industrial Development Revenue Bond IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts Liquidity Optional Tender Series MMMs -Money Market Municipals PCR -Pollution Control Revenue SFM -Single Family Mortgages TANs -Tax Anticipation Notes TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

Prime Cash Obligations Fund

JANUARY 31, 2000 (UNAUDITED)

PRINCIPAL

AMOUNT                                                       VALUE
                  SHORT TERM NOTES-10.6%
                  BANKING-1.0% $ 30,000,000 Bank One, Illinois, N.A.,

                  6.025%, - 6.07%,
                  10/10/2000 - 11/13/2000         $     29,985,690
     16,000,000   Westpac Banking Corp.
                  Ltd., Sydney, 6.22%,
                  11/30/2000                            15,989,736
                  TOTAL                                 45,975,426
                  BROKERAGE-2.9%
    138,000,000   Goldman Sachs Group, Inc.,
                  5.831% - 6.010%, 3/24/2000
                  - 4/26/2000                          138,000,000
                  FINANCE - AUTOMOTIVE-0.2%
      3,536,571   Honda Auto Lease Trust
                  1999-A, Class A-1, 5.445%,
                  8/15/2000                              3,536,571
      7,862,118   Toyota Auto Receivables
                  1999-A Owner Trust, Class

                  A-1, 5.365%, 8/11/2000                 7,862,118
                  TOTAL                                 11,398,689
                  FINANCE - COMMERCIAL-6.1%
    153,500,000   Beta Finance, Inc., 5.10% -
                  5.52%, 2/16/2000 -
                  6/12/2000                            153,499,051
    136,000,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 6.00% -
                  6.78%, 8/11/2000 -
                  2/28/2001                            136,000,000
                  TOTAL                                289,499,051
                  FINANCE - EQUIPMENT-0.4%
      4,402,965   Caterpillar Financial
                  Asset Trust 1999-A, Class

                  A-1, 5.365%, 7/25/2000                 4,402,965
     12,416,035   Copelco Capital Funding
                  LLC 1999-B, Class A-1,
                  5.937%, 10/18/2000                    12,416,035
        176,431   Navistar Financial 1999-A
                  Owner Trust, Class A-1,
                  5.003%, 6/15/2000                        176,431
                  TOTAL                                 16,995,431
                  INSURANCE-0.0%
         12,000   Americredit Automobile
                  Receivables Trust 2000-A,
                  Class A-1, 6.040%,
                  2/5/2001                                  12,000
                  TOTAL SHORT TERM NOTES               501,880,597
                  CERTIFICATES OF DEPOSIT-
                  4.3%
                  BANKING-4.3%

     27,000,000   Bank of Montreal, 5.20%,
                  5/12/2000                             26,996,404
     40,000,000   Bank of Scotland,
                  Edinburgh, 5.95%,
                  4/12/2000                             39,999,924
     26,000,000   Bayerische Landesbank
                  Girozentrale, 5.115%,
                  3/21/2000                             25,997,103
     39,000,000   Canadian Imperial Bank of
                  Commerce, 4.987% - 5.16%,
                  2/7/2000 - 2/23/2000                  38,999,432
PRINCIPAL

AMOUNT                                                       VALUE
                  CERTIFICATES OF DEPOSIT-
                  continued

                  BANKING-CONTINUED
  $  25,000,000   Commerzbank AG, Frankfurt,
                  5.16% - 5.24%, 4/7/2000 -
                  5/15/2000                       $     24,997,585
     45,000,000   UBS AG, Stamford, 6.080% -
                  6.260%, 11/13/2000 -
                  12/11/2000                            44,976,726
                  TOTAL CERTIFICATES OF
                  DEPOSIT                              201,967,174
                  COMMERCIAL PAPER-46.0% 2
                  BANKING-25.6%
     80,000,000   Abbey National N.A. Corp.,
                  (Guaranteed by Abbey
                  National Bank PLC,
                  London), 5.906% - 5.917%,
                  4/13/2000 - 4/25/2000                 78,971,200
     39,000,000   Asset Securitization
                  Cooperative Corp., 5.92%,
                  2/24/2000                             38,856,729
     50,000,000   Corporate Asset Funding
                  Co., Inc. (CAFCO), 5.808%,
                  3/22/2000                             49,600,694
    130,000,000   Cregem North America,
                  Inc., (Guaranteed by

                  Credit Communal de
                  Belgique, Brussels),
                  5.893% - 6.020%, 2/8/2000 -
                  4/17/2000                            129,406,876
     65,000,000   Den Danske Corp., Inc.,
                  (Guaranteed by Den Danske
                  Bank A/S), 5.936% - 6.069%,
                  4/25/2000 - 6/21/2000                 63,814,472
     30,000,000   Edison Asset
                  Securitization LLC,
                  5.984%, 4/25/2000                     29,587,700
    125,594,000   Falcon Asset

                  Securitization Corp.,
                  5.699% - 5.746%, 2/1/2000 -
                  2/17/2000                            125,379,996
     28,805,000   Fountain Square Commercial
                  Funding Corp., (Fifth
                  Third Bank, Cincinnati
                  SA), 5.749% - 5.956%,

                  2/22/2000 - 4/24/2000                 28,549,050
     61,595,000   Greenwich Funding Corp.,
                  5.119% - 5.938%, 2/1/2000 -
                  4/11/2000                             61,365,832
    238,682,000   Market Street Funding
                  Corp., (PNC Bank, N.A.
                  LOC), 5.739% - 5.849%,
                  2/22/2000 - 3/6/2000                 237,760,595
     30,000,000   PREFCO-Preferred
                  Receivables Funding Co.,
                  5.789%, 3/7/2000                      29,832,292
     47,000,000   Park Avenue Receivables

                  Corp., 5.741%, 2/25/2000              46,821,400
     75,000,000   Receivables Capital Corp.,
                  5.707% - 5.937%, 2/8/2000 -
                  2/9/2000                              74,911,569
     30,000,000   Svenska Handelsbanken,
                  Inc., (Guaranteed by
                  Svenska Handelsbanken,
                  Stockholm), 5.928%,
                  4/12/2000                             29,654,467
    117,398,000   Three Rivers Funding
                  Corp., 5.701% - 5.756%,
                  2/11/2000 - 2/22/2000                117,150,086
     25,000,000   Westpac Capital Corp.,
                  (Guaranteed by Westpac
                  Banking Corp. Ltd.,
                  Sydney), 5.967%, 5/2/2000             24,633,472
     50,000,000   Westpac Trust Securities
                  NZ Ltd., (Guaranteed by
                  Westpac Banking Corp.
                  Ltd., Sydney), 5.936%,
                  4/25/2000                             49,317,500
                  TOTAL                              1,215,613,930
                  BROKERAGE-1.9%
     90,000,000   Morgan Stanley, Dean

                  Witter & Co., 5.927% -
                  5.942%, 4/17/2000 -
                  4/24/2000                             88,832,778
                  CONSUMER PRODUCTS-2.3%
    108,000,000   Diageo Capital PLC,
                  (Guaranteed by Diageo
                  PLC), 5.919% - 6.008%,
                  3/1/2000 - 4/11/2000                 107,166,751
PRINCIPAL

AMOUNT                                                       VALUE
                  COMMERCIAL PAPER-continued
                  2

                  FINANCE - AUTOMOTIVE-0.4%
  $  20,000,000   General Motors Acceptance

                  Corp., 5.459%, 3/6/2000          $    19,900,833
                  FINANCE - COMMERCIAL-6.3%
     65,000,000   CIT Group Holdings, Inc.,
                  5.811%, 2/1/2000                      65,000,000
     30,000,000   Eureka Securitization,
                  Inc., 5.701%, 2/14/2000               29,938,575
     42,500,000   GE Capital International
                  Funding, Inc., (Guaranteed

                  by General Electric

                  Capital Corp.), 5.994% -
                  6.093%, 3/9/2000 -
                  4/11/2000                             42,053,999
    140,000,000   General Electric Capital
                  Corp., 5.917% - 6.032%,
                  2/25/2000 - 5/12/2000                138,259,428
     25,000,000   Sigma Finance, Corp.,
                  (Guaranteed by Sigma

                  Finance Corp.), 5.717% -
                  5.959%, 2/4/2000 -
                  4/14/2000                             24,816,829
                  TOTAL                                300,068,831
                  FINANCE - RETAIL-0.3% 15,000,000 CommoLoCo, Inc.,

                  (Guaranteed by American
                  General Finance Corp.),
                  6.104%, 3/9/2000                      14,907,963
                  INSURANCE-9.2%
    200,000,000   Aspen Funding Corp.,
                  (Insured by MBIA), 5.757%,
                  2/17/2000                            199,490,667
     54,300,000   CXC, Inc., 5.927% - 5.980%,
                  2/2/2000 - 4/10/2000                  53,863,333
     60,000,000   Marsh USA, Inc., 5.754% -
                  6.040%, 2/16/2000 -
                  7/28/2000                             59,465,567
    125,430,000   Sheffield Receivables
                  Corp., 5.758% - 6.023%,
                  2/11/2000 - 2/28/2000                125,026,814
                  TOTAL                                437,846,381
                  TOTAL COMMERCIAL PAPER             2,184,337,467
                  LOAN PARTICIPATION-3.9%
                  ELECTRICAL EQUIPMENT-0.4%
     16,700,000   Mt. Vernon Phenol Plant
                  Partnership, (Guaranteed
                  by General Electric Co.),
                  6.120%, 5/17/2000                     16,700,000
                  FINANCE - AUTOMOTIVE-2.5%
    120,000,000   General Motors Acceptance

                  Corp., Mortgage of PA,
                  (Guaranteed by General

                  Motors Acceptance Corp.),
                  5.620% - 6.863%, 2/3/2000 -
                  3/15/2000                            120,000,000
                  FINANCE - EQUIPMENT-1.0%
     50,000,000   Pitney Bowes Credit Corp.,
                  5.809%, 2/10/2000                     49,927,750
                  TOTAL LOAN PARTICIPATION             186,627,750
PRINCIPAL

AMOUNT                                                       VALUE
                  VARIABLE RATE OBLIGATIONS-
                  22.6% 3
                  BANKING-10.2%
  $   2,000,000   Albuquerque, NM, Series
                  1997 El Canto, Inc.,
                  (Norwest Bank Minnesota,
                  N.A. LOC), 6.290%,
                  2/3/2000                         $     2,000,000
     46,000,000   Asset Securitization

                  Cooperative Corp., 5.831%
                  - 5.903%, 2/7/2000 -
                  2/14/2000                             45,999,580
      1,600,000   Beech Grove, IN, Series
                  1997, Poster Display Co.
                  Project, (Bank One,
                  Indiana, N.A. LOC),
                  5.940%, 2/3/2000                       1,600,000
      1,925,000   C. W. Caldwell, Inc.,
                  Sweetbriar Assisted Living
                  Facility, Project,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.89%,
                  2/3/2000                               1,925,000
      5,500,000   Capital One Funding Corp.,
                  Series 1993-A, (Bank One,
                  Ohio N.A. LOC),
                  5.940%, 2/3/2000                       5,500,000
     21,270,000   Capital One Funding Corp.,
                  Series 1999-A, (Bank One,
                  Kentucky LOC),
                  5.940%, 2/3/2000                      21,270,000
      2,845,000   Casna LP, Series 1997,
                  (Huntington National Bank,
                  Columbus, OH LOC),
                  5.980%, 2/3/2000                       2,845,000
      9,965,000   Cedarville College OH,
                  Series 1998, (KeyBank,
                  N.A. LOC), 6.100%,
                  2/3/2000                               9,965,000
      4,515,000   Chartiers Valley
                  Industrial & Commercial
                  Development Authority,
                  Woodhaven Convalescent
                  Center, Series 1997-B,
                  (Bank One, Ohio, N.A. LOC),
                  5.980%, 2/3/2000                       4,515,000
      1,440,000   Children's Defense Fund,
                  (Allfirst LOC), 5.960%,
                  2/1/2000                               1,440,000
      5,715,000   Colonie, NY IDA,
                  Mechanical Technology,
                  Inc. Project, Series 1998
                  A, (KeyBank, N.A. LOC),
                  5.900%, 2/3/2000                       5,715,000
     56,000,000   Comerica Bank, 5.791% -
                  5.864%, 2/9/2000 -
                  2/25/2000                             55,974,616
      9,000,000   Comerica Bank, 5.864%,
                  2/25/2000                              8,995,989
     10,150,000   Cuyahoga County, OH,
                  Gateway Arena Project,
                  Series 1992-B, (Canadian
                  Imperial Bank of Commerce

                  LOC), 5.940%, 2/2/2000                10,150,000
      9,450,000   Elsinore Properties, LP,
                  Series 1999, (Fifth Third
                  Bank, Cincinnati LOC),
                  5.830%, 2/3/2000                       9,450,000
      1,020,000   Flowform, Inc.,
                  (Huntington National Bank,
                  Columbus, OH LOC),
                  5.980%, 2/3/2000                       1,020,000
      4,000,000   Frank Parsons Paper Co.,
                  Inc., Series 1999,
                  (Allfirst LOC), 5.871%,
                  2/4/2000                               4,000,000
      6,580,000   Franklin County, OH,
                  Edison Welding, Series
                  1995, (Huntington National
                  Bank, Columbus, OH LOC),
                  5.980%, 2/3/2000                       6,580,000
     11,730,000   Georgetown, KY Educational
                  Institution, Series 1997-
                  A, (Bank One, Kentucky

                  LOC), 5.940%, 2/3/2000                11,730,000
      4,130,000   Georgia Ports Authority,
                  Colonel's Island Terminal
                  Project, Series 1996-A,
                  Revenue Bonds, (SunTrust
                  Bank, Atlanta LOC),
                  5.850%, 2/2/2000                       4,130,000
      1,380,000   Gerald T. Thom, Trustee
                  U.A.D., March 27, 1997,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.980%,
                  2/3/2000                               1,380,000
PRINCIPAL

AMOUNT                                                       VALUE
                  VARIABLE RATE OBLIGATIONS-
                  continued 3
                  BANKING-CONTINUED
  $   1,480,000   Gettysburg Area IDA,
                  Hanover Lantern, Inc.
                  Project, Series 1998-B,
                  (Allfirst LOC), 5.860%,
                  2/2/2000                         $     1,480,000
     11,180,000   Healthcare Network
                  Properties LLC, Series A,
                  (National City Bank,
                  Michigan/Illinois LOC),
                  5.790%, 2/3/2000                      11,180,000
      8,400,000   IT Spring Wire LLC, Series
                  1997, (Fifth Third Bank,
                  Cincinnati LOC),
                  5.820%, 2/3/2000                       8,400,000
      3,877,000   International Processing
                  Corp., (Bank One, Kentucky

                  LOC), 5.990%, 2/3/2000                 3,877,000
      2,000,000   Kit Carson County, CO,
                  Midwest Farms LLC Project,
                  (Norwest Bank Minnesota,
                  N.A. LOC), 5.950%,
                  2/2/2000                               2,000,000
      6,000,000   La Verne City, IDA, Mobile
                  Tool International, Inc.
                  Project, Series 1998-B,
                  (Fleet Bank N.A. LOC),
                  5.870%, 2/3/2000                       6,000,000
     54,724,185   Liquid Asset Backed
                  Securities Trust, Series
                  1997-1, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.793%,

                  2/15/2000                             54,724,185
      7,730,000   Lombard IL, Multifamily
                  Housing, MHRV, Series
                  1999, Clover Creek
                  Apartments (Bank One,
                  Arizona N.A. LOC), 5.98%,
                  2/3/2000                               7,730,000
     32,670,000   M/S Land, LLC, (Bank One,
                  Illinois, N.A. LOC),
                  5.99%, 2/3/2000                       32,670,000
      5,900,000   MMR Funding I, Series A,
                  (Bayerische Hypotheken-und
                  Vereinsbank AG LOC),
                  5.94%, 2/3/2000                        5,900,000
      4,375,000   Maryland EDC, Human Genome
                  Sciences, Series 1999A,
                  (Allfirst LOC),
                  5.86%, 2/1/2000                        4,375,000
     13,125,000   Maryland EDC, Human Genome
                  Sciences, Series 1999B,
                  (First Union National
                  Bank, Charlotte, NC LOC),
                  5.86%, 2/1/2000                       13,125,000
      4,770,000   Medilodge Group,
                  Meadowbrook Project,
                  (KeyBank, N.A. LOC),
                  6.03%, 2/3/2000                        4,770,000
      1,280,000   Michigan State Housing
                  Development Authority,
                  Series 1999B, Lexington
                  Place Apartments, (Bank of
                  America, N.A. LOC), 5.78%,
                  2/3/2000                               1,280,000
     10,000,000   Mississippi Business
                  Finance Corp., Kohler Co.
                  Project, (Wachovia Bank of
                  NC, N.A. LOC), 5.80%,
                  2/3/2000                              10,000,000
      2,990,000   New Berlin, WI, Sunraider
                  LLC, Series 1997-B, (Bank
                  One, Wisconsin, N.A. LOC),
                  5.98%, 2/3/2000                        2,990,000
      4,100,000   New Jersey EDA, Morey
                  Organization, Inc. Project
                  Series 1997, (First Union
                  National Bank, Charlotte,

                  NC LOC), 5.91%, 2/2/2000               4,100,000
      2,565,000   New Jersey EDA, Phoenix
                  Realty Partners, (First
                  Union National Bank,
                  Charlotte, NC LOC),
                  5.910%, 2/2/2000                       2,565,000
      9,130,000   O.K.I. Supply Co., Series
                  1998, (Fifth Third Bank,
                  Cincinnati LOC), 5.83%,
                  2/3/2000                               9,130,000
      3,325,000   Oakwoods Master LP, Series
                  1997, (Amsouth Bank N.A.,
                  Birmingham LOC), 6.16%,
                  2/3/2000                               3,325,000
      3,525,000   Olszeski Properties, Inc.,
                  Series 1988, (Bank One,
                  Ohio, N.A. LOC),
                  6.03%, 2/3/2000                        3,525,000
     10,000,000   Park Avenue Receivables

                  Corp., 5.475%, 2/3/2000               10,000,000
PRINCIPAL

AMOUNT                                                       VALUE
                  VARIABLE RATE OBLIGATIONS-
                  continued 3
                  BANKING-CONTINUED
 $    1,000,000   Poseyville, IN, North
                  American Green, Series
                  1999, (Fifth Third Bank,
                  Cincinnati LOC), 6.04%,
                  2/3/2000                        $      1,000,000
      4,033,000   Primex Funding Corp.,
                  Series 1997-A, (Bank One,
                  Indiana, N.A. LOC),
                  5.94%, 2/3/2000                        4,033,000
      1,776,912 1 Rabobank Optional

                  Redemption Trust, Series

                  1997-101, 6.186%,
                  4/20/2000                              1,776,912
      9,635,000   Royal Wine Corp. and KFP
                  International Ltd., Series
                  1998, (KeyBank, N.A. LOC),
                  6.10%, 2/3/2000                        9,635,000
      7,000,000   Sandridge Food Corp.,
                  (Bank One, Ohio, N.A. LOC),
                  5.99%, 2/3/2000                        7,000,000
      9,600,000   Smith Land Improvement
                  Corp., Series 1999,
                  (Allfirst LOC), 5.860%,
                  2/1/2000                               9,600,000
      3,810,000   Solon Properties LLC,
                  (Huntington National Bank,
                  Columbus, OH LOC),
                  5.98%, 2/3/2000                        3,810,000
      2,130,000   Spitzer Group, Series
                  1998-C, (Bank One, Ohio,
                  N.A. LOC), 5.98%, 2/3/2000             2,130,000
      1,100,000   TDB Realty Ltd.,
                  (Huntington National Bank,
                  Columbus, OH LOC),
                  5.98%, 2/3/2000                        1,100,000
      2,160,000   Tallahassee-Leon County
                  Civic Center Authority,
                  Series 1998-C, (SunTrust
                  Bank, Central Florida

                  LOC), 5.85%, 2/2/2000                  2,160,000
      3,280,000   Team Rahal of Pittsburgh,
                  Inc., Series 1997,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.98%,
                  2/3/2000                               3,280,000
     10,000,000   Three Rivers Funding

                  Corp., 5.88%, 2/1/2000                10,000,000
      2,050,000   Trap Rock Industries,
                  Inc., Series 1997, (First
                  Union National Bank,
                  Charlotte, NC LOC), 5.91%,
                  2/2/2000                               2,050,000
        885,000   Triple O LLC, Series 1999,
                  (Huntington National Bank,
                  Columbus, OH LOC), 6.03%,
                  2/3/2000                                 885,000
      5,565,000   VLF LLC, The Village of
                  Lovejoy, Fountain Project,
                  (KeyBank, N.A. LOC),
                  6.10%, 2/3/2000                        5,565,000
      2,715,000   Van Wyk Enterprises, Inc.,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.98%,
                  2/3/2000                               2,715,000
     10,000,000   Wildcat Management Ltd.,
                  Inc., Series 1999,
                  (Firstar Bank, N.A.,
                  Cincinnati LOC), 5.90%,
                  2/3/2000                              10,000,000
                  TOTAL                                487,075,293
                  BROKERAGE-2.5%
    117,600,000   Morgan Stanley, Dean
                  Witter & Co., 5.83%,
                  2/4/2000                             117,600,000
                  FINANCE - AUTOMOTIVE-1.9%
     88,800,000   General Motors Acceptance
                  Corp., Mortgage of PA,
                  (General Motors Acceptance
                  Corp. LOC), 5.83% - 5.924%,
                  3/7/2000                              88,442,874
                  FINANCE - COMMERCIAL-1.4%
     68,800,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 5.83% -
                  6.296%, 2/1/2000 -
                  3/28/2000                             68,800,000
PRINCIPAL

AMOUNT                                                       VALUE
                  VARIABLE RATE OBLIGATIONS-
                  continued 3
                  FINANCE - EQUIPMENT-0.2%
  $   9,000,000   Deere (John) Capital

                  Corp., 6.23%, 2/1/2000           $     9,001,452
                  INSURANCE-6.4%
     24,000,000   Allstate Life Insurance
                  Co., 6.113% - 6.616%,
                  2/1/2000                              24,000,000
     27,000,000   First Allmerica Financial
                  Life Insurance Co.,
                  6.306%, 2/3/2000                      27,000,000
     15,000,000   GE Life and Annuity
                  Assurance Co., 6.20%,
                  3/1/2000                              15,000,000
     62,400,000   Jackson National Life

                  Insurance Co., 5.90% -
                  6.271%, 2/1/2000 -
                  4/30/2000                             62,400,000
     15,087,000 1 Liquid Asset Backed
                  Securities Trust, Series
                  1997-3 Sr. Notes, (AMBAC
                  INS), 6.151%, 2/27/2000               15,087,000
     15,835,324 1 Liquid Asset Backed
                  Securities Trust, Sr.
                  Notes (Series 1998-1),
                  (AMBAC INS), 5.819%,
                  2/27/2000                             15,835,324
     24,000,000   Peoples Security Life
                  Insurance Co., 5.93% -
                  6.41%, 2/1/2000                       24,000,000
     20,000,000   Principal Life Insurance

                  Co., 6.26%, 3/1/2000                  20,000,000
     15,000,000   Protective Life Insurance
                  Co., 6.355%, 2/1/2000                 15,000,000
     30,000,000   Security Life of Denver
                  Insurance Co., 6.100% -
                  6.359%, 2/10/2000 -
                  3/28/2000                             30,000,000
     35,000,000   Transamerica Life

                  Insurance and Annuity Co.,
                  6.094%, 3/1/2000 -
                  4/1/2000                              35,000,000
     10,000,000   Transamerica Occidental
                  Life Insurance Co.,
                  6.329%, 2/29/2000                     10,000,000
     10,000,000   Travelers Insurance Co.,
                  6.094%, 3/1/2000                      10,000,000
                  TOTAL                                303,322,324
                  TOTAL VARIABLE RATE
                  OBLIGATIONS                        1,074,241,943
                  TIME DEPOSIT-4.2%
                  BANKING-4.2%
    200,000,000   SunTrust Bank, Atlanta,
                  5.875%, 2/1/2000                     200,000,000
                  REPURCHASE AGREEMENTS-8.8%
                  4

    138,100,000   Bank of America, 5.80%,
                  dated 1/31/2000, due
                  2/1/2000                             138,100,000
    150,000,000   Deutsche Bank Financial,
                  Inc., 5.80%, dated

                  1/31/2000, due 2/1/2000              150,000,000
PRINCIPAL

AMOUNT                                                       VALUE
                  REPURCHASE AGREEMENTS-
                  continued 4
  $  56,200,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.70%, dated 1/31/2000,
                  due 2/1/2000                     $    56,200,000
     75,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.69%, dated 1/31/2000,
                  due 2/1/2000                          75,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                           419,300,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5                $ 4,768,354,931

1 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees. At January 31, 2000, these securities amounted to $32,699,236 which represents 0.69% of net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,747,906,186) at January 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation EDA -Economic Development Authority EDC -Economic Development Corp.

IDA -Industrial Development Authority
INS -Insured
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

Prime Value Obligations Fund

JANUARY 31, 2000 (UNAUDITED)

PRINCIPAL

AMOUNT                                                       VALUE
                  SHORT-TERM NOTES-8.6%
                  BANKING-0.9% $ 15,000,000 Bank One, Illinois, N.A.,

                  6.025% - 6.070%,
                  10/10/2000 - 11/13/2000          $    14,993,288
      5,000,000   Westpac Banking Capital
                  Corp. Ltd., Sydney,
                  6.220%, 11/30/2000                     4,996,792
                  TOTAL                                 19,990,080
                  BROKERAGE-2.2%
     50,000,000   Goldman Sachs Group, Inc.,
                  5.900% - 6.00%, 3/14/2000 -
                  3/24/2000                             50,000,000
                  FINANCE - COMMERCIAL-5.3%
     95,500,000   Beta Finance, Inc., 5.000%
                  - 5.700%, 2/1/2000 -
                  6/28/2000                             95,499,226
      9,000,000   FINOVA Capital Corp.,
                  6.170% - 6.45%, 6/1/2000 -
                  6/12/2000                              9,006,460
     18,000,000   Sigma Finance, Inc.,
                  6.000% - 6.780%, 8/11/2000
                  - 2/28/2001                           18,000,000
                  TOTAL                                122,505,686
                  FINANCE - EQUIPMENT-0.2%
      5,227,804   Copelco Capital Funding
                  LLC, Series 1999-B, Class

                  A-1, 5.937%, 10/18/2000                5,227,804
        105,275   Heller Equipment Asset
                  Receivables Trust, Series
                  1999-1, Class A1,

                  4.948%, 5/13/2000                        105,275
                  TOTAL                                  5,333,079
                  INSURANCE-0.0%
          5,500   Americredit Automobile
                  Receivables Trust, Series
                  2000-A, Class A1,

                  6.040%, 2/5/2001                           5,500
                  TOTAL SHORT-TERM NOTES               197,834,345
                  CERTIFICATES OF DEPOSIT-
                  14.9%
                  BANKING-14.9%

     15,000,000   Bank of Nova Scotia,
                  Toronto, 5.290%, 3/9/2000             14,999,415
     25,000,000   Bank of Scotland,
                  Edinburgh, 5.950%,
                  4/12/2000                             24,999,952
     50,000,000   Bank One, Illinois, N.A.,
                  6.030%, 11/13/2000                    49,971,934
     10,000,000   Bayerische Landesbank
                  Girozentrale, 5.150%,
                  3/21/2000                              9,999,549
     25,000,000   Canadian Imperial Bank of
                  Commerce, 5.160% - 5.340%,
                  2/23/2000 - 3/21/2000                 24,999,080
     20,000,000   Commerzbank AG, Frankfurt,
                  5.290%, 5/15/2000                     19,997,259
     30,000,000   Halifax PLC, 5.900%,
                  3/31/2000                             30,000,000
    121,000,000   MBNA America Bank, N.A.,
                  6.000% - 6.030%, 4/12/2000
                  - 4/19/2000                          121,000,000
     50,000,000   Svenska Handelsbanken,
                  Stockholm, 5.180%,
                  3/20/2000                             49,998,100
                  TOTAL CERTIFICATES OF
                  DEPOSIT                              345,965,289
PRINCIPAL

AMOUNT                                                       VALUE
                  BANKING-12.1%
  $  28,000,000   Abbey National N.A. Corp.,
                  (Guaranteed by Abbey
                  National Bank PLC,
                  London), 5.906%, 4/25/2000       $    27,619,760
     20,000,000   Australia & New Zealand
                  ANZ, Inc., (Guaranteed by
                  Australia & New Zealand
                  Banking Group, Melbourne),
                  5.928%, 4/12/2000                     19,769,644
     71,000,000   Cregem North America,
                  Inc., (Guaranteed by

                  Credit Communal de

                  Belgique, Brussels),
                  5.920% - 6.020%, 2/14/2000
                  - 2/18/2000                           70,829,760
     24,000,000   Den Danske Corp., Inc.,
                  (Guaranteed by Den Danske
                  Bank A/S), 6.007% - 6.069%,
                  5/31/2000 - 6/21/2000                 23,460,100
     43,594,000   Gotham Funding Corp.,
                  5.718% - 5.786%, 2/2/2000 -
                  2/15/2000                             43,533,411
     50,000,000   Market Street Funding
                  Corp., (PNC Bank, N.A.
                  LOC), 5.750%, 2/23/2000               49,825,222
     10,000,000   Svenska Handelsbanken,
                  Inc., (Guaranteed by
                  Svenska Handelsbanken,
                  Stockholm), 5.928%,
                  4/12/2000                              9,884,822
     37,000,000   Westpac Capital Corp.,
                  (Guaranteed by Westpac
                  Banking Corp. Ltd.,
                  Sydney), 5.967%, 5/2/2000             36,457,539
                  TOTAL                                281,380,258
                  BROKERAGE-2.7%
     32,000,000   Goldman Sachs Group, Inc.,
                  5.935%, 4/28/2000                     31,547,600
     10,000,000   Morgan Stanley, Dean
                  Witter & Co., 5.927%,
                  4/24/2000                              9,865,356
     21,000,000   Salomon Smith Barney
                  Holdings, Inc., 5.922%,
                  4/3/2000                              20,788,425
                  TOTAL                                 62,201,381
                  CHEMICALS-0.8%
      6,955,000   IMC Global, Inc., 6.454%,
                  2/7/2000                               6,947,639
     10,516,000   Rohm & Haas Co., 6.347% -
                  6.475%, 2/4/2000                      10,510,473
                  TOTAL                                 17,458,112
                  CONTAINER/PACKAGING-0.3%
      7,300,000   Crown Cork & Seal Co.,
                  Inc., 5.846% - 5.858%,
                  2/15/2000 - 2/24/2000                  7,279,094
                  FINANCE - COMMERCIAL-10.9%
     20,000,000   Corporate Asset Funding
                  Co., Inc., 5.808%,
                  3/22/2000                             19,840,278
     20,000,000   Edison Asset
                  Securitization LLC,
                  6.003%, 5/15/2000                     19,659,111
     41,135,000   Falcon Asset

                  Securitization Corp.,
                  5.697% - 5.750%, 2/10/2000
                  - 2/22/2000                           41,007,601
     50,000,000   General Electric Capital
                  Corp., 5.917% - 6.032%,
                  2/25/2000 - 3/10/2000                 49,759,156
     83,013,000   Receivables Capital Corp.,
                  5.937% - 5.981%, 2/8/2000 -
                  4/20/2000                             82,528,698
     41,000,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 5.941% -
                  5.941%, 4/3/2000 -
                  5/10/2000                             40,363,871
                  TOTAL                                253,158,715
PRINCIPAL

AMOUNT                                                       VALUE
                  COMMERCIAL PAPER-continued
                  2
                  HOMEBUILDING-0.5%

  $  11,700,000   Centex Corp., 5.801% -
                  5.832%, 2/2/2000 -
                  2/10/2000                        $    11,689,740
                  INDUSTRIAL PRODUCTS-0.5%
     11,160,000   Praxair, Inc., 6.421%,
                  2/1/2000                              11,160,000
                  INSURANCE-5.4%
     37,000,000   CXC, Inc., 5.947%,
                  4/7/2000                              36,601,818
     87,860,000   Sheffield Receivables
                  Corp., 5.707% - 6.022%,
                  2/2/2000 - 2/22/2000                  87,733,696
                  TOTAL                                124,335,514
                  RETAIL-1.0%
     24,053,000   Safeway, Inc., 5.799% -
                  5.820%, 2/3/2000 -
                  2/9/2000                              24,036,557
                  TOTAL COMMERCIAL PAPER               792,699,371
                  NOTES - VARIABLE-28.9% 2
                  BANKING-11.8%
      9,410,000   500 South Front St. LP,
                  Series A, (Huntington
                  National Bank, Columbus,
                  OH LOC), 5.980%, 2/3/2000              9,410,000
      5,075,000   500 South Front St. LP,
                  Series B, (Huntington
                  National Bank, Columbus,
                  OH LOC), 5.980%, 2/3/2000              5,075,000
      1,112,500   Alabama State IDA,
                  (Nichols Research Corp.),
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  6.090%, 2/4/2000                       1,112,500
     16,900,000   Beverly California Corp.,
                  (PNC Bank, N.A. LOC),
                  5.810%, 2/7/2000                      16,900,000
     16,385,000   Beverly Hills Nursing
                  Center, Inc., Medilodge
                  Project Series 1996,
                  (KeyBank, N.A. LOC),
                  6.030%, 2/3/2000                      16,385,000
      1,725,000   Bissett, William K. and
                  Sheryl B., Multi-Option
                  Adjustable Rate Notes,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.980%,
                  2/3/2000                               1,725,000
      6,000,000   Bond Holdings LP,
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  5.930%, 2/4/2000                       6,000,000
      6,715,000   Briarwood LP, Briarwood
                  Ltd. Partnership Project
                  Series 1999, (Bank One,
                  Ohio, N.A. LOC), 6.040%,
                  2/3/2000                               6,715,000
      9,826,000   Capital One Funding Corp.,
                  Series 1999-B, (Bank One,
                  Ohio, N.A. LOC),
                  5.940%, 2/3/2000                       9,826,000
        480,000   Carmel, IN, Telamon Corp.,
                  Series 1996-C, (Huntington
                  National Bank, Columbus,
                  OH LOC), 6.080%, 2/3/2000                480,000
        930,000   Carmel, IN, Telamon Corp.,
                  Series A, (Huntington
                  National Bank, Columbus,
                  OH LOC), 6.080%, 2/3/2000                930,000
      1,005,000   Carmel, IN, Telamon Corp.,
                  Series B, (Huntington
                  National Bank, Columbus,
                  OH LOC), 6.080%, 2/3/2000              1,005,000
        900,000   Colorado Health Facilities
                  Authority, Series B, (Bank
                  One, Colorado LOC),
                  6.030%, 2/3/2000                         900,000
     36,900,000   Comerica Bank, 5.791% -
                  5.864%, 9/25/2000 -
                  11/9/2000                             36,883,292
PRINCIPAL

AMOUNT                                                       VALUE
                  NOTES - VARIABLE-continued
                  2

                  BANKING-CONTINUED
 $    1,900,000   Continental Downtown
                  Properties, (Huntington
                  National Bank, Columbus,
                  OH LOC), 5.980%, 2/3/2000       $      1,900,000
      5,795,000   Dellridge Care Center LP,
                  Series 1997, (Allfirst

                  LOC), 5.860%, 2/2/2000                 5,795,000
      3,445,000   Denver Urban Renewal
                  Authority, Series 1992-B,
                  (Paribas, Paris LOC),
                  5.880%, 2/3/2000                       3,445,000
      9,445,000   ERC Real Estate LLC,
                  (KeyBank, N.A. LOC),
                  6.100%, 2/3/2000                       9,445,000
      4,000,000   Frank Parsons Paper Co.,
                  Inc., Series 1999,
                  (Allfirst LOC), 5.871%,
                  2/4/2000                               4,000,000
      5,000,000   Greene County Development
                  Authority, Reynolds Lodges
                  LLC, Series 1999-A,
                  (Firstar Bank, N.A.,
                  Cincinnati LOC), 5.900%,
                  2/2/2000                               5,000,000
      5,000,000   Industrial Dimensions,
                  Inc., Series 1999, (Fifth
                  Third Bank of Northwestern

                  OH LOC), 5.830%, 2/3/2000              5,000,000
      8,123,000   International Processing
                  Corp., (Bank One, Kentucky

                  LOC), 5.990%, 2/3/2000                 8,123,000
      2,000,000   Jeffersonville, IN, Series
                  1997-B, Wayne Steel, Inc.,
                  (Bank One, Ohio, N.A. LOC),
                  5.940%, 2/3/2000                       2,000,000
      5,500,000   Kenwood Country Club,
                  Inc., Series 1999,
                  (Firstar Bank, N.A.,
                  Cincinnati LOC), 5.900%,
                  2/3/2000                               5,500,000
      4,000,000   Lake Sherwood Senior
                  Living Center LLC, (Union
                  Planters NB, Memphis, TN

                  LOC), 6.290%, 2/3/2000                 4,000,000
      1,425,000   Lincoln Park Associates
                  Ltd. (Bank One, N.A. LOC),
                  5.980%, 2/3/2000                       1,425,000
      2,000,000   Liquid Asset Backed
                  Securities Trust, Series
                  1996-3, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.801%,

                  2/15/2000                              2,000,000
      9,657,209   Liquid Asset Backed
                  Securities Trust, Series
                  1997-1, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.793%,

                  2/15/2000                              9,657,209
      9,052,209 3 Liquid Asset Backed
                  Securities Trust, Series
                  1997-3, Sr. Notes, (AMBAC
                  INS), 6.151%, 3/28/2000                9,052,209
      6,686,026 3 Liquid Asset Backed
                  Securities Trust, Series
                  1998-1, Sr. Notes, (AMBAC
                  INS), 5.819%, 2/25/2000                6,686,026
      5,000,000   Maryland Industrial
                  Development Financing
                  Authority, Gen-Vec, Inc.
                  Facility, Series 1999,
                  (Allfirst LOC), 5.870%,
                  2/4/2000                               5,000,000
      4,100,000   Melberger, Clifford K. and
                  Ruth B., (PNC Bank, N.A.
                  LOC), 5.810%, 2/7/2000                 4,100,000
      9,500,000   Park Avenue Receivables

                  Corp., 5.475%, 2/3/2000                9,500,000
      6,860,000   Pine Ridge Associates
                  Ltd., (Mellon Bank N.A.,
                  Pittsburgh LOC), 6.050%,
                  2/2/2000                               6,860,000
      7,055,000   Rubloff-Rockford LLC,
                  Series 1997, (National
                  City Bank,
                  Michigan/Illinois LOC),
                  5.860%, 2/2/2000                       7,055,000
     15,640,000   Scranton Times LP, Series
                  1997, (PNC Bank, N.A. LOC),
                  5.810% 2/7/2000                       15,640,000
      2,690,000   Solon, OH, IDRB Schneps
                  Family LP, (Bank One, Ohio,
                  N.A. LOC),
                  5.940%, 2/3/2000                       2,690,000
      7,520,000   Southern Coil Processing,
                  Inc. Notes, (AmSouth Bank
                  N.A., Birmingham LOC),
                  5.850%, 2/3/2000                       7,520,000
PRINCIPAL

AMOUNT                                                       VALUE
                  NOTES - VARIABLE-continued
                  2

                  BANKING-CONTINUED
 $    1,640,000   Team Rahal of
                  Mechanicsburg, Inc.,
                  Series 1997, (Huntington
                  National Bank, Columbus,
                  OH LOC), 5.980%, 2/3/2000       $      1,640,000
      1,795,000   Team Rahal, Inc., Series
                  1997, (Huntington National
                  Bank, Columbus, OH LOC),
                  5.980%, 2/3/2000                       1,795,000
      5,000,000   Three Rivers Funding

                  Corp., 5.880%, 2/17/2000               5,000,000
      7,300,000   Tift County, GA
                  Development Authority,
                  Chickasha of Georgia
                  Project Series 1997, (Bank
                  of Tokyo-Mitsubishi Ltd.
                  LOC), 6.000%, 2/2/2000                 7,300,000
      1,700,000   Village Green Finance Co.,
                  LLC, Series 1997,
                  (Wachovia Bank of NC, N.A.
                  Winston-Salem LOC),
                  5.820%, 2/2/2000                       1,700,000
      1,240,000   Vista Funding Corp.,
                  Series 1995-A, (Firstar
                  Bank, N.A., Cincinnati

                  LOC), 6.100%, 2/3/2000                 1,240,000
                  TOTAL                                273,415,236
                  BROKERAGE-3.6%
     84,000,000   Morgan Stanley, Dean
                  Witter & Co., 5.830 -
                  5.880%, 2/4/2000                      84,000,000
                  FINANCE - AUTOMOTIVE-1.8%
     42,000,000   General Motors Acceptance

                  Corp., 5.830%, 3/7/2000               42,000,000
                  FINANCE - COMMERCIAL-3.7%
     25,000,000   Asset Securitization

                  Cooperative Corp., 5.831%
                  - 5.903%, 2/14/2000 -
                  3/7/2000                              24,999,772
     60,200,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 6.000% -
                  6.158%, 2/29/2000 -
                  3/22/2000                             60,200,000
                  TOTAL                                 85,199,772
                  FINANCE - EQUIPMENT-0.7%
     10,000,000   Comdisco, Inc., 6.656%,
                  2/29/2000                             10,000,000
      5,000,000   Deere (John) Capital

                  Corp., 6.074%, 2/1/2000                5,000,807
                  TOTAL                                 15,000,807
                  FINANCE - RETAIL-0.3%
      8,000,000   AFS Insurance Premium
                  Receivables Trust, Series

                  1994-A, 7.019%, 2/15/2000              8,000,000
                  HOMEBUILDING-0.4%
      8,900,000   Centex Corp., 6.540%,
                  4/27/2000                              8,900,000
                  INSURANCE-6.6%
     12,000,000   Allstate Life Insurance

                  Co., 6.616%, 2/1/2000                 12,000,000
     22,500,000   First Allmerica Financial
                  Life Insurance Co.,
                  6.306%, 2/1/2000                      22,500,000
      5,000,000   GE Life and Annuity
                  Assurance Co., 6.200%,
                  2/1/2000                               5,000,000
     30,000,000   Jackson National Life

                  Insurance Co., 5.900% -
                  6.160%, 2/1/2000 -
                  2/22/2000                             30,000,000
     25,000,000   Monumental Life Insurance

                  Co., 158, 6.180%, 2/6/2000            25,000,000
     15,000,000   Principal Life Insurance
                  Co., 6.260%, 3/1/2000                 15,000,000
PRINCIPAL

AMOUNT                                                       VALUE
                  NOTES - VARIABLE-continued
                  2

                  INSURANCE-CONTINUED
  $  13,000,000   Protective Life Insurance

                  Co., 6.200%, 2/1/2000            $    13,000,000
     15,000,000   Security Life of Denver
                  Insurance Co., 6.100%,
                  4/28/2000                             15,000,000
     10,000,000   Transamerica Life

                  Insurance and Annuity Co.,
                  6.094%, 2/1/2000 -
                  4/1/2000                              10,000,000
      5,000,000   Transamerica Occidental
                  Life Insurance Co.,
                  6.329%, 2/29/2000                      5,000,000
                  TOTAL                                152,500,000
                  TOTAL NOTES - VARIABLE               669,015,815
                  LOAN PARTICIPATION-4.0%
                  CHEMICALS-2.2% 7,500,000 DuPont Teijin Films U.K.

                  Ltd., (Guaranteed by Du
                  Pont (E.I.) de Nemours &
                  Co.), 6.000%, 2/22/2000                7,500,000
     43,000,000   Teijin DuPont Films,
                  (Guaranteed by Du Pont

                  (E.I.) de Nemours & Co.),
                  6.000% - 6.100%, 2/29/2000
                  - 3/29/2000                           43,000,000
                  TOTAL                                 50,500,000
                  ELECTRICAL EQUIPMENT-0.5%
     12,100,000   Mt. Vernon Phenol Plant
                  Partnership, (Guaranteed
                  by General Electric Co.),
                  6.120%, 5/17/2000                     12,100,000
                  FINANCE - AUTOMOTIVE-0.2%
      6,000,000   General Motors Acceptance
                  Corp., Mortgage of PA,
                  (Guaranteed by General
                  Motors Acceptance Corp.),
                  6.210%, 2/1/2000                       6,000,000
                  FINANCE - EQUIPMENT-1.1%
     25,000,000   Pitney Bowes Credit Corp.,
                  5.809%, 2/10/2000                     24,963,875
                  TOTAL LOAN PARTICIPATION              93,563,875
                  TIME DEPOSIT-2.2%
                  BANKING-2.2%
     50,000,000   Societe Generale, Paris,
                  5.813%, 2/1/2000                      50,000,000
PRINCIPAL

AMOUNT                                                       VALUE
                  REPURCHASE AGREEMENTS-7.5%
                  4

  $  49,500,000   Bank of America, 5.800%,
                  dated 1/31/2000, due
                  2/1/2000                         $    49,500,000
     75,000,000   Deutsche Bank Financial,
                  Inc., 5.800%, dated

                  1/31/2000, due 2/1/2000               75,000,000
     23,300,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.700%, dated 1/31/2000,
                  due 2/1/2000                          23,300,000
     25,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.690%, dated 1/31/2000,
                  due 2/1/2000                          25,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                           172,800,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5                $ 2,321,878,695

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2000, these securities amounted to $15,738,235 which represents 0.7% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,316,019,703) at January 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
IDA -Industrial Development Authority
IDRB -Industrial Development Revenue Bond
INS -Insured
LOC -Letter of Credit

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

JANUARY 31, 2000 (UNAUDITED)

                                   MUNICIPAL           PRIME CASH          PRIME
VALUE

                                 OBLIGATIONS          OBLIGATIONS
OBLIGATIONS

                                        FUND                 FUND
FUND

ASSETS:

Total investments in
securities, at amortized
cost and value                $  600,102,821     $  4,768,354,931     $
2,321,878,695

Cash                                   3,953                    -                    -
Income receivable                  3,753,169           22,889,897           17,367,919
TOTAL ASSETS                     603,859,943        4,791,244,828
2,339,246,614
LIABILITIES:

Payable for investments

purchased                                   -          23,000,000
13,005,500

Payable for shares

redeemed                                    -                   -
119,958

Income distribution

payable                            1,669,061           19,935,135
9,917,589

Accrued expenses                      62,793              403,507
183,864

TOTAL LIABILITIES                  1,731,854           43,338,642           23,226,911
TOTAL NET ASSETS               $  602,128,089    $  4,747,906,186     $  2,316,019,703
NET ASSETS:
Institutional Shares           $ 385,011,947      $ 3,552,028,420      $
1,464,772,259

Institutional Service

Shares                           156,813,788          941,678,879
644,807,473

Institutional Capital

Shares                            60,302,354          254,198,887
206,439,971

TOTAL NET ASSETS               $ 602,128,089      $ 4,747,906,186      $
2,316,019,703
SHARES OUTSTANDING:
Institutional Shares             385,011,947        3,552,028,420
1,464,772,259

Institutional Service

Shares                           156,813,788          941,678,879
644,807,473

Institutional Capital

Shares                            60,302,354          254,198,887
206,439,971

NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
Institutional Shares                   $1.00                $1.00                $1.00
Institutional Service
Shares                                 $1.00                $1.00                $1.00
Institutional Capital
Shares                                 $1.00                $1.00                $1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

                                   MUNICIPAL           PRIME CASH         PRIME
VALUE

                                 OBLIGATIONS          OBLIGATIONS
OBLIGATIONS

                                        FUND                 FUND
FUND

INVESTMENT INCOME:
Interest                        $ 11,492,304        $ 110,742,532        $
63,805,090
EXPENSES:

Investment adviser fee               621,635            3,933,700
2,287,798

Administrative personnel

and services fee                     230,607            1,482,342
862,148

Custodian fees                         9,198              127,845
69,790

Transfer and dividend
disbursing agent fees and
expenses                              37,351               63,464
57,131

Directors'/Trustees' fees              3,604               11,801
7,992

Auditing fees                          7,518                7,867
5,739

Legal fees                             9,480               11,801
4,592

Portfolio accounting fees             63,941              167,182
106,371
Shareholder services fee-
Institutional Shares                       -                    -
15,623
Shareholder services fee-
Institutional Service

Shares                               129,753            1,263,556
807,577
Shareholder services fee-
Institutional Capital

Shares                               144,269              326,171
331,859

Share registration costs              35,702               27,536
23,192

Printing and postage                  12,326               15,735
19,350

Insurance premiums                    13,482              100,309
56,189

Miscellaneous                          3,914               15,735
12,513

    TOTAL EXPENSES                 1,322,780            7,555,044
4,667,864
WAIVERS:

Waiver of investment

adviser fee                         (467,728)          (2,312,353)
(1,605,681)

Waiver of shareholder
services fee-Institutional

Shares                                      -                   -
(15,623)

Waiver of shareholder
services fee-Institutional

Capital Shares                        (86,561)           (195,702)
(199,115)

TOTAL WAIVERS                        (554,289)         (2,508,055)
(1,820,419)

Net expenses                          768,491            5,046,989
2,847,445

Net investment income              10,723,813          105,695,543
60,957,645

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

                                                                       MUNICIPAL

                                                         OBLIGATIONS FUND
                                      SIX MONTHS
                                           ENDED

                                     (unaudited)           PERIOD ENDED
YEAR ENDED
                                     JANUARY 31,               JULY 31,
JANUARY 31,
                                            2000                   1999
1                 1999

INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     10,723,813       $      8,046,126       $
13,575,634

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment
income

Institutional Shares                  (7,009,718)            (5,706,072)
(9,176,860)

Institutional Service

Shares                                (1,728,405)            (1,210,234)
(2,031,566)

Institutional Capital

Shares                                (1,985,690)            (1,129,820)
(2,367,208)

CHANGE IN NET ASSETS FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (10,723,813)            (8,046,126)
(13,575,634)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             3,627,131,426          3,686,794,227
6,671,442,391
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               3,078,152              2,790,181
4,797,681

Cost of shares redeemed           (3,563,407,568)        (3,640,523,643)
(6,466,730,133)

CHANGE IN NET ASSETS FROM
SHARE TRANSACTIONS                    66,802,010             49,060,765
209,509,939

Change in net assets                  66,802,010             49,060,765
209,509,939
NET ASSETS:
Beginning of period                  535,326,079            486,265,314
276,755,375

End of period                   $    602,128,089       $    535,326,079       $
486,265,314

1 The fund has changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

                                                              PRIME CASH
                                                           OBLIGATIONS FUND
                                       SIX MONTHS
                                            ENDED
                                      (unaudited)            PERIOD
ENDED              YEAR ENDED
                                      JANUARY 31,                JULY 31,
JANUARY 31,
                                             2000                    1999
1                  1999

INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     105,695,543       $      85,879,759       $
122,009,606

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment
income

Institutional Shares                  (72,721,053)            (52,994,564)
(73,059,518)

Institutional Service

Shares                                (26,072,744)            (21,202,105)
(36,684,622)

Institutional Capital

Shares                                 (6,901,746)            (11,683,090)
(12,265,466)

CHANGE IN NET ASSETS FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (105,695,543)            (85,879,759)
(122,009,606)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             31,955,436,436          24,795,354,445
33,162,916,740
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               45,791,699
35,271,569              55,512,391
Cost of shares redeemed           (30,387,022,597)        (24,647,235,068)
(32,428,562,553)

CHANGE IN NET ASSETS FROM
SHARE TRANSACTIONS                  1,614,205,538             183,390,946
789,866,578

Change in net assets                1,614,205,538             183,390,946
789,866,578
NET ASSETS:
Beginning of period                 3,133,700,648           2,950,309,702
2,160,443,124

End of period                   $   4,747,906,186       $   3,133,700,648       $
2,950,309,702

1 The fund has changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

                                                            PRIME VALUE
                                                         OBLIGATIONS FUND
                                      SIX MONTHS
                                           ENDED

                                     (unaudited)            PERIOD ENDED
YEAR ENDED
                                     JANUARY 31,                JULY 31,
JANUARY 31,
                                            2000                    1999
1                  1999

INCREASE (DECREASE) IN
NET
ASSETS

OPERATIONS:
Net investment income          $      60,957,645       $      57,197,837       $
86,540,164
DISTRIBUTIONS
TO SHAREHOLDERS:

Distributions from net
investment
income

Institutional Shares                 (37,407,899)            (38,874,779)
(60,707,164)

Institutional Service

Shares                               (16,581,631)            (12,570,275)
(19,716,305)

Institutional Capital

Shares                                (6,968,115)             (5,752,783)
(6,116,695)

CHANGE IN NET ASSETS FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (60,957,645)            (57,197,837)
(86,540,164)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            17,875,953,483          17,356,187,248
26,516,611,802
Net asset value of shares
issued to shareholders in
payment of distributions
declared                              32,277,704              39,241,753
51,764,190

Cost of shares redeemed          (17,723,421,217)        (17,433,612,169)
(25,657,179,044)

CHANGE IN NET ASSETS FROM
SHARE TRANSACTIONS                   184,809,970             (38,183,168)
911,196,948

Change in net assets                 184,809,970             (38,183,168)
911,196,948
NET ASSETS:
Beginning of period                2,131,209,733           2,169,392,901
1,258,195,953

End of period                  $   2,316,019,703       $   2,131,209,733       $
2,169,392,901

1 The fund has changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                NET ASSET                DISTRIBUTIONS
                                   VALUE,         NET         FROM NET
                                BEGINNING  INVESTMENT       INVESTMENT
YEAR ENDED JULY 31              OF PERIOD      INCOME           INCOME
MUNICIPAL OBLIGATIONS FUND
1997 3                              $1.00        0.03            (0.03)
1998                                $1.00        0.04            (0.04)
1999                                $1.00        0.03            (0.03)
1999 4                              $1.00        0.02            (0.02)
2000 5                              $1.00        0.02            (0.02)

PRIME CASH OBLIGATIONS FUND
1995 7                              $1.00        0.02            (0.02)
1996                                $1.00        0.06            (0.06)
1997 3                              $1.00        0.05            (0.05)
1998                                $1.00        0.05            (0.05)
1999                                $1.00        0.05            (0.05)
1999 4                              $1.00        0.02            (0.02)
2000 5                              $1.00        0.03            (0.03)

PRIME VALUE OBLIGATIONS FUND
1997 3                              $1.00        0.05            (0.05)
1998                                $1.00        0.05            (0.05)
1999                                $1.00        0.05            (0.05)
1999 4                              $1.00        0.02            (0.02)
2000 5                              $1.00        0.03            (0.03)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The fund has changed its fiscal year-end from January 31 to July 31.

5 For the six month period ended January 31, 2000.

6 Computed on an annualized basis.

7 Reflects operations for the period from October 6, 1994 (date of initial public investment) to January 31, 1995.

See Notes which are an integral part of the Financial Statements


                                   RATIOS TO AVERAGE NET ASSETS
            NET                                                                  NET
ASSETS,

NET ASSET VALUE,                              INVESTMENT   EXPENSE WAIVER/     END OF
PERIOD

   END OF PERIOD   TOTAL RETURN 1 EXPENSES        INCOME     REIMBURSEMENT 2    (000
OMITTED)

           $1.00           3.42%      0.30%         2.90%             0.35%
$   0.30
           $1.00           3.56%      0.30%         3.53%
0.38%            17,701
           $1.00           3.40%      0.30%         3.40%             0.31%
114,535
           $1.00           1.53%      0.30% 6       3.00% 6           0.33%
6          74,609
           $1.00           1.74%      0.30% 6       3.44% 6           0.30%
6          60,302


           $1.00           1.66%      0.27% 6       4.15% 6           0.12%
6           8,318
           $1.00           5.94%      0.32%         5.75%
0.08%            11,811
           $1.00           5.23%      0.32%         5.00%
0.18%            48,910
           $1.00           5.48%      0.30%         5.46%             0.26%
391,159
           $1.00           5.37%      0.30%         5.18%             0.27%
230,193
           $1.00           2.36%      0.30% 6       4.64% 6           0.28% 6
245,815
           $1.00           2.68%      0.30% 6       5.29% 6           0.27% 6
254,199


           $1.00           5.26%      0.28%         5.17%
0.31%            20,006
           $1.00           5.55%      0.27%         5.61%
0.32%            67,064
           $1.00           5.40%      0.28%         5.23%             0.30%
200,098
           $1.00           2.38%      0.28% 6       4.76% 6           0.30% 6
275,756
           $1.00           2.67%      0.28% 6       4.61% 6           0.29% 6
206,440

Notes to Financial Statements

JANUARY 31, 2000 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

PORTFOLIO NAME                 DIVERSIFICATION   CLASS OF SHARES
INVESTMENT OBJECTIVE

Municipal Obligations Fund     diversified       Institutional Shares           To
provide current income
                                                 Institutional Service Shares

exempt from federal
                                                 Institutional Capital Shares

regular income tax

consistent with stability
                                                                                of

principal.
Prime Cash Obligations Fund    diversified       Institutional Shares           To
provide current income
                                                 Institutional Service Shares

consistent with stability
                                                 Institutional Capital Shares   of

principal and liquidity.
Prime Value Obligations Fund   diversified       Institutional Shares           To
provide current income
                                                 Institutional Service Shares

consistent with stability
                                                 Institutional Capital Shares   of

principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

CHANGE IN FISCAL YEAR

Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund have changed their fiscal year-ends from January 31 to July 31.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                   SIX MONTHS

                                       ENDED       PERIOD ENDED         YEAR
ENDED

                                 JANUARY 31,           JULY 31,        JANUARY 31,
MUNICIPAL OBLIGATIONS FUND              2000               1999 1
1999

INSTITUTIONAL SHARES:
Shares sold                    2,864,665,365      3,220,798,056      5,212,142,622
Shares issued to
shareholders in payment of
distributions declared             1,141,383          1,004,656          1,302,615
Shares redeemed               (2,834,828,428)    (3,171,653,273)    (5,127,376,711)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                      30,978,320         50,149,439         86,068,526

INSTITUTIONAL SERVICE
SHARES:

Shares sold                      314,612,990        217,446,882        422,524,378
Shares issued to
shareholders in payment of
distributions declared             1,103,221          1,080,682          1,503,612
Shares redeemed                 (265,585,981)      (179,672,680)      (397,415,401)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                50,130,230         38,854,884         26,612,589

INSTITUTIONAL CAPITAL
SHARES:

Shares sold                      447,853,071        248,572,618      1,036,775,391
Shares issued to
shareholders in payment of
distributions declared               833,548            704,843          1,991,454
Shares redeemed                 (462,993,159)      (289,197,690)      (941,938,021)
NET CHANGE RESULTING FROM
INSTITUTIONAL CAPITAL
SHARE TRANSACTIONS               (14,306,540)       (39,920,229)        96,828,824
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                66,802,010         49,084,094        209,509,939

1 The fund has changed its fiscal year-end from January 31 to July 31.

                                   SIX MONTHS
                                        ENDED        PERIOD ENDED          YEAR
ENDED

PRIME CASH OBLIGATIONS            JANUARY 31,            JULY 31,         JANUARY
31,

FUND                                     2000                1999 1
1999
INSTITUTIONAL SHARES:
Shares sold                    25,812,285,601      18,081,938,275
23,532,773,371

Shares issued to
shareholders in payment of
distributions declared             37,802,892          26,581,479
44,134,116

Shares redeemed               (24,227,947,440)    (18,003,898,560)
(22,852,260,827)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                    1,622,141,053         104,621,194
724,646,660

INSTITUTIONAL SERVICE
SHARES:

Shares sold                     5,043,773,891       4,467,896,195
7,290,975,466

Shares issued to
shareholders in payment of
distributions declared              5,359,279           3,350,044
5,275,668

Shares redeemed                (5,065,452,343)     (4,408,099,082)
(7,070,064,987)

NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                (16,319,173)         63,147,157
226,186,147

INSTITUTIONAL CAPITAL
SHARES:

Shares sold                     1,099,376,944       2,245,519,975
2,339,167,903

Shares issued to
shareholders in payment of
distributions declared              2,629,528           5,340,046
6,102,607

Shares redeemed                (1,093,622,814)     (2,235,237,426)
(2,506,236,739)

NET CHANGE RESULTING FROM
INSTITUTIONAL CAPITAL
SHARE TRANSACTIONS                  8,383,658          15,622,595
(160,966,229)

NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              1,614,205,538         183,390,946
789,866,578

1 The fund has changed its fiscal year-end from January 31 to July 31.

                                   SIX MONTHS
                                        ENDED        PERIOD ENDED          YEAR
ENDED

PRIME VALUE OBLIGATIONS           JANUARY 31,            JULY 31,         JANUARY
31,

FUND                                     2000                1999 1
1999
INSTITUTIONAL SHARES:
Shares sold                    11,233,594,319      11,553,124,074
19,781,464,858

Shares issued to
shareholders in payment of
distributions declared             19,884,976          27,134,621
34,346,178

Shares redeemed               (10,936,424,092)    (11,906,664,823)
(19,207,430,021)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                      317,055,203        (326,406,128)
608,381,015

INSTITUTIONAL SERVICE
SHARES:

Shares sold                     5,683,567,035       4,750,407,849
5,129,107,787

Shares issued to
shareholders in payment of
distributions declared              8,972,651           8,335,094
12,725,748

Shares redeemed                (5,755,469,263)     (4,546,178,066)
(4,972,051,133)

NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                (62,929,577)        212,564,877
169,782,402

INSTITUTIONAL CAPITAL
SHARES:

Shares sold                       958,792,129       1,052,655,325
1,606,039,157

Shares issued to
shareholders in payment of
distributions declared              3,420,077           3,772,038
4,692,264

Shares redeemed                (1,031,527,862)       (980,769,280)
(1,477,697,890)

NET CHANGE RESULTING FROM
INSTITUTIONAL CAPITAL
SHARE TRANSACTIONS                (69,315,656)         75,658,083
133,033,531

NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                184,809,970         (38,183,168)
911,196,948

1 The fund has changed its fiscal year-end from January 31 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows:

                               INVESTMENT ADVISER
FUND                           FEE PERCENTAGE
Municipal Obligations Fund     0.20%
Prime Cash Obligations Fund    0.20%
Prime Value Obligations Fund   0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of each Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 2000, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

FUND                                  PURCHASES               SALES
Municipal Obligations Fund      $ 1,047,410,000     $ 1,359,638,000
Prime Cash Obligations Fund     $             -     $     5,000,000

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH
Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

LESLIE K. ROSS
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Money Market Obligations Trust

Institutional Capital Shares

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

[Graphic]
Federated
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

25245 (3/00)

[Graphic]

JANUARY 31, 2000

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Money Market Obligations Trust-Institutional Shares and Institutional Service Shares. This report combines information for six money market mutual funds that are part of the Trust. The report covers the first half of each fund's fiscal year, which is the six-month period ended January 31, 2000. It begins with investment reviews by the funds' portfolio managers on each fund's market. Following the investment reviews are the funds' portfolios of investments and financial statements.

As money market funds, each of these funds gives you the opportunity to put your cash to work pursuing daily dividends while giving you the comfort of a high level of liquidity and a stable net asset value of $1.00 per share. 1 The following are fund-by-fund performance highlights:

GOVERNMENT OBLIGATIONS FUND invests in short-term U.S. government obligations and repurchase agreements fully collateralized by U.S. government securities. During the six-month reporting period, the fund paid dividends totaling $0.03 per share to shareholders of both Institutional Shares and Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $7.7 billion.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND invests in U.S. government securities. The fund's portfolio is managed so that dividends are exempt from state and local income taxes. 2 During the six-month reporting period, the fund paid double-tax-free dividends totaling $0.03 per share to shareholders of both Institutional Shares and Institutional Service Shares.2 At the end of the reporting period, the fund's net assets totaled $2.7 billion.

MUNICIPAL OBLIGATIONS FUND pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States. 2 During the six-month reporting period, the fund paid tax- free dividends totaling $0.02 per share to shareholders of both Institutional Shares and Institutional Service Shares.2 At the end of the reporting period, the fund's net assets totaled $602 million.

PRIME CASH OBLIGATIONS FUND invests in a well-diversified portfolio of high-quality money market securities. During the six-month reporting period, the fund paid dividends totaling $0.03 per share to shareholders of both Institutional Shares and Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $4.7 billion.

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

2 Income may be subject to the federal alternative minimum tax. Unless otherwise exempt, shareholders are required to pay federal income tax on dividends.

PRIME VALUE OBLIGATIONS FUND invests in a well-diversified portfolio of high-quality money market securities. During the six-month reporting period, the fund paid dividends totaling $0.03 per share to shareholders of both Institutional Shares and Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $2.3 billion.

TAX-FREE OBLIGATIONS FUND pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States. 2 During the six-month reporting period, the fund paid tax- free dividends of $0.02 per share to shareholders of both Institutional Shares and Institutional Service Shares.2 At the end of the reporting period, the fund's net assets totaled $3.5 billion.

Thank you for selecting one or more of these funds as a convenient way to help your ready cash earn daily income. As always, we welcome your questions, comments or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 2000

Economic Overview

The Federal Reserve Board (the "Fed") tightened monetary policy on two occasions over the funds' semi-annual reporting period ended January 31, 2000. These two quarter-point moves, combined with an initial tightening of similar magnitude at the end of June 1999, brought the federal funds target rate back to 5.50%. This was the level of the federal funds target rate prior to the fourth quarter of 1998, when the Fed infused liquidity into the fixed income markets during a period of global economic turmoil.

Robust economic growth prompted the policy moves by the Fed. Economic growth in 1999 exceeded 4.00%, well in excess of what is generally considered to be the long-run non-inflationary growth potential of the economy. Consumer spending continued to be the main drive behind the impressive pace of growth, and although mortgage rates increased by close to 150 basis points over the reporting period, the interest-sensitive sectors of the economy remained persistently strong. Inflationary pressures at the producer and consumer levels remained remarkably absent in spite of this growth. However, while the notion of a non-inflationary potential, traditionally 2.00% to 2.50%, has increased in recent times due to evidence that productivity enhancements have been controlling inflationary pressures, continued growth well above 3.00% is likely to keep the Fed on its current tightening course in the near future.

During the reporting period, short-term interest rates reflected, and largely anticipated, the monetary policy tightenings that took place. The yield on the 1-year agency discount note, for example, began the reporting period at 5.66%, traded up to 5.80% by the time of the Fed's decision to tighten rates in August, and up again to 5.90% by the second tightening of the reporting period in November. The yield continued to climb steadily to close the reporting period at 6.43%, two days prior to another decision by the Fed to tighten, which brought the federal funds target rate to its current 5.75% level.

Much attention, both in the financial markets and the popular press, was given in the fourth quarter of 1999 to the potential dislocations feared at year end due to the Year 2000 effect. In hindsight, of course, the world experienced very few troubles, and the economic impact appears to be non- existent. However, very short-term government securities did seem to reflect a "flight to quality" concentrated in the last few weeks of the trading year. Furthermore, the steps that the Fed had taken to assure that sufficient liquidity would be available to the banking system at year end in the event of a crisis caused rates on repurchase agreements to trade around 3.00% in the last few days of the year, well below the then typical level of 5.50%.

Investment Review

GOVERNMENT OBLIGATIONS FUND

Government Obligations Fund, which is rated AAAm 1 by Standard & Poor's ("S&P"), Aaa1 by Moody's Investors Service ("Moody's"), and AAA1 by Fitch IBCA, Inc. ("Fitch"), is invested in direct U.S. Treasury and agency obligations and in repurchase agreements which have these securities as collateral. The fund, at times, maintains a small U.S. Treasury position for liquidity purposes.

The fund was managed within a 40- to 50-day average maturity target range throughout most of the reporting period, moving within that range according to relative value opportunities available in the market. The fund continued to pursue a barbelled structure, combining significant positions in repurchase agreements, agency floating rate notes and short-term agency discount notes with purchases of longer-term agency securities having 6- to 13-month maturities. During the reporting period the floating rate position was kept close to its maximum of 25% of fund net assets to maximize the fund's responsiveness to changes in short-term interest rates. Floating rate products performed very well over the reporting period. While Treasury bill-based holdings were the best performing agency floaters in 1999 overall, 1- and 3-month floaters based on the London Inter-Bank Offered Rate (LIBOR) did especially well in the fourth quarter, as dislocations in the LIBOR markets due to Year 2000 fears caused this index to trade well above its typical levels. The fund held balanced positions of all of these index types. The fund also reduced its holdings of overnight securities as the end of 1999 approached, in anticipation of very low funding levels.

With the Gross Domestic Product continuing to grow, it is anticipated that the Federal Reserve Board (the "Fed") will gradually restrict monetary policy further until Fed officials see concrete signs of a slowing in economic activity to a more sustainable pace.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

Government Obligations Tax-Managed Fund is rated AAAm 1 by Standard & Poor's ("S&P") and Aaa1 by Moody's Investors Service ("Moody's") and invests only in U.S. Treasury and U.S. government agency obligations. The fund invests in issues of the Student Loan Marketing Association, the Federal Farm Credit Bank System, the Federal Home Loan Bank System and the Tennessee Valley Authority. The fund may maintain a small U.S. Treasury position for liquidity purposes. The fund does not invest in repurchase agreements and is managed to provide distributions which may be exempt from state and local taxes.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Fitch's money market fund ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as managed strength and operational capabilities. Ratings are subject to change and do not remove interest rate risk.

Movements in short-term interest rates reflected economic strength and the Federal Reserve Board's (the "Fed's") expectations. The yield on the one- year agency discount note began the reporting period at 5.66%. Anticipating Fed interest rate action, the yield on the security climbed to 5.80% by August 24, the day of the first Fed tightening in the reporting period. The yield continued to climb to 5.90% by the second Fed tightening in mid-November and ended the reporting period yielding 6.43%.

In the face of the uncertainty surrounding the Year 2000 effect, the Fed was on hold but lower short-term interest rates were expected. In this environment, the fund reduced its holdings of ultra- short agency paper and focused on purchasing securities in the two- and three-month areas of the curve. The fund maintained a 40- to 50-day average maturity target range for nearly the entire reporting period. In late January, the fund shortened its target range to 35 to 45 days in light of ongoing economic strength and expectations for further interest rate increases. At the end of the reporting period, the fund's portfolio continued to be barbelled in structure, combining short-term agency and floating rate paper with securities maturing in 6 to 13 months. On January 31, 2000, 23% of the fund's assets were invested in U.S. government agency floating rate paper, including a position in a Student Loan Marketing Association master note, to help provide liquidity for the portfolio.

Going forward, it is reasonable to expect further interest rate increases as the Fed puts its anti-inflation efforts in gear. We will continue to monitor changing economic conditions and market developments to derive an appropriate target range and to best serve our clients.

MUNICIPAL OBLIGATIONS FUND

Municipal Obligations Fund invests in high-quality, short-term tax-exempt securities. Typical investments include, but are not limited to, variable rate demand notes (VRDNs), commercial paper equivalents and fixed-rate notes and bonds. For the six-month reporting period, the net assets of the fund increased from $535 million to $602 million, while the seven-day net yield for the fund's Institutional Shares increased from 3.22% to 3.46% and the fund's Institutional Service Shares increased from 2.97% to 3.21%. 2 The average maturity of the fund on January 31, 2000, was 47 days.

2 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Interest rates in the tax-exempt money markets over the reporting period were influenced by Federal Reserve Board (the "Fed") tightenings as well as expectations of future tightenings. Supply and demand factors also played a large role in the absolute level of interest rates, as demand (cash inflows into the market) remained steady over most of the reporting period. New supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

Yields on VRDNs, which comprised close to 70% of the fund's assets, started the reporting period at 3.00%, but drifted slowly upward, reflecting the Fed's interest rate moves as well as supply and demand. In late December, yields spiked to over 5.50%, reflecting the reluctance of dealers to position these instruments over year-end. Strong demand in January brought yields down to 3.00% and they ended the reporting period at 3.25%.

Going forward, the average maturity of the fund will continue to be managed in accordance with expectations of continued monetary policy tightenings. Therefore, the fund will continue to keep the average maturity short, waiting for yields to rise further before locking in attractive fixed-rate note opportunities. Fund management continues to watch, with great interest, market developments in order to best serve our municipal clients.

PRIME CASH OBLIGATIONS FUND AND PRIME VALUE OBLIGATIONS FUND

Prime Cash Obligations Fund and Prime Value Obligations Fund invest in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities of Prime Cash Obligations Fund must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Portfolio securities of Prime Value Obligations Fund must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, short term notes, time deposits, variable rate instruments and repurchase agreements.

The Federal Reserve Board (the "Fed") continued to act preemptively to quell inflationary threats and raised the federal funds target rate from 5.00% to 5.25% on August 24, 1999, and then again from 5.25% to 5.50% on November 16, 1999. The market had already anticipated such actions, resulting in a much steeper money market yield curve throughout most of the reporting period. Thirty-day commercial paper started the reporting period at 5.11% and then traded steadily up to the 5.50% level by the end of November. Seasonal and Year 2000 effects took hold in December and caused the 30-day commercial paper rate to spike as high as 6.46%, before retreating to 5.78% at the end of the reporting period.

The target average maturity range for the funds was decreased from 45- 55 days to 40-50 days on January 10, 2000, reflecting the Fed's concern about overzealousness in the stock markets and potential inflationary threats. In structuring the funds, there was continued emphasis placed on positioning 30%-35% of the funds' core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 2000, the net assets of Prime Cash Obligations Fund increased from $3.1 billion to $4.7 billion, while the seven-day net yield of the fund's Institutional Shares increased from 4.96% to 5.67% and the fund's Institutional Service Shares increased from 4.71% to 5.42%. 2 The effective average maturity of this fund on January 31, 2000 was 42 days.

During the six months ended January 31, 2000, the net assets of Prime Value Obligations Fund increased from $2.1 billion to $2.3 billion, while the seven-day net yield for the fund's Institutional Shares increased from 4.99% to 5.71% and Institutional Service Shares increased from 4.74% to 5.46%. 2 The effective average maturity of this fund on January 31, 2000 was 44 days.

TAX-FREE OBLIGATIONS FUND

Tax-Free Obligations Fund invests in high quality, short-term tax-exempt securities. Typical investments include, but are not limited to, variable rate demand notes (VRDNs), commercial paper equivalents and fixed-rate notes and bonds. For the six-month reporting period, the seven-day net yield of the fund's Institutional Shares increased from 3.00% to 3.20% and the fund's Institutional Service Shares increased from 2.75% to 2.95%. 2 The average maturity of the fund on January 31, 2000, was 38 days.

Interest rates in the tax-exempt money markets over the reporting period were influenced by Federal Reserve Board (the "Fed") tightenings as well as expectations of future tightenings. Supply and demand factors also played a large role in the absolute level of interest rates, as demand (cash inflows into the market) remained steady over most of the reporting period. New supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

2 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Yields on VRDNs, which comprised close to 70% of the fund's net assets, started the period at 3.00%, but drifted slowly upward, reflecting the Fed's interest rate moves as well as supply and demand. In late December, yields spiked to over 5.50%, reflecting the reluctance of dealers to position these instruments over year-end. Strong demand in January brought yields down to 3.00% and they ended the reporting period at 3.25%.

Going forward, the average maturity of the fund will continue to be managed in accordance with expectations of continued monetary policy tightenings. Therefore, the fund will continue to keep the average maturity short, waiting for yields to rise further before locking in attractive fixed-rate note opportunities. Fund management continues to watch, with great interest, market developments in order to best serve our municipal clients.

Shareholder Meeting Results

A Special Meeting of Shareholders of Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund was held on September 23, 1999. On July 26, 1999, the record date for shareholders voting at the meeting, there were 509,899,505 total outstanding shares of the Municipal Obligations Fund, 3,196,183,791 total outstanding shares of the Prime Cash Obligations Fund, and 2,129,862,319 total outstanding shares of the Prime Value Obligations Fund. The following items were considered by shareholders of the funds and the results of their voting were as follows:

AGENDA ITEM 1:

To elect five Trustees. 1

MUNICIPAL OBLIGATIONS FUND

                                          WITHHELD
                                          AUTHORITY

NAMES                       FOR           TO VOTE
Nicholas P. Constantakis    308,562,058   1,285,396
John F. Cunningham          308,562,058   1,285,396
J. Christopher Donahue      308,562,058   1,285,396
Charles F. Mansfield, Jr.   308,562,058   1,285,396
John S. Walsh               308,562,058   1,285,396


PRIME CASH OBLIGATIONS FUND

                                            WITHHELD
                                            AUTHORITY

NAMES                       FOR             TO VOTE
Nicholas P. Constantakis    1,903,382,954   559,977
John F. Cunningham          1,903,382,954   559,977
J. Christopher Donahue      1,903,382,954   559,977
Charles F. Mansfield, Jr.   1,903,382,954   559,977
John S. Walsh               1,903,382,954   559,977


PRIME VALUE OBLIGATIONS FUND

                                             WITHHELD
                                             AUTHORITY

NAMES                       FOR              TO VOTE
Nicholas P. Constantakis    1,184,406,669    4,078,150
John F. Cunningham          1,184,503,612    3,981,207
J. Christopher Donahue      1,184,503,612    3,981,207
Charles F. Mansfield, Jr.   1,184,503,612    3,981,207
John S. Walsh               1,184,503,612    3,981,207


1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts.

AGENDA ITEM 2:

MUNICIPAL OBLIGATIONS FUND

To approve a proposed amendment and Plan of Reorganization between Money Market Obligations Trust II, on behalf of it series, Municipal Obligations Fund (the "Municipal Fund") and Money Market Obligations Trust, on behalf of its series, Municipal Obligations Fund (the "New Municipal Fund") whereby the New Municipal Fund would acquire all of the assets of the Municipal Fund in exchange for shares of the New Municipal Fund to be distributed pro rata by the Municipal Fund to its shareholders in complete liquidation and termination of the Municipal Fund.

                                        BROKER

FOR           AGAINST     ABSTENTIONS   NON-VOTES
291,381,643   1,044,999   904,413       16,516,399


PRIME CASH OBLIGATIONS FUND

To approve a proposed amendment and Plan of Reorganization between Money Market Obligations Trust II, on behalf of it series, Prime Cash Obligations Fund (the "Prime Cash Fund") and Money Market Obligations Trust, on behalf of its series, Prime Cash Obligations Fund (the "New Prime Cash Fund") whereby the New Cash Fund would acquire all of the assets of the Prime Cash Fund in exchange for shares of the New Prime Cash Fund to be distributed pro rata by the Prime Cash Fund to its shareholders in complete liquidation and termination of the Prime Cash Fund.

                                          BROKER

FOR             AGAINST     ABSTENTIONS   NON-VOTES
1,855,098,576   7,139,425   24,202,022    17,502,908


PRIME VALUE OBLIGATIONS FUND

To approve a proposed amendment and Plan of Reorganization between Money Market Obligations Trust II, on behalf of it series, Prime Value Obligations Fund (the "Prime Value Fund") and Money Market Obligations Trust, on behalf of its series, Prime Value Obligations Fund (the "New Prime Value Fund") whereby the New Value Fund would acquire all of the assets of the Prime Value Fund in exchange for shares of the New Prime Value Fund to be distributed pro rata by the Prime Value Fund to its shareholders in complete liquidation and termination of the Prime Value Fund.

                                           BROKER

FOR             AGAINST      ABSTENTIONS   NON-VOTES
1,051,986,244   20,628,726   16,208,046    99,661,803


Portfolio of Investments

Government Obligations Fund

January 31, 2000 (unaudited)

PRINCIPAL

AMOUNT                                              VALUE
                  SHORT-TERM OBLIGATIONS-
                  59.1%
  $  35,000,000 1 Federal Farm Credit Bank,
                  Discount Notes, 5.940%,
                  1/23/2001                       $    32,938,325
     40,500,000   Federal Farm Credit Bank,
                  Notes, 5.400%, 7/3/2000              40,474,406
    545,000,000 1 Federal Home Loan Bank,
                  Discount Notes, 5.370% -
                  5.950%,

                  2/2/2000 -1/12/2001                 541,465,710
    225,000,000 2 Federal Home Loan Bank,
                  Floating Rate Notes,
                  5.581% - 5.839%,
                  2/11/2000 -2/18/2000                224,899,714
    419,650,000   Federal Home Loan Bank,
                  Notes, 4.790% - 6.372%,
                  2/4/2000 - 2/7/2001                 419,562,970
    704,292,000 1 Federal Home Loan Mortgage

                  Corp., Discount Notes,
                  5.180% - 5.820%,
                  2/2/2000 - 8/4/2000                 699,589,993
    230,000,000 2 Federal Home Loan Mortgage
                  Corp., Floating Rate
                  Notes, 5.586% - 5.640%,

                  2/18/2000 - 2/22/2000               229,902,934
    816,269,000 1 Federal National Mortgage
                  Association, Discount
                  Notes, 5.040% - 5.880%,

                  2/7/2000 - 6/22/2000                809,136,767
    533,000,000 2 Federal National Mortgage
                  Association, Floating Rate
                  Notes, 5.571% - 5.970%,

                  2/10/2000 - 3/23/2000               532,740,832
    185,500,000   Federal National Mortgage
                  Association, Notes, 4.860%
                  - 6.445%,

                  2/10/2000 -2/23/2001                185,123,192
     95,000,000   Federal National Mortgage
                  Association, Notes,
                  5.632%, 2/1/2000                     95,000,000
    291,737,000   Housing and Urban
                  Development, 6.201%,
                  6/30/2000                           291,737,000
     37,800,000   Student Loan Marketing
                  Association, Notes, 4.930%
                  - 6.045%,

                  2/8/2000 -11/3/2000                  37,788,966
    430,000,000 2 Student Loan Marketing
                  Association, Floating Rate

                  Notes,
                  5.720% -6.249%, 2/1/2000            429,821,028
                  TOTAL SHORT-TERM
                  OBLIGATIONS                       4,570,181,837
                  REPURCHASE AGREEMENTS-
                  43.7% 3
    150,000,000   ABN AMRO Chicago Corp.,
                  5.790%, dated 1/31/2000,
                  due 2/1/2000                        150,000,000
    980,000,000   Bank of America, 5.800%,
                  dated 1/31/2000, due
                  2/1/2000                            980,000,000
    110,000,000   Barclays Capital, Inc.,
                  5.800%, dated 1/31/2000,
                  due 2/1/2000                        110,000,000
    150,000,000   Bear, Stearns and Co.,
                  5.800%, dated 1/31/2000,
                  due 2/1/2000                        150,000,000
    300,000,000   Deutsche Bank AG, 5.670%,
                  dated 1/31/2000, due
                  2/1/2000                            300,000,000
     15,300,000   Deutsche Bank AG, 5.700%,
                  dated 1/31/2000, due
                  2/1/2000                             15,300,000
    200,000,000   First Union Capital
                  Markets, 5.800%, dated

                  1/31/2000, due 2/1/2000             200,000,000
    325,000,000   Goldman Sachs Group LP,
                  5.800%, dated 1/31/2000,
                  due 2/1/2000                        325,000,000
    195,000,000   Morgan Stanley Group,
                  Inc., 5.800%, dated

                  1/31/2000, due 2/1/2000             195,000,000
    230,000,000   Paribas Corp., 5.800%,
                  dated 1/31/2000, due
                  2/1/2000                            230,000,000
PRINCIPAL

AMOUNT                                              VALUE
                  REPURCHASE AGREEMENTS-
                  continued 3
 $  265,000,000   Prudential Securities,
                  Inc., 5.800%, dated
                  1/31/2000, due 2/1/2000        $    265,000,000
    390,000,000   Salomon Smith Barney,
                  Inc., 5.800%, dated

                  1/31/2000, due 2/1/2000             390,000,000
     25,000,000   Warburg Dillon Reed LLC,
                  5.650%, dated 1/31/2000,
                  due 2/1/2000                         25,000,000
     50,000,000 4 Warburg Dillon Reed LLC,
                  5.680%, dated 1/20/2000,
                  due 2/17/2000                        50,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                        3,385,300,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5              $  7,955,481,837


1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,740,245,129) at January 31, 2000.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

Government Obligations Tax-Managed Fund

January 31, 2000 (unaudited)

PRINCIPAL

AMOUNT                                                      VALUE
                    GOVERNMENT AGENCY
                    OBLIGATIONS-101.3%
  $    69,250,000   Federal Farm Credit Bank,
                    5.000% - 6.350%, 3/1/2000 -
                    2/1/2001                         $    69,208,120
      231,875,000 1 Federal Farm Credit Bank,
                    Discount Notes, 5.430% -
                    5.940%,

                    2/2/2000 - 1/23/2001                 230,633,030
       93,000,000 2 Federal Farm Credit Bank,
                    Floating Rate Notes,
                    5.643% - 5.653%, 2/1/2000             92,983,293
      197,930,000   Federal Home Loan Bank,
                    4.790% - 6.372%, 2/4/2000 -
                    2/7/2001                             197,845,576
    1,412,120,000 1 Federal Home Loan Bank,
                    Discount Notes, 5.430% -
                    5.830%,

                    2/1/2000 - 3/29/2000               1,407,142,901
      287,500,000 2 Federal Home Loan Bank,
                    Floating Rate Notes,
                    5.550% - 5.839%,
                    2/1/2000 - 2/22/2000                 287,423,066
       27,000,000   Student Loan Marketing

                    Association, 4.930% -
                    6.045%, 2/8/2000 -
                    11/3/2000                             26,995,996
       88,922,000 1 Student Loan Marketing
                    Association, Discount
                    Notes, 5.470% - 5.590%,

                    2/18/2000 - 3/22/2000                 88,336,574
      171,000,000 2 Student Loan Marketing
                    Association, Floating Rate
                    Notes, 5.720% -

                    6.249%, 2/1/2000                     170,923,471
      102,100,000 2 Student Loan Marketing
                    Association, Master Note,
                    5.849%, 2/1/2000                     102,100,000
      158,000,000 1 Tennessee Valley Authority
                    Discount Notes, 5.470% -
                    5.590%,

                    2/9/2000 - 3/6/2000                  157,531,355
                    TOTAL INVESTMENTS (AT
                    AMORTIZED COST) 3                $ 2,831,123,382


1 The issue shows the discount rate at time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,793,862,089) at January 31, 2000.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

Municipal Obligations Fund

January 31, 2000 (unaudited)

PRINCIPAL

AMOUNT                                               VALUE
                 SHORT-TERM MUNICIPALS-
                 99.7% 1
                 ALABAMA-1.3%
  $  5,000,000   Hoover, AL Board of
                 Education, Series 1999 C,
                 3.80% BANs, 8/1/2000             $   5,000,000
     3,000,000   Tuscaloosa County, AL IDA,
                 Series 1995 A, Weekly VRDNs
                 (Tuscaloosa Steel
                 Corp.)/(Bayerische
                 Landesbank Girozentrale

                 LOC)                                 3,000,000
                 TOTAL                                8,000,000
                 ARIZONA-0.7%
     2,250,000   Pima County, AZ IDA, SFM,
                 Roaring Fork Series 1999-
                 6, Weekly VRDNs
                 (GNMA COL)/(Bank of New

                 York, New York LIQ)                  2,250,000
     1,800,000   Yuma County, AZ Airport
                 Authority, Inc., Series
                 1997 A, Weekly VRDNs (Bank

                 One, Arizona N.A. LOC)               1,800,000
                 TOTAL                                4,050,000
                 ARKANSAS-2.4%
     1,000,000   Arkadelphia, AR IDRBs,
                 Series 1996, Weekly VRDNs
                 (Siplast, Inc.)/(Den

                 Danske Bank A/S LOC)                 1,000,000
     4,000,000   Arkansas Development
                 Finance Authority, Series
                 1995, Weekly VRDNs (Paco
                 Steel & Engineering
                 Corporation
                 Project)/(Union Bank of

                 California LOC)                      4,000,000
     1,800,000   Hope, AR Solid Waste
                 Disposal Revenue Bonds,
                 Series 1994, 4.25% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender 2/1/2000            1,800,000
     7,400,000   Siloam Springs, AR IDRB,
                 Series 1994, Weekly VRDNs
                 (La-Z Boy Chair Co.)/(Bank

                 One, Michigan LOC)                   7,400,000
                 TOTAL                               14,200,000
                 COLORADO-1.5%
     4,000,000   Arapahoe County, CO HFA,
                 4.20% TOBs (Reserve at
                 South Creek)/(FGIC INS),
                 Mandatory Tender 2/1/2000            4,000,000
     4,955,000 2 Denver, CO City & County
                 Airport Authority, CDC
                 Class A Certificates,
                 Series 1997 K, 3.45% TOBs
                 (MBIA INS)/(CDC Municipal
                 Products, Inc. LIQ),
                 Optional Tender 5/11/2000            4,955,000
                 TOTAL                                8,955,000
                 DISTRICT OF COLUMBIA-0.8%
     5,000,000   District of Columbia HFA,
                 Series 1999 B, 3.30% BANs
                 (CDC Municipal

                 Products, Inc.), 6/15/2000           5,000,000
                 FLORIDA-1.4%
     2,995,000   Hillsborough County, FL
                 HFA, PT-259, Weekly VRDNs
                 (GNMA COL)/(Credit Suisse

                 First Boston LIQ)                    2,995,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 FLORIDA-CONTINUED
 $   2,600,000   Miami-Dade County, FL IDA,
                 Series 1999 A, Weekly VRDNs
                 (Airis Miami LLC)/(AMBAC
                 INS)/(Bayerische
                 Landesbank Girozentrale

                 LIQ)                            $    2,600,000
     3,000,000   Pinellas County, FL HFA,
                 Daily VRDNs (Chase
                 Manhattan Bank N.A., New

                 York LOC)                            3,000,000
                 TOTAL                                8,595,000
                 GEORGIA-1.0%
     6,000,000   Savannah, GA EDA, Series
                 1995 A, Weekly VRDNs (Home

                 Depot, Inc.)                         6,000,000
                 HAWAII-1.8%
    11,000,000   Honolulu, HI City & County
                 Multifamily, Series 1999,
                 Block J Project, 5.015%
                 TOBs (Bayerische
                 Landesbank Girozentrale),
                 Mandatory Tender 12/1/2000          11,000,000
                 IDAHO-0.9%
     5,401,000 2 Idaho Housing Agency, PA-
                 115, 3.70% TOBs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ), Optional Tender
                 2/17/2000                            5,401,000
                 ILLINOIS-7.8%
    10,500,000   Chicago, IL, Chicago
                 Midway Airport Special
                 Facility Revenue Bonds,
                 Series 1998, 3.95% TOBs
                 (Signature Flight Support
                 Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender
                 6/1/2000                            10,500,000
     3,000,000   Chicago, IL, Gas Supply
                 Revenue Bonds, Series 1993
                 B, 4.05% TOBs (Peoples Gas
                 Light & Coke Co.), Optional

                 Tender 12/1/2000                     3,000,000
     3,100,000   Chicago, IL Series 1997,
                 Weekly VRDNs (Trendler
                 Components,
                 Inc.)/(American National
                 Bank & Trust Co., Chicago

                 LOC)                                 3,100,000
     3,960,000 2 Chicago, IL SFM, PT-290,
                 3.90% TOBs (GNMA
                 COL)/(Landesbank Hessen-
                 Thueringen, Frankfurt
                 LIQ), Optional Tender
                 10/5/2000                            3,960,000
     1,200,000   Galva, IL Series 1999,
                 Weekly VRDNs (John H. Best
                 & Sons, Inc.)/(Norwest
                 Bank Minnesota, N.A. LOC)            1,200,000
     6,000,000   Illinois Development
                 Finance Authority, Series
                 1997, Weekly VRDNs (Toyal
                 America, Inc.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           6,000,000
     2,100,000   Illinois Development
                 Finance Authority, EDRB,
                 Series 1995, Weekly VRDNs
                 (Evapco, Inc.
                 Project)/(Bank of America,
                 N.A. LOC)                            2,100,000
     3,200,000   Illinois Development
                 Finance Authority, IDRB,
                 Series 1995, Weekly VRDNs
                 (Dickson Weatherproof Nail
                 Co.)/(Bank of America,

                 N.A. LOC)                            3,200,000
     7,615,000 2 Illinois Housing
                 Development Authority, PT-
                 7, 3.375% TOBs (AMBAC
                 INS)/(Commerzbank AG,
                 Frankfurt LIQ), Optional
                 Tender 5/11/2000                     7,615,000
     1,620,000   Martinsville, IL IDRB,
                 Series 1995, Weekly VRDNs
                 (PAP-R Products Co.
                 Project)/(Bank One,
                 Illinois, N.A. LOC)                  1,620,000
     2,415,000   Peoria, IL Series 1995,
                 Weekly VRDNs (Praise and
                 Leadership Elementary
                 School)/(Bank One,

                 Illinois, N.A. LOC)                  2,415,000
     2,230,000   Rockford, IL EDRB, 4.20%
                 TOBs (Independence Village
                 of Rockford)/(Paribas,
                 Paris LOC), Optional
                 Tender 12/1/2000                     2,230,000
                 TOTAL                               46,940,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 INDIANA-4.2%
 $   2,000,000   Clarksville, IN Series
                 1997, Weekly VRDNs (Metal
                 Sales Manufacturing
                 Corp.)/(Firstar Bank,
                 N.A., Cincinnati LOC)           $    2,000,000
     3,435,000   Elkhart County, IN Series
                 1997, Weekly VRDNs (Hart
                 Housing Group,
                 Inc.)/(KeyBank, N.A. LOC)            3,435,000
     1,500,000   Huntington, IN EDRB,
                 Series 1999, Weekly VRDNs
                 (DK Enterprises
                 LLC)/(Norwest Bank

                 Minnesota, N.A. LOC)                 1,500,000
     3,400,000   Indianapolis, IN EDRB,
                 Series 1999, Weekly VRDNs
                 (Chip Ganassi Racing
                 Teams)/(PNC Bank, Delaware

                 LOC)                                 3,400,000
     2,155,000   Kendallville, IN IDRB,
                 Series 1995, Weekly VRDNs
                 (Rivnut Real Estate Ltd.
                 Project)/(National City
                 Bank, Ohio LOC)                      2,155,000
     1,385,000   Richmond, IN EDRB, Series
                 1996, Weekly VRDNs
                 (Holland Colors Americas,
                 Inc. Project)/(Bank One,
                 Indiana, N.A. LOC)                   1,385,000
     4,000,000   Rushville, IN Series 1996,
                 Weekly VRDNs (Fujitsu Ten
                 Corp. of America)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           4,000,000
     4,000,000   Westfield, IN EDRB, Series
                 1998, Weekly VRDNs
                 (Standard Locknut,
                 Inc.)/(Bank One, Indiana,
                 N.A. LOC)                            4,000,000
     3,200,000   Whitley County, IN Series
                 1999, Weekly VRDNs
                 (Undersea Sensor Systems,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 3,200,000
                 TOTAL                               25,075,000
                 IOWA-0.3%
     2,000,000   Iowa Falls, IA Series 1998,
                 Weekly VRDNs (Heartland
                 Pork Enterprises,
                 Inc.)/(Bank of Nova

                 Scotia, Toronto LOC)                 2,000,000
                 KANSAS-0.3%
     1,900,000   Olathe, KS Industrial
                 Revenue Bonds, Series
                 1995, Weekly VRDNs (Garmin
                 International, Inc.
                 Project)/(Bank of America,

                 N.A. LOC)                            1,900,000
                 KENTUCKY-1.0%
     1,730,000   Jefferson County, KY
                 Industrial Building
                 Revenue Bonds, Series
                 1995, Weekly VRDNs (Derby
                 Industries, Inc.)/(Bank

                 One, Kentucky LOC)                   1,730,000
     4,110,000   Paris, KY Weekly VRDNs
                 (Monessen Holdings
                 LLC)/(Bank One, Kentucky

                 LOC)                                 4,110,000
                 TOTAL                                5,840,000
                 LOUISIANA-1.7%
     5,000,000   Lake Charles, LA Harbor &
                 Terminal District, Revenue
                 Bonds, Series 1995 A,
                 Weekly VRDNs (Polycom-
                 Huntsman, Inc.)/(National
                 City, Pennsylvania LOC)              5,000,000
     3,400,000   Louisiana HFA, Trust
                 Receipts, FR/RI-52, Series
                 1999, Weekly VRDNs
                 (GNMA COL)/(Bayerische
                 Hypotheken-und Vereinsbank

                 AG LIQ)                              3,400,000
     1,600,000   Ouachita Parish, LA IDB,
                 Series 1998, Weekly VRDNs
                 (Dixie Carbonic,
                 Inc.)/(Bank One, Illinois,
                 N.A. LOC)                            1,600,000
                 TOTAL                               10,000,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MAINE-0.3%
 $   1,840,000   Trenton, ME Series 1998,
                 Weekly VRDNs (Hinckley

                 Co.)/(KeyBank, N.A. LOC)        $    1,840,000
                 MARYLAND-4.7%
     2,468,000   Frederick County, MD
                 Series 1998 A, Weekly VRDNs
                 (Thogar LLC)/(Allfirst

                 LOC)                                 2,468,000
     6,600,000   Harford County, MD Series
                 1989, Weekly VRDNs
                 (Harford Commons
                 Associates

                 Facility)/(Allfirst LOC)             6,600,000
     1,386,000   Harford County, MD
                 Variable Rate Demand/Fixed
                 Rate Refunding Bond (1989
                 Issue) Weekly VRDNs
                 (Harford Commons
                 Associates

                 Facility)/(Allfirst LOC)             1,386,000
     1,000,000   Maryland EDC, Tax Exempt
                 Adjustable Mode IDRBs,
                 Series 1998, Weekly VRDNs
                 (Morrison Health Care,
                 Inc.)/(Wachovia Bank of
                 NC, N.A. LOC)                        1,000,000
     4,375,000   Maryland Industrial
                 Development Financing
                 Authority, Special
                 Facility Airport Revenue
                 Bonds, Series 1999, 3.95%
                 TOBs (Signature Flight
                 Support Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender
                 6/1/2000                             4,375,000
     2,560,000   Maryland State Community
                 Development
                 Administration, Series
                 1990 A, Weekly VRDNs
                 (College

                 Estates)/(Allfirst LOC)              2,560,000
     3,000,000   Maryland State Community
                 Development
                 Administration, Series
                 1990 B, Weekly VRDNs
                 (Cherry Hill Apartment
                 Ltd.)/(Bank of America,

                 N.A. LOC)                            3,000,000
     3,000,000   Maryland State Energy
                 Financing Administration,
                 IDRB, Series 1988, Weekly
                 VRDNs (Morningstar Foods,
                 Inc.)/(First Union
                 National Bank, Charlotte,
                 N.C. LOC)                            3,000,000
     4,000,000   Wicomico County, MD EDRB,
                 Series 1994, Weekly VRDNs
                 (Field Container Co. LP)/(
                 Northern Trust Co.,
                 Chicago, IL LOC)                     4,000,000
                 TOTAL                               28,389,000
                 MASSACHUSETTS-0.5%
     3,000,000   Massachusetts IFA, IDRB,
                 Series 1995, Weekly VRDNs
                 (Dunsirn Industries, Inc.
                 Project)/(Firstar Bank,
                 Milwaukee LOC)                       3,000,000
                 MINNESOTA-5.9%
     1,400,000   Blaine, MN Series 1997,
                 Weekly VRDNs (Plastic
                 Enterprises,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 1,400,000
     3,600,000   Brooklyn Center, MN
                 Shingle Creek Tower, Series 1999, 4.93% TOBs (Bank of America,
                 N.A.),

                 Mandatory Tender 4/1/2000            3,600,000
     4,000,000   Coon Rapids, MN Series
                 1999, Weekly VRDNs
                 (Assurance Mfg. Co.,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 4,000,000
    10,195,000 2 Dakota County & Washington
                 County MN, Housing &
                 Redevelopment Authority,
                 MERLOTS, Series J, 4.00%
                 TOBs (United States
                 Treasury COL)/(First Union
                 National Bank, Charlotte,
                 N.C. LIQ), Optional Tender
                 2/1/2000                            10,195,000
     5,000,000 2 Dakota County, Washington
                 County & Anoka City, MN
                 Housing & Redevelopment
                 Authority, MERLOTS, Series
                 H, 4.00% TOBs (United
                 States Treasury
                 COL)/(First Union National
                 Bank, Charlotte, N.C.
                 LIQ), Optional Tender
                 2/1/2000                             5,000,000
     2,600,000   Minneapolis, MN IDA,
                 Series 1999, Weekly VRDNs
                 (Viking Materials,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 2,600,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MINNESOTA-CONTINUED
 $   2,755,000   Savage, MN Series 1998,
                 Weekly VRDNs (Fabcon,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)            $    2,755,000
     1,870,000   Springfield, MN Series
                 1998, Weekly VRDNs (Ochs
                 Brick Co.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 1,870,000
     2,250,000   White Bear Lake, MN Series
                 1999, Weekly VRDNs (Taylor
                 Corp.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 2,250,000
     2,000,000   White Bear Lake, MN Century
                 Townhomes, Series 1997,
                 4.5475% TOBs (Westdeutsche
                 Landesbank Girozentrale),
                 Optional Tender 5/1/2000             2,000,000
                 TOTAL                               35,670,000
                 MISSISSIPPI-7.3%
     1,168,000   Greenville, MS IDA, Weekly
                 VRDNs (Mebane Packaging
                 Corp.)/(First Union
                 National Bank, Charlotte,

                 N.C. LOC)                            1,168,000
     6,455,000   Mississippi Business
                 Finance Corp., Series
                 1995, Weekly VRDNs
                 (Mississippi Baking
                 Company LLC

                 Project)/(Allfirst LOC)              6,455,000
     5,400,000   Mississippi Business
                 Finance Corp., Series
                 1995, Weekly VRDNs
                 (Schuller International,
                 Inc.)/(Bank of New York,
                 New York LOC)                        5,400,000
     7,500,000   Mississippi Home Corp.,
                 Multifamily Housing
                 Adjustable/Fixed Rate
                 Revenue Bonds, Series
                 1997, Weekly VRDNs
                 (Windsor Park
                 Apartments)/(SouthTrust
                 Bank of Alabama,
                 Birmingham LOC)                      7,500,000
     9,805,000 2 Mississippi Home Corp.,
                 PT-218B, 3.65% TOBs (GNMA
                 COL)/(Bayerische
                 Hypotheken-und Vereinsbank
                 AG LIQ), Optional Tender

                 7/6/2000                             9,805,000
     9,790,000   Mississippi Regional
                 Housing Authority No. II,
                 Series 1998, 4.00% TOBs
                 (Bradford Park
                 Apartments)/(Amsouth Bank
                 N.A., Birmingham LOC),
                 Mandatory Tender 10/1/2000           9,790,000
     4,000,000   Warren County, MS IDA,
                 Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A.

                 LOC)                                 4,000,000
                 TOTAL                               44,118,000
                 MISSOURI-1.6%
     1,750,000   Kansas City, MO IDA, Series
                 1999, Weekly VRDNs (B&B
                 Investments LLC)/(Norwest

                 Bank Minnesota, N.A. LOC)            1,750,000
     1,600,000   Springfield, MO IDA,
                 Series 1999, Weekly VRDNs
                 (Dabryan Coach Builders,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 1,600,000
     1,000,000   St. Louis, MO IDA, Series
                 1997, Weekly VRDNs (Cee Kay
                 Supply)/(Commerce Bank,
                 Kansas City, N.A. LOC)               1,000,000
     5,000,000   St. Louis, MO IDA, Homer G.
                 Phillips Dignity House,
                 Series 1999, 5.10% TOBs
                 (Bayerische Landesbank

                 Girozentrale) 12/1/2000              5,000,000
                 TOTAL                                9,350,000
                 MULTI STATE-11.2%
    18,100,000   Charter Mac Floater
                 Certificates Trust I,
                 (Third Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de
                 Belgique, Brussels LIQs)            18,100,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MULTI STATE-CONTINUED
 $  20,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (Fifth Tranche) Weekly
                 VRDNs
                 (MBIA INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de
                 Belgique, Brussels LIQs)        $   20,000,000
    29,338,000   Clipper Tax-Exempt Trust
                 (AMT MultiState), Series A, Weekly VRDNs (State Street Bank and
                 Trust Co.

                 LIQ)                                29,338,000
                 TOTAL                               67,438,000
                 NEBRASKA-1.2%
     6,995,000   Nebraska Investment
                 Finance Authority,
                 MERLOTS, Series 1999 A,
                 Weekly VRDNs (GNMA
                 COL)/(First Union National
                 Bank, Charlotte, N.C. LIQ)           6,995,000
                 NEVADA-0.2%
       550,000   Nevada State Department of
                 Community & Industrial
                 Development, Weekly VRDNs
                 (Kinplex Co.

                 Project)/(Credit
                 Commercial de France,
                 Paris LOC)                             550,000
       855,000   Sparks, NV IDRBs, Series
                 1996, Weekly VRDNs (The
                 Antioch Publishing Co.
                 Project)/(National City

                 Bank, Ohio LOC)                        855,000
                 TOTAL                                1,405,000
                 NEW HAMPSHIRE-0.6%
     3,685,000   New Hampshire Business
                 Finance Authority, IDRB,
                 Series A, Weekly VRDNs
                 (Upper Valley

                 Press)/(KeyBank, N.A. LOC)           3,685,000
                 NEW JERSEY-0.8%
     4,995,000 2 New Jersey Housing &
                 Mortgage Financing
                 Authority, PT-285, 3.80%
                 TOBs (MBIA
                 INS)/(Landesbank Hessen-
                 Thueringen, Frankfurt
                 LIQ), Optional Tender
                 8/10/2000                            4,995,000
                 NEW MEXICO-1.6%
     4,755,000   Albuquerque, NM, Series
                 1996, Weekly VRDNs (Rose's
                 Southwest Papers,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 4,755,000
     5,000,000   Los Lunas Village, NM,
                 Series 1998, Weekly VRDNs
                 (Wall Colmonoy
                 Corp.)/(Michigan National
                 Bank, Farmington Hills

                 LOC)                                 5,000,000
                 TOTAL                                9,755,000
                 NEW YORK-1.8%
     3,800,000   Brookhaven-Comsewogue
                 Union Free School
                 District, NY, 4.25% TANs,

                 6/30/2000                            3,806,820
     7,000,000   New York City, NY
                 Transitional Finance
                 Authority, 1999 Trust
                 Receipts, Weekly VRDNs
                 (Bank of New York, New York

                 LIQ)                                 7,000,001
                 TOTAL                               10,806,821
                 OHIO-7.6%
    34,100,000   Clipper Tax-Exempt Certificates Trust (Ohio AMT), Series
                 1999-4, Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Bank
                 and Trust Co.

                 LIQ)                                34,100,000
     3,045,000   Mentor, OH Adjustable Rate
                 IDRBs, Series 1997, Weekly
                 VRDNs (Risch
                 Investments/Roll Kraft,

                 Inc.)/(KeyBank, N.A. LOC)            3,045,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 OHIO-CONTINUED
 $     980,000   Stark County, OH IDR Weekly
                 VRDNs (Shearer's Foods,
                 Inc.)/(Bank One, N.A.
                 (Ohio) LOC)                     $      980,000
     4,000,000   Toledo-Lucas County, OH
                 Port Authority, Airport
                 Development Revenue Bonds,
                 Series 1996-1, Weekly
                 VRDNs (Burlington Air
                 Express, Inc.)/(ABN AMRO

                 Bank N.V., Amsterdam LOC)            4,000,000
     3,720,000   Youngstown, OH Adjustable
                 Rate Demand IDRBs, Series
                 1996 A, Weekly VRDNs
                 (Cantar/Polyair
                 Corp./Performa

                 Corp.)/(HSBC Bank USA LOC)           3,720,000
                 TOTAL                               45,845,000
                 OKLAHOMA-0.6%
     3,610,000   Tulsa County, OK HFA, CDC
                 Municipal Products, Inc.,
                 Class A Certificates,
                 Series 1996 E, Weekly
                 VRDNs (GNMA COL)/(CDC
                 Municipal Products, Inc.
                 LIQ)                                 3,610,000
                 OREGON-0.1%
       495,000   Oregon State, EDRBs,
                 Series 1988 B, Weekly VRDNs
                 (Domaine Drouhin
                 Oregon, Inc.)/(Wells Fargo

                 Bank, N.A. LOC)                        495,000
                 PENNSYLVANIA-2.0%
     5,000,000   Clinton County, PA IDA,
                 Solid Waste Disposal Revenue Bonds, Series 1992 A, 4.70% TOBs
                 (International Paper Co.),

                 Optional Tender 1/15/2001            5,000,000
     6,745,000 2 Philadelphia, PA IDA,
                 Variable Rate
                 Certificates, Series 1998
                 P-1, 3.65% TOBs
                 (Philadelphia Airport
                 System)/(FGIC INS)/(Bank
                 of America, N.A. LIQ),
                 Optional Tender 7/20/2000            6,745,000
                 TOTAL                               11,745,000
                 SOUTH CAROLINA-3.3%
     5,200,000   Berkeley County, SC IDB,
                 Series 1998, Weekly VRDNs

                 (Nucor Corp.)                        5,200,000
     1,865,000   Berkeley County, SC IDB,
                 Series 1989, Weekly VRDNs
                 (W.W. Williams Co.
                 Project)/(Bank One, N.A.
                 Ohio, LOC)                           1,865,000
     3,690,000   South Carolina Job
                 Development Authority
                 Weekly VRDNs (Boozer
                 Lumber Co.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      3,690,000
       250,000   South Carolina Job
                 Development Authority,
                 Series 1988 B, Weekly VRDNs
                 (Seacord Corp.)/(Credit
                 Commercial de France,
                 Paris LOC)                             250,000
       450,000   South Carolina Job
                 Development Authority,
                 Series 1990, Weekly VRDNs
                 (NMFO

                 Associates)/(Wachovia Bank
                 of NC, N.A. LOC)                       450,000
       850,000   South Carolina Job
                 Development Authority,
                 Series 1990, Weekly VRDNs
                 (Old Claussen's
                 Bakery)/(Wachovia Bank of

                 NC, N.A. LOC)                          850,000
       500,000   South Carolina Job
                 Development Authority,
                 Series 1990, Weekly VRDNs
                 (Rice Street
                 Association)/(Wachovia

                 Bank of NC, N.A. LOC)                  500,000
     3,700,000   South Carolina Job
                 Development Authority,
                 Series 1996, Weekly VRDNs
                 (PVC Container Corp.
                 Project)/(Fleet Bank N.A.
                 LOC)                                 3,700,000
       660,000   South Carolina Job
                 Development Authority,
                 Series B, Weekly VRDNs
                 (Osmose Wood
                 Preserving)/(Credit
                 Commercial de France,
                 Paris LOC)                             660,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 SOUTH CAROLINA-CONTINUED
 $   2,620,000   York County, SC IDA, IDRBs,
                 Series 1989, Weekly VRDNs
                 (Sediver, Inc.)/(Banque

                 Nationale de Paris LOC)         $    2,620,000
                 TOTAL                               19,785,000
                 SOUTH DAKOTA-0.8%
     4,230,000   South Dakota Housing
                 Development Authority,
                 Series 1999 I, 3.85% BANs,
                 9/28/2000                            4,230,000
       515,000   South Dakota Housing
                 Development Authority,
                 Homeownership Mortgage
                 Bonds, 1997 Series E,
                 Weekly VRDNs                           515,000
                 TOTAL                                4,745,000
                 TENNESSEE-4.1%
     4,000,000   Carter County, TN IDB,
                 Series 1983, Monthly VRDNs
                 (Inland Container Corp.)/
                 (Temple-Inland, Inc. GTD)            4,000,000
     1,500,000   Cheatham County, TN IDB,
                 Series 1997 B, Weekly VRDNs
                 (Triton Boat Co.)/(First
                 American National Bank,

                 Nashville, TN LOC)                   1,500,000
     2,000,000   Covington, TN IDB, Series
                 1992, Weekly VRDNs
                 (Wallace Computer
                 Services, Inc.)/(Wachovia

                 Bank of NC, N.A. LOC)                2,000,000
     1,500,000   Hamilton County, TN IDB,
                 Series 1987, Weekly VRDNs
                 (Seaboard Farms
                 Project)/(SunTrust Bank,

                 Atlanta LOC)                         1,500,000
     1,510,000   Hawkins County, TN IDB,
                 Series 1995, Weekly VRDNs
                 (Sekisui Ta Industries,
                 Inc.)/(Bank of Tokyo-
                 Mitsubishi Ltd. LOC)                 1,510,000
     2,000,000   Jackson, TN IDB, Solid
                 Waste Facility Bonds,
                 Series 1995, Weekly VRDNs
                 (Florida Steel
                 Corp.)/(Bank of America,
                 N.A. LOC)                            2,000,000
       500,000   Knox County, TN IDB, Series
                 1996, Weekly VRDNs (Health
                 Ventures, Inc.)/(SunTrust

                 Bank, Nashville LOC)                   500,000
     4,000,000   Morristown, TN IDB, Series
                 1999, Weekly VRDNs (Tuff
                 Torq Corp.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           4,000,000
     3,000,000   Sevier County, TN Public
                 Building Authority, Local
                 Government Improvement
                 Bonds, Series II-G-2,
                 Weekly VRDNs (Knoxville,
                 TN)/(AMBAC INS)/(KBC Bank
                 N.V. LIQ)                            3,000,000
       800,000   South Pittsburg, TN IDB,
                 Series 1996, Weekly VRDNs
                 (Lodge Manufacturing Co.)/
                 (SunTrust Bank, Nashville

                 LOC)                                   800,000
     3,995,000   Tennessee Housing
                 Development Agency, Series
                 1997 K, Weekly VRDNs (Bank

                 of America, N.A. LIQ)                3,995,000
                 TOTAL                               24,805,000
                 TEXAS-9.7%
     4,000,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds, Series 1993, 4.60%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender
                 2/17/2000                            4,000,000
     2,500,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds, Series 1993, 4.60%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender
                 2/18/2000                            2,500,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 TEXAS-CONTINUED
 $   1,600,000   Angelina and Neches River
                 Authority, Texas, Waste
                 Disposal Revenue Bonds,
                 Series 1998, 4.60% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender 2/17/2000      $    1,600,000
     5,755,000   Brazos River Authority,
                 TX, Series 1999 B, Weekly
                 VRDNs (TXU Electric
                 Co.)/(Morgan Guaranty

                 Trust Co., New York LOC)             5,755,000
     5,420,000 2 Dallas-Fort Worth, TX
                 Regional Airport, Custody
                 Receipts, 4.05% TOBs
                 (FGIC INS)/(Citibank N.A,
                 New York LIQ), Optional

                 Tender 5/1/2000                      5,420,000
     7,100,000   Gulf Coast, TX Waste
                 Disposal Authority, Daily

                 VRDNs (Amoco Corp.)                  7,100,000
     3,500,000   Harris County, TX HFDC,
                 Series 1994, Daily VRDNs
                 (Methodist Hospital,
                 Harris County, TX)                   3,500,000
     3,500,000   Harris County, TX HFDC,
                 Series 1997 A, Daily VRDNs
                 (St. Luke's Episcopal
                 Hospital)/(Bank of
                 America, N.A., Morgan
                 Guaranty Trust Co., New
                 York and Toronto Dominion
                 Bank LIQs)                           3,500,000
     5,000,000   Harris County, TX HFDC,
                 Hospital Revenue Bonds, Series 1997 B, 3.70% CP (Memorial
                 Hospital System)/(MBIA INS)/(Chase Bank of Texas LIQ),

                 Mandatory Tender 3/1/2000            5,000,000
     2,200,000   Harris County, TX HFDC,
                 Unit Priced Demand
                 Adjustable Revenue Bonds,
                 Series 1997 B, Daily VRDNs
                 (St. Luke's Episcopal
                 Hospital)/(Bank of
                 America, N.A., Morgan
                 Guaranty Trust Co., New
                 York and Toronto Dominion
                 Bank LIQs)                           2,200,000
     3,210,000   Houston, TX Airport
                 System, Series 1998 A, PT- 1102, Weekly VRDNs (FGIC
                 INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                 3,210,000
     2,100,000   Lubbock, TX IDC, Daily
                 VRDNs (McLane Co.,
                 Inc.)/(Bank of America,
                 N.A. LOC)                            2,100,000
     8,000,000   McAllen, TX IDA, Series
                 1998, Weekly VRDNs (NiTek
                 McAllen LLC)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           8,000,000
     4,545,000   Saginaw, TX IDA, Series
                 1998, Weekly VRDNs (Glad
                 Investing Partners
                 Ltd.)/(Bank One, Texas

                 N.A. LOC)                            4,545,000
                 TOTAL                               58,430,000
                 VIRGINIA-3.5%
     5,000,000   Campbell County, VA IDA,
                 Solid Waste Disposal
                 Facilities Revenue ACES,
                 Weekly VRDNs (Georgia-
                 Pacific Corp.)/(SunTrust
                 Bank, Atlanta LOC)                   5,000,000
    10,000,000 2 Fairfax County, VA EDA,
                 Trust Receipt, FR/RI-A15, Series 1999, 3.55% TOBs (AMBAC
                 INS)/(National Westminster Bank PLC, London LIQ), Optional

                 Tender 2/1/2000                     10,000,000
     6,000,000   Halifax, VA IDA, MMMs, PCR,
                 3.85% CP (Virginia
                 Electric Power Co.),
                 Mandatory Tender 3/10/2000           6,000,000
                 TOTAL                               21,000,000
                 WASHINGTON-1.2%
     4,000,000 2 Washington State, PT-1187,
                 3.95% TOBs (Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender
                 10/19/2000                           4,000,000
     3,000,000   Yakima County, WA Public
                 Corp., Series 1999, Weekly
                 VRDNs (John I. Haas,
                 Inc.)/(Bayerische
                 Hypotheken-und Vereinsbank
                 AG and Deutsche Bank AG
                 LOCs)                                3,000,000
                 TOTAL                                7,000,000
PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 WEST VIRGINIA-0.4%
 $   2,335,000   Berkeley County, WV County
                 Commission, IDB, Series
                 1994, Weekly VRDNs
                 (Brentwood Industries,
                 Inc. Project)/(First Union
                 National Bank, Charlotte,
                 NC LOC)                         $    2,335,000
                 WISCONSIN-1.6%
     2,000,000   Milwaukee, WI Series 1997,
                 3.95% TOBs (Signature
                 Flight Support
                 Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender

                 6/1/2000                             2,000,000
     1,000,000   New Berlin, WI Series 1997
                 A, Weekly VRDNs (Sunraider
                 LLC/New Berlin Plastics,
                 Inc.)/(Bank One,
                 Wisconsin, N.A. LOC)                 1,000,000
     6,905,000 2 Wisconsin Housing & EDA,
                 PT-90, 3.175% TOBs (Banque
                 Nationale de Paris LIQ),
                 Optional Tender 2/17/2000            6,905,000
                 TOTAL                                9,905,000
                 TOTAL INVESTMENTS
                 (AMORTIZED COST) 3               $ 600,102,821


 Securities that are subject to alternative minimum tax represent 91.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2000, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
96.85%       3.15%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2000 these securities amounted to $84,996,000 which represents 14.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($602,128,089) at January 31, 2000.

The following acronyms are used throughout this portfolio:



ACES -Adjustable Convertible Extendable Securities AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDA -Economic Development Authority EDC -Economic Development Corporation EDRB -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company GNMA -Government National Mortgage Association GTD -Guaranteed HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDRB -Industrial Development Revenue Bond IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series MMMs -Money Market Municipals PCR -Pollution Control Revenue SFM -Single Family Mortgages TANs -Tax Anticipation Notes TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Portfolio of Investments

Prime Cash Obligations Fund

January 31, 2000 (unaudited)

PRINCIPAL

AMOUNT                                                      VALUE
                  SHORT TERM NOTES-10.6%
                  BANKING-1.0% $ 30,000,000 Bank One, Illinois, N.A.,

                  6.025%, - 6.07%,
                  10/10/2000 - 11/13/2000         $     29,985,690
     16,000,000   Westpac Banking Corp.
                  Ltd., Sydney, 6.22%,
                  11/30/2000                            15,989,736
                  TOTAL                                 45,975,426
                  BROKERAGE-2.9%
    138,000,000   Goldman Sachs Group, Inc.,
                  5.831% - 6.010%, 3/24/2000
                  - 4/26/2000                          138,000,000
                  FINANCE - AUTOMOTIVE-0.2%
      3,536,571   Honda Auto Lease Trust
                  1999-A, Class A-1, 5.445%,
                  8/15/2000                              3,536,571
      7,862,118   Toyota Auto Receivables
                  1999-A Owner Trust, Class

                  A-1, 5.365%, 8/11/2000                 7,862,118
                  TOTAL                                 11,398,689
                  FINANCE - COMMERCIAL-6.1%
    153,500,000   Beta Finance, Inc., 5.10% -
                  5.52%, 2/16/2000 -
                  6/12/2000                            153,499,051
    136,000,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 6.00% -
                  6.78%, 8/11/2000 -
                  2/28/2001                            136,000,000
                  TOTAL                                289,499,051
                  FINANCE - EQUIPMENT-0.4%
      4,402,965   Caterpillar Financial
                  Asset Trust 1999-A, Class

                  A-1, 5.365%, 7/25/2000                 4,402,965
     12,416,035   Copelco Capital Funding
                  LLC 1999-B, Class A-1,
                  5.937%, 10/18/2000                    12,416,035
        176,431   Navistar Financial 1999-A
                  Owner Trust, Class A-1,
                  5.003%, 6/15/2000                        176,431
                  TOTAL                                 16,995,431
                  INSURANCE-0.0%
         12,000   Americredit Automobile
                  Receivables Trust 2000-A,
                  Class A-1, 6.040%,
                  2/5/2001                                  12,000
                  TOTAL SHORT TERM NOTES               501,880,597
                  CERTIFICATES OF DEPOSIT-
                  4.3%
                  BANKING-4.3%

     27,000,000   Bank of Montreal, 5.20%,
                  5/12/2000                             26,996,404
     40,000,000   Bank of Scotland,
                  Edinburgh, 5.95%,
                  4/12/2000                             39,999,924
     26,000,000   Bayerische Landesbank
                  Girozentrale, 5.115%,
                  3/21/2000                             25,997,103
     39,000,000   Canadian Imperial Bank of
                  Commerce, 4.987% - 5.16%,
                  2/7/2000 - 2/23/2000                  38,999,432
PRINCIPAL

AMOUNT                                                      VALUE
                  CERTIFICATES OF DEPOSIT-
                  continued

                  BANKING-CONTINUED
  $  25,000,000   Commerzbank AG, Frankfurt,
                  5.16% - 5.24%, 4/7/2000 -
                  5/15/2000                        $    24,997,585
     45,000,000   UBS AG, Stamford, 6.080% -
                  6.260%, 11/13/2000 -
                  12/11/2000                            44,976,726
                  TOTAL CERTIFICATES OF
                  DEPOSIT                              201,967,174
                  COMMERCIAL PAPER-46.0% 2
                  BANKING-25.6%
     80,000,000   Abbey National N.A. Corp.,
                  (Guaranteed by Abbey
                  National Bank PLC,
                  London), 5.906% - 5.917%,
                  4/13/2000 - 4/25/2000                 78,971,200
     39,000,000   Asset Securitization
                  Cooperative Corp., 5.92%,
                  2/24/2000                             38,856,729
     50,000,000   Corporate Asset Funding
                  Co., Inc. (CAFCO), 5.808%,
                  3/22/2000                             49,600,694
    130,000,000   Cregem North America,
                  Inc., (Guaranteed by

                  Credit Communal de
                  Belgique, Brussels),
                  5.893% - 6.020%, 2/8/2000 -
                  4/17/2000                            129,406,876
     65,000,000   Den Danske Corp., Inc.,
                  (Guaranteed by Den Danske
                  Bank A/S), 5.936% - 6.069%,
                  4/25/2000 - 6/21/2000                 63,814,472
     30,000,000   Edison Asset
                  Securitization LLC,
                  5.984%, 4/25/2000                     29,587,700
    125,594,000   Falcon Asset

                  Securitization Corp.,
                  5.699% - 5.746%, 2/1/2000 -
                  2/17/2000                            125,379,996
     28,805,000   Fountain Square Commercial
                  Funding Corp., (Fifth
                  Third Bank, Cincinnati
                  SA), 5.749% - 5.956%,

                  2/22/2000 - 4/24/2000                 28,549,050
     61,595,000   Greenwich Funding Corp.,
                  5.119% - 5.938%, 2/1/2000 -
                  4/11/2000                             61,365,832
    238,682,000   Market Street Funding
                  Corp., (PNC Bank, N.A.
                  LOC), 5.739% - 5.849%,
                  2/22/2000 - 3/6/2000                 237,760,595
     30,000,000   PREFCO-Preferred
                  Receivables Funding Co.,
                  5.789%, 3/7/2000                      29,832,292
     47,000,000   Park Avenue Receivables

                  Corp., 5.741%, 2/25/2000              46,821,400
     75,000,000   Receivables Capital Corp.,
                  5.707% - 5.937%, 2/8/2000 -
                  2/9/2000                              74,911,569
     30,000,000   Svenska Handelsbanken,
                  Inc., (Guaranteed by
                  Svenska Handelsbanken,
                  Stockholm), 5.928%,
                  4/12/2000                             29,654,467
    117,398,000   Three Rivers Funding
                  Corp., 5.701% - 5.756%,
                  2/11/2000 - 2/22/2000                117,150,086
     25,000,000   Westpac Capital Corp.,
                  (Guaranteed by Westpac
                  Banking Corp. Ltd.,
                  Sydney), 5.967%, 5/2/2000             24,633,472
     50,000,000   Westpac Trust Securities
                  NZ Ltd., (Guaranteed by
                  Westpac Banking Corp.
                  Ltd., Sydney), 5.936%,
                  4/25/2000                             49,317,500
                  TOTAL                              1,215,613,930
                  BROKERAGE-1.9%
     90,000,000   Morgan Stanley, Dean

                  Witter & Co., 5.927% -
                  5.942%, 4/17/2000 -
                  4/24/2000                             88,832,778
                  CONSUMER PRODUCTS-2.3%
    108,000,000   Diageo Capital PLC,
                  (Guaranteed by Diageo
                  PLC), 5.919% - 6.008%,
                  3/1/2000 - 4/11/2000                 107,166,751
PRINCIPAL

AMOUNT                                                      VALUE
                  COMMERCIAL PAPER-continued
                  2

                  FINANCE - AUTOMOTIVE-0.4%
  $  20,000,000   General Motors Acceptance

                  Corp., 5.459%, 3/6/2000          $    19,900,833
                  FINANCE - COMMERCIAL-6.3%
     65,000,000   CIT Group Holdings, Inc.,
                  5.811%, 2/1/2000                      65,000,000
     30,000,000   Eureka Securitization,
                  Inc., 5.701%, 2/14/2000               29,938,575
     42,500,000   GE Capital International
                  Funding, Inc., (Guaranteed

                  by General Electric

                  Capital Corp.), 5.994% -
                  6.093%, 3/9/2000 -
                  4/11/2000                             42,053,999
    140,000,000   General Electric Capital
                  Corp., 5.917% - 6.032%,
                  2/25/2000 - 5/12/2000                138,259,428
     25,000,000   Sigma Finance, Corp.,
                  (Guaranteed by Sigma

                  Finance Corp.), 5.717% -
                  5.959%, 2/4/2000 -
                  4/14/2000                             24,816,829
                  TOTAL                                300,068,831
                  FINANCE - RETAIL-0.3%
     15,000,000   CommoLoCo, Inc,
                  (Guaranteed by American
                  General Finance Corp.),
                  6.104%, 3/9/2000                      14,907,963
                  INSURANCE-9.2%
    200,000,000   Aspen Funding Corp.,
                  (Insured by MBIA), 5.757%,
                  2/17/2000                            199,490,667
     54,300,000   CXC, Inc., 5.927% - 5.980%,
                  2/2/2000 - 4/10/2000                  53,863,333
     60,000,000   Marsh USA, Inc., 5.754% -
                  6.040%, 2/16/2000 -
                  7/28/2000                             59,465,567
    125,430,000   Sheffield Receivables
                  Corp., 5.758% - 6.023%,
                  2/11/2000 - 2/28/2000                125,026,814
                  TOTAL                                437,846,381
                  TOTAL COMMERCIAL PAPER             2,184,337,467
                  LOAN PARTICIPATION-3.9%
                  ELECTRICAL EQUIPMENT-0.4%
     16,700,000   Mt. Vernon Phenol Plant
                  Partnership, (Guaranteed
                  by General Electric Co.),
                  6.120%, 5/17/2000                     16,700,000
                  FINANCE - AUTOMOTIVE-2.5%
    120,000,000   General Motors Acceptance

                  Corp., Mortgage of PA,
                  (Guaranteed by General

                  Motors Acceptance Corp.),
                  5.620% - 6.863%, 2/3/2000 -
                  3/15/2000                            120,000,000
                  FINANCE - EQUIPMENT-1.0%
     50,000,000   Pitney Bowes Credit Corp.,
                  5.809%, 2/10/2000                     49,927,750
                  TOTAL LOAN PARTICIPATION             186,627,750
PRINCIPAL

AMOUNT                                                      VALUE
                  VARIABLE RATE OBLIGATIONS-
                  22.6% 3
                  BANKING-10.2%
  $   2,000,000   Albuquerque, NM, Series
                  1997 El Canto, Inc.,
                  (Norwest Bank Minnesota,
                  N.A. LOC), 6.290%,
                  2/3/2000                         $     2,000,000
     46,000,000   Asset Securitization

                  Cooperative Corp., 5.831%
                  - 5.903%, 2/7/2000 -
                  2/14/2000                             45,999,580
      1,600,000   Beech Grove, IN, Series
                  1997, Poster Display Co.
                  Project, (Bank One,
                  Indiana, N.A. LOC),
                  5.940%, 2/3/2000                       1,600,000
      1,925,000   C. W. Caldwell, Inc.,
                  Sweetbriar Assisted Living
                  Facility, Project,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.89%,
                  2/3/2000                               1,925,000
      5,500,000   Capital One Funding Corp.,
                  Series 1993-A, (Bank One,
                  Ohio N.A. LOC),
                  5.940%, 2/3/2000                       5,500,000
     21,270,000   Capital One Funding Corp.,
                  Series 1999-A, (Bank One,
                  Kentucky LOC),
                  5.940%, 2/3/2000                      21,270,000
      2,845,000   Casna LP, Series 1997,
                  (Huntington National Bank,
                  Columbus, OH LOC),
                  5.980%, 2/3/2000                       2,845,000
      9,965,000   Cedarville College OH,
                  Series 1998, (KeyBank,
                  N.A. LOC), 6.100%,
                  2/3/2000                               9,965,000
      4,515,000   Chartiers Valley
                  Industrial & Commercial
                  Development Authority,
                  Woodhaven Convalescent
                  Center, Series 1997-B,
                  (Bank One, Ohio, N.A. LOC),
                  5.980%, 2/3/2000                       4,515,000
      1,440,000   Children's Defense Fund,
                  (Allfirst LOC), 5.960%,
                  2/1/2000                               1,440,000
      5,715,000   Colonie, NY IDA,
                  Mechanical Technology,
                  Inc. Project, Series 1998
                  A, (KeyBank, N.A. LOC),
                  5.900%, 2/3/2000                       5,715,000
     56,000,000   Comerica Bank, 5.791% -
                  5.864%, 2/9/2000 -
                  2/25/2000                             55,974,616
     10,150,000   Cuyahoga County, OH,
                  Gateway Arena Project,
                  Series 1992-B, (Canadian
                  Imperial Bank of Commerce

                  LOC), 5.940%, 2/2/2000                10,150,000
      9,450,000   Elsinore Properties, LP,
                  Series 1999, (Fifth Third
                  Bank, Cincinnati LOC),
                  5.830%, 2/3/2000                       9,450,000
      1,020,000   Flowform, Inc.,
                  (Huntington National Bank,
                  Columbus, OH LOC),
                  5.980%, 2/3/2000                       1,020,000
      4,000,000   Frank Parsons Paper Co.,
                  Inc., Series 1999,
                  (Allfirst LOC), 5.871%,
                  2/4/2000                               4,000,000
      6,580,000   Franklin County, OH,
                  Edison Welding, Series
                  1995, (Huntington National
                  Bank, Columbus, OH LOC),
                  5.980%, 2/3/2000                       6,580,000
     11,730,000   Georgetown, KY Educational
                  Institution, Series 1997-
                  A, (Bank One, Kentucky

                  LOC), 5.940%, 2/3/2000                11,730,000
      4,130,000   Georgia Ports Authority,
                  Colonel's Island Terminal
                  Project, Series 1996-A,
                  Revenue Bonds, (SunTrust
                  Bank, Atlanta LOC),
                  5.850%, 2/2/2000                       4,130,000
      1,380,000   Gerald T. Thom, Trustee
                  U.A.D., March 27, 1997,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.980%,
                  2/3/2000                               1,380,000
      1,480,000   Gettysburg Area IDA,
                  Hanover Lantern, Inc.
                  Project, Series 1998-B,
                  (Allfirst LOC), 5.860%,
                  2/2/2000                               1,480,000
PRINCIPAL

AMOUNT                                                      VALUE
                  VARIABLE RATE OBLIGATIONS-
                  continued 3
                  BANKING-CONTINUED
  $  11,180,000   Healthcare Network
                  Properties LLC, Series A,
                  (National City Bank,
                  Michigan/Illinois LOC),
                  5.790%, 2/3/2000                 $    11,180,000
      8,400,000   IT Spring Wire LLC, Series
                  1997, (Fifth Third Bank,
                  Cincinnati LOC),
                  5.820%, 2/3/2000                       8,400,000
      3,877,000   International Processing
                  Corp., (Bank One, Kentucky

                  LOC), 5.990%, 2/3/2000                 3,877,000
      2,000,000   Kit Carson County, CO,
                  Midwest Farms LLC Project,
                  (Norwest Bank Minnesota,
                  N.A. LOC), 5.950%,
                  2/2/2000                               2,000,000
      6,000,000   La Verne City, IDA, Mobile
                  Tool International, Inc.
                  Project, Series 1998-B,
                  (Fleet Bank N.A. LOC),
                  5.870%, 2/3/2000                       6,000,000
     54,724,185   Liquid Asset Backed
                  Securities Trust, Series
                  1997-1, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.793%,

                  2/15/2000                             54,724,185
      7,730,000   Lombard IL, Multifamily
                  Housing, MHRV, Series
                  1999, Clover Creek
                  Apartments (Bank One,
                  Arizona N.A. LOC), 5.98%,
                  2/3/2000                               7,730,000
     32,670,000   M/S Land, LLC, (Bank One,
                  Illinois, N.A. LOC),
                  5.99%, 2/3/2000                       32,670,000
      5,900,000   MMR Funding I, Series A,
                  (Bayerische Hypotheken-und
                  Vereinsbank AG LOC),
                  5.94%, 2/3/2000                        5,900,000
      4,375,000   Maryland EDC, Human Genome
                  Sciences, Series 1999A,
                  (Allfirst LOC),
                  5.86%, 2/1/2000                        4,375,000
     13,125,000   Maryland EDC, Human Genome
                  Sciences, Series 1999B,
                  (First Union National
                  Bank, Charlotte, NC LOC),
                  5.86%, 2/1/2000                       13,125,000
      4,770,000   Medilodge Group,
                  Meadowbrook Project,
                  (KeyBank, N.A. LOC),
                  6.03%, 2/3/2000                        4,770,000
      1,280,000   Michigan State Housing
                  Development Authority,
                  Series 1999B, Lexington
                  Place Apartments, (Bank of
                  America, N.A. LOC), 5.78%,
                  2/3/2000                               1,280,000
     10,000,000   Mississippi Business
                  Finance Corp., Kohler Co.
                  Project, (Wachovia Bank of
                  NC, N.A. LOC), 5.80%,
                  2/3/2000                              10,000,000
      2,990,000   New Berlin, WI, Sunraider
                  LLC, Series 1997-B, (Bank
                  One, Wisconsin, N.A. LOC),
                  5.98%, 2/3/2000                        2,990,000
      4,100,000   New Jersey EDA, Morey
                  Organization, Inc. Project
                  Series 1997, (First Union
                  National Bank, Charlotte,

                  NC LOC), 5.91%, 2/2/2000               4,100,000
      2,565,000   New Jersey EDA, Phoenix
                  Realty Partners, (First
                  Union National Bank,
                  Charlotte, NC LOC),
                  5.910%, 2/2/2000                       2,565,000
      9,130,000   O.K.I. Supply Co., Series
                  1998, (Fifth Third Bank,
                  Cincinnati LOC), 5.83%,
                  2/3/2000                               9,130,000
      3,325,000   Oakwoods Master LP, Series
                  1997, (Amsouth Bank N.A.,
                  Birmingham LOC), 6.16%,
                  2/3/2000                               3,325,000
      3,525,000   Olszeski Properties, Inc.,
                  Series 1988, (Bank One,
                  Ohio, N.A. LOC),
                  6.03%, 2/3/2000                        3,525,000
     10,000,000   Park Avenue Receivables

                  Corp., 5.475%, 2/3/2000               10,000,000
PRINCIPAL

AMOUNT                                                      VALUE
                  VARIABLE RATE OBLIGATIONS-
                  continued 3
                  BANKING-CONTINUED
 $    1,000,000   Poseyville, IN, North
                  American Green, Series
                  1999, (Fifth Third Bank,
                  Cincinnati LOC), 6.04%,
                  2/3/2000                        $      1,000,000
      4,033,000   Primex Funding Corp.,
                  Series 1997-A, (Bank One,
                  Indiana, N.A. LOC),
                  5.94%, 2/3/2000                        4,033,000
      1,776,912 1 Rabobank Optional

                  Redemption Trust, Series

                  1997-101, 6.186%,
                  4/20/2000                              1,776,912
      9,635,000   Royal Wine Corp. and KFP
                  International Ltd., Series
                  1998, (KeyBank, N.A. LOC),
                  6.10%, 2/3/2000                        9,635,000
      7,000,000   Sandridge Food Corp.,
                  (Bank One, Ohio, N.A. LOC),
                  5.99%, 2/3/2000                        7,000,000
      9,600,000   Smith Land Improvement
                  Corp., Series 1999,
                  (Allfirst LOC), 5.860%,
                  2/1/2000                               9,600,000
      3,810,000   Solon Properties LLC,
                  (Huntington National Bank,
                  Columbus, OH LOC),
                  5.98%, 2/3/2000                        3,810,000
      2,130,000   Spitzer Group, Series
                  1998-C, (Bank One, Ohio,
                  N.A. LOC), 5.98%, 2/3/2000             2,130,000
      1,100,000   TDB Realty Ltd.,
                  (Huntington National Bank,
                  Columbus, OH LOC),
                  5.98%, 2/3/2000                        1,100,000
      2,160,000   Tallahassee-Leon County
                  Civic Center Authority,
                  Series 1998-C, (SunTrust
                  Bank, Central Florida

                  LOC), 5.85%, 2/2/2000                  2,160,000
      3,280,000   Team Rahal of Pittsburgh,
                  Inc., Series 1997,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.98%,
                  2/3/2000                               3,280,000
     10,000,000   Three Rivers Funding

                  Corp., 5.88%, 2/1/2000                10,000,000
      2,050,000   Trap Rock Industries,
                  Inc., Series 1997, (First
                  Union National Bank,
                  Charlotte, NC LOC), 5.91%,
                  2/2/2000                               2,050,000
        885,000   Triple O LLC, Series 1999,
                  (Huntington National Bank,
                  Columbus, OH LOC), 6.03%,
                  2/3/2000                                 885,000
      5,565,000   VLF LLC, The Village of
                  Lovejoy, Fountain Project,
                  (KeyBank, N.A. LOC),
                  6.10%, 2/3/2000                        5,565,000
      2,715,000   Van Wyk Enterprises, Inc.,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.98%,
                  2/3/2000                               2,715,000
     10,000,000   Wildcat Management Ltd.,
                  Inc., Series 1999,
                  (Firstar Bank, N.A.,
                  Cincinnati LOC), 5.90%,
                  2/3/2000                              10,000,000
                  TOTAL                                487,075,293
                  BROKERAGE-2.5%
    117,600,000   Morgan Stanley, Dean
                  Witter & Co., 5.83%,
                  2/4/2000                             117,600,000
                  FINANCE - AUTOMOTIVE-1.9%
     88,800,000   General Motors Acceptance
                  Corp., Mortgage of PA,
                  (General Motors Acceptance
                  Corp. LOC), 5.83% - 5.924%,
                  3/7/2000                              88,442,874
                  FINANCE - COMMERCIAL-1.4%
     68,800,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 5.83% -
                  6.296%, 2/1/2000 -
                  3/28/2000                             68,800,000
PRINCIPAL

AMOUNT                                                      VALUE
                  VARIABLE RATE OBLIGATIONS-
                  continued 3
                  FINANCE - EQUIPMENT-0.2%
  $   9,000,000   Deere (John) Capital

                  Corp., 6.23%, 2/1/2000           $     9,001,452
                  INSURANCE-6.4%
     24,000,000   Allstate Life Insurance
                  Co., 6.113% - 6.616%,
                  2/1/2000                              24,000,000
     27,000,000   First Allmerica Financial
                  Life Insurance Co.,
                  6.306%, 2/3/2000                      27,000,000
     15,000,000   GE Life and Annuity
                  Assurance Co., 6.20%,
                  3/1/2000                              15,000,000
     62,400,000   Jackson National Life

                  Insurance Co., 5.90% -
                  6.271%, 2/1/2000 -
                  4/30/2000                             62,400,000
     15,087,000 1 Liquid Asset Backed
                  Securities Trust, Series
                  1997-3 Sr. Notes, (AMBAC
                  INS), 6.151%, 2/27/2000               15,087,000
     15,835,324 1 Liquid Asset Backed
                  Securities Trust, Sr.
                  Notes (Series 1998-1),
                  (AMBAC INS), 5.819%,
                  2/27/2000                             15,835,324
     24,000,000   Peoples Security Life
                  Insurance Co., 5.93% -
                  6.41%, 2/1/2000                       24,000,000
     20,000,000   Principal Life Insurance

                  Co., 6.26%, 3/1/2000                  20,000,000
     15,000,000   Protective Life Insurance
                  Co., 6.355%, 2/1/2000                 15,000,000
     30,000,000   Security Life of Denver
                  Insurance Co., 6.100% -
                  6.359%, 2/10/2000 -
                  3/28/2000                             30,000,000
     35,000,000   Transamerica Life

                  Insurance and Annuity Co.,
                  6.094%, 3/1/2000 -
                  4/1/2000                              35,000,000
     10,000,000   Transamerica Occidental
                  Life Insurance Co.,
                  6.329%, 2/29/2000                     10,000,000
     10,000,000   Travelers Insurance Co.,
                  6.094%, 3/1/2000                      10,000,000
                  TOTAL                                303,322,324
                  TOTAL VARIABLE RATE
                  OBLIGATIONS                        1,074,241,943
                  TIME DEPOSIT-4.2%
                  BANKING-4.2%
    200,000,000   SunTrust Bank, Atlanta,
                  5.875%, 2/1/2000                     200,000,000
                  REPURCHASE AGREEMENTS-8.8%
                  4

    138,100,000   Bank of America, 5.80%,
                  dated 1/31/2000, due
                  2/1/2000                             138,100,000
    150,000,000   Deutsche Bank Financial,
                  Inc., 5.80%, dated

                  1/31/2000, due 2/1/2000              150,000,000
PRINCIPAL

AMOUNT                                                      VALUE
                  REPURCHASE AGREEMENTS-
                  continued 4
  $  56,200,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.70%, dated 1/31/2000,
                  due 2/1/2000                     $    56,200,000
     75,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.69%, dated 1/31/2000,
                  due 2/1/2000                          75,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                           419,300,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5                $ 4,768,354,931


1 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees. At January 31, 2000, these securities amounted to $32,699,236 which represents 0.69% of net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,747,906,186) at January 31, 2000.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation EDA -Economic Development Authority EDC -Economic Development Corp.

IDA   -Industrial Development Authority
INS   -Insured
LOC   -Letter of Credit
MBIA  -Municipal Bond Investors Assurance



See Notes which are an integral part of the Financial Statements

Portfolio of Investments

Prime Value Obligations Fund

January 31, 2000 (unaudited)

PRINCIPAL

AMOUNT                                                      VALUE
                  SHORT-TERM NOTES-8.6%
                  BANKING-0.9% $ 15,000,000 Bank One, Illinois, N.A.,

                  6.025% - 6.070%,
                  10/10/2000 - 11/13/2000          $    14,993,288
      5,000,000   Westpac Banking Capital
                  Corp. Ltd., Sydney,
                  6.220%, 11/30/2000                     4,996,792
                  TOTAL                                 19,990,080
                  BROKERAGE-2.2%
     50,000,000   Goldman Sachs Group, Inc.,
                  5.900% - 6.00%, 3/14/2000 -
                  3/24/2000                             50,000,000
                  FINANCE - COMMERCIAL-5.3%
     95,500,000   Beta Finance, Inc., 5.000%
                  - 5.700%, 2/1/2000 -
                  6/28/2000                             95,499,226
      9,000,000   FINOVA Capital Corp.,
                  6.170% - 6.45%, 6/1/2000 -
                  6/12/2000                              9,006,460
     18,000,000   Sigma Finance, Inc.,
                  6.000% - 6.780%, 8/11/2000
                  - 2/28/2001                           18,000,000
                  TOTAL                                122,505,686
                  FINANCE - EQUIPMENT-0.2%
      5,227,804   Copelco Capital Funding
                  LLC, Series 1999-B, Class

                  A-1, 5.937%, 10/18/2000                5,227,804
        105,275   Heller Equipment Asset
                  Receivables Trust, Series
                  1999-1, Class A1,

                  4.948%, 5/13/2000                        105,275
                  TOTAL                                  5,333,079
                  INSURANCE-0.0%
          5,500   Americredit Automobile
                  Receivables Trust, Series
                  2000-A, Class A1,

                  6.040%, 2/5/2001                           5,500
                  TOTAL SHORT-TERM NOTES               197,834,345
                  CERTIFICATES OF DEPOSIT-
                  14.9%
                  BANKING-14.9%

     15,000,000   Bank of Nova Scotia,
                  Toronto, 5.290%, 3/9/2000             14,999,415
     25,000,000   Bank of Scotland,
                  Edinburgh, 5.950%,
                  4/12/2000                             24,999,952
     50,000,000   Bank One, Illinois, N.A.,
                  6.030%, 11/13/2000                    49,971,934
     10,000,000   Bayerische Landesbank
                  Girozentrale, 5.150%,
                  3/21/2000                              9,999,549
     25,000,000   Canadian Imperial Bank of
                  Commerce, 5.160% - 5.340%,
                  2/23/2000 - 3/21/2000                 24,999,080
     20,000,000   Commerzbank AG, Frankfurt,
                  5.290%, 5/15/2000                     19,997,259
     30,000,000   Halifax PLC, 5.900%,
                  3/31/2000                             30,000,000
    121,000,000   MBNA America Bank, N.A.,
                  6.000% - 6.030%, 4/12/2000
                  - 4/19/2000                          121,000,000
     50,000,000   Svenska Handelsbanken,
                  Stockholm, 5.180%,
                  3/20/2000                             49,998,100
                  TOTAL CERTIFICATES OF
                  DEPOSIT                              345,965,289
PRINCIPAL

AMOUNT                                                      VALUE
                  COMMERCIAL PAPER-34.2% 1
                  BANKING-12.1%
  $  28,000,000   Abbey National N.A. Corp.,
                  (Guaranteed by Abbey
                  National Bank PLC,
                  London), 5.906%, 4/25/2000       $    27,619,760
     20,000,000   Australia & New Zealand
                  ANZ, Inc., (Guaranteed by
                  Australia & New Zealand
                  Banking Group, Melbourne),
                  5.928%, 4/12/2000                     19,769,644
     71,000,000   Cregem North America,
                  Inc., (Guaranteed by

                  Credit Communal de

                  Belgique, Brussels),
                  5.920% - 6.020%, 2/14/2000
                  - 2/18/2000                           70,829,760
     24,000,000   Den Danske Corp., Inc.,
                  (Guaranteed by Den Danske
                  Bank A/S), 6.007% - 6.069%,
                  5/31/2000 - 6/21/2000                 23,460,100
     43,594,000   Gotham Funding Corp.,
                  5.718% - 5.786%, 2/2/2000 -
                  2/15/2000                             43,533,411
     50,000,000   Market Street Funding
                  Corp., (PNC Bank, N.A.
                  LOC), 5.750%, 2/23/2000               49,825,222
     10,000,000   Svenska Handelsbanken,
                  Inc., (Guaranteed by
                  Svenska Handelsbanken,
                  Stockholm), 5.928%,
                  4/12/2000                              9,884,822
     37,000,000   Westpac Capital Corp.,
                  (Guaranteed by Westpac
                  Banking Corp. Ltd.,
                  Sydney), 5.967%, 5/2/2000             36,457,539
                  TOTAL                                281,380,258
                  BROKERAGE-2.7%
     32,000,000   Goldman Sachs Group, Inc.,
                  5.935%, 4/28/2000                     31,547,600
     10,000,000   Morgan Stanley, Dean
                  Witter & Co., 5.927%,
                  4/24/2000                              9,865,356
     21,000,000   Salomon Smith Barney
                  Holdings, Inc., 5.922%,
                  4/3/2000                              20,788,425
                  TOTAL                                 62,201,381
                  CHEMICALS-0.8%
      6,955,000   IMC Global, Inc., 6.454%,
                  2/7/2000                               6,947,639
     10,516,000   Rohm & Haas Co., 6.347% -
                  6.475%, 2/4/2000                      10,510,473
                  TOTAL                                 17,458,112
                  CONTAINER/PACKAGING-0.3%
      7,300,000   Crown Cork & Seal Co.,
                  Inc., 5.846% - 5.858%,
                  2/15/2000 - 2/24/2000                  7,279,094
                  FINANCE - COMMERCIAL-10.9%
     20,000,000   Corporate Asset Funding
                  Co., Inc., 5.808%,
                  3/22/2000                             19,840,278
     20,000,000   Edison Asset
                  Securitization LLC,
                  6.003%, 5/15/2000                     19,659,111
     41,135,000   Falcon Asset

                  Securitization Corp.,
                  5.697% - 5.750%, 2/10/2000
                  - 2/22/2000                           41,007,601
     50,000,000   General Electric Capital
                  Corp., 5.917% - 6.032%,
                  2/25/2000 - 3/10/2000                 49,759,156
     83,013,000   Receivables Capital Corp.,
                  5.937% - 5.981%, 2/8/2000 -
                  4/20/2000                             82,528,698
     41,000,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 5.941% -
                  5.941%, 4/3/2000 -
                  5/10/2000                             40,363,871
                  TOTAL                                253,158,715
PRINCIPAL

AMOUNT                                                      VALUE
                  COMMERCIAL PAPER-continued
                  1
                  HOMEBUILDING-0.5%

  $  11,700,000   Centex Corp., 5.801% -
                  5.832%, 2/2/2000 -
                  2/10/2000                        $    11,689,740
                  INDUSTRIAL PRODUCTS-0.5%
     11,160,000   Praxair, Inc., 6.421%,
                  2/1/2000                              11,160,000
                  INSURANCE-5.4%
     37,000,000   CXC, Inc., 5.947%,
                  4/7/2000                              36,601,818
     87,860,000   Sheffield Receivables
                  Corp., 5.707% - 6.022%,
                  2/2/2000 - 2/22/2000                  87,733,696
                  TOTAL                                124,335,514
                  RETAIL-1.0%
     24,053,000   Safeway, Inc., 5.799% -
                  5.820%, 2/3/2000 -
                  2/9/2000                              24,036,557
                  TOTAL COMMERCIAL PAPER               792,699,371
                  NOTES - VARIABLE-28.9% 2
                  BANKING-11.8%
      9,410,000   500 South Front St. LP,
                  Series A, (Huntington
                  National Bank, Columbus,
                  OH LOC), 5.980%, 2/3/2000              9,410,000
      5,075,000   500 South Front St. LP,
                  Series B, (Huntington
                  National Bank, Columbus,
                  OH LOC), 5.980%, 2/3/2000              5,075,000
      1,112,500   Alabama State IDA,
                  (Nichols Research Corp.),
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  6.090%, 2/4/2000                       1,112,500
     16,900,000   Beverly California Corp.,
                  (PNC Bank, N.A. LOC),
                  5.810%, 2/7/2000                      16,900,000
     16,385,000   Beverly Hills Nursing
                  Center, Inc., Medilodge
                  Project Series 1996,
                  (KeyBank, N.A. LOC),
                  6.030%, 2/3/2000                      16,385,000
      1,725,000   Bissett, William K. and
                  Sheryl B., Multi-Option
                  Adjustable Rate Notes,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.980%,
                  2/3/2000                               1,725,000
      6,000,000   Bond Holdings LP,
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  5.930%, 2/4/2000                       6,000,000
      6,715,000   Briarwood LP, Briarwood
                  Ltd. Partnership Project
                  Series 1999, (Bank One,
                  Ohio, N.A. LOC), 6.040%,
                  2/3/2000                               6,715,000
      9,826,000   Capital One Funding Corp.,
                  Series 1999-B, (Bank One,
                  Ohio, N.A. LOC),
                  5.940%, 2/3/2000                       9,826,000
        480,000   Carmel, IN, Telamon Corp.,
                  Series 1996-C, (Huntington
                  National Bank, Columbus,
                  OH LOC), 6.080%, 2/3/2000                480,000
        930,000   Carmel, IN, Telamon Corp.,
                  Series A, (Huntington
                  National Bank, Columbus,
                  OH LOC), 6.080%, 2/3/2000                930,000
      1,005,000   Carmel, IN, Telamon Corp.,
                  Series B, (Huntington
                  National Bank, Columbus,
                  OH LOC), 6.080%, 2/3/2000              1,005,000
        900,000   Colorado Health Facilities
                  Authority, Series B, (Bank
                  One, Colorado LOC),
                  6.030%, 2/3/2000                         900,000
     36,900,000   Comerica Bank, 5.791% -
                  5.864%, 9/25/2000 -
                  11/9/2000                             36,883,292
PRINCIPAL

AMOUNT                                                      VALUE
                  NOTES - VARIABLE-continued
                  2

                  BANKING-CONTINUED
  $   1,900,000   Continental Downtown
                  Properties, (Huntington
                  National Bank, Columbus,
                  OH LOC), 5.980%, 2/3/2000        $     1,900,000
      5,795,000   Dellridge Care Center LP,
                  Series 1997, (Allfirst

                  LOC), 5.860%, 2/2/2000                 5,795,000
      3,445,000   Denver Urban Renewal
                  Authority, Series 1992-B,
                  (Paribas, Paris LOC),
                  5.880%, 2/3/2000                       3,445,000
      9,445,000   ERC Real Estate LLC,
                  (KeyBank, N.A. LOC),
                  6.100%, 2/3/2000                       9,445,000
      4,000,000   Frank Parsons Paper Co.,
                  Inc., Series 1999,
                  (Allfirst LOC), 5.871%,
                  2/4/2000                               4,000,000
      5,000,000   Greene County Development
                  Authority, Reynolds Lodges
                  LLC, Series 1999-A,
                  (Firstar Bank, N.A.,
                  Cincinnati LOC), 5.900%,
                  2/2/2000                               5,000,000
      5,000,000   Industrial Dimensions,
                  Inc., Series 1999, (Fifth
                  Third Bank of Northwestern

                  OH LOC), 5.830%, 2/3/2000              5,000,000
      8,123,000   International Processing
                  Corp., (Bank One, Kentucky

                  LOC), 5.990%, 2/3/2000                 8,123,000
      2,000,000   Jeffersonville, IN, Series
                  1997-B, Wayne Steel, Inc.,
                  (Bank One, Ohio, N.A. LOC),
                  5.940%, 2/3/2000                       2,000,000
      5,500,000   Kenwood Country Club,
                  Inc., Series 1999,
                  (Firstar Bank, N.A.,
                  Cincinnati LOC), 5.900%,
                  2/3/2000                               5,500,000
      4,000,000   Lake Sherwood Senior
                  Living Center LLC, (Union
                  Planters NB, Memphis, TN

                  LOC), 6.290%, 2/3/2000                 4,000,000
      1,425,000   Lincoln Park Associates
                  Ltd., (Bank One, N.A. LOC),
                  5.980%, 2/3/2000                       1,425,000
      2,000,000   Liquid Asset Backed
                  Securities Trust, Series
                  1996-3, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.801%,

                  2/15/2000                              2,000,000
      9,657,209   Liquid Asset Backed
                  Securities Trust, Series
                  1997-1, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.793%,

                  2/15/2000                              9,657,209
      9,052,209 3 Liquid Asset Backed
                  Securities Trust, Series
                  1997-3 Sr. Notes, (AMBAC
                  INS), 6.151%, 3/28/2000                9,052,209
      6,686,026 3 Liquid Asset Backed
                  Securities Trust, Series
                  1998-1 Sr. Notes, (AMBAC
                  INS), 5.819%, 2/25/2000                6,686,026
      5,000,000   Maryland Industrial
                  Development Financing
                  Authority, Gen-Vec, Inc.
                  Facility, Series 1999,
                  (Allfirst LOC), 5.870%,
                  2/4/2000                               5,000,000
      4,100,000   Melberger, Clifford K. and
                  Ruth B., (PNC Bank, N.A.
                  LOC), 5.810%, 2/7/2000                 4,100,000
      9,500,000   Park Avenue Receivables

                  Corp., 5.475%, 2/3/2000                9,500,000
      6,860,000   Pine Ridge Associates
                  Ltd., (Mellon Bank N.A.,
                  Pittsburgh LOC), 6.050%,
                  2/2/2000                               6,860,000
      7,055,000   Rubloff-Rockford LLC,
                  Series 1997, (National
                  City Bank,
                  Michigan/Illinois LOC),
                  5.860%, 2/2/2000                       7,055,000
     15,640,000   Scranton Times LP, Series
                  1997, (PNC Bank, N.A. LOC),
                  5.810% 2/7/2000                       15,640,000
      2,690,000   Solon, OH, IDRB Schneps
                  Family LP, (Bank One, Ohio,
                  N.A. LOC),
                  5.940%, 2/3/2000                       2,690,000
PRINCIPAL

AMOUNT                                                      VALUE
                  NOTES - VARIABLE-continued
                  2

                  BANKING-CONTINUED
  $   7,520,000   Southern Coil Processing,
                  Inc. Notes, (AmSouth Bank
                  N.A., Birmingham LOC),
                  5.850%, 2/3/2000                 $     7,520,000
      1,640,000   Team Rahal of
                  Mechanicsburg, Inc.,
                  Series 1997, (Huntington
                  National Bank, Columbus,
                  OH LOC), 5.980%, 2/3/2000              1,640,000
      1,795,000   Team Rahal, Inc., Series
                  1997, (Huntington National
                  Bank, Columbus, OH LOC),
                  5.980%, 2/3/2000                       1,795,000
      5,000,000   Three Rivers Funding

                  Corp., 5.880%, 2/17/2000               5,000,000
      7,300,000   Tift County, GA
                  Development Authority,
                  Chickasha of Georgia
                  Project Series 1997, (Bank
                  of Tokyo-Mitsubishi Ltd.
                  LOC), 6.000%, 2/2/2000                 7,300,000
      1,700,000   Village Green Finance Co.,
                  LLC, Series 1997,
                  (Wachovia Bank of NC, N.A.
                  Winston-Salem LOC),
                  5.820%, 2/2/2000                       1,700,000
      1,240,000   Vista Funding Corp.,
                  Series 1995-A, (Firstar
                  Bank, N.A., Cincinnati

                  LOC), 6.100%, 2/3/2000                 1,240,000
                  TOTAL                                273,415,236
                  BROKERAGE-3.6%
     84,000,000   Morgan Stanley, Dean
                  Witter & Co., 5.830 -
                  5.880%, 2/4/2000                      84,000,000
                  FINANCE - AUTOMOTIVE-1.8%
     42,000,000   General Motors Acceptance

                  Corp., 5.830%, 3/7/2000               42,000,000
                  FINANCE - COMMERCIAL-3.7%
     25,000,000   Asset Securitization

                  Cooperative Corp., 5.831%
                  - 5.903%, 2/14/2000 -
                  3/7/2000                              24,999,772
     60,200,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 6.000% -
                  6.158%, 2/29/2000 -
                  3/22/2000                             60,200,000
                  TOTAL                                 85,199,772
                  FINANCE - EQUIPMENT-0.7%
     10,000,000   Comdisco, Inc., 6.656%,
                  2/29/2000                             10,000,000
      5,000,000   Deere (John) Capital

                  Corp., 6.074%, 2/1/2000                5,000,807
                  TOTAL                                 15,000,807
                  FINANCE - RETAIL-0.3%
      8,000,000   AFS Insurance Premium
                  Receivables Trust, Series

                  1994-A, 7.019%, 2/15/2000              8,000,000
                  HOMEBUILDING-0.4%
      8,900,000   Centex Corp., 6.540%,
                  4/27/2000                              8,900,000
                  INSURANCE-6.6%
     12,000,000   Allstate Life Insurance

                  Co., 6.616%, 2/1/2000                 12,000,000
     22,500,000   First Allmerica Financial
                  Life Insurance Co.,
                  6.306%, 2/1/2000                      22,500,000
      5,000,000   GE Life and Annuity
                  Assurance Co., 6.200%,
                  2/1/2000                               5,000,000
PRINCIPAL

AMOUNT                                                      VALUE
                  NOTES - VARIABLE-continued
                  2

                  INSURANCE-CONTINUED
 $   30,000,000   Jackson National Life

                  Insurance Co., 5.900% -
                  6.160%, 2/1/2000 -
                  2/22/2000                        $    30,000,000
     25,000,000   Monumental Life Insurance

                  Co., 158, 6.180%, 2/6/2000            25,000,000
     15,000,000   Principal Life Insurance
                  Co., 6.260%, 3/1/2000                 15,000,000
     13,000,000   Protective Life Insurance
                  Co., 6.200%, 2/1/2000                 13,000,000
     15,000,000   Security Life of Denver
                  Insurance Co., 6.100%,
                  4/28/2000                             15,000,000
     10,000,000   Transamerica Life

                  Insurance and Annuity Co.,
                  6.094%, 2/1/2000 -
                  4/1/2000                              10,000,000
      5,000,000   Transamerica Occidental
                  Life Insurance Co.,
                  6.329%, 2/29/2000                      5,000,000
                  TOTAL                                152,500,000
                  TOTAL NOTES - VARIABLE               669,015,815
                  LOAN PARTICIPATION-4.0%
                  CHEMICALS-2.2% 7,500,000 DuPont Teijin Films U.K.

                  Ltd., (Guaranteed by Du
                  Pont (E.I.) de Nemours &
                  Co.), 6.000%, 2/22/2000                7,500,000
     43,000,000   Teijin DuPont Films,
                  (Guaranteed by Du Pont

                  (E.I.) de Nemours & Co.),
                  6.000% - 6.100%, 2/29/2000
                  - 3/29/2000                           43,000,000
                  TOTAL                                 50,500,000
                  ELECTRICAL EQUIPMENT-0.5%
     12,100,000   Mt. Vernon Phenol Plant
                  Partnership, (Guaranteed
                  by General Electric Co.),
                  6.120%, 5/17/2000                     12,100,000
                  FINANCE - AUTOMOTIVE-0.2%
      6,000,000   General Motors Acceptance
                  Corp., Mortgage of PA,
                  (Guaranteed by General
                  Motors Acceptance Corp.),
                  6.210%, 2/1/2000                       6,000,000
                  FINANCE - EQUIPMENT-1.1%
     25,000,000   Pitney Bowes Credit Corp.,
                  5.809%, 2/10/2000                     24,963,875
                  TOTAL LOAN PARTICIPATION              93,563,875
                  TIME DEPOSIT-2.2%
                  BANKING-2.2%
     50,000,000   Societe Generale, Paris,
                  5.813%, 2/1/2000                      50,000,000
PRINCIPAL

AMOUNT                                                      VALUE
                  REPURCHASE AGREEMENTS-7.5%
                  4

  $  49,500,000   Bank of America, 5.800%,
                  dated 1/31/2000, due
                  2/1/2000                         $    49,500,000
     75,000,000   Deutsche Bank Financial,
                  Inc., 5.800%, dated

                  1/31/2000, due 2/1/2000               75,000,000
     23,300,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.700%, dated 1/31/2000,
                  due 2/1/2000                          23,300,000
     25,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.690%, dated 1/31/2000,
                  due 2/1/2000                          25,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                           172,800,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5                $ 2,321,878,695


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2000, these securities amounted to $15,738,235 which represents 0.7% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,316,019,703) at January 31, 2000.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation
IDA   -Industrial Development Authority
IDRB  -Industrial Development Revenue Bond
INS   -Insured
LOC   -Letter of Credit



See Notes which are an integral part of the Financial Statements

Portfolio of Investments

Tax-Free Obligations Fund

January 31, 2000 (unaudited)

PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 99.6% 1
                 ALABAMA-5.0%
 $   3,705,000   Alabama HFA, Series 1995 E,
                 Weekly VRDNs (Royal
                 Gardens
                 Apartments)/(SouthTrust
                 Bank of Alabama,
                 Birmingham, AL LOC)              $     3,705,000
     5,000,000   Alabama State Public
                 School & College
                 Authority, Series D, 5.00%
                 Bonds, 8/1/2000                        5,027,759
     5,000,000   Alabama State Public
                 School & College
                 Authority, PUTTERs, Series
                 124, Weekly VRDNs (FGIC
                 INS)/(J.P. Morgan & Co.,
                 Inc. LIQ)                              5,000,000
     2,000,000   Anniston, AL, IDB, Series
                 1989 A, Weekly VRDNs (Union
                 Foundry Co.)/(Amsouth Bank

                 N.A., Birmingham, AL LOC)              2,000,000
     1,125,000   Birmingham, AL IDA,
                 Revenue Refunding Bonds
                 Weekly VRDNs (S.P. Hotel
                 Co.)/(Amsouth Bank N.A.,
                 Birmingham, AL LOC)                    1,125,000
     3,500,000   Birmingham, AL Medical
                 Clinic Board, Medical
                 Clinic Revenue Bonds,
                 Series 1996, Weekly VRDNs
                 (St. Martin's In The
                 Pines)/(Regions Bank,
                 Alabama LOC)                           3,500,000
     7,800,000   Chatom, AL, IDB PCR, 3.90%
                 CP (Alabama Electric Co-
                 op, Inc.)/(National Rural
                 Utilities Cooperative
                 Finance Corp. GTD),
                 Mandatory Tender 2/10/2000             7,800,000
    24,600,000   Columbia, AL IDB, Series
                 1999 C, Daily VRDNs

                 (Alabama Power Co.)                   24,600,000
     3,300,000   Homewood, AL IDA Weekly
                 VRDNs (Mountain Brook Inn,
                 Homewood, AL)/(SouthTrust
                 Bank of Alabama,
                 Birmingham, AL LOC)                    3,300,000
    30,000,000   Hoover, AL Board of
                 Education, Series 1999 C,
                 3.80% BANs, 8/1/2000                  30,000,000
    35,000,000   Jefferson County, AL,
                 Series 1999, Weekly VRDNs
                 (Bayerische Landesbank

                 Girozentrale LOC)                     35,000,000
    16,500,000   Jefferson County, AL, GO
                 Warrants, Series 1996,
                 Weekly VRDNs (Bayerische
                 Landesbank Girozentrale

                 LOC)                                  16,500,000
     6,250,000   Marshall County, AL,
                 Special Obligation School
                 Refunding Warrant, Series
                 1994, Weekly VRDNs
                 (Marshall County, AL Board
                 of Education)/(Regions

                 Bank, Alabama LOC)                     6,250,000
     2,500,000   Mobile, AL IDA Weekly VRDNs
                 (McRae's Industries,
                 Inc.)/(Bank of America,
                 N.A. LOC)                              2,500,000
     8,500,000   Mobile, AL IDB, PCR, Series
                 1993 B, Weekly VRDNs

                 (Alabama Power Co.)                    8,500,000
    13,000,000   Mobile, AL Port City
                 Medical Clinic Board,
                 Series 1998 A, 3.75% CP
                 (Infirmary Health System,
                 Inc.)/(AMBAC
                 INS)/(Rabobank Nederland,
                 Utrecht LIQ), Mandatory
                 Tender 2/18/2000                      13,000,000
       200,000   Montgomery, AL IDB, Series
                 1988 A, Weekly VRDNs (Smith
                 Industries)/(SunTrust

                 Bank, Atlanta, GA LOC)                   200,000
     1,190,000   Tuscaloosa County, AL Port
                 Authority, Series 1989 A,
                 Weekly VRDNs (Capstone
                 Hotel Ltd.)/(SouthTrust
                 Bank of Alabama,
                 Birmingham, AL LOC)                    1,190,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 ALABAMA-CONTINUED
  $    280,000   Tuscaloosa, AL IDB,
                 Revenue Refunding Bonds,
                 Series 1994, Weekly VRDNs
                 (Harco, Inc.)/(Amsouth
                 Bank N.A., Birmingham, AL

                 LOC)                             $       280,000
     4,295,000   Vincent, AL IDB Weekly
                 VRDNs (Headquarters
                 Partnership
                 Project)/(National
                 Australia Bank, Ltd.,

                 Melbourne LOC)                         4,295,000
                 TOTAL                                173,772,759
                 ALASKA-0.7%
    11,000,000   Alaska State Housing
                 Finance Corp., MERLOTS,
                 Series 1999 D, Weekly VRDNs
                 (First Union National

                 Bank, Charlotte, NC LIQ)              11,000,000
     7,205,000 2 Alaska State Housing
                 Finance Corp., (PT-202),
                 3.25% TOBs (Bayerische
                 Hypotheken-und Vereinsbank
                 AG LIQ), Optional Tender

                 3/11/2000                              7,205,000
     6,385,000   Alaska State Housing
                 Finance Corp., Variable
                 Rate Certificates, Series
                 1997 A, Weekly VRDNs (Bank

                 of America, N.A. LIQ)                  6,385,000
                 TOTAL                                 24,590,000
                 ARIZONA-0.9%
     8,250,000   Apache County, AZ IDA,
                 Series 1983 A, Weekly VRDNs
                 (Tucson Electric
                 Power Co.)/(Toronto

                 Dominion Bank LOC)                     8,250,000
     1,800,000   Arizona Health Facilities
                 Authority Weekly VRDNs
                 (University
                 Physicians, Inc.)/(Bank

                 One, AZ N.A. LOC)                      1,800,000
     1,700,000   Arizona Health Facilities
                 Authority, Pooled Loan
                 Program Revenue Bonds,
                 Series 1985 B, Weekly
                 VRDNs (FGIC INS)/(Chase
                 Manhattan Bank N.A., NY
                 LIQ)                                   1,700,000
     4,900,000   Chandler, AZ IDA Weekly
                 VRDNs (SMP II Limited
                 Partnership)/(Bank One, AZ

                 N.A. LOC)                              4,900,000
     3,375,000   Gila County, AZ IDA Weekly
                 VRDNs (Cobre Valley
                 Hospital)/(Bank One, AZ

                 N.A. LOC)                              3,375,000
     2,000,000   Glendale, AZ IDA, Variable
                 Rate Senior Living
                 Facilities Revenue Bonds
                 Weekly VRDNs (Friendship
                 Retirement Corp.)/(Norwest

                 Bank MN, N.A. LOC)                     2,000,000
     1,000,000   Maricopa County, AZ
                 Pollution Control Corp.,
                 Series 1984, Weekly VRDNs
                 (El Paso Electric
                 Co.)/(Barclays Bank PLC,
                 London LOC)                            1,000,000
     5,300,000   Pima County, AZ IDA Weekly
                 VRDNs (Tucson Electric
                 Power Co.)/(Toronto

                 Dominion Bank LOC)                     5,300,000
     2,600,000   Pinal County, AZ IDA, PCR
                 Bonds Daily VRDNs (Magma
                 Copper Co.)/(ABN AMRO Bank

                 N.V., Amsterdam LOC)                   2,600,000
                 TOTAL                                 30,925,000
                 ARKANSAS-0.1%
     2,000,000   Sheridan, AR IDA, Series A,
                 Weekly VRDNs (H.H.
                 Robertson Co.)/(PNC Bank,
                 N.A. LOC)                              2,000,000
                 CALIFORNIA-0.2%
     7,000,000   Stanislaus County, CA
                 Office of Education, 4.00%
                 TRANs, 8/1/2000                        7,017,405
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 COLORADO-1.0%
  $  3,785,000   Colorado Health Facilities
                 Authority, Series 1998 C-
                 1, Weekly VRDNs
                 (Developmental
                 Disabilities Center)/(Bank
                 One, CO LOC)                     $     3,785,000
     2,275,000   Denver (City & County), CO,
                 4.40% TOBs (Blake Street
                 Compendium)/(Norwest Bank
                 Minnesota, N.A. LOC),
                 Optional Tender 12/15/2000             2,275,000
    14,660,000   Denver (City & County), CO,
                 MERLOTS, Series 1997 E,
                 Weekly VRDNs (Department
                 of Aviation Airport
                 System)/(MBIA INS)/(First
                 Union National Bank,

                 Charlotte, NC LIQ)                    14,660,000
     5,100,000   Denver (City & County), CO,
                 Trust Reciepts, Series
                 1998 FR/RI-13, Weekly
                 VRDNs (MBIA INS)/(Bank of

                 New York, NY LIQ)                      5,100,000
     9,725,000 2 Eagle County School
                 District No. RE50J, CO,
                 (PT-1155), 3.30% TOBs
                 (FGIC INS)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender
                 5/18/2000                              9,725,000
                 TOTAL                                 35,545,000
                 CONNECTICUT-0.3%
     4,000,000 2 Connecticut State HFA,
                 Variable Rate
                 Certificates, Series 1998
                 S, 3.70% TOBs (Bank of
                 America, N.A. LIQ),
                 Optional Tender 8/17/2000              4,000,000
     5,000,000   Connecticut State,
                 PUTTERs, Series 110,
                 Weekly VRDNs (FGIC
                 INS)/(J.P. Morgan & Co.,
                 Inc. LIQ)                              5,000,000
                 TOTAL                                  9,000,000
                 DISTRICT OF COLUMBIA-1.9%
     2,070,000   District of Columbia
                 Housing Finance Agency,
                 Multifamily Housing, 3.50%
                 TOBs (Chastleton
                 Project)/(Bank of America,
                 N.A. LOC), Optional Tender
                 7/1/2000                               2,070,000
    10,090,000   District of Columbia,
                 Series 1999, Weekly VRDNs
                 (Association of American
                 Medical Colleges)/(AMBAC
                 INS)/(Bank of America,

                 N.A. LIQ)                             10,090,000
     6,300,000   District of Columbia,
                 Series 1999, Weekly VRDNs
                 (Young Men's Christian
                 Association of
                 Metropolitan

                 Washington)/(Allfirst LOC)             6,300,000
    24,365,000   District of Columbia,
                 Series 1999 C, Weekly VRDNs
                 (George Washington
                 University)/(MBIA
                 INS)/(Bank of America,

                 N.A. LIQ)                             24,365,000
    21,665,000   District of Columbia,
                 Series 1999 C, Weekly VRDNs
                 (National Academy of
                 Sciences)/(AMBAC
                 INS)/(Bank of America,

                 N.A. LOC)                             21,665,000
     3,575,000   District of Columbia,
                 Revenue Bonds, Series 1997
                 B, Weekly VRDNs
                 (Association of American
                 Medical Colleges)/(AMBAC
                 INS)/(Chase Manhattan Bank

                 N.A., NY LIQ)                          3,575,000
                 TOTAL                                 68,065,000
                 FLORIDA-7.3%
     7,100,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Florida Non-AMT), Series
                 1998-8, Weekly VRDNs (Dade
                 County, FL Water & Sewer
                 System)/(FGIC INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                   7,100,000
     7,000,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Florida Non-AMT), Series
                 1998-9, Weekly VRDNs
                 (Florida State Board of
                 Education Capital
                 Outlay)/(FSA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                   7,000,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 FLORIDA-CONTINUED
  $              6,920,000 2 ABN AMRO MuniTOPS Certificates Trust (Florida
                 Non-AMT), Series 1999-11, 3.85% TOBs (Tampa Bay Water Utility
                 System, FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ),

                 Optional Tender 3/8/2000         $     6,920,000
     2,830,000   Brevard County, FL Weekly
                 VRDNs (Greywater
                 Investments)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                                2,830,000
     6,500,000   Broward County, FL HFA,
                 Series 1997, Weekly VRDNs
                 (Jacaranda Village
                 Apartments)/(HSBC Bank USA

                 LOC)                                   6,500,000
     2,710,000   Broward County, FL Health
                 Facility Authority,
                 Revenue Bonds Weekly VRDNs
                 (John Knox Village of
                 Florida)/(First Union
                 National Bank, Charlotte,
                 NC LOC)                                2,710,000
     8,000,000   Florida HFA, Multifamily
                 Housing Revenue Bonds,
                 Series 1985 SS, Weekly
                 VRDNs (Woodlands
                 Apartments)/(Northern

                 Trust Co., Chicago, IL LOC)            8,000,000
     2,580,000   Fort Lauderdale, FL
                 Performing Arts Center
                 Authority Weekly VRDNs
                 (SunTrust Bank, Central

                 Florida LOC)                           2,580,000
       500,000   Fort Myers, FL Utilities
                 Revenue, Series 1998-168,
                 Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ)                                500,000
    15,740,000   Gulf Breeze, FL, Series
                 1985 E, Weekly VRDNs (FGIC
                 INS)/(Credit Local de
                 France LIQ)                           15,740,000
    43,000,000   Highlands County, FL
                 Health Facilities, Series
                 1996 A, Weekly VRDNs
                 (Adventist Health
                 System)/(MBIA INS)/(Bank

                 One, N.A. LIQ)                        43,000,000
    24,000,000   Highlands County, FL
                 Health Facilities,
                 Variable Rate Demand
                 Revenue Bonds, Series 1996
                 A, Weekly VRDNs (Adventist
                 Health System)/(SunTrust

                 Bank, Central Florida LOC)            24,000,000
    10,600,000   Highlands County, FL
                 Health Facilities,
                 Variable Rate Demand
                 Revenue Bonds, Series 1997
                 A, Weekly VRDNs (Adventist
                 Health System)/(SunTrust

                 Bank, Central Florida LOC)            10,600,000
     7,570,000   Jacksonville
                 Transportation Authority,
                 (PA-146) Weekly VRDNs
                 (Florida State)/(Merrill
                 Lynch Capital Services,
                 Inc. LIQ)                              7,570,000
     1,700,000   Jacksonville, FL HFDC,
                 Health Facilities Revenue
                 Bonds, Series 1996, Weekly
                 VRDNs (Jacksonville
                 Faculty Practice
                 Association)/(Bank of

                 America, N.A. LOC)                     1,700,000
     2,200,000   Orange County, FL HFA,
                 Variable Rate
                 Certificates, Series 1997
                 G, Weekly VRDNs (GNMA
                 COL)/(Bank of America,
                 N.A. LIQ)                              2,200,000
    19,910,000   Orange County, FL School
                 District, Lehman, Series
                 1999 A49, Weekly VRDNs
                 (Bayerische Hypotheken-und

                 Vereinsbank AG LIQ)                   19,910,000
     7,400,000   Orlando Utilities
                 Commission, FL, BANs,
                 Series 1999 A, 3.60% CP
                 (Morgan Guaranty Trust
                 Co., New York LIQ),
                 Mandatory Tender 3/7/2000              7,400,000
    13,750,000   Palm Beach County, FL
                 Airport System, FR/RI,
                 Series 1999 A 30, Weekly
                 VRDNs (MBIA INS)/(Bank of

                 New York, New York LIQ)               13,750,000
    41,910,000   Palm Beach County, FL
                 School District, Series
                 1999/FR/RI-40, Weekly
                 VRDNs (Bank of New York, NY

                 LIQ)                                  41,910,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 FLORIDA-CONTINUED
  $  2,650,000   Pasco County, FL
                 Educational Facilities
                 Authority, Series 1999,
                 Weekly VRDNs (Saint Leo
                 University, FL)/(Allied
                 Irish Banks PLC LOC)             $     2,650,000
     3,510,000   Pinellas County Industry
                 Council, FL Weekly VRDNs
                 (Loulourgas
                 Properties)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                                3,510,000
     5,005,000   Pinellas County, FL Health
                 Facility Authority, Series
                 1987, Weekly VRDNs
                 (St. Mark Village
                 Project)/(Bank of America,

                 N.A. LOC)                              5,005,000
     5,525,000   Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs (IMC
                 Fertilizer, Inc.)/(Rabobank Nederland,

                 Utrecht LOC)                           5,525,000
     7,950,000   Putnam County, FL
                 Development Authority, PCR
                 Bonds, Series 1984 H,
                 Weekly VRDNs (Seminole
                 Electric Cooperative, Inc
                 (FL))/(National Rural
                 Utilities Cooperative
                 Finance Corp. LOC)                     7,950,000
       160,000   Sarasota, FL, Educational
                 Facilities Revenue Bonds,
                 Series 1996, Weekly VRDNs
                 (Ringling School of Art and
                 Design, Inc.)/(SunTrust

                 Bank, Central Florida LOC)               160,000
                 TOTAL                                256,720,000
                 GEORGIA-4.4%
     9,995,000 2 Bibb County, GA, (PT-199),
                 3.30% TOBs (Georgia State
                 GTD)/(Bayerische
                 Hypotheken-und Vereinsbank
                 AG LIQ), Optional Tender

                 5/11/2000                              9,995,000
    17,300,000   Burke County, GA
                 Development Authority,
                 Series 1999 A, Daily VRDNs
                 (Oglethorpe Power Corp.
                 Vogtle Project)/(AMBAC
                 INS)/(Morgan Guaranty
                 Trust Co., NY LIQ)                    17,300,000
     6,200,000   Burke County, GA
                 Development Authority,
                 Series A, Weekly VRDNs
                 (Oglethorpe Power
                 Corp.)/(FGIC INS)/(Credit

                 Local de France LIQ)                   6,200,000
    10,150,000   Burke County, GA
                 Development Authority, PCR
                 Bonds, Series 1993 A,
                 Weekly VRDNs (Oglethorpe
                 Power Corp.)/(FGIC
                 INS)/(Canadian Imperial

                 Bank of Commerce LIQ)                 10,150,000
     2,000,000   Clayton County, GA Housing
                 Authority, Revenue
                 Refunding Bonds, Series
                 1992, Weekly VRDNs (Oxford
                 Townhomes)/(Amsouth Bank

                 N.A., Birmingham, AL LOC)              2,000,000
     8,000,000   Cobb County, GA IDA, Series
                 1997, Weekly VRDNs
                 (Wyndham Gardens)/
                 (Bankers Trust Co., NY
                 LOC)                                   8,000,000
     4,200,000   Cobb-Marietta, GA Coliseum
                 & Exhibit Hall Authority,
                 Junior Lien Revenue Bonds,
                 Series 1996 A, Weekly VRDNs
                 (MBIA INS)/(SunTrust Bank,
                 Atlanta, GA LIQ)                       4,200,000
     1,400,000   De Kalb County, GA
                 Development Authority,
                 Series 1992, Weekly VRDNs
                 (American Cancer Society,
                 GA)/(SunTrust Bank,
                 Atlanta, GA LOC)                       1,400,000
     8,550,000   Floyd County, GA, PCR
                 Bonds, Series 1996, Daily

                 VRDNs (Georgia Power Co.)              8,550,000
    15,900,000   Fulco, GA Hospital
                 Authority, Series 1999,
                 Weekly VRDNs (Piedmont
                 Hospital)/(SunTrust Bank,
                 Atlanta, GA LOC)                      15,900,000
     3,400,000   Fulton County, GA
                 Development Authority,
                 Series 1998, Weekly VRDNs
                 (Morehouse School of
                 Medicine)/(SunTrust Bank,
                 Atlanta, GA LOC)                       3,400,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 GEORGIA-CONTINUED
  $  6,000,000   Fulton County, GA
                 Development Authority,
                 Series 1999, Weekly VRDNs
                 (Boy's and Girl's
                 Clubs)/(SunTrust Bank,
                 Atlanta, GA LOC)                 $     6,000,000
    10,000,000   Gainesville and Hall
                 County, GA Development
                 Authority, Series 1999 A,
                 Weekly VRDNs (Lanier
                 Village Estates,
                 Inc.)/(Regions Bank,
                 Alabama LOC)                          10,000,000
     2,000,000   Georgia Municipal Electric
                 Authority, (PT-294) Weekly
                 VRDNs
                 (MBIA INS)/(Landesbank
                 Hessen-Thueringen,

                 Frankfurt LIQ)                         2,000,000
     4,925,000 2 Gwinnett County, GA Water
                 and Sewer Authority, (PT-
                 1169), 3.62% TOBs
                 (Gwinnett County,
                 GA)/(Merrill Lynch Capital
                 Services, Inc. LIQ),
                 Optional Tender 7/20/2000              4,925,000
     1,280,000   Macon-Bibb County, GA
                 Urban Development
                 Authority, Refunding
                 Revenue Bonds, Series
                 1995, Weekly VRDNs (Macon
                 Hotel Investors)/(Bank

                 One, MI LOC)                           1,280,000
     3,000,000   Marietta, GA Housing
                 Authority, Multifamily
                 Housing Revenue Refunding
                 Bonds, Series 1996, Weekly
                 VRDNs (Winterset
                 Apartments)/(Wachovia Bank

                 of NC, N.A. LOC)                       3,000,000
     9,260,000   Metropolitan Atlanta Rapid
                 Transit Authority, Floater
                 Certificates, Series 1998
                 59, Weekly VRDNs (MBIA
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ)                              9,260,000
    11,615,000   Monroe County, GA
                 Development Authority
                 IDRB, Series 1999 B, Daily
                 VRDNs (Oglethorpe Power
                 Corp. Scherer
                 Project)/(AMBAC
                 INS)/(Morgan Guaranty
                 Trust Co., NY LIQ)                    11,615,000
     5,800,000   Monroe County, GA
                 Development Authority
                 IDRB, PCR Bonds, Series
                 1997, Daily VRDNs (Georgia

                 Power Co.)                             5,800,000
     7,500,000   Rabun County, GA
                 Development Authority,
                 Series 1999, Weekly VRDNs
                 (Rabun Gap-Nacoochee,
                 Inc.)/(SunTrust Bank,
                 Atlanta, GA LOC)                       7,500,000
     7,340,000   Rockdale County, GA
                 Hospital Authority,
                 Revenue Anticipation
                 Certificates, Series 1994,
                 Weekly VRDNs (Rockdale
                 Hospital)/(SunTrust Bank,
                 Atlanta, GA LOC)                       7,340,000
                 TOTAL                                155,815,000
                 IDAHO-0.4%
    15,000,000   Idaho Health Facilities
                 Authority, Series 1995,
                 3.65% CP (Holy Cross Health
                 System Corp.), Mandatory

                 Tender 3/8/2000                       15,000,000
                 ILLINOIS-7.5%
    10,000,000   ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),
                 Series 1998-14, Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN
                 AMRO

                 Bank N.V., Amsterdam LIQ)             10,000,000
    11,990,000 2 Chicago, IL Board of
                 Education, (PT-268), 3.80%
                 TOBs (FGIC
                 INS)/(Bayerische
                 Hypotheken-und Vereinsbank
                 AG LIQ), Optional Tender

                 7/13/2000                             11,990,000
    12,500,000   Chicago, IL Board of
                 Education, MERLOTS, Series
                 1997 E, Weekly VRDNs (AMBAC
                 INS)/(First Union National

                 Bank, Charlotte, NC LIQ)              12,500,000
    40,435,000   Chicago, IL Board of
                 Education, Morgan Stanley, Series 1998 115, Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc.

                 LIQ)                                  40,435,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 ILLINOIS-CONTINUED
  $ 10,000,000   Chicago, IL Board of
                 Education, Variable Rate
                 Certificates, Series 1996
                 BB, Weekly VRDNs (MBIA
                 INS)/(Bank of America,
                 N.A. LIQ)                        $    10,000,000
     8,400,000   Chicago, IL Public
                 Building Commission,
                 Series 1997, Lehman TR/FR-
                 15 Weekly VRDNs (Chicago,
                 IL Board of
                 Education)/(MBIA
                 INS)/(Bank of New York, NY
                 LIQ)                                   8,400,000
     2,760,000   Chicago, IL Weekly VRDNs
                 (Canadian Imperial Bank of

                 Commerce LOC)                          2,760,000
     3,245,000   Chicago, IL, Floater
                 Certificates, Series 1998-
                 92, Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ)                              3,245,000
    20,000,000   Chicago, IL, MERLOTS,
                 Series 1997 V, Weekly VRDNs
                 (Chicago, IL Water
                 Revenue)/(FGIC INS)/(First
                 Union National Bank,

                 Charlotte, NC LIQ)                    20,000,000
    20,000,000 2 Chicago, IL, Variable Rate
                 Certificates, Series 1998
                 M, 3.70% TOBs (FGIC
                 INS)/(Bank of America,
                 N.A. LIQ), Optional Tender
                 7/13/2000                             20,000,000
     9,940,000 2 Cook County, IL, (PT-
                 1111), 3.175% TOBs (FGIC
                 INS)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender

                 5/11/2000                              9,940,000
     3,800,000   Galesburg, IL, Series
                 1996, Weekly VRDNs (Knox
                 College)/(Lasalle National

                 Bank, Chicago, IL LOC)                 3,800,000
       155,000   Hopedale Village, IL,
                 Series 1998, Weekly VRDNs
                 (Hopedale Medical
                 Foundation)/(Bank One,

                 Illinois, N.A. LOC)                      155,000
     3,000,000   Illinois Development
                 Finance Authority Weekly
                 VRDNs (Newlywed
                 Food)/(Mellon Bank N.A.,

                 Pittsburgh, PA LOC)                    3,000,000
     2,500,000   Illinois Development
                 Finance Authority, Series
                 1997, Weekly VRDNs (Ada S.
                 McKInley Community
                 Services, Inc.)/(Harris
                 Trust & Savings Bank,
                 Chicago, IL LOC)                       2,500,000
     4,000,000   Illinois Development
                 Finance Authority, Cultural Facilities Revenue Bonds Weekly
                 VRDNs (Burpee Museum of Natural History)/(American National
                 Bank & Trust Co.,

                 Chicago, IL LOC)                       4,000,000
     1,000,000   Illinois Educational
                 Facilities Authority,
                 Revenue Bonds, Series
                 1995, Weekly VRDNs
                 (Ravinia Festival
                 Association (IL))/(Bank

                 One, MI LOC)                           1,000,000
    35,800,000   Illinois Health Facilities
                 Authority, Revenue Bonds,
                 Series 1985 B, Weekly VRDNs
                 (OSF Health Care
                 Systems)/(Bank of America,
                 N.A. LOC)                             35,800,000
    36,500,000   Illinois Health Facilities
                 Authority, Revenue
                 Refunding Bonds, Series
                 1997 B, Weekly VRDNs
                 (Advocate Health Care
                 Network)/(Bank One, N.A.,
                 Bank of America, N.A. and
                 Northern Trust Co.,
                 Chicago, IL LIQs)                     36,500,000
     1,000,000   Illinois Health Facilities
                 Authority, Revolving Fund
                 Pooled Financing Program,
                 Series 1985 F, Weekly VRDNs

                 (Bank One, MI LOC)                     1,000,000
     4,350,000   Illinois Housing
                 Development Authority,
                 Housing Bonds, Series
                 1999, Subseries B-1, 4.20%
                 TOBs, Mandatory Tender
                 12/22/2000                             4,350,000
     8,740,000 2 Lake County, IL Forest
                 Preserve District, (PT-
                 1171), 3.70% TOBs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ), Optional Tender
                 7/22/2000                              8,740,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 ILLINOIS-CONTINUED
  $  1,725,000   Metropolitan Pier &
                 Exposition Authority, IL,
                 (PT-1079) Weekly VRDNs
                 (McCormick Place)/(FGIC
                 INS)/(Bank of America,
                 N.A. LIQ)                        $     1,725,000
    11,915,000   Village of Lombard, DuPage
                 Cty, IL MHRV, Series 1985,
                 4.05% TOBs (Clover Creek
                 Apartments)/(Bank One,
                 Arizona N.A. LOC),
                 Mandatory Tender
                 12/15/2000                            11,915,000
                 TOTAL                                263,755,000
                 INDIANA-1.7%
       500,000   Dale, IN IDA Weekly VRDNs
                 (Spencer
                 Industries)/(National City

                 Bank, KY LOC)                            500,000
     8,800,000   Franklin, IN, EDR Bonds,
                 Series 1999, Weekly VRDNs
                 (Franklin United Methodist
                 Home, Inc.)/(Firstar Bank,

                 Milwaukee, WI LOC)                     8,800,000
     1,355,000   Indiana Health Facilities
                 Finance Authority
                 Rehabilitation Center
                 Weekly VRDNs (Crossroads
                 Rehabilitation
                 Center)/(Bank One, IN,

                 N.A. LOC)                              1,355,000
    16,500,000   Indianapolis, IN Local
                 Public Improvement Bond
                 Bank, Series 1999 E, 4.50%
                 TANs (Indianapolis, IN),
                 7/10/2000                             16,542,342
     4,485,000   Indianapolis, IN, Variable
                 Rate Demand EDR Bonds,
                 Series 1995, Weekly VRDNs
                 (Pleasant Run Children's
                 Homes, Inc.)/(Fifth Third

                 Bank, Cincinnati LOC)                  4,485,000
     1,935,000   Linton, IN, EDR Bonds,
                 Series 1999, Weekly VRDNs
                 (Franklin-Glenburn Home,
                 Inc.)/(Firstar Bank,
                 Milwaukee, WI LOC)                     1,935,000
    16,700,000   Mt. Vernon, IN Pollution
                 Control & Solid Waste
                 Authority, Disposal
                 Revenue Bonds, 3.40% CP
                 (General Electric Co.),

                 Mandatory Tender 2/4/2000             16,700,000
     2,015,000   St. Joseph County, IN,
                 Multi-Mode Variable Rate
                 EDR Bonds, Series 1998,
                 Weekly VRDNs (South Bend
                 Heritage Foundation,
                 Inc.)/(KeyBank, N.A. LOC)              2,015,000
     6,105,000   Winona Lake, IN, Series
                 1999 A, Weekly VRDNs (Grace
                 Village Retirement
                 Community)/(Firstar Bank,

                 N.A., Cincinnati, OH LOC)              6,105,000
                 TOTAL                                 58,437,342
                 KANSAS-0.5%
    17,900,000   Burlington, KS, Series
                 1999 FR/RI-A7, Weekly
                 VRDNs (Kansas Gas and
                 Electric Company)/(MBIA
                 INS)/(Bank of New York, NY

                 LIQ)                                  17,900,000
                 KENTUCKY-1.4%
       950,000   Boone County, KY, Revenue
                 Refunding Bonds Weekly
                 VRDNs (Spring Meadow
                 Associates)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                                  950,000
     7,500,000   Jefferson County, KY,
                 Adjustable Rate Industrial
                 Building Revenue Refunding
                 Bonds, Series 1997, Weekly
                 VRDNs (Kosmos Cement Co.
                 Partnership)/(Societe

                 Generale, Paris LOC)                   7,500,000
     4,665,000   Kentucky Economic
                 Development Finance
                 Authority Weekly VRDNs
                 (Henderson County Health
                 Care, Inc.)/(Federal Home
                 Loan Bank of Cincinnati, OH

                 LOC)                                   4,665,000
    35,000,000   Owensboro, KY, Series
                 1996, Weekly VRDNs
                 (Owensboro Mercy Health
                 System, Inc.)/(Bank of

                 America, N.A. LOC)                    35,000,000
                 TOTAL                                 48,115,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 LOUISIANA-0.7%
  $ 14,000,000   Calcasieu Parish, LA, IDB,
                 Series 1999, Weekly VRDNs

                 (PPG Industries, Inc.)           $    14,000,000
       800,000   Calcasieu Parish, LA, IDB,
                 PCR Bonds Weekly VRDNs
                 (Citgo Petroleum
                 Corp.)/(Westdeutsche
                 Landesbank Girozentrale

                 LOC)                                     800,000
     2,010,000   Louisiana PFA, Advance
                 Funding Notes, Series 1999
                 E, 4.25% TRANs (St. James
                 Parish, LA), 10/24/2000                2,015,898
     2,000,000   Louisiana PFA, Advance
                 Funding Notes, Series 1999
                 D, 4.25% TRANs (St. Charles
                 Parish, LA), 10/24/2000                2,005,869
     6,500,000   Louisiana Public
                 Facilities Authority
                 Hospital Revenue, Series
                 1999 FR/RI-A31, Daily
                 VRDNs (Franciscan
                 Missionaries of Our Lady
                 Health System)/(FSA
                 INS)/(Bank of New York, NY
                 LIQ)                                   6,500,000
                 TOTAL                                 25,321,767
                 MAINE-0.1%
     3,500,000   Biddeford, ME, 3.75% BANs,
                 6/1/2000                               3,505,033
                 MARYLAND-4.0%
     4,200,000   Anne Arundel County, MD,
                 Series 1988, Weekly VRDNs
                 (Oakland Hills L. P.
                 Facility)/(Allfirst LOC)               4,200,000
     7,000,000   Anne Arundel County, MD,
                 3.52% TOBs (Baltimore Gas &
                 Electric Co.), Mandatory
                 Tender 6/30/2000                       7,000,000
       800,000   Baltimore County, MD,
                 Series 1992, Weekly VRDNs
                 (Sheppard & Enoch Pratt
                 Hospital
                 Facility)/(Societe

                 Generale, Paris LOC)                     800,000
     4,490,000   Baltimore County, MD,
                 Series 1999, Weekly VRDNs
                 (Calvert Hall College

                 Facility)/(Allfirst LOC)               4,490,000
     3,700,000   Baltimore, MD PCR Weekly
                 VRDNs (SCM Plants,
                 Inc.)/(Barclays Bank PLC,
                 London LOC)                            3,700,000
     1,950,000   Baltimore, MD, Variable
                 Rate Demand/Fixed Rate
                 Refunding Bond, Series
                 1988, Weekly VRDNs
                 (University West

                 LP)/(Allfirst LOC)                     1,950,000
    10,000,000   Frederick County, MD,
                 Series 1997, Weekly VRDNs
                 (Homewood at Frederick MD,
                 Inc. Facility)/(Allfirst
                 LOC)                                  10,000,000
     1,500,000   Frederick County, MD,
                 Series 1997 E, Weekly VRDNs
                 (Buckinghams Choice,
                 Inc.)/(Lasalle National
                 Bank, Chicago, IL LOC)                 1,500,000
     1,500,000   Frederick County, MD,
                 Revenue Bonds, Series
                 1995, Weekly VRDNs
                 (Sheppard Pratt
                 Residential Treatment
                 Facility)/(Societe

                 Generale, Paris LOC)                   1,500,000
     1,950,000   Harford County, MD, Series
                 1988, Weekly VRDNs (1001
                 Partnership
                 Facility)/(Allfirst LOC)               1,950,000
     5,490,000   Howard County, MD, Series
                 1995, Weekly VRDNs (Bluffs
                 at Clarys Forest

                 Apartments)/(Allfirst LOC)             5,490,000
     3,335,000   Howard County, MD, Series
                 1999, Weekly VRDNs (Howard
                 Development Limited
                 Partnership

                 Facility)/(Allfirst LOC)               3,335,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MARYLAND-CONTINUED
  $    200,000   Maryland Economic
                 Development Corp., Pooled
                 Financing Revenue Bonds,
                 Series 1995, Weekly VRDNs
                 (Maryland Municipal Bond
                 Fund)/(Bank of America,
                 N.A. LOC)                        $       200,000
     3,510,000   Maryland Economic
                 Development Corp.,
                 Variable Rate Demand/Fixed
                 Rate Refunding Revenue
                 Bonds, Series 1997, Weekly
                 VRDNs (Jenkins Memorial
                 Nursing Home, Inc.
                 Facility)/(Allfirst LOC)               3,510,000
     6,860,000   Maryland Health & Higher
                 Educational Facilities
                 Authority, Series 1998 A,
                 Weekly VRDNs (Charlestown
                 Community)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                                6,860,000
     6,700,000   Maryland Health & Higher
                 Educational Facilities
                 Authority, Series 1999,
                 Weekly VRDNs (Boys' Latin

                 School)/(Allfirst LOC)                 6,700,000
    11,000,000   Maryland Health & Higher
                 Educational Facilities
                 Authority, Series 1999,
                 Weekly VRDNs (Landon
                 School)/(Crestar Bank of
                 Virginia, Richmond, VA

                 LOC)                                  11,000,000
    11,975,000   Maryland Health & Higher
                 Educational Facilities
                 Authority, Revenue Bonds,
                 Series 1994, Weekly VRDNs
                 (University Physicians,
                 Inc.)/(Allfirst LOC)                  11,975,000
     9,200,000   Maryland Health & Higher
                 Educational Facilities Authority, Series 1997, Weekly VRDNs
                 (Augsburg Lutheran Home of MD.,

                 Inc.)/(Allfirst LOC)                   9,200,000
    21,290,000 2 Maryland State Community
                 Development
                 Administration, (PT-123),
                 3.80% TOBs (Commerzbank
                 AG, Frankfurt LIQ),
                 Optional Tender 10/5/2000             21,290,000
     4,990,000   Maryland State, Floater
                 Certificate, Series 1998- 64, Weekly VRDNs (Morgan Stanley,
                 Dean Witter Municipal Funding, Inc.

                 LIQ)                                   4,990,000
     2,319,000   Montgomery County, MD Housing Opportunities Commission,
                 Variable Rate Housing Revenue Bonds, Series 1998, Weekly VRDNs
                 (Byron House, Inc.

                 Facility)/(Allfirst LOC)               2,319,000
     5,000,000   Montgomery County, MD, EDR
                 Weekly VRDNs (Howard

                 Hughes Medical Center)                 5,000,000
    11,780,000   Westminster, MD, Series
                 1997, Weekly VRDNs
                 (Western Maryland College,
                 Inc. Facilities)/(Allfirst
                 LOC)                                  11,780,000
                 TOTAL                                140,739,000
                 MASSACHUSETTS-0.3%
    11,600,000   Commonwealth of
                 Massachusetts, Series 1997
                 B, Weekly VRDNs
                 (Landesbank Hessen-
                 Thueringen, Frankfurt LIQ)            11,600,000
                 MICHIGAN-5.6%
     1,800,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Michigan Non-AMT), Series
                 1998-11, Weekly VRDNs
                 (DeWitt, MI Public
                 Schools)/(FSA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                   1,800,000
     2,909,000   Battle Creek, MI Economic
                 Development Corporation,
                 Limited Obligation EDR
                 Refunding Bonds, Series
                 1992, Weekly VRDNs
                 (Michigan Carton &
                 Paperboard Co.)/(American
                 National Bank & Trust Co.,
                 Chicago, IL LOC)                       2,909,000
       300,000   Bruce Township, MI
                 Hospital Finance
                 Authority, Tender
                 Securities Weekly VRDNs
                 (Sisters of Charity Health
                 Care System)/(MBIA
                 INS)/(Morgan Guaranty
                 Trust Co., NY LIQ)                       300,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MICHIGAN-CONTINUED
  $ 33,000,000   Detroit, MI Sewage
                 Disposal System, Trust
                 Receipts FR/RI-A75, Series
                 1999, Weekly VRDNs (FGIC
                 INS)/(Bayerische
                 Hypotheken-und Vereinsbank
                 AG LIQ)                          $    33,000,000
       800,000   Detroit, MI Water Supply
                 System, Water Supply
                 System Revenue and Revenue
                 Refunding Bonds, Series
                 1993, Weekly VRDNs (FGIC
                 INS)/(FGIC Securities
                 Purchase, Inc. LIQ)                      800,000
    12,000,000   Detroit, MI, MERLOTS,
                 Series 2000 D, Weekly VRDNs
                 (FGIC INS)/(First Union
                 National Bank, Charlotte,

                 NC LIQ)                               12,000,000
     1,740,000   Garden City, MI HFA,
                 Hospital Revenue Bonds,
                 Series 1996 A, Weekly VRDNs
                 (Garden City Hospital,
                 Osteopathic)/(National
                 City Bank,
                 Michigan/Illinois LOC)                 1,740,000
     2,100,000   Grand Rapids, MI EDR,
                 Floating/Fixed Rate Demand
                 Bonds, Series 1983 B,
                 Weekly VRDNs (Amway Grand
                 Plaza Hotel
                 Facilities)/(Old Kent Bank
                 & Trust Co., Grand Rapids,
                 MI LOC)                                2,100,000
       500,000   Grand Rapids, MI Economic
                 Development Corp., EDR
                 Refunding Bonds,
                 Series 1991 A, Weekly
                 VRDNs (Amway Hotel
                 Corp.)/(Michigan National
                 Bank, Farmington Hills, MI
                 LOC)                                     500,000
     1,000,000   Grand Rapids, MI Water
                 Supply System, Series
                 1993, Weekly VRDNs
                 (FGIC INS)/(Societe

                 Generale, Paris LIQ)                   1,000,000
     6,830,000   Ingham County, MI Economic
                 Development Corp.,
                 Adjustable Demand Limited
                 Obligation Revenue Bonds,
                 Series 1995, Weekly VRDNs
                 (Martin Luther Memorial
                 Home, Inc.)/(Bank One, IN
                 N.A. LOC)                              6,830,000
     4,655,000   Kalamazoo, MI Economic
                 Development Corp., Series
                 1995, Limited Obligation
                 Revenue Refunding Bonds
                 Weekly VRDNs (Wyndham
                 Project, MI)/(National
                 City Bank,
                 Michigan/Illinois LOC)                 4,655,000
     1,800,000   Michigan Higher Education
                 Facilities Authority,
                 Series 1999, Daily VRDNs
                 (Concordia College, Ann
                 Arbor MI)/(Allied Irish

                 Banks PLC LOC)                         1,800,000
       840,000   Michigan Higher Education
                 Facilities Authority,
                 Limited Obligation Revenue
                 Bonds, Series 1997, Weekly
                 VRDNs (Davenport College
                 of Business)/(Old Kent
                 Bank & Trust Co., Grand
                 Rapids, MI LOC)                          840,000
    16,000,000   Michigan State Building
                 Authority, Series 1, 3.65%
                 CP (Canadian Imperial Bank
                 of Commerce LOC),
                 Mandatory Tender 4/27/2000            16,000,000
     9,000,000   Michigan State Hospital
                 Finance Authority, Series
                 1999 A, Weekly VRDNs
                 (Covenant Reitrement

                 Communities,
                 Inc.)/(Lasalle National

                 Bank, Chicago, IL LOC)                 9,000,000
     1,300,000   Michigan State Hospital
                 Finance Authority, Series
                 A, Weekly VRDNs (National

                 City Bank,
                 Michigan/Illinois LOC)                 1,300,000
     1,900,000   Michigan State Hospital
                 Finance Authority,
                 Hospital Equipment Loan
                 Program Bonds, Series A,
                 Weekly VRDNs (National
                 City Bank,
                 Michigan/Illinois LOC)                 1,900,000
    19,650,000   Michigan State Hospital
                 Finance Authority,
                 MERLOTS, Series 1997 A,
                 Weekly VRDNs (Detroit
                 Medical Center Obligated
                 Group)/(AMBAC INS)/(First
                 Union National Bank,
                 Charlotte, NC LIQ)                    19,650,000
    39,995,000   Michigan State Hospital
                 Finance Authority,
                 MERLOTS, Series 1999 K,
                 Weekly VRDNs (Ascension
                 Health Credit Group)/(MBIA
                 INS)/(First Union National
                 Bank, Charlotte, NC LIQ)              39,995,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MICHIGAN-CONTINUED
  $ 10,000,000   Michigan State Hospital
                 Finance Authority, Morgan
                 Stanley Floater,
                 Series 1998-180, Weekly
                 VRDNs (Ascension Health
                 Credit Group)/(Morgan
                 Stanley, Dean Witter
                 Municipal Funding, Inc.
                 LIQ)                             $    10,000,000
    11,000,000   Michigan State Housing
                 Development Authority,
                 MERLOTS, Series G,
                 Weekly VRDNs (MBIA
                 INS)/(First Union National
                 Bank, Charlotte, NC LIQ)              11,288,090
     7,295,000   Michigan Strategic Fund,
                 (PA-334), COL Series 1998 AA, Weekly VRDNs (Detroit Edison
                 Co.)/(MBIA INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                   7,295,000
     2,500,000    Michigan Strategic Fund,
                 (PT-244) Weekly VRDNs
                 (Detroit Edison Co.)/(FGIC
                 INS)/(Banque Nationale de

                 Paris LIQ)                             2,500,000
     2,695,000   Ottawa County, MI Economic
                 Development Corp., Limited
                 Obligation Revenue Bonds,
                 Series 1995 B, Weekly
                 VRDNs (Sunset Manor, Inc.
                 Project)/(Old Kent Bank &
                 Trust Co., Grand Rapids
                 LOC)                                   2,695,000
     4,485,000   Wayne Westland Community
                 Schools, MI, Floater
                 Certificates, Series 1998-
                 67, Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ)                              4,485,000
                 TOTAL                                196,382,090
                 MINNESOTA-4.6%
    24,229,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Minnesota Non-AMT),
                 Series 1998-6, Weekly
                 VRDNs (Minneapolis/St.
                 Paul, MN Airport
                 Commission)/(AMBAC
                 INS)/(ABN AMRO Bank N.V.,
                 Amsterdam LIQ)                        24,229,000
     2,475,000   Albert Lea, MN ISD No. 241,
                 3.90% TRANs (Minnesota

                 State GTD), 9/30/2000                  2,475,000
     4,400,000   Becker, MN, PCR, Series
                 1993 B, 3.55% CP (Northern
                 States Power Co.),
                 Mandatory Tender 3/10/2000             4,400,000
     3,420,000   Chicago Lakes, MN Area
                 Schools No. 2144, 3.84%
                 TRANs (Minnesota State
                 GTD), 9/30/2000                        3,420,000
     4,420,000   Faribault, MN ISD 656,
                 3.25% TANs (Minnesota

                 State GTD), 3/9/2000                   4,421,081
     4,530,000   Forest Lake, MN ISD No.
                 831, Series 1999 A, 3.65%
                 TANs (Minnesota State
                 GTD), 8/1/2000                         4,533,240
     3,075,000   Lakeville, MN ISD 194,
                 3.82% TRANs (Minnesota

                 State GTD), 9/26/2000                  3,075,000
     3,540,000   Little Falls, MN ISD 482,
                 3.85% TRANs (Minnesota

                 State GTD), 9/30/2000                  3,541,122
     3,570,000   Minneapolis, MN, Series
                 1995 B, Daily VRDNs                    3,570,000
    20,420,000   Minneapolis, MN, Series
                 1999, Daily VRDNs
                 (Bayerische Hypotheken-und

                 Vereinsbank AG LIQ)                   20,420,000
     8,100,000   Minneapolis, MN, Series
                 1999 A, Daily VRDNs
                 (Bayerische Hypotheken-und

                 Vereinsbank AG LIQ)                    8,100,000
    16,165,000   Minneapolis, MN, Variable
                 Rate Housing Revenue Bonds
                 Weekly VRDNs (One Ten Grant
                 Project)/(U.S. Bank, N.A.,
                 Minneapolis, MN LOC)                  16,165,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MINNESOTA-CONTINUED
  $  5,370,000   Minneapolis, MN, Various
                 Purpose Bonds, Series
                 1996, Daily VRDNs
                 (Bayerische Hypotheken-und
                 Vereinsbank AG LIQ)              $     5,370,000
     3,995,000   Minnesota Public
                 Facilities Authority,
                 Morgan Stanley Floater
                 Certificate, Series 1998
                 73, Weekly VRDNs (Morgan
                 Stanley, Dean Witter
                 Municipal Funding,
                 Inc. LIQ)                              3,995,000
     6,000,000   Oak Park Heights, MN,
                 Elderly Housing Revenue
                 Bonds, Series 1998 B, 5.27%
                 TOBs (Bayerische
                 Landesbank Girozentrale),
                 Mandatory Tender 12/1/2000             6,000,000
    29,000,000   Rochester, MN Health Care
                 Facility Authority, 3.90%
                 TOBs (Mayo
                 Foundation)/(United States
                 Treasury COL), Mandatory

                 Tender 4/20/2000                      29,000,000
     6,900,000   Southern Minnesota
                 Municipal Power Agency,
                 3.75% CP, Mandatory
                 Tender 3/7/2000                        6,900,000
    11,150,000   University of Minnesota,
                 Series 1999 A, Weekly VRDNs           11,150,000
                 TOTAL                                160,764,443
                 MISSISSIPPI-0.3%
     1,305,000   Hinds County, MS, Series
                 1991, Weekly VRDNs (North
                 State St.

                 Project)/(Amsouth Bank

                 N.A., Birmingham, AL LOC)              1,305,000
    10,000,000   Jackson County, MS Port
                 Facility, 3.85% TOBs
                 (Chevron U.S.A.,
                 Inc.)/(Chevron Corp. LOC),
                 Mandatory Tender 5/1/2000             10,000,000
                 TOTAL                                 11,305,000
                 MISSOURI-0.6%
     6,490,000   Missouri State HEFA Weekly
                 VRDNs (Barnes
                 Hospital)/(Morgan Guaranty

                 Trust Co., NY LOC)                     6,490,000
     4,200,000   Missouri State HEFA,
                 Series 1999 F, 4.25% TRANs
                 (Grandview Consolidated
                 School District #4, MO),
                 9/19/2000                              4,212,712
     5,000,000   Missouri State HEFA,
                 Series 1999 H, 4.25% TRANs
                 (Mehville R-9 School

                 District, MO), 9/19/2000               5,015,133
     4,200,000   Poplar Bluff, MO IDA,
                 Series 1987, Weekly VRDNs
                 (Gates Rubber Co.)/(Bank

                 One, MI LOC)                           4,200,000
                 TOTAL                                 19,917,845
                 MULTI STATE-2.9%
    26,341,425   ABN AMRO Chicago Corp.,
                 Series 1997-1, LeaseTOPS
                 Trust Weekly VRDNs
                 (Lasalle National Bank,
                 Chicago LIQ)/(Lasalle
                 National Bank, Chicago, IL

                 LOC)                                  26,341,425
    33,734,000   Clipper Tax-Exempt
                 Certificates Trust (Non-
                 AMT Multistate), Series A,
                 Weekly VRDNs (State Street
                 Bank and Trust Co. LIQ)               33,734,000
    19,081,010   Equity Trust II, Series
                 1996, Weekly VRDNs
                 (Republic National Bank of

                 New York LOC)                         19,081,010
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MULTI STATE-CONTINUED
  $ 16,754,826   PBCC LeaseTOPS Trust
                 (Multistate Non-AMT),
                 Series 1998 2, Weekly VRDNs
                 (AMBAC INS)/(Pitney Bowes
                 Credit Corp. LIQ)                $    16,754,826
     4,840,021   PBCC LeaseTOPS Trust
                 (Multistate Non-AMT),
                 Series 1999 2, Weekly VRDNs
                 (AMBAC INS)/(Pitney Bowes

                 Credit Corp. LIQ)                      4,840,021
                 TOTAL                                100,751,282
                 NEVADA-0.2%
     7,500,000   ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),
                 Series 1998-1, Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN AMRO
                 Bank N.V.,

                 Amsterdam LIQ)                         7,500,000
                 NEW JERSEY-0.7%
    24,930,000 2 New Jersey State, CDC,
                 Series 1997 L, 3.50% TOBs
                 (CDC Municipal Products,
                 Inc. LIQ), Optional Tender
                 6/8/2000                              24,930,000
                 NEW YORK-8.1%
    10,500,000   Long Island Power
                 Authority, Electric System
                 Subordinated Revenue
                 Bonds, Series 1, Weekly
                 VRDNs (Bayerische
                 Landesbank Girozentrale
                 and Westdeutsche
                 Landesbank Girozentrale
                 LOCs)                                 10,500,000
     1,430,000   Metropolitan
                 Transportation Authority,
                 NY, Trust Receipts, Series
                 1997 FR/RI-9, Weekly VRDNs
                 (FGIC INS)/(Bank of New

                 York, NY LIQ)                          1,430,000
    25,000,000   Nassau County, NY, Series
                 1999 B, 4.75% TANs (First
                 Union National Bank,
                 Charlotte, NC LOC),
                 8/31/2000                             25,105,581
    10,000,000   Nassau County, NY, Series
                 1999 C, 4.25% RANs (Bank of
                 New York, NY
                 LOC), 3/15/2000                       10,007,456
     6,750,000   Nassau County, NY, 4.25%
                 BANs (Fleet National Bank,
                 Springfield, MA
                 LOC), 5/16/2000                        6,762,663
     2,590,000   New York City Municipal
                 Water Finance Authority,
                 (PT-243) Weekly VRDNs (FSA
                 INS)/(Bayerische
                 Hypotheken-und Vereinsbank

                 AG LIQ)                                2,590,000
     8,000,000   New York City Municipal
                 Water Finance Authority,
                 Trust Receipts, Series
                 1997 FR/RI-6, Weekly VRDNs
                 (MBIA INS)/(Bank of New

                 York, NY LIQ)                          8,000,000
    25,000,000 2 New York City, NY
                 Transitional Finance
                 Authority, Trust Receipts,
                 Series 1999 FR/RI-A47,
                 3.85% TOBs (Bank of New
                 York, NY LIQ), Optional
                 Tender 2/23/2000                      25,000,000
    58,000,000   New York City, NY
                 Transitional Finance
                 Authority, Trust Receipts,
                 Series 1999 FR/RI-A48,
                 Weekly VRDNs (Bank of New
                 York, NY LIQ)                         58,000,000
    10,700,000   New York City, NY
                 Transitional Finance
                 Authority, (PT-1047)
                 Weekly VRDNs (Bank of

                 America, N.A. LIQ)                    10,700,000
    55,000,000   New York City, NY, Trust
                 Receipts, Series 1999
                 FR/RI-A51, Weekly VRDNs
                 (Bank of New York, NY LIQ)            55,000,000
     5,425,000   New York State
                 Environmental Facilities
                 Corp., Trust Receipts,
                 Series 1997 FR/RI-4,
                 Weekly VRDNs (New York City
                 Municipal Water Finance
                 Authority)/(Bank of New
                 York, NY LIQ)                          5,425,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 NEW YORK-CONTINUED
  $  4,995,000 2 New York State Mortgage
                 Agency, (PT-164), 3.25%
                 TOBs (Banque Nationale de
                 Paris LIQ), Optional

                 Tender 3/9/2000                  $     4,995,000
    14,735,000 2 New York State Thruway
                 Authority, (PT-1158),
                 3.25% TOBs (Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender
                 6/8/2000                              14,735,000
    10,000,000   Syracuse, NY, 4.25% BANs
                 (Fleet National Bank,
                 Springfield, MA LOC),
                 6/30/2000                             10,026,304
    28,700,000   VRDC/IVRC Trust, Series
                 1992 A, Weekly VRDNs (New
                 York City Municipal Water
                 Finance Authority)/(MBIA
                 INS)/(Citibank N.A., NY

                 LIQ)                                  28,700,000
     1,600,000   VRDC/IVRC Trust, Series
                 1993 B, Weekly VRDNs
                 (Metropolitan
                 Transportation Authority,
                 NY)/(AMBAC INS)/(Citibank

                 N.A., NY LIQ)                          1,600,000
     4,500,000   VRDC/IVRC Trust, Series
                 1993 G, Weekly VRDNs (St.
                 Lukes Roosevelt Hospital
                 Center)/(FHA INS)/(Chase
                 Manhattan Bank N.A., NY

                 LIQ)                                   4,500,000
                 TOTAL                                283,077,004
                 NORTH CAROLINA-1.4%
    15,000,000   Martin County, NC IFA,
                 Series 1993, Weekly VRDNs

                 (Weyerhaeuser Co.)                    15,000,000
    15,500,000   North Carolina Medical
                 Care Commission, Revenue
                 Bonds, Series 1992 B,
                 Weekly VRDNs (North

                 Carolina Baptist)                     15,500,000
    13,250,000   North Carolina State,
                 Series 1998 A, (PA-342)
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ)                             13,250,000
     6,600,000   North Carolina State,
                 Floater Certificates,
                 Series 1998-38, Weekly
                 VRDNs (Morgan Stanley,
                 Dean Witter Municipal
                 Funding, Inc. LIQ)                     6,600,000
                 TOTAL                                 50,350,000
                 OHIO-8.0%
     8,338,000   ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), Series
                 1998-18, Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN
                 AMRO Bank N.V.,

                 Amsterdam LIQ)                         8,338,000
     2,150,000   Akron, Bath & Copley, OH
                 Joint Township Weekly
                 VRDNs (Visiting
                 Nurses)/(National City

                 Bank, OH LOC)                          2,150,000
    12,685,000   Ashland County, OH Health
                 Care, Series 1999, Weekly
                 VRDNs (Brethren Care,
                 Inc.)/(FirstMerit Bank,
                 N.A. LOC)                             12,685,000
     8,000,000   Avon Lake, OH, 3.625% BANs,
                 3/31/2000                              8,005,932
     6,360,000   Banc One Capital Higher
                 Education Tax-Exempt
                 Income Trust, Series 2,
                 Certificates of Ownership,
                 Weekly VRDNs (Bank One, KY
                 LOC)                                   6,360,000
     3,265,000   Butler County, OH, Series
                 1999, Weekly VRDNs (Knolls
                 of Oxford)/(Firstar Bank,

                 N.A., Cincinnati, OH LOC)              3,265,000
    15,000,000   Clark County, OH, Series
                 1999, Weekly VRDNs (Ohio
                 Masonic Home)/(AMBAC
                 INS)/(Harris Trust &
                 Savings Bank, Chicago, IL

                 LIQ)                                  15,000,000
     4,500,000   Cuyahoga County, OH Health
                 Care Facilities, Series
                 1999, Weekly VRDNs
                 (Hospice of the Western
                 Reserve)/(Fifth Third

                 Bank, Cincinnati, OH LOC)              4,500,000
     7,500,000   Cuyahoga County, OH
                 Hospital Authority, Series
                 C, Weekly VRDNs

                 (Cleveland Clinic)                     7,500,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 OHIO-CONTINUED
  $ 14,365,000   Cuyahoga County, OH,
                 Series 1999, Weekly VRDNs
                 (The Renaissance)/(Lasalle
                 National Bank, Chicago, IL

                 LOC)                             $    14,365,000
     6,500,000   Dublin, OH, Industrial
                 Development Refunding
                 Revenue Bonds, Series
                 1997, Weekly VRDNs (Witco
                 Corp.)/(Fleet National

                 Bank, Springfield, MA LOC)             6,500,000
     4,850,000   Erie County, OH,
                 Adjustable Rate Demand
                 Health Care Facilities
                 Bonds, Series 1996 A,
                 Weekly VRDNs (Providence
                 Care Center)/(Bank One,

                 OH, N.A. LOC)                          4,850,000
    21,035,000   Greene County, OH, Series

                 A, 3.15% BANs, 3/2/2000               21,038,345
    17,146,000   Greene County, OH, Series
                 C, 3.50% BANs, 6/1/2000               17,162,427
    36,000,000   Greene County, OH,
                 Certificates of
                 Indebtedness, 3.30% BANs,
                 5/4/2000                              36,017,660
     5,550,000   Louisville City, OH,
                 Series 1999 A, Weekly VRDNs
                 (St. Joseph Care
                 Center)/(FirstMerit Bank,
                 N.A. LOC)                              5,550,000
     4,450,000   Louisville City, OH,
                 Series 1999 B, Weekly VRDNs
                 (St. Joseph Care
                 Center)/(FirstMerit Bank,
                 N.A. LOC)                              4,450,000
     7,090,000   Lucas County, OH Weekly
                 VRDNs (Lutheran Homes
                 Society)/(Bank One, Ohio,

                 N.A. LOC)                              7,090,000
       190,000   Lucas County, OH, Hospital
                 Improvement Revenue Weekly
                 VRDNs (Sunshine Children's
                 Home)/(National City Bank,

                 OH LOC)                                  190,000
     6,230,000   Mahoning County, OH HFA,
                 Housing Revenue Bonds,
                 Series 1995, Weekly VRDNs
                 (Copeland Oaks
                 Project)/(Bank One, Ohio,
                 N.A. LOC)                              6,230,000
     6,860,000   Mahoning County, OH
                 Hospital Facilities,
                 Series 1995, Weekly VRDNs
                 (Shepherd of the
                 Valley)/(Bank One, Ohio,
                 N.A. LOC)                              6,860,000
     7,400,000   Medina County, OH, Series
                 1997, Weekly VRDNs (Plaza
                 71 Associates
                 Ltd.)/(Westdeutsche
                 Landesbank Girozentrale

                 LOC)                                   7,400,000
       550,000   Montgomery County, OH IDA Weekly VRDNs (Center-Plex
                 Venture)/(KeyBank, N.A.

                 LOC)                                     550,000
    11,400,000   Montgomery County, OH,
                 Series 1998 B, 3.85% CP
                 (Miami (OH) Valley
                 Hospital)/(Morgan Guaranty
                 Trust Co., New York LIQ),
                 Mandatory Tender 2/8/2000             11,400,000
     3,345,000   Montgomery, OH IDA Weekly
                 VRDNs (Bethesda Two
                 Limited
                 Partnership)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                                3,345,000
     7,780,000   New Albany, OH Community
                 Authority, Adjustable Rate
                 Multi-Purpose
                 Infrastructure Improvement
                 Bonds, Series A, Weekly
                 VRDNs (Huntington National
                 Bank, Columbus, OH LOC)                7,780,000
     1,000,000   Ohio State Air Quality
                 Development Authority
                 Weekly VRDNs (Timken
                 Co.)/(Credit Suisse First

                 Boston LOC)                            1,000,000
     3,800,000   Ohio State Air Quality
                 Development Authority,
                 Series 1988 A, Weekly VRDNs
                 (PPG Industries, Inc.)                 3,800,000
    10,000,000   Ohio State Higher
                 Education Facility, Series
                 1999, Weekly VRDNs (Higher
                 Education Pooled Financing
                 1999 Program) (Fifth Third

                 Bank, Cincinnati, OH, LOC)            10,000,000
     1,395,000   Ohio State Higher
                 Education Facility,
                 Revenue Bonds Weekly VRDNs
                 (Notre Dame
                 College)/(National City

                 Bank, OH LOC)                          1,395,000
     5,000,000   Ohio State University,
                 Series 1999 B2, Weekly

                 VRDNs                                  5,000,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 OHIO-CONTINUED
  $  6,000,000   Rickenbacker, OH Port
                 Authority, Series 1992,
                 Weekly VRDNs (Rickenbacker
                 Holdings, Inc.)/(Bank One,
                 OH, N.A. LOC)                    $     6,000,000
     5,185,000   Ross County, OH, Hospital
                 Facilities Revenue Bonds,
                 Series 1995, Weekly VRDNs
                 (Medical Center
                 Hospital)/(Fifth Third

                 Bank, Cincinnati, OH, LOC)             5,185,000
     4,665,000   Ross County, OH, Hospital
                 Revenue Bonds Weekly VRDNs
                 (Adena Health
                 System)/(Fifth Third Bank,

                 Cincinnati, OH LOC)                    4,665,000
     5,200,000   Scioto County, OH Hospital
                 Authority Weekly VRDNs
                 (AMBAC INS)/(Bank One,
                 N.A. LIQ)                              5,200,000
     3,160,000   Summit County, OH,
                 Adjustable Rate Healthcare
                 Facilities Revenue Bonds,
                 Series 1996, Weekly VRDNs
                 (United Disability

                 Services,
                 Inc.)/(FirstMerit Bank,
                 N.A. LOC)                              3,160,000
        50,000   Twinsburg, OH IDA Weekly VRDNs (Carl J Massara
                 Project)/(KeyBank, N.A.

                 LOC)                                      50,000
     4,000,000   Walnut Hills, OH High
                 School Alumni Foundation,
                 Series 1998, Weekly VRDNs
                 (Fifth Third Bank,
                 Cincinnati, OH LOC)                    4,000,000
     2,500,000   Wood County, OH, Series
                 1998, Weekly VRDNs (IMCO
                 Carbide Tool,
                 Inc.)/(Huntington National
                 Bank, Columbus, OH LOC)                2,500,000
                 TOTAL                                280,537,364
                 OKLAHOMA-3.4%
    63,200,000   Oklahoma State Industrial Authority, Flexible Rate Hospital
                 Revenue Bonds, Series 1990 B, 3.95% TOBs (Baptist Medical
                 Center, OK)/(AIG Funding, Inc.),

                 Mandatory Tender 2/17/2000            63,200,000
    37,000,000   Oklahoma State Industrial
                 Authority, Health System Revenue Bonds, Series 1995 A, 3.95%
                 TOBs (Baptist Medical Center, OK)/(AIG Funding, Inc.),

                 Optional Tender 2/17/2000             37,000,000
    18,640,000   Tulsa, OK International
                 Airport, Variable Rate
                 Certificates, Series 1997
                 B-2, Weekly VRDNs (MBIA
                 INS)/(Bank of America,
                 N.A. LIQ)                             18,640,000
                 TOTAL                                118,840,000
                 OREGON-0.2%
     6,000,000   Oregon State, Veteran's
                 Welfare Bonds, Series 73 E,
                 Weekly VRDNs (Morgan

                 Guaranty Trust Co., NY LIQ)            6,000,000
                 PENNSYLVANIA-5.8%
    20,525,000 2 ABN AMRO MuniTOPS
                 Certificates Trust
                 (Pennsylvania Non-AMT),
                 Series 1998-28, 3.55% TOBs
                 (Temple University)/(MBIA
                 INS)/(ABN AMRO Bank N.V.,
                 Amsterdam LIQ), Optional
                 Tender 2/9/2000                       20,525,000
    10,000,000   Allegheny County, PA IDA,
                 Series B, Weekly VRDNs
                 (Zoological Society of
                 Pittsburgh)/(PNC Bank,

                 N.A. LOC)                             10,000,000
     1,225,000   Allegheny County, PA IDA,
                 Commercial Development
                 Revenue Bonds,
                 Series 1992, Weekly VRDNs
                 (Eleven Parkway Center
                 Associates)/(Mellon Bank

                 N.A., Pittsburgh, PA LOC)              1,225,000
    31,215,000   Commonwealth of
                 Pennsylvania, Floater
                 Certificate, Series 1998-
                 53, Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ)                             31,215,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 PENNSYLVANIA-CONTINUED
  $ 14,295,000   Commonwealth of
                 Pennsylvania, Trust
                 Series, Series 1999-3,
                 Weekly VRDNs (FGIC
                 INS)/(Chase Manhattan Bank
                 N.A., NY LIQ)                    $    14,295,000
    12,700,000   Dauphin County, PA General Authority, (Education and Health
                 Loan Program, Series 1997, Weekly VRDNs (AMBAC INS)/(Chase
                 Manhattan Bank N.A.,

                 NY LIQ)                               12,700,000
     4,900,000   Delaware County, PA Authority, Hospital Revenue Bonds, Series
                 1996, Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank
                 N.V.

                 LOC)                                   4,900,000
     5,500,000   Doylestown Hospital
                 Authority, PA, Doylestown
                 Hospital Revenue Bonds
                 Weekly VRDNs (AMBAC

                 INS)/(PNC Bank, N.A. LIQ)              5,500,000
     3,000,000   Erie County, PA Hospital
                 Authority, Series 1998 B,
                 Daily VRDNs (Hamot Health
                 Foundation)/(AMBAC

                 INS)/(PNC Bank, N.A. LIQ)              3,000,000
    19,500,000   Lancaster County, PA
                 Hospital Authority, Health
                 Center Revenue Bonds,
                 Series 1996, Weekly VRDNs

                 (Masonic Homes)                       19,500,000
     7,000,000   Lehigh County, PA General
                 Purpose Authority, Series
                 2000, Weekly VRDNs
                 (The Good Shepherd
                 Group)/(AMBAC INS)/(First
                 Union National Bank,

                 Charlotte, NC LIQ)                     7,000,000
     6,290,000   Montgomery County, PA IDA,
                 Commercial Development
                 Revenue Bonds,
                 Series 1992, Weekly VRDNs
                 (Hickory Pointe
                 Project)/(First Union
                 National Bank, Charlotte,
                 NC LOC)                                6,290,000
     8,760,000   Pennsylvania State Higher
                 Education Assistance
                 Agency, Revenue Refunding
                 Bonds, 6.80% Bonds (FGIC

                 INS), 12/1/2000                        8,968,232
     7,335,000   Pennsylvania State
                 University, (PT-242)
                 Weekly VRDNs (Bayerische
                 Hypotheken und Vereinsbank

                 AG LIQ)                                7,335,000
     1,250,000   Philadelphia, PA IDA,
                 Variable Rate Revenue
                 Bonds, Series 1998, Weekly
                 VRDNs (Philadelphia
                 Academy of Music)/(First
                 Union National Bank,

                 Charlotte, NC LOC)                     1,250,000
     3,500,000   Philadelphia, PA School
                 District, Series 1999-2000
                 B, 4.00% TRANs (Mellon Bank
                 N.A., Pittsburgh, PA LOC),
                 6/30/2000                              3,507,644
    15,000,000   Philadelphia, PA School
                 District, Series 1999-2000
                 C, 4.00% TRANs (PNC Bank,
                 N.A. LOC), 6/30/2000                  15,032,761
    25,000,000   Philadelphia, PA, Series
                 1999-2000 A, 4.25% TRANs,
                 6/30/2000                             25,074,384
     7,500,000   Temple University,
                 University Funding
                 Obligations, 3.15% BANs,
                 5/12/2000                              7,500,000
                 TOTAL                                204,818,021
                 RHODE ISLAND-0.2%
     7,540,000   Rhode Island State Health
                 and Educational Building
                 Corp., 8.375% Bonds
                 (Johnson and Wales
                 University)/(United States
                 Treasury PRF), 4/1/2000
                 (Prerefunded@102)                      7,752,677
                 SOUTH CAROLINA-2.0%
    20,000,000   South Carolina State
                 Public Service Authority,
                 3.70% CP (Bank of America,
                 N.A., Bank of Nova Scotia,
                 Toronto, Commerzbank AG,
                 Frankfurt and Toronto
                 Dominion Bank LIQs),
                 Mandatory Tender 3/7/2000             20,000,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 SOUTH CAROLINA-CONTINUED
 $  18,300,000   South Carolina State
                 Public Service Authority,
                 3.75% CP (Bank of America,
                 N.A., Bank of Nova Scotia,
                 Toronto, Commerzbank AG,
                 Frankfurt and Toronto
                 Dominion Bank LIQs),
                 Mandatory Tender 2/22/2000       $    18,300,000
    30,000,000   Spartanburg County, SC
                 School District, (No.7),
                 3.00% BANs, 2/25/2000                 30,001,147
                 TOTAL                                 68,301,147
                 TENNESSEE-3.5%
    13,071,000 2 ABN AMRO MuniTOPS
                 Certificates Trust
                 (Multistate Non-AMT),
                 Series 1999-1, 3.35% TOBs
                 (Metropolitan Government
                 Nashville & Davidson
                 County, TN)/(FGIC
                 INS)/(ABN AMRO Bank N.V.,
                 Amsterdam LIQ), Optional
                 Tender 5/3/2000                       13,071,000
    22,500,000   Chattanooga, TN HEFA
                 Weekly VRDNs (Mccallie
                 School)/(SunTrust Bank,
                 Atlanta, GA LOC)                      22,500,000
     8,000,000   Chattanooga, TN HEFA
                 Weekly VRDNs (Sisken
                 Hospital)/(Bank of

                 America, N.A. LOC)                     8,000,000
     3,200,000   Chattanooga, TN IDB,
                 Series 1997, Weekly VRDNs
                 (YMCA)/(SunTrust Bank,
                 Nashville, TN LOC)                     3,200,000
     6,300,000   Jackson County, TN IDB,
                 Series B, Daily VRDNs
                 (Esselte AB)/(Bank of

                 America, N.A. LOC)                     6,300,000
     2,200,000   Knox County, TN IDB, Series
                 1999, Weekly VRDNs
                 (Educational Services of
                 the South, Inc.)/(SunTrust

                 Bank, Nashville, TN LOC)               2,200,000
     4,900,000   Maury County, TN HEFA,
                 Series 1996 E, Weekly VRDNs
                 (Southern Healthcare
                 Systems, Inc.)/(Bank One,

                 TX N.A. LOC)                           4,900,000
     8,775,000   Memphis, TN Center City
                 Revenue Finance Corp.,
                 Series 1996 A, Weekly VRDNs
                 (South Bluffs)/(National
                 Bank of Commerce, Memphis,

                 TN LOC)                                8,775,000
     2,700,000   Memphis, TN, General
                 Improvement Refunding
                 Bonds, Series 1995 A,
                 Weekly VRDNs (Westdeutsche
                 Landesbank Girozentrale

                 LOC)                                   2,700,000
     1,000,000   Memphis, TN, General
                 Improvement Refunding
                 Bonds, Series 1995 A,
                 Weekly VRDNs (Westdeutsche
                 Landesbank Girozentrale

                 LOC)                                   1,000,000
     1,600,000   Metropolitan Government
                 Nashville & Davidson
                 County, TN HEFA, Series
                 1996, Weekly VRDNs (Dede
                 Wallace Center)/(SunTrust

                 Bank, Nashville, TN LOC)               1,600,000
     7,500,000   Metropolitan Government
                 Nashville & Davidson
                 County, TN HEFA,
                 Educational Facilities
                 Revenue Bonds, Series
                 1997, Weekly VRDNs
                 (Belmont
                 University)/(SunTrust
                 Bank, Nashville, TN LOC)               7,500,000
     2,900,000   Metropolitan Government
                 Nashville & Davidson
                 County, TN IDB, Series
                 1995, Weekly VRDNs
                 (Hickory Trace
                 Apartments)/(National City

                 Bank, KY LOC)                          2,900,000
     1,000,000   Montgomery Co, TN Public
                 Building Authority, Pooled
                 Financing Revenue Bonds,
                 Series 1996, Weekly VRDNs
                 (Montgomery County
                 Loan)/(Bank of America,

                 N.A. LOC)                              1,000,000
     5,000,000   Sevier County, TN Public
                 Building Authority, Series
                 IV-B-10, Daily VRDNs
                 (FSA INS)/(Morgan Guaranty

                 Trust Co., NY LIQ)                     5,000,000
     5,000,000   Sevier County, TN Public
                 Building Authority, Series
                 IV-B-11, Daily VRDNs
                 (FSA INS)/(Morgan Guaranty

                 Trust Co., NY LIQ)                     5,000,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 TENNESSEE-CONTINUED
 $   5,000,000   Sevier County, TN Public
                 Building Authority, Series
                 IV-B-12, Daily VRDNs (FSA
                 INS)/(Morgan Guaranty
                 Trust Co., NY LIQ)              $      5,000,000
     5,500,000   Sevier County, TN Public
                 Building Authority, Series
                 IV-B-9, Daily VRDNs (FSA
                 INS)/(Morgan Guaranty

                 Trust Co., NY LIQ)                     5,500,000
     2,500,000   Sevier County, TN Public
                 Building Authority, Local
                 Government Public
                 Improvement Bonds, Series
                 II-G-3, Weekly VRDNs
                 (Maryville, TN)/(AMBAC

                 INS)/(KBC Bank N.V. LIQ)               2,500,000
     1,645,000   Washington County, TN IDB,
                 Revenue Refunding Bonds,
                 Series 1996, Weekly VRDNs
                 (Springbrook
                 Properties)/(SunTrust

                 Bank, Nashville, TN LOC)               1,645,000
    12,900,000   Wilson County, TN Sports
                 Authority, Series 1999,
                 Weekly VRDNs (PNC Bank,
                 N.A. LOC)                             12,900,000
                 TOTAL                                123,191,000
                 TEXAS-8.6%
    15,000,000   ABN AMRO MuniTOPS
                 Certificates Trust (Multi-
                 State Non-AMT), Series
                 1998-26, Weekly VRDNs
                 (Grapevine-Colleyville, TX
                 ISD)/(Texas Permanent
                 School Fund Guarantee
                 Program GTD)/(ABN AMRO
                 Bank N.V., Amsterdam LIQ)             15,000,000
    12,996,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Multistate Non-AMT),
                 Series 1998-19, Weekly
                 VRDNs (Dallas, TX
                 Waterworks & Sewer
                 System)/(FSA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                  12,996,000
     8,950,000   Aldine, TX ISD, Series
                 1997, SGB-29 Weekly VRDNs
                 (Texas Permanent School
                 Fund Guarantee Program
                 GTD)/(Societe Generale,

                 Paris LIQ)                             8,950,000
     9,365,000 2 Collin County, TX, (PT-
                 1156), 3.30% TOBs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ), Optional Tender
                 5/18/2000                              9,365,000
     5,575,000 2 Conroe, TX ISD, (PT-1168),
                 3.65% TOBs (Texas
                 Permanent School Fund
                 Guarantee Program
                 GTD)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender
                 7/20/2000                              5,575,000
       400,000   Grapevine, TX, IDC,
                 SimuFlite Training
                 International Project,
                 Series 1993, Weekly VRDNs
                 (Southern Air Transport,
                 Inc.)/(Bank of Montreal
                 LOC)                                     400,000
    17,500,000   Harris County, TX HFDC,
                 Series 1994, Daily VRDNs
                 (Methodist Hospital,
                 Harris County, TX)                    17,500,000
     8,800,000   Harris County, TX HFDC,
                 Series 1997A, Daily VRDNs
                 (St. Luke's Episcopal
                 Hospital)/(Bank of
                 America, N.A., Morgan
                 Guaranty Trust Co., New
                 York and Toronto Dominion
                 Bank LIQs)                             8,800,000
    14,170,000   Harris County, TX HFDC,
                 Unit Priced Demand
                 Adjustable Revenue Bonds,
                 Series 1997 B, Daily VRDNs
                 (St. Luke's Episcopal
                 Hospital)/(Bank of
                 America, N.A., Morgan
                 Guaranty Trust Co., New
                 York and Toronto Dominion
                 Bank LIQs)                            14,170,000
    19,435,000   Houston, TX ISD, Morgan
                 Stanley Floater
                 Certificates, Series 1998-
                 133, Weekly VRDNs (Texas
                 Permanent School Fund
                 Guarantee Program
                 GTD)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ)                             19,435,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 TEXAS-CONTINUED
 $  40,000,000   North Central Texas HFDC,
                 Flexible Rate Hospital
                 Revenue Bonds, Series
                 1998, 3.55% CP (Methodist
                 Hospitals of
                 Dallas)/(AMBAC
                 INS)/(Methodist Hospitals
                 of Dallas and Rabobank
                 Nederland, Utrecht LIQs),
                 Mandatory Tender 2/18/2000      $     40,000,000
    15,000,000   North Central Texas HFDC,
                 Series 1999 C, Weekly VRDNs
                 (Northwest Senior Housing
                 Corp.)/(Lasalle National

                 Bank, Chicago, IL LOC)                15,000,000
     1,470,000   North Richland Hills, TX
                 IDC Weekly VRDNs (Tecnol,
                 Inc.)/(Bank of America,
                 N.A. LOC)                              1,470,000
    10,000,000 2 San Antonio ISD, TX, (PT-
                 1184), 3.80% TOBs (Texas
                 Permanent School Fund
                 Guarantee Program
                 GTD)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender
                 9/7/2000                              10,000,000
    23,200,000   San Antonio, TX Electric &
                 Gas, Series A, 3.60% CP
                 (Chase Bank of Texas,
                 Morgan Guaranty Trust Co.,
                 New York, Toronto Dominion
                 Bank and UBS AG LIQs),
                 Mandatory Tender 3/13/2000            23,200,000
     4,000,000   San Antonio, TX Electric &
                 Gas, Municipal Securities
                 Trust Receipts,
                 Series 1997 SG 101, Weekly
                 VRDNs (Societe Generale,
                 Paris LIQ)                             4,000,000
     9,890,000 2 San Antonio, TX Electric &
                 Gas, (PT-1110), 3.25% TOBs
                 (Merrill Lynch Capital
                 Services, Inc. LIQ),
                 Optional Tender 5/11/2000              9,890,000
    15,000,000   San Antonio, TX, Waste
                 System, Series 1995, 3.80%
                 CP (Westdeutsche
                 Landesbank Girozentrale
                 LIQ), Mandatory Tender

                 3/9/2000                              15,000,000
     3,860,000   TX Pooled Tax Exempt Trust,
                 Certificates of
                 Participation, Series
                 1996, Weekly VRDNs (Bank

                 One, Texas N.A. LOC)                   3,860,000
    65,000,000   Texas State, 4.50% TRANs,
                 8/31/2000                             65,268,810
                 TOTAL                                299,879,810
                 UTAH-0.1%
     5,000,000   Emery County, UT, PCR Refunding Bonds, Series 1994, Daily VRDNs
                 (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia,

                 Toronto LIQ)                           5,000,000
                 VERMONT-0.0%
       800,000   Vermont Educational and
                 Health Buildings Financing
                 Agency, Series 1995 A,
                 Weekly VRDNs (KeyBank,
                 N.A. LOC)                                800,000
                 VIRGINIA-1.0%
    10,000,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Virginia Non-AMT), Series
                 1998 21, Weekly VRDNs
                 (Norfolk, VA Water
                 Revenue)/(FSA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                  10,000,000
     4,340,000   Alexandria, VA IDA, Series
                 1999, Weekly VRDNs (Church
                 Schools in the Diocese of
                 Virginia)/(Crestar Bank of
                 Virginia, Richmond, VA

                 LOC)                                   4,340,000
     1,800,000   Arlington County, VA
                 Weekly VRDNs (Ballston
                 Public Parking)/(Citibank

                 N.A. NY LOC)                           1,800,000
     3,125,000   Arlington County, VA,
                 Series 2000 A, Weekly VRDNs
                 (National Science Teachers
                 Association)/(Crestar Bank
                 of Virginia, Richmond, VA

                 LOC)                                   3,125,000
       100,000   Fairfax County, VA EDA,
                 Series 1995, Weekly VRDNs (American Society of Civil Engineers
                 Foundation, Inc.)/(Mellon Bank N.A.,

                 Pittsburgh, PA LOC)                      100,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 VIRGINIA-CONTINUED
 $   3,100,000   Fauquier County, VA IDA,
                 Refunding Revenue Bonds
                 Weekly VRDNs (Warrenton
                 Development Co.)/(Fleet

                 Bank N.A. LOC)                  $      3,100,000
     1,000,000   Hampton, VA Redevelopment
                 & Housing Authority,
                 Series 1998, Weekly VRDNs
                 (Township
                 Apartments)/(Amsouth Bank

                 N.A., Birmingham, AL LOC)              1,000,000
     2,600,000   Newport News, VA EDA,
                 Series 1998, Weekly VRDNs
                 (Jefferson Point
                 Development)/(Credit

                 Suisse First Boston LOC)               2,600,000
     2,885,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 Series 1989, Weekly VRDNs
                 (Belmont Apartment)/(First
                 Union National Bank,
                 Charlotte, NC LOC)                     2,885,000
     6,254,000   Roanoke, VA IDA, Series A,
                 Daily VRDNs (Carillion
                 Health System)/(Bank of

                 America, N.A. LIQ)                     6,254,000
     1,185,000   Virginia Resources
                 Authority, Water and
                 Sewer, Series 1997, Weekly
                 VRDNs (Henrico County,
                 VA)/(Crestar Bank of
                 Virginia, Richmond, VA

                 LIQ)                                   1,185,000
                 TOTAL                                 36,389,000
                 WASHINGTON-0.9%
     4,000,000   ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),
                 Series 1998-16, Weekly VRDNs (Port of Seattle, WA)/(MBIA
                 INS)/(ABN AMRO

                 Bank N.V., Amsterdam LIQ)              4,000,000
    11,957,000   ABN AMRO MuniTops
                 Certificates Trust
                 (Multistate Non-AMT),
                 Series 1999-12, Weekly
                 VRDNs (Washington
                 State)/(MBIA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                  11,957,000
    10,000,000   King County, WA, MERLOTS,
                 Series E, Weekly VRDNs
                 (FGIC INS)/(First Union
                 National Bank, Charlotte,

                 NC LIQ)                               10,000,000
     2,200,000   Port of Seattle, WA, IDR Bonds, Series 1985, Weekly VRDNs
                 (Douglas Management Co.)/(Mellon Bank N.A.,

                 Pittsburgh, PA LOC)                    2,200,000
     2,930,000   Seattle, WA, Solid Waste
                 Utility Revenue Bonds,
                 4.75% Bonds (FSA INS),
                 8/1/2000                               2,946,938
                 TOTAL                                 31,103,938
                 WEST VIRGINIA-0.6%
     7,340,000   Cabell County Commission,
                 WV, Life Care Facilities
                 Multi-Option Revenue
                 Bonds, Series 1995, Weekly
                 VRDNs (Foster
                 Foundation)/(Huntington
                 National Bank, Columbus,
                 OH LOC)                                7,340,000
    14,500,000   Marshall County, WV, PCR,
                 Series 1992, Weekly VRDNs

                 (PPG Industries, Inc.)                14,500,000
                 TOTAL                                 21,840,000
                 WISCONSIN-2.2%
    10,000,000   Appleton, WI Area School
                 District, 4.25% TRANs,
                 9/25/2000                             10,028,053
     3,250,000   Hancock, WI, IDR Refunding
                 Bonds, Series 1996, Weekly
                 VRDNs (Ore-Ida Foods,
                 Inc.)/(Heinz (H.J.) Co.
                 GTD)                                   3,250,000
     4,400,000   Kettle Moraine, WI School
                 District, 4.00% TRANs,
                 9/1/2000                               4,406,411
     5,900,000   Middleton-Cross Plains
                 Area School District,
                 4.10% TRANs, 8/23/2000                 5,911,072
     9,450,000   New Berlin, WI School
                 District, 4.25% TRANs (New

                 Berlin, WI), 8/24/2000                 9,474,083
     5,000,000   Sparta, WI Area School
                 District, 3.25% BANs,
                 3/1/2000                               5,000,000
PRINCIPAL

AMOUNT                                                     VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 WISCONSIN-CONTINUED
  $  4,975,000   Stevens Point, WI Area
                 Public School District,
                 4.25% TRANs, 10/13/2000          $     4,988,670
     3,500,000   Tomah, WI Area School
                 District, 4.15% TRANs,
                 9/26/2000                              3,507,226
    21,590,000   Wisconsin Health and
                 Educational Facilities
                 Authority, MERLOTS, Series
                 1997 B, Weekly VRDNs (Sinai
                 Samaritan Medical Center,
                 Inc.)/(MBIA INS)/(First
                 Union National Bank,
                 Charlotte, NC LIQ)                    21,590,000
     9,030,000 2 Wisconsin State, (PT-
                 1137), 3.90% TOBs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ), Optional Tender
                 3/9/2000                               9,030,000
                 TOTAL                                 77,185,515
                 WYOMING-0.3%
     2,050,000   Douglas, WY, IDR Bonds,
                 4.10% TOBs (Safeway,
                 Inc.)/(Bankers Trust Co.,
                 NY LOC) 6/1/2000                       2,050,000
     6,900,000   Lincoln County, WY,
                 Pollution Control Revenue
                 Bonds, Series 1985, Daily

                 VRDNs (Exxon Corp.)                    6,900,000
     1,125,000   Natrona County, WY,
                 Hospital Revenue, 5.525%
                 TOBs (Grainger (W.W.),
                 Inc.), Optional Tender
                 6/1/2000                               1,125,000
                 TOTAL                                 10,075,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 3,494,514,442


1 The fund invests in securities rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub- categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in the highest short-term rating category. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2000, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.0%       0%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2000, these securities amounted to $261,846,000 which represents 7.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,510,259,181) at January 31, 2000.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDA -Economic Development Authority EDR -Economic Development Revenue FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranteed HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond IFA -Industrial Finance Authority INS -Insured ISD -Independent School District LIQ(s) -Liquidity Agreement(s) LOC(s) -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PUTTERs -Puttable Tax Exempt Receipts PCR -Pollution Control Revenue PFA -Public Facility Authority PRF -Prerefunded RANs -Revenue Anticipation Notes TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2000 (unaudited)

                                                   GOVERNMENT
                                 GOVERNMENT        OBLIGATIONS          MUNICIPAL
                                 OBLIGATIONS       TAX-MANAGED          OBLIGATIONS
                                 FUND              FUND                 FUND
ASSETS:
Investments in repurchase
agreements                     $ 3,385,300,000     $              -     $            -
Investments in securities        4,570,181,837        2,831,123,382       600,102,821
Total investments in
securities, at amortized
cost and value                   7,955,481,837       2,831,123,382        600,102,821
Cash                                         -              31,727              3,953
Income receivable                   24,439,766           8,681,712          3,753,169
TOTAL ASSETS                     7,979,921,603       2,839,836,821        603,859,943
LIABILITIES:
Payable for investments

purchased                          205,381,180          33,164,199                   -
Income distribution
payable                             33,564,541          12,474,421          1,669,061
Accrued expenses                       730,753             336,112             62,793
TOTAL LIABILITIES                  239,676,474          45,974,732          1,731,854
NET ASSETS CONSIST OF:
Paid-in capital                $ 7,740,245,129     $ 2,793,862,089      $ 602,128,089
TOTAL NET ASSETS               $ 7,740,245,129     $ 2,793,862,089      $ 602,128,089
NET ASSETS:
Institutional Shares           $ 5,359,860,329     $ 1,299,312,363      $ 385,011,947
Institutional Service
Shares                           2,380,384,800       1,494,549,726        156,813,788
Institutional Capital
Shares                                       -                    -        60,302,354
TOTAL NET ASSETS               $ 7,740,245,129     $ 2,793,862,089      $ 602,128,089
SHARES OUTSTANDING:
Institutional Shares             5,359,860,329       1,299,312,363        385,011,947
Institutional Service
Shares                           2,380,384,800       1,494,549,726        156,813,788
Institutional Capital
Shares                                       -                    -        60,302,354
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
Institutional Shares                     $1.00                $1.00              $1.00
Institutional Service
Shares                                   $1.00                $1.00              $1.00
Institutional Capital
Shares                                       -                    -              $1.00


See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2000 (unaudited)

                                 PRIME CASH          PRIME VALUE
TAX-FREE

                                 OBLIGATIONS         OBLIGATIONS
OBLIGATIONS

                                 FUND                FUND
FUND

ASSETS:

Investments in repurchase

agreements                     $    419,300,000     $    172,800,000
$               -
Investments in securities         4,349,054,931        2,149,078,695
3,494,514,442

Total investments in
securities, at amortized
cost and value                   4,768,354,931        2,321,878,695
3,494,514,442

Cash                                          -                    -
51,278

Income receivable                    22,889,897           17,367,919
25,832,321

TOTAL ASSETS                      4,791,244,828       2,339,246,614
3,520,398,041
LIABILITIES:

Payable for investments

purchased                           23,000,000
13,005,500                      -
Payable for shares

redeemed                                      -
119,958                      -
Income distribution

payable                             19,935,135            9,917,589
9,758,408

Accrued expenses                       403,507              183,864
380,452

TOTAL LIABILITIES                    43,338,642           23,226,911
10,138,860

NET ASSETS CONSIST
OF:

Paid-in capital                $  4,747,906,186     $  2,316,019,703     $
3,510,198,190

Accumulated net realized

loss on investments                           -                    -
(9,417)

Undistributed net

investment income                             -                    -
70,408

TOTAL NET ASSETS               $ 4,747,906,186      $ 2,316,019,703      $
3,510,259,181
NET
ASSETS:

Institutional Shares           $ 3,552,028,420      $ 1,464,772,259      $
2,514,172,741

Institutional Service

Shares                             941,678,879          644,807,473
996,086,440

Institutional Capital

Shares                             254,198,887
206,439,971                      -
TOTAL NET ASSETS               $ 4,747,906,186      $ 2,316,019,703      $
3,510,259,181
SHARES
OUTSTANDING:

Institutional Shares             3,552,028,420        1,464,772,259
2,514,157,700

Institutional Service

Shares                             941,678,879          644,807,473
996,059,903

Institutional Capital

Shares                             254,198,887
206,439,971                      -
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER
SHARE:

Institutional Shares                      $1.00                $1.00
$1.00

Institutional Service

Shares                                    $1.00                $1.00
$1.00

Institutional Capital

Shares                                    $1.00
$1.00                     -


See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2000 (unaudited)




                                                      GOVERNMENT
                                 GOVERNMENT           OBLIGATIONS        MUNICIPAL
                                 OBLIGATIONS          TAX-MANAGED
OBLIGATIONS

                                 FUND                 FUND               FUND
INVESTMENT
INCOME:

Interest                        $ 187,924,630       $ 72,111,871        $
11,492,304
EXPENSES:

Investment adviser fee              6,843,214          2,630,606
621,635

Administrative personnel

and services fee                    2,578,757            991,290
230,607

Custodian fees                        186,251             69,427
9,198

Transfer and dividend
disbursing agent fees and
expenses                              108,520             17,845
37,351

Directors'/Trustees' fees              18,931              7,947
3,604

Auditing fees                           6,837              6,575
7,518

Legal fees                             11,893              5,913
9,480

Portfolio accounting fees             245,925            117,103
63,941
Shareholder services fee-
Institutional Shares                5,926,984          1,531,299
-
Shareholder services fee-
Institutional Service
Shares                              2,629,451          1,756,959
129,753
Shareholder services fee-
Institutional Capital

Shares                                      -                   -
144,269

Share registration costs               29,499             32,139
35,702

Printing and postage                   35,805             14,632
12,326

Insurance premiums                      6,905              3,311
13,482

Miscellaneous                          19,029             15,202
3,914

    TOTAL EXPENSES                 18,648,001          7,200,248
1,322,780
WAIVERS:

Waiver of investment

adviser fee                        (3,096,184)         (1,244,508)
(467,728)

Waiver of shareholder
services fee-
Institutional Shares               (5,926,984)         (1,531,299)
-
Waiver of shareholder
services fee-Institutional

Capital Shares                              -                   -
(86,561)

TOTAL WAIVERS                      (9,023,168)         (2,775,807)
(554,289)

Net expenses                        9,624,833          4,424,441
768,491

Net investment income             178,299,797         67,687,430
10,723,813


See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2000 (unaudited)

                                  PRIME CASH            PRIME VALUE        TAX-
FREE

                                  OBLIGATIONS           OBLIGATIONS
OBLIGATIONS

                                  FUND                  FUND               FUND
INVESTMENT
INCOME:

Interest                        $ 110,742,532        $ 63,805,090        $
62,025,897
EXPENSES:

Investment adviser fee              3,933,700           2,287,798
3,504,355

Administrative personnel

and services fee                    1,482,342             862,148
1,320,585

Custodian fees                        127,845              69,790
64,074

Transfer and dividend
disbursing agent fees and
expenses                               63,464              57,131
36,319

Directors'/Trustees' fees              11,801               7,992
10,513

Auditing fees                           7,867               5,739
5,257

Legal fees                             11,801               4,592
39,348

Portfolio accounting fees             167,182             106,371
136,670
Shareholder services fee-
Institutional Shares                         -             15,623
3,117,368
Shareholder services fee-
Institutional Service

Shares                              1,263,556             807,577
1,263,075
Shareholder services fee-
Institutional Capital

Shares                                326,171             331,859
-
Share registration costs               27,536              23,192
14,017

Printing and postage                   15,735              19,350
19,750

Insurance premiums                    100,309              56,189
98,879

Miscellaneous                          15,735              12,513
10,513

    TOTAL EXPENSES                  7,555,044           4,667,864
9,640,723
WAIVERS:

Waiver of investment

adviser fee                         (2,312,353)         (1,605,681)
(1,678,829)

Waiver of shareholder
services fee-Institutional

Shares                                       -             (15,623)
(3,117,368)

Waiver of shareholder
services fee-Institutional

Capital Shares                        (195,702)           (199,115)
-
TOTAL WAIVERS                       (2,508,055)         (1,820,419)
(4,796,197)

Net expenses                        5,046,989           2,847,445
4,844,526

Net investment income             105,695,543          60,957,645
57,181,371

REALIZED AND UNREALIZED
GAIN ON

INVESTMENTS:
Net realized gain on
investments                                  -                   -
38,568
Change in net assets
resulting from operations       $  105,695,543       $  60,957,645       $
57,219,939


See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets


GOVERNMENT                                  GOVERNMENT OBLIGATIONS
                                               OBLIGATIONS

FUND                            TAX-MANAGED FUND
                                    SIX MONTHS                                    SIX
MONTHS

                                      ENDED

ENDED

                                    (unaudited)           YEAR ENDED
(unaudited)          YEAR ENDED
                                    JANUARY 31,           JULY 31,
JANUARY 31,           JULY 31,
                                    2000                  1999
2000                  1999
INCREASE (DECREASE) IN
NET
ASSETS

OPERATIONS:
Net investment income          $     178,299,797       $     305,404,334       $
67,687,430       $    105,399,317
DISTRIBUTIONS
TO
SHAREHOLDERS:

Distributions from net
investment
income

Institutional Shares                (125,282,016)           (222,751,323)
(32,376,997)           (50,768,000)
Institutional Service

Shares                               (53,017,781)            (82,653,011)
(35,310,433)           (54,631,317)
CHANGE IN NET ASSETS FROM
DISTRIBUTIONS

TO SHAREHOLDERS                     (178,299,797)           (305,404,334)
(67,687,430)          (105,399,317)
SHARE
TRANSACTIONS:

Proceeds from sale of
shares                            35,603,087,459          51,401,497,598
5,526,772,319          9,394,668,858
Net asset value of shares
issued to shareholders
in payment of
distributions declared                51,056,584              97,236,668
11,210,610             24,328,475
Cost of shares redeemed          (34,499,733,881)        (50,292,422,340)
(5,140,088,134)        (8,806,949,621)
CHANGE IN NET ASSETS FROM
SHARE TRANSACTIONS                 1,154,410,162           1,206,311,926
397,894,795            612,047,712
Change in net assets               1,154,410,162           1,206,311,926
397,894,795            612,047,712
NET
ASSETS:
Beginning of period                6,585,834,967           5,379,523,041
2,395,967,294          1,783,919,582
End of period                  $   7,740,245,129       $   6,585,834,967       $
2,793,862,089       $  2,395,967,294


See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

                                                                       MUNICIPAL

                                                          OBLIGATIONS FUND
                                        SIX MONTHS
                                        ENDED

                                        (unaudited)         PERIOD ENDED
YEAR ENDED
                                        JANUARY 31,         JULY 31,
JANUARY 31,
                                        2000                1999  1
1999


INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     10,723,813       $      8,046,126       $
13,575,634

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment
income

Institutional Shares                  (7,009,718)            (5,706,072)
(9,176,860)

Institutional Service

Shares                                (1,728,405)            (1,210,234)
(2,031,566)

Institutional Capital

Shares                                (1,985,690)            (1,129,820)
(2,367,208)

CHANGE IN NET ASSETS FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (10,723,813)            (8,046,126)
(13,575,634)
SHARE
TRANSACTIONS:

Proceeds from sale of
shares                             3,627,131,426          3,686,794,227
6,671,442,391
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               3,078,152              2,790,181
4,797,681

Cost of shares redeemed           (3,563,407,568)        (3,640,523,643)
(6,466,730,133)

CHANGE IN NET ASSETS FROM
SHARE TRANSACTIONS                    66,802,010             49,060,765
209,509,939

Change in net assets                  66,802,010             49,060,765
209,509,939
NET
ASSETS:

Beginning of period                  535,326,079            486,265,314
276,755,375

End of period                   $    602,128,089       $    535,326,079       $
486,265,314


1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

                                                        PRIME CASH
                                                        OBLIGATIONS FUND
                                       SIX MONTHS
                                       ENDED

                                       (unaudited)            PERIOD ENDED
YEAR ENDED
                                       JANUARY 31,            JULY 31,
JANUARY 31,
                                       2000                   1999  1
1999


INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     105,695,543       $      85,879,759       $
122,009,606

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment
income

Institutional Shares                  (72,721,053)            (52,994,564)
(73,059,518)

Institutional Service

Shares                                (26,072,744)            (21,202,105)
(36,684,622)

Institutional Capital

Shares                                 (6,901,746)            (11,683,090)
(12,265,466)

CHANGE IN NET ASSETS FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (105,695,543)            (85,879,759)
(122,009,606)
SHARE
TRANSACTIONS:

Proceeds from sale of
shares                             31,955,436,436          24,795,354,445
33,162,916,740
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               45,791,699
35,271,569              55,512,391
Cost of shares redeemed           (30,387,022,597)        (24,647,235,068)
(32,428,562,553)

CHANGE IN NET ASSETS FROM
SHARE TRANSACTIONS                  1,614,205,538             183,390,946
789,866,578

Change in net assets                1,614,205,538             183,390,946
789,866,578
NET
ASSETS:

Beginning of period                 3,133,700,648           2,950,309,702
2,160,443,124

End of period                   $   4,747,906,186       $   3,133,700,648       $
2,950,309,702


1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

                                                      PRIME

VALUE                                     TAX-FREE
                                                      OBLIGATIONS
FUND                                OBLIGATIONS FUND
                                       SIX

MONTHS                                                 SIX MONTHS

ENDED                                                      ENDED
                                    (unaudited)         PERIOD ENDED        YEAR
ENDED         (unaudited)         YEAR ENDED
                                    JANUARY 31,         JULY 31,             JANUARY
31,        JANUARY 31,        JULY 31,
                                    2000                1999  1
1999               2000               1999
INCREASE (DECREASE) IN
NET
ASSETS

OPERATIONS:
Net investment income       $      60,957,645    $      57,197,837    $
86,540,164   $     57,181,371   $     105,505,939
Net realized gain (loss)
on investments                              -                    -
-             38,568             (30,299)
CHANGE IN NET
ASSETS RESULTING
FROM OPERATIONS                    60,957,645           57,197,837
86,540,164         57,219,939         105,475,640
DISTRIBUTIONS
TO
SHAREHOLDERS:

Distributions from net
investment
income

Institutional Shares              (37,407,899)         (38,874,779)
(60,707,164)       (41,622,998)        (76,303,750)
Institutional Service
Shares                            (16,581,631)         (12,570,275)
(19,716,305)       (15,558,373)        (29,202,189)
Institutional Capital
Shares                             (6,968,115)          (5,752,783)
(6,116,695)                 -                   -
CHANGE IN NET ASSETS FROM
DISTRIBUTIONS

TO SHAREHOLDERS                   (60,957,645)         (57,197,837)
(86,540,164)       (57,181,371)       (105,505,939)
SHARE
TRANSACTIONS:

Proceeds from sale of
shares                         17,875,953,483       17,356,187,248
26,516,611,802      8,104,100,858      19,112,974,988
Net asset value of shares
issued to shareholders in
payment of distributions
declared                           32,277,704           39,241,753
51,764,190          4,732,626          12,430,534
Cost of shares redeemed       (17,723,421,217)     (17,433,612,169)
(25,657,179,044)    (8,115,960,133)    (18,828,314,145)
CHANGE IN NET ASSETS FROM
SHARE TRANSACTIONS                184,809,970          (38,183,168)
911,196,948         (7,126,649)        297,091,377
Change in net assets              184,809,970          (38,183,168)
911,196,948         (7,088,081)        297,061,078
NET
ASSETS:

Beginning of period             2,131,209,733        2,169,392,901
1,258,195,953      3,517,347,262       3,220,286,184
End of period               $   2,316,019,703    $   2,131,209,733      $
2,169,392,901   $  3,510,259,181   $   3,517,347,262
Undistributed net
investment income included
in net assets at end of
period                      $             -      $               -      $
-    $         70,408   $          70,408


1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a share outstanding throughout each period)


                                           NET ASSET
DISTRIBUTIONS

                                           VALUE,       NET          FROM NET
DISTRIBUTIONS

                                           BEGINNING    INVESTMENT   INVESTMENT
FROM NET

YEAR ENDED JULY 31                         OF PERIOD    INCOME       INCOME
REALIZED GAINS

GOVERNMENT OBLIGATIONS FUND
1995                                           $1.00          0.05
(0.05)                -
1996                                           $1.00         0.05
(0.05)                -
1997                                           $1.00         0.05
(0.05)                -
1998                                           $1.00         0.05
(0.05)                -
1999                                           $1.00         0.05
(0.05)                -
2000 3                                         $1.00         0.03
(0.03)                -

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
1995 5                                          $1.00        0.01
(0.01)                -
1996                                            $1.00        0.05
(0.05)                -
1997                                            $1.00        0.05
(0.05)                -
1998                                            $1.00        0.05
(0.05)                -
1999                                            $1.00        0.05
(0.05)                -
2000 3                                          $1.00        0.03
(0.03)                -

MUNICIPAL OBLIGATIONS FUND
1995                                            $1.00        0.03
(0.03)                -
1996                                            $1.00        0.04
(0.04)           (0.00) 6
1997 7                                          $1.00        0.04
(0.04)                -
1998                                            $1.00        0.04
(0.04)                -
1999                                            $1.00        0.03
(0.03)                -
1999 8                                          $1.00        0.02
(0.02)                -
2000 3                                          $1.00        0.02
(0.02)                -


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Six months ended January 31, 2000 (unaudited).

4 Computed on an annualized basis.

5 Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

6 Amount represents less than ($0.01) per share.

7 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

8 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements


                                         RATIOS TO AVERAGE NET ASSETS
                                                  NET                             NET
ASSETS,

NET ASSET VALUE,                                  INVESTMENT   EXPENSE WAIVER/    END
OF PERIOD
END OF PERIOD       TOTAL RETURN 1  EXPENSES      INCOME       REIMBURSEMENT  2  (000
OMITTED)

           $1.00           5.57%      0.20%         5.58%             0.40%       $
1,926,516
           $1.00           5.55%      0.20%         5.41%             0.36%       $
2,182,999
           $1.00           5.43%      0.20%         5.32%             0.35%       $
3,293,392
           $1.00           5.59%      0.20%         5.45%             0.35%       $
3,707,106
           $1.00           5.04%      0.20%         4.92%             0.34%       $
4,498,581
           $1.00           2.68%      0.20% 4       5.29% 4           0.34% 4     $
5,359,860


           $1.00           0.94%      0.20% 4       5.78% 4           0.65% 4
$     3,070
           $1.00           5.50%      0.17%         5.28%             0.44%       $
199,243
           $1.00           5.35%      0.20%         5.26%             0.38%       $
510,683
           $1.00           5.49%      0.20%         5.35%             0.37%       $
953,268
           $1.00           5.00%      0.20%         4.88%             0.35%       $
1,066,412
           $1.00           2.67%      0.20% 4       5.28% 4           0.35% 4     $
1,299,312


           $1.00           3.04%      0.15%         2.86%             0.16%
$    93,595
           $1.00           4.03%      0.18%         3.95%             0.12%       $
135,120
           $1.00           3.56%      0.18%         3.48%             0.20%       $
159,561
           $1.00           3.68%      0.18%         3.57%             0.23%       $
217,838
           $1.00           3.53%      0.18%         3.41%             0.41%       $
303,899
           $1.00           1.59%      0.18% 4       3.17% 4           0.18% 4     $
354,034
           $1.00           1.80%      0.18% 4       3.49% 4           0.15% 4     $
385,012



Financial Highlights - Institutional Shares

(For a share outstanding throughout each period)


                               NET ASSET                 DISTRIBUTIONS
                               VALUE,       NET          FROM NET
                               BEGINNING    INVESTMENT   INVESTMENT
YEAR ENDED JULY 31             OF PERIOD    INCOME       INCOME
PRIME CASH OBLIGATIONS FUND
1995                                $1.00        0.04            (0.04)
1996                                $1.00        0.06            (0.06)
1997 3                              $1.00        0.05            (0.05)
1998                                $1.00        0.06            (0.06)
1999                                $1.00        0.05            (0.05)
1999 4                              $1.00        0.02            (0.02)
2000 6                              $1.00        0.03            (0.03)

PRIME VALUE OBLIGATIONS FUND
1995                               $1.00         0.04            (0.04)
1996                               $1.00         0.06            (0.06)
1997 3                             $1.00         0.05            (0.05)
1998                               $1.00         0.06            (0.06)
1999                               $1.00         0.05            (0.05)
1999 4                             $1.00         0.02            (0.02)
2000 6                             $1.00         0.03            (0.03)

TAX-FREE OBLIGATIONS FUND
1995                               $1.00         0.04            (0.04)
1996                               $1.00         0.03            (0.03)
1997                               $1.00         0.03            (0.03)
1998                               $1.00         0.03            (0.03)
1999                               $1.00         0.03            (0.03)
2000 6                             $1.00         0.02            (0.02)


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 Six months ended January 31, 2000 (unaudited).

See Notes which are an integral part of the Financial Statements


                                      RATIOS TO AVERAGE NET ASSETS
                                                 NET

NET ASSETS,
NET ASSET VALUE,                                 INVESTMENT     EXPENSE WAIVER/
END OF PERIOD
END OF PERIOD       TOTAL RETURN 1   EXPENSES    INCOME         REIMBURSEMENT 2
(000 OMITTED)

           $1.00           4.52%      0.12%         4.30%             0.13%         $
1,538,802
           $1.00           6.08%      0.17%         5.90%             0.08%         $
3,919,186
           $1.00           5.38%      0.18%         5.25%             0.14%         $
1,572,912
           $1.00           5.61%      0.18%         5.44%             0.12%         $
1,100,620
           $1.00           5.50%      0.18%         5.29%             0.37%         $
1,825,266
           $1.00           2.42%      0.18% 5       4.81% 5           0.13%   5     $
1,929,887
           $1.00           2.74%      0.18% 5       5.47% 5           0.12%   5     $
3,552,028


           $1.00           4.51%      0.09%         4.20%             0.16%         $
1,470,317
           $1.00           6.10%      0.17%         5.93%             0.08%         $
2,754,390
           $1.00           5.41%      0.16%         5.29%             0.15%
$   387,994
           $1.00           5.68%      0.14%         5.59%             0.18%
$   865,742
           $1.00           5.53%      0.16%         5.37%             0.40%         $
1,474,123
           $1.00           2.44%      0.16% 5       4.87% 5           0.15%   5     $
1,147,717
           $1.00           2.73%      0.16% 5       5.44% 5           0.14%   5     $
1,464,772


           $1.00           3.64%      0.20%         3.62%             0.39%         $
1,295,458
           $1.00           3.55%      0.20%         3.46%             0.36%         $
1,514,979
           $1.00           3.49%      0.20%         3.43%             0.35%         $
1,474,180
           $1.00           3.50%      0.20%         3.45%             0.35%         $
2,279,770
           $1.00           3.14%      0.20%         3.08%             0.35%         $
2,461,697
           $1.00           1.69%      0.20% 5       3.34% 5           0.35%   5     $
2,514,173



Financial Highlights - Institutional Service Shares

(For a share outstanding throughout each period)


                                           NET ASSET                 DISTRIBUTIONS
                                           VALUE,       NET          FROM NET
                                           BEGINNING    INVESTMENT   INVESTMENT
YEAR ENDED JULY 31                         OF PERIOD    INCOME       INCOME
GOVERNMENT OBLIGATIONS FUND
1995 3                                          $1.00        0.05            (0.05)
1996                                            $1.00        0.05            (0.05)
1997                                            $1.00        0.05            (0.05)
1998                                            $1.00        0.05            (0.05)
1999                                            $1.00        0.05            (0.05)
2000 5                                          $1.00        0.03            (0.03)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
1995 6                                          $1.00        0.01            (0.01)
1996                                            $1.00        0.05            (0.05)
1997                                            $1.00        0.05            (0.05)
1998                                            $1.00        0.05            (0.05)
1999                                            $1.00        0.05            (0.05)
2000 5                                          $1.00        0.03            (0.03)

MUNICIPAL OBLIGATIONS FUND
1997 7                                          $1.00        0.03            (0.03)
1998                                            $1.00        0.03            (0.03)
1999                                            $1.00        0.03            (0.03)
1999 8                                          $1.00        0.01            (0.01)
2000 5                                          $1.00        0.02            (0.02)


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the fund's Adviser.

4 Computed on an annualized basis.

5 Six months ended January 31, 2000 (unaudited).

6 Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

7 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

8 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements


                                        RATIOS TO AVERAGE NET ASSETS
                                                  NET

NET ASSETS,
NET ASSET VALUE,                                  INVESTMENT    EXPENSE WAIVER/
END OF PERIOD
END OF PERIOD       TOTAL RETURN 1   EXPENSES     INCOME        REIMBURSEMENT 2
(000 OMITTED)

           $1.00           5.31%      0.45% 4       5.63% 4           0.15% 4
$    339,105
           $1.00           5.29%      0.45%         5.14%             0.11%
$    702,274
           $1.00           5.16%      0.45%         5.06%             0.10%
$    936,869
           $1.00           5.33%      0.45%         5.23%             0.10%       $
1,672,417
           $1.00           4.78%      0.45%         4.67%             0.09%       $
2,087,254
           $1.00           2.55%      0.45% 4       5.04% 4           0.09% 4     $
2,380,385


           $1.00           0.95%      0.45% 4       5.55% 4           0.40% 4
$     76,165
           $1.00           5.23%      0.42%         5.00%             0.19%       $
322,698
           $1.00           5.09%      0.45%         4.97%             0.13%
$    421,095
           $1.00           5.23%      0.45%         5.11%             0.12%
$    830,652
           $1.00           4.74%      0.45%         4.63%             0.10%       $
1,329,556
           $1.00           2.55%      0.45% 4       5.02% 4           0.10% 4     $
1,494,550


           $1.00           3.31%      0.43%         3.08%             0.21%
$       0.30
           $1.00           3.43%      0.43%         3.48%             0.23%
$     41,216
           $1.00           3.27%      0.43%         3.22%             0.16%
$     67,832
           $1.00           1.47%      0.43% 4       2.98% 4           0.18% 4
$    106,684
           $1.00           1.67%      0.43% 4       3.33% 4           0.15% 4
$    156,814



Financial Highlights -Institutional Service Shares

(For a share outstanding throughout each period)


                               NET ASSET                 DISTRIBUTIONS
                               VALUE,       NET          FROM NET
                               BEGINNING    INVESTMENT   INVESTMENT
YEAR ENDED JULY 31             OF PERIOD    INCOME       INCOME
PRIME CASH OBLIGATIONS FUND
1995                                $1.00        0.04            (0.04)
1996                                $1.00        0.06            (0.06)
1997 3                              $1.00        0.05            (0.05)
1998                                $1.00        0.05            (0.05)
1999                                $1.00        0.05            (0.05)
1999 4                              $1.00        0.02            (0.02)
2000 6                              $1.00        0.03            (0.03)

PRIME VALUE OBLIGATIONS FUND
1995                               $1.00         0.04            (0.04)
1996                               $1.00         0.06            (0.06)
1997 3                             $1.00         0.05            (0.05)
1998                               $1.00         0.05            (0.05)
1999                               $1.00         0.05            (0.05)
1999 4                             $1.00         0.02            (0.02)
2000 6                             $1.00         0.03            (0.03)

TAX-FREE OBLIGATIONS FUND
1995                               $1.00         0.03            (0.03)
1996                               $1.00         0.03            (0.03)
1997                               $1.00         0.03            (0.03)
1998                               $1.00         0.03            (0.03)
1999                               $1.00         0.03            (0.03)
2000 6                             $1.00         0.02            (0.02)


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 Six months ended January 31, 2000 (unaudited).

See Notes which are an integral part of the Financial Statements


                                        RATIOS TO AVERAGE NET ASSETS
                                                   NET

NET ASSETS,
NET ASSET VALUE,                                   INVESTMENT    EXPENSE WAIVER/
END OF PERIOD
END OF PERIOD       TOTAL RETURN 1   EXPENSES      INCOME        REIMBURSEMENT 2
(000 OMITTED)

           $1.00           4.21%      0.37%         4.05%          0.13%          $
342,673
           $1.00           5.83%      0.42%         5.65%          0.08%          $
324,474
           $1.00           5.11%      0.43%         5.02%          0.14%          $
412,762
           $1.00           5.34%      0.43%         5.29%          0.12%          $
668,665
           $1.00           5.23%      0.43%         5.09%          0.12%          $
894,851
           $1.00           2.29%      0.43% 5       4.63% 5        0.13% 5        $
957,998
           $1.00           2.61%      0.43% 5       5.16% 5        0.12% 5        $
941,679


           $1.00           4.26%      0.34%         3.95%          0.16%
$    21,739
           $1.00           5.84%      0.42%         5.68%          0.08%
$    20,372
           $1.00           5.15%      0.41%         5.05%          0.16%
$    18,415
           $1.00           5.41%      0.39%         5.32%          0.17%          $
325,390
           $1.00           5.27%      0.41%         5.13%          0.15%          $
495,172
           $1.00           2.31%      0.41% 5       4.64% 5        0.15% 5        $
707,737
           $1.00           2.61%      0.41% 5       5.13% 5        0.14% 5        $
644,807


           $1.00           3.39%      0.45%         3.48%          0.14%          $
252,016
           $1.00           3.29%      0.45%         3.22%          0.11%          $
406,408
           $1.00           3.24%      0.45%         3.19%          0.10%          $
587,983
           $1.00           3.25%      0.45%         3.20%          0.10%          $
940,516
           $1.00           2.89%      0.45%         2.83%          0.10%          $
1,055,650
           $1.00           1.57%      0.45% 5       3.08% 5        0.10% 5        $
996,086



Notes to Financial Statements

January 31, 2000 (unaudited)

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:




PORTFOLIO NAME                            DIVERSIFICATION   CLASS OF
SHARES                INVESTMENT OBJECTIVE
Government Obligations Fund               diversified       Institutional
Shares
                                                            Institutional Service

Shares   To provide current income

consistent with stability

of principal.
Government Obligations Tax-Managed Fund   non-diversified   Institutional
Shares

                                                            Institutional Service

Shares   To provide current income

consistent with stability

of principal and

liquidity.
Municipal Obligations Fund                diversified       Institutional
Shares
                                                            Institutional Service

Shares

                                                            Institutional Capital

Shares   To provide current income

exempt from federal

regular income tax

consistent with stability

of principal.
Prime Cash Obligations Fund               diversified       Institutional
Shares
                                                            Institutional Service

Shares

                                                            Institutional Capital

Shares   To provide current income

consistent with stability

of principal and

liquidity.
Prime Value Obligations Fund              diversified       Institutional
Shares
                                                            Institutional Service

Shares

                                                            Institutional Capital

Shares   To provide current income

consistent with stability

of principal and

liquidity.
Tax-Free Obligations Fund                 non-diversified   Institutional
Shares
                                                            Institutional Service

Shares   To provide dividend income

exempt from federal

regular income tax

consistent with stability

of principal.


The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At July 31, 1999, the Tax-Free Obligations Fund, for federal tax purposes, had a capital loss carryforward of $43,005, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2005                        $17,686
2007                         25,319


Additionally, for the Tax-Free Obligations Fund, net capital losses of $4,980 attributable to security transactions incurred after October 31, 1998, are treated as arising on August 1, 1999, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

CHANGE IN FISCAL YEAR

Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund have changed their fiscal year-ends from January 31 to July 31.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                              SIX MONTHS
                              ENDED               YEAR ENDED
GOVERNMENT OBLIGATIONS        JANUARY 31,         JULY 31,
FUND                          2000                1999
INSTITUTIONAL SHARES:
Shares sold                    20,862,025,312      36,151,964,653
Shares issued to
shareholders in payment of
distributions declared             30,960,744          61,202,566
Shares redeemed               (20,031,706,577)    (35,421,691,944)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                      861,279,479         791,475,275

INSTITUTIONAL SERVICE
SHARES:

Shares sold                    14,741,062,147      15,249,532,945
Shares issued to
shareholders in payment of
distributions declared             20,095,840          36,034,102
Shares redeemed               (14,468,027,304)    (14,870,730,396)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                293,130,683         414,836,651
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              1,154,410,162       1,206,311,926

                                                 SIX MONTHS
                                                 ENDED              YEAR ENDED
GOVERNMENT OBLIGATIONS                           JANUARY 31,        JULY 31,
TAX-MANAGED FUND                                 2000               1999
INSTITUTIONAL SHARES:
Shares sold                                       2,156,226,826      3,078,610,269
Shares issued to
shareholders in payment of
distributions declared                                2,390,929          8,784,273
Shares redeemed                                  (1,925,717,052)    (2,974,250,945)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                                        232,900,703        113,143,597

INSTITUTIONAL SERVICE
SHARES:

Shares sold                                       3,370,545,493      6,316,058,589
Shares issued to
shareholders in payment of
distributions declared                                8,819,681         15,544,202
Shares redeemed                                  (3,214,371,082)    (5,832,698,676)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                                  164,994,092        498,904,115
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                                  397,894,795        612,047,712

                                   SIX MONTHS

                              ENDED              PERIOD ENDED       YEAR ENDED
                              JANUARY 31,        JULY 31,           JANUARY 31,
MUNICIPAL OBLIGATIONS FUND    2000               1999           1   1999
INSTITUTIONAL SHARES:
Shares sold                    2,864,665,365      3,220,798,056      5,212,142,622
Shares issued to
shareholders in payment of
distributions declared             1,141,383          1,004,656          1,302,615
Shares redeemed               (2,834,828,428)    (3,171,653,273)    (5,127,376,711)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                      30,978,320         50,149,439         86,068,526

INSTITUTIONAL SERVICE
SHARES:

Shares sold                      314,612,990        217,446,882        422,524,378
Shares issued to
shareholders in payment of
distributions declared             1,103,221          1,080,682          1,503,612
Shares redeemed                 (265,585,981)      (179,672,680)      (397,415,401)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                50,130,230         38,854,884         26,612,589

INSTITUTIONAL CAPITAL
SHARES:

Shares sold                      447,853,071        248,572,618      1,036,775,391
Shares issued to
shareholders in payment of
distributions declared               833,548            704,843          1,991,454
Shares redeemed                 (462,993,159)      (289,197,690)      (941,938,021)
NET CHANGE RESULTING FROM
INSTITUTIONAL CAPITAL
SHARE TRANSACTIONS               (14,306,540)       (39,920,229)        96,828,824
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                66,802,010         49,084,094        209,509,939
</Table

1 The Fund changed its fiscal year-end from January 31 to July 31.


                                   SIX MONTHS

                              ENDED               PERIOD ENDED        YEAR
ENDED

PRIME CASH OBLIGATIONS        JANUARY 31,         JULY 31,           JANUARY 31,

FUND                          2000                1999            1
1999

INSTITUTIONAL
SHARES:

Shares sold                    25,812,285,601      18,081,938,275
23,532,773,371

Shares issued to
shareholders in payment of
distributions declared             37,802,892          26,581,479
44,134,116

Shares redeemed               (24,227,947,440)    (18,003,898,560)
(22,852,260,827)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                    1,622,141,053         104,621,194
724,646,660

INSTITUTIONAL SERVICE
SHARES:

Shares sold                     5,043,773,891       4,467,896,195
7,290,975,466

Shares issued to
shareholders in payment of
distributions declared              5,359,279           3,350,044
5,275,668

Shares redeemed                (5,065,452,343)     (4,408,099,082)
(7,070,064,987)

NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                (16,319,173)         63,147,157
226,186,147

INSTITUTIONAL CAPITAL
SHARES:

Shares sold                     1,099,376,944       2,245,519,975
2,339,167,903

Shares issued to
shareholders in payment of
distributions declared              2,629,528           5,340,046
6,102,607

Shares redeemed                (1,093,622,814)     (2,235,237,426)
(2,506,236,739)

NET CHANGE RESULTING FROM
INSTITUTIONAL CAPITAL
SHARE TRANSACTIONS                  8,383,658          15,622,595
(160,966,229)

NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              1,614,205,538         183,390,946
789,866,578


1 The Fund changed its fiscal year-end from January 31 to July 31.

                                   SIX MONTHS

                              ENDED               PERIOD ENDED        YEAR
ENDED

PRIME VALUE OBLIGATIONS       JANUARY 31,         JULY 31,            JANUARY
31,

FUND                          2000                1999  1
1999
INSTITUTIONAL
SHARES:

Shares sold                    11,233,594,319      11,553,124,074
19,781,464,858

Shares issued to
shareholders in payment of
distributions declared             19,884,976          27,134,621
34,346,178

Shares redeemed               (10,936,424,092)    (11,906,664,823)
(19,207,430,021)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                      317,055,203        (326,406,128)
608,381,015

INSTITUTIONAL SERVICE
SHARES:

Shares sold                     5,683,567,035       4,750,407,849
5,129,107,787

Shares issued to
shareholders in payment of
distributions declared              8,972,651           8,335,094
12,725,748

Shares redeemed                (5,755,469,263)     (4,546,178,066)
(4,972,051,133)

NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                (62,929,577)        212,564,877
169,782,402

INSTITUTIONAL CAPITAL
SHARES:

Shares sold                       958,792,129       1,052,655,325
1,606,039,157

Shares issued to
shareholders in payment of
distributions declared              3,420,077           3,772,038
4,692,264

Shares redeemed                (1,031,527,862)       (980,769,280)
(1,477,697,890)

NET CHANGE RESULTING FROM
INSTITUTIONAL CAPITAL
SHARE TRANSACTIONS                (69,315,656)         75,658,083
133,033,531

NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                184,809,970         (38,183,168)
911,196,948


1 The Fund changed its fiscal year-end from January 31 to July 31.

                                      SIX MONTHS
                                      ENDED              YEAR ENDED
                                      JANUARY 31,        JULY 31,
TAX-FREE OBLIGATIONS FUND             2000               1999
INSTITUTIONAL SHARES:
Shares sold                            6,397,226,285      15,059,862,985
Shares issued to
shareholders in payment of
distributions declared                     3,225,276           9,142,522
Shares redeemed                       (6,348,001,440)    (14,887,054,802)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                              52,450,121         181,950,705

INSTITUTIONAL SERVICE
SHARES:

Shares sold                            1,706,874,573       4,053,112,003
Shares issued to
shareholders in payment of
distributions declared                     1,507,350           3,288,012
Shares redeemed                       (1,767,958,693)     (3,941,259,343)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS                       (59,576,770)        115,140,672
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                        (7,126,649)        297,091,377



INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows:

                                          INVESTMENT ADVISER
FUND                                      FEE PERCENTAGE
Government Obligations Fund               0.20%
Government Obligations Tax-Managed Fund   0.20%
Municipal Obligations Fund                0.20%
Prime Cash Obligations Fund               0.20%
Prime Value Obligations Fund              0.20%
Tax-Free Obligations Fund                 0.20%


The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of each Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 2000, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

FUND                                      PURCHASES            SALES
Government Obligations Tax-Managed Fund     $     9,988,467     $             -
Municipal Obligations Fund                  $ 1,047,410,000     $ 1,359,638,000
Prime Cash Obligations Fund                 $             -     $     5,000,000
Tax-Free Obligations Fund                  $  2,870,922,000    $  2,964,635,160


GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

LESLIE K. ROSS
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objective and policies, management fees, expenses, and other information.

 [Graphic]

 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Money Market Obligations Trust

Institutional Shares
Institutional Service Shares

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

January 31, 2000

 [Graphic]
 Federated

 Money Market Obligations Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N104      Cusip 60934N625
Cusip 60934N807      Cusip 60934N617
Cusip 60934N856      Cusip 60934N583
Cusip 60934N849      Cusip 60934N575
Cusip 60934N658      Cusip 60934N401
Cusip 60934N641      Cusip 60934N880

25244 (3/00)

 [Graphic]



SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Money Market Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period ended January 31, 2000. It begins with an investment review on the short-term market by the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

In Money Market Trust, your ready cash is working to pursue competitive daily income and to provide the additional advantages of daily liquidity and stability of principal. 1 At the end of the reporting period, 53% of the fund's $390 million portfolio was invested in high-quality commercial paper. The remainder was invested in variable-rate obligations, short-term notes, loan participation securities, a repurchase agreement, a municipal bond and a certificate of deposit.

Over the six-month reporting period, dividends paid to shareholders totaled $0.03 per share.

Thank you for your confidence in the daily earning power of Money Market Trust. We welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

Money Market Trust invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

The past six months represented another banner period for economic growth in the U.S. Gross domestic product growth averaged 5.5% in 1999, with the economy gaining steam in the second half of the year. The outlook for 2000 is one of continuing strength and above trend performance based on a phenomenal consumer sentiment. The consumer has kept this year's performance on steady ground, but the industrial sector also kept pace through the fourth quarter. Although industry did not out perform in the fourth quarter, it held steady, letting the consumer engine pull the overall economy ahead. With an overall unemployment rate of just 4.1%, it is difficult to see what could derail the consumer.

Inflation concerns retreated from their spring heights to rather mundane levels. For the entire reporting period, the consumer price index increased just 2.90%, while the producer price index rose 3.50%, both on an annualized basis. Wages also increased throughout the year, growing at an overall rate of 4.00% annualized during the second half of 1999. However, concern remains that the pool of labor available may cause wage pressures to escalate in the near term.

The Federal Reserve Board (the "Fed") continued to act preemptively to quell these inflationary threats and raised the target rate for Federal Funds from 5.00% to 5.25% on August 24, 1999, and then again from 5.25% to 5.50% on November 16, 1999. The market had already anticipated such actions, resulting in a much steeper money market yield curve throughout most of the reporting period. Thirty day commercial paper started the period at 5.11% on July 1, 1999, and then basically traded steadily up to the 5.50% level through the end of November. Seasonal and Y2K effects then took hold and caused the 30-day commercial paper rate to spike as high as 6.46% in December before retreating to the 5.78% level at the end of the reporting period.

The target average maturity range for the fund was decreased from 45- 55 days to 40-50 days on January 10, 2000, reflecting the Fed's concerns about overzealousness in the stock markets and potential inflationary threats. In structuring the Fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 2000, the net assets of the fund increased from $380.4 to $390.1 million while the 7-day net yield increased from 4.72% to 5.43%. 1 The effective average maturity of the Fund on January 31, 2000 was 44 days.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earning.

Last Meeting of Shareholders

A special meeting of Shareholders of Money Market Trust (the "Former Fund"), a portfolio of Money Market Obligations Trust (the "Trust") was held on November 17, 1999. On September 20, 1999, the record date for shareholders voting at the meeting, there were 388,186,446 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees: 1




                                           WITHHELD
                                           AUTHORITY

                             FOR           TO VOTE
John F. Cunningham           273,622,230   158,322
J. Christopher Donahue       273,519,174   261,378
Charles F. Mansfield, Jr.    273,622,230   158,322
John S. Walsh                273,580,818   199,734


1 The following Trustees continued their terms as Trustees: John F. Donahue, Thomas G. Bigley, John T. Conroy, Nicholas P. Constantakis, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts.

AGENDA ITEM 2

To approve amendments to, and a restatement of, the Former Fund's declaration of trust:

(a) To approve an amendment and restatement of the Former Fund's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Former Fund to another trust or corporation.




FOR           AGAINST   ABSTENTIONS
273,343,321   113,260   288,222


(b) To amend and restate the Former Fund's declaration of trust to permit the Board of Trustees to liquidate assets of the Former Fund, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.




FOR           AGAINST     ABSTENTIONS
271,713,104   1,690,667   341,032


AGENDA ITEM 3

To approve a proposed agreement and plan of reorganization between the Former Fund and the Trust, on behalf of its series, Money Market Trust ( the "Fund"), whereby the Fund would acquire all of the assets of the Former Fund in exchange for shares of the Fund to be distributed pro rata by the Former Fund to its shareholders in complete liquidation and termination of the Former Fund:




FOR           AGAINST   ABSTENTIONS
272,658,601   566,074   520,128


Portfolio of Investments

JANUARY 31, 2000 (UNAUDITED)




PRINCIPAL

AMOUNT                                          VALUE
                 SHORT-TERM NOTES-13.1%
                 BANKING-3.4% $ 13,200,000 Bank One, Illinois, N.A.,

                 6.025% - 6.200%,
                 10/10/2000 - 11/13/2000          $  13,194,938
                 BROKERAGE-8.7%
     2,000,000 1 Goldman Sachs Group, Inc.,
                 5.900%, 3/24/2000                    2,000,000
    32,000,000   Goldman Sachs Group, Inc.,
                 6.000% - 6.010%, 3/14/2000
                 - 4/26/2000                         32,000,000
                 TOTAL                               34,000,000
                 FINANCE - AUTOMOTIVE-0.4%
       618,900   Honda Auto Lease Trust
                 1999-A, Class A-1, 5.445%,
                 8/15/2000                              618,900
       786,212   Toyota Auto Receivables
                 1999-A, Owner Trust, Class

                 1, 5.365%, 8/11/2000                   786,212
                 TOTAL                                1,405,112
                 FINANCE - EQUIPMENT-0.6%
       587,062   Caterpillar Financial
                 Asset Trust 1999-A, Class

                 1, 5.365%, 7/25/2000                   587,062
     1,306,951   Copelco Capital Funding
                 Trust 1999-B, Class A-1,
                 5.937%, 10/18/2000                   1,306,951
       375,981   Heller Equipment Asset
                 Receivables Trust 1999-1,
                 Class A-1, 4.948%,
                 5/13/2000                              375,981
       176,431   Navistar Financial 1999-A
                 Owner Trust, Class A-1,
                 5.003%, 6/15/2000                      176,431
                 TOTAL                                2,446,425
                 INSURANCE-0.0%
         1,000   Americredit Automobile
                 Receivables Trust 2000-A,
                 Class A-1, 6.040%,
                 2/5/2001                                 1,000
                 TOTAL SHORT-TERM NOTES              51,047,475
                 CERTIFICATES OF DEPOSIT-
                 2.1%
                 BANKING-2.1%

     8,000,000   BankAmerica, N.A., 5.260%,
                 2/1/2000                             8,000,000
                 COMMERCIAL PAPER-53.3% 2
                 BANKING-25.8%
     2,000,000   Asset Securitization
                 Cooperative Corp., 5.750%,
                 2/24/2000                            1,992,653
    10,000,000   Benedictine Health System,
                 (Harris Trust & Savings
                 Bank, Chicago LOC),
                 6.125%, 3/9/2000                     9,937,049
    19,611,000   Fountain Square Commercial

                 Funding Corp., (Fifth

                 Third Bank, Cincinnati
                 Support Agreement), 5.870%
                 - 5.950%, 2/22/2000 -
                 4/17/2000                           19,444,839
    16,955,000   Market Street Funding
                 Corp., (PNC Bank, N.A.
                 LOC), 5.700% - 5.760%,
                 2/22/2000 - 3/6/2000                16,883,915
    19,455,000   PREFCO-Preferred

                 Receivables Funding Co.,
                 5.670% - 5.750%, 2/22/2000
                 - 3/7/2000                          19,381,521
     7,000,000   Park Avenue Receivables

                 Corp., 5.900%, 2/10/2000             6,989,675
PRINCIPAL

AMOUNT                                          VALUE
                 COMMERCIAL PAPER-continued
                 2

                 BANKING-CONTINUED
 $  12,200,000   Receivables Capital Corp.,
                 5.680% - 5.900%, 2/9/2000 -
                 4/20/2000                       $   12,067,751
    14,000,000   Three Rivers Funding

                 Corp., 5.660%, 2/10/2000            13,980,190
                 TOTAL                              100,677,593
                 BROKERAGE-7.3%
    10,000,000   Morgan Stanley, Dean
                 Witter & Co., 5.850%,
                 4/17/2000                            9,876,500
    19,000,000   Salomon Smith Barney
                 Holdings, Inc., 5.850%,
                 4/3/2000                            18,808,575
                 TOTAL                               28,685,075
                 FINANCE - AUTOMOTIVE-1.3%
     5,000,000   General Motors Acceptance

                 Corp., 5.250%, 3/6/2000              4,975,208
                 FINANCE - COMMERCIAL-11.6%
    20,000,000   CIT Group, Inc., 5.840%,
                 4/27/2000                           19,720,978
    20,000,000   General Electric Capital
                 Corp., 4.950% - 5.920%,
                 2/4/2000 - 5/12/2000                19,842,578
     5,800,000   Sheffield Receivables
                 Corp., 5.720% - 5.950%,
                 2/11/2000 - 2/22/2000                5,785,699
                 TOTAL                               45,349,255
                 INSURANCE-7.3%
    11,700,000   CXC, Inc., 5.870%,
                 4/7/2000 - 4/28/2000                11,536,586
    17,000,000   Marsh USA, Inc., 5.780% -
                 5.850%, 2/16/2000 -
                 7/28/2000                           16,823,834
                 TOTAL                               28,360,420
                 TOTAL COMMERCIAL PAPER             208,047,551
                 LOAN PARTICIPATION-5.4%
                 FINANCE - AUTOMOTIVE-1.6%
     6,000,000   General Motors Acceptance

                 Corp., Mortgage of PA,
                 (Guaranteed by General

                 Motors Acceptance Corp.),
                 5.620% - 5.820%, 2/3/2000 -
                 2/22/2000                            6,000,000
                 FINANCE - EQUIPMENT-3.8% 15,000,000 Pitney Bowes Credit Corp.,

                 5.809%, 2/10/2000                   14,978,325
                 TOTAL LOAN PARTICIPATION            20,978,325
                 MUNICIPALS-1.7%
     6,800,000   Bergen County, NJ
                 Improvement Authority,
                 Bergen Regional Medical
                 Center Project, (Series
                 1999-A), (Guaranteed by
                 Bergen County, NJ
                 Improvement Authority),
                 5.330%, 3/16/2000                    6,800,000
                 VARIABLE RATE OBLIGATIONS-
                 22.7% 3
                 BANKING-12.1%
     3,700,000   500 South Front St. LP,
                 Series A, (Huntington
                 National Bank, Columbus,
                 OH LOC), 5.980%, 2/3/2000            3,700,000
     3,800,000   Barker Property Management
                 LLC, (Series 1998),
                 (Wachovia Bank of NC, N.A.,
                 Winston- Salem LOC),
                 5.820%, 2/2/2000                     3,800,000
PRINCIPAL

AMOUNT                                          VALUE
                 VARIABLE RATE OBLIGATIONS-
                 continued 3
                 BANKING-CONTINUED $ 3,500,000 Chemi-Trol Chemical Co.,

                 (Huntington National Bank,
                 Columbus, OH LOC),
                 5.980%, 2/3/2000                $    3,500,000
     4,500,000   Comerica Bank, 5.791%,
                 2/9/2000                             4,497,954
     6,000,000   Economic Development
                 Partnership of Alabama,
                 Inc., (Series 1998),
                 (Amsouth Bank N.A.,
                 Birmingham LOC), 6.160%,
                 2/3/2000                             6,000,000
     2,000,000   Bethesda Healthcare, Inc.,
                 (Series 1999), (Firstar
                 Bank, N.A., Cincinnati

                 LOC), 5.900%, 2/3/2000               2,000,000
    10,400,000   Home City Ice Co. & H.C.
                 Transport, (Series 2000),
                 (Firstar Bank, N.A.,
                 Cincinnati LOC), 5.930%,
                 2/3/2000                            10,400,000
     2,000,000   Kent Capital LLC, (Series
                 1999), (Huntington
                 National Bank, Columbus,

                 OH LOC), 5.980%, 2/3/2000            2,000,000
     1,900,000   Scranton Times LP, (PNC
                 Bank, N.A. LOC), 5.810%,
                 8/30/2000                            1,900,000
     5,000,000   Three Rivers Funding

                 Corp., 5.880%, 2/17/2000             5,000,000
     4,300,000   Wildcat Management Co.,
                 Inc., (Series 1999),
                 (Firstar Bank, N.A.,
                 Cincinnati LOC), 5.900%,
                 2/3/2000                             4,300,000
                 TOTAL                               47,097,954
                 BROKERAGE-2.3%
     9,200,000   Morgan Stanley, Dean
                 Witter & Co., 5.830% -
                 5.880%, 2/4/2000                     9,200,000
                 ELECTRICAL EQUIPMENT-0.9%
     3,655,000   Alabama State IDA, General
                 Electric Project, (General
                 Electric Co. LOC),
                 5.750%, 2/3/2000                     3,655,000
                 FINANCE - AUTOMOTIVE-1.2%
     4,600,000   General Motors Acceptance

                 Corp., 5.830%, 2/1/2000              4,600,000
                 FINANCE - EQUIPMENT-2.6%
    10,000,000   Deere (John) Capital

                 Corp., 6.230%, 2/1/2000             10,001,614
                 INSURANCE-3.6%
     4,000,000   Albuquerque, NM, (Series
                 2000 A), (Insured by MBIA),
                 5.730%, 2/2/2000                     4,000,000
     4,000,000 1 Allstate Life Insurance
                 Co., 6.113% - 6.616%,
                 2/1/2000                             4,000,000
     3,000,000 1 Jackson National Life
                 Insurance Co., 5.900%,
                 2/22/2000                            3,000,000
     3,000,000   Security Life of Denver
                 Insurance Co., 6.359%,
                 2/10/2000                            3,000,000
                 TOTAL                               14,000,000
                 TOTAL VARIABLE RATE
                 OBLIGATIONS                         88,554,568
PRINCIPAL

AMOUNT                                          VALUE
                 REPURCHASE AGREEMENT-1.6%
                 4

 $   6,300,000   Bank of America, 5.800%,
                 dated 1/31/2000, due
                 2/1/2000                        $    6,300,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 5                $ 389,727,919


1 Denotes a security which is subject to restrictions on resale under federal securities laws. At January 31, 2000, these securities amounted to $9,000,000, which represents 2.3% of net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

3 Current rate and next reset date shown.

4 The repurchase agreement is collateralized fully by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($390,060,690) as of January 31, 2000.

The following acronyms are used throughout this portfolio:



IDA -Industrial Development Authority
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2000 (UNAUDITED)




ASSETS:
Total investments in
securities at amortized
cost and value                                  $ 389,727,919
Income receivable                                   2,112,699
Receivable for shares sold                             24,782
TOTAL ASSETS                                      391,865,400
LIABILITIES:
Payable for investments
purchased                       $     1,000
Payable for shares
redeemed                              1,500
Income distribution
payable                           1,769,597
Accrued expenses                     32,613
TOTAL LIABILITIES                                   1,804,710
Net assets for 390,060,690
shares outstanding                              $ 390,060,690
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$390,060,690 / 390,060,690
shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                          $ 10,965,325
EXPENSES:
Investment adviser fee                          $   784,957
Administrative personnel
and services fee                                    147,903
Custodian fees                                       16,324
Transfer and dividend
disbursing agent fees and
expenses                                             64,108
Directors'/Trustees' fees                             6,831
Auditing fees                                         6,596
Legal fees                                            4,068
Portfolio accounting fees                            40,812
Shareholder services fee                            490,598
Share registration costs                              9,699
Printing and postage                                 11,464
Insurance premiums                                   13,231
Miscellaneous                                         2,711
TOTAL EXPENSES                                    1,599,302
WAIVERS:
Waiver of investment

adviser fee                    $  (314,022)
Waiver of shareholder

services fee                      (392,478)
TOTAL WAIVERS                                      (706,500)
Net expenses                                                           892,802
Net investment income                                             $ 10,072,523


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                                   SIX MONTHS

                              ENDED

                              (unaudited)          YEAR ENDED
                              JANUARY 31,          JULY 31,
                              2000                 1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $ 10,072,523          $ 21,206,728
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                (10,072,523)          (21,206,728)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                         1,069,301,832         2,231,199,677
Net asset value of shares
issued to shareholders in
payment of
distributions declared             1,608,394             3,706,698
Cost of shares redeemed       (1,061,249,944)       (2,266,609,807)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                       9,660,282           (31,703,432)
Change in net assets               9,660,282           (31,703,432)
NET ASSETS:
Beginning of period              380,400,408           412,103,840
End of period                  $ 390,060,690         $ 380,400,408


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                           SIX MONTHS
                                           ENDED
                                           (unaudited)
                                           JANUARY 31,      YEAR ENDED JULY 31,
                                           2000             1999         1998
1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.00           $ 1.00       $ 1.00
$ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.03             0.05
0.05        0.05        0.05        0.05
LESS DISTRIBUTIONS:
Distributions from net investment income    (0.03)           (0.05)       (0.05)
(0.05)      (0.05)      (0.05)
NET ASSET VALUE, END OF PERIOD             $ 1.00           $ 1.00       $ 1.00
$ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                               2.59%            4.88%
5.35%       5.19%       5.31%       5.42%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                     0.46% 2          0.46%
0.46%       0.46%       0.46%       0.46%
Net investment income                        5.13% 2          4.81%
5.24%       5.09%       5.22%       5.32%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $390,061         $380,400     $412,104
$464,012    $513,687    $507,272


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000 (UNAUDITED)

ORGANIZATION

Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective February 1, 2000, the Fund became a portfolio of Money Market Obligations Trust (the "Trust"). The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair market value as determined by the Fund's pricing committee.

Additional information on each restricted security held at January 31, 2000 is as follows:




SECURITY                              ACQUISITION DATE   ACQUISITION COST
Goldman Sachs Group, Inc.             1/24/2000          $2,000,000
Jackson National Life Insurance Co.  12/31/1999           3,000,000
Allstate Life Insurance Co.           5/24/1999           4,000,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2000, capital paid-in aggregated $390,060,690. Transactions in shares were as follows:




                              SIX MONTHS
                              ENDED              YEAR ENDED
                              JANUARY 31,        JULY 31,
                              2000               1999
Shares sold                    1,069,301,832      2,231,199,677
Shares issued to
shareholders in payment of
distributions declared             1,608,394          3,706,698
Shares redeemed               (1,061,249,944)    (2,266,609,807)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                 9,660,282        (31,703,432)


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a
Shareholder Services
Agreement with Federated
Shareholder Services Company

("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Money Market Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 2000

 [Graphic]
 Federated

 Money Market Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N229

8030103 (3/00)

 [Graphic]



SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Obligations Fund. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 2000. It begins with an investment review of the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

In Prime Obligations Fund, your ready cash is at work pursuing daily income along with the additional advantages of daily liquidity and stability of principal. 1 At the end of the reporting period, the fund's $10.3 billion in net assets were invested across a wide range of high-quality, short-term money market securities, including commercial paper (39.7%), variable rate instruments (28.8%), short-term notes (10.4%), certificates of deposit (7.6%), time deposits (6.2%), repurchase agreements (3.8%), and loan participation notes (3.5%).

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares each totaled $0.03 per share.

Thank you for your confidence in the daily earning power of Prime Obligations Fund. Your questions and comments are always welcome.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

Prime Obligations Fund invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, loan participation notes, short-term notes, time deposits, variable rate instruments and repurchase agreements.

The past six months was another banner period for economic growth in the U.S. Gross domestic product growth averaged 5.50% in 1999, with the economy gaining steam in the second half of the year. The outlook for 2000 is one of continuing strength and above trend performance based on a phenomenal consumer sentiment. The consumer has kept this year's performance on steady ground, but the industrial sector also kept pace through the fourth quarter. Although industry did not outperform in the fourth quarter, it held steady, letting the consumer engine pull the overall economy ahead. With an overall unemployment rate of just 4.10%, it is difficult to see what could derail the consumer.

Inflation concerns retreated from their spring heights to rather mundane levels. For the entire reporting period, the consumer price index increased just 2.90%, while the producer price index rose 3.50%, both on an annualized basis. Wages also increased throughout the year, growing at an overall rate of 4.00% annualized during the second half of 1999. However, concern remains that the pool of labor available may cause wage pressures to escalate in the near term.

The Federal Reserve Board (the "Fed") continued to act preemptively to quell these inflationary threats and raised the target rate for federal funds from 5.00% to 5.25% on August 24, 1999, and then from 5.25% to 5.50% on November 16, 1999. The market had already anticipated such actions, resulting in a much steeper money market yield curve throughout most of the reporting period. Thirty-day commercial paper started the reporting period at 5.11% on July 1, 1999, and basically traded steadily up to the 5.50% level through the end of November. Seasonal and Year 2000 effects then took hold and caused the 30-day commercial paper rate to spike as high as 6.46% in December before retreating to the 5.78% level at the end of the reporting period.

The target average maturity range for the fund was decreased from 45- 55 days to 40-50 days on January 10, 2000, reflecting the Fed's concern about overzealousness in the stock markets and potential inflationary threats. In structuring the fund, there was continued emphasis placed on positioning 30%-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 2000, the net assets of Prime Obligations Fund increased from $9.4 billion to $10.3 billion, while the 7- day net yield increased from 5.01% to 5.68% 1 for Institutional Shares, and from 4.76% to 5.43%1 for Institutional Service Shares. The effective average maturity of the fund on January 31, 2000 was 41 days.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

JANUARY 31, 2000 (UNAUDITED)




PRINCIPAL

AMOUNT                                                         VALUE
                    CERTIFICATES OF DEPOSIT-
                    7.6%
                    BANKING-7.6%

  $  50,000,000     Bank One, Illinois, N.A.,
                    5.960%, 11/13/2000               $     49,971,934
     15,000,000     Bank of Montreal, 5.200%,
                    5/12/2000                              14,998,002
     70,000,000     Bayerische Landesbank
                    Girozentrale, 5.120%
                    3/21/2000                              69,993,610
    110,000,000     Canadian Imperial Bank of
                    Commerce, 5.010% - 5.270%,
                    2/7/2000 - 3/3/2000                   109,997,526
    262,500,000     Commerzbank AG, Frankfurt,
                    5.160% - 5.240%, 3/9/2000 -
                    5/15/2000                             262,487,989
     50,000,000     Svenska Handelsbanken,
                    Stockholm, 5.150%,
                    3/20/2000                              49,998,100
     41,000,000     Toronto - Dominion Bank,
                    5.900%, 4/10/2000                      40,997,677
    189,000,000     UBS AG, 5.250% - 6.130%,
                    3/10/2000 - 11/29/2000                188,916,270
                    TOTAL CERTIFICATES OF
                    DEPOSIT                               787,361,108
                    COMMERCIAL PAPER-39.7% 1
                    BANKING-17.6%
    190,000,000     Abbey National N.A. Corp.,
                    (Abbey National Bank PLC,
                    London, GTD),
                    5.820% - 5.830%, 4/13/2000
                    - 4/25/2000                           187,688,600
     75,000,000     Asset Securitization

                    Cooperative Corp., 5.750%
                    - 5.850%, 2/22/2000 -
                    2/24/2000                              74,731,007
     80,000,000     Australia & New Zealand ANZ
                    (Delaware), Inc.,
                    (Australia & New Zealand
                    Banking Group, Melbourne,
                    GTD), 5.840%, 4/12/2000                79,078,578
    204,000,000     Cregem North America,
                    Inc., (Credit Communal de

                    Belgique, Brussels, GTD),
                    5.740% - 5.920%, 2/8/2000 -
                    3/7/2000                              203,466,858
    129,300,000     Den Danske Corp., Inc.,
                    (Den Danske Bank AS, GTD),
                    5.790% - 5.890%, 3/1/2000 -
                    5/2/2000                              128,095,732
     18,784,000     Fountain Square Commercial

                    Funding Corp., (Fifth

                    Third Bank, Cincinnati
                    Support Agreement), 5.700%
                    - 5.800%, 2/9/2000 -
                    5/10/2000                              18,696,502
    533,251,000     Market Street Funding
                    Corp., (PNC Bank, N.A.
                    LOC), 5.680% - 6.070%,
                    2/7/2000 - 3/6/2000                   531,142,527
     55,982,000     Park Avenue Receivables
                    Corp., 5.720% - 5.900%,
                    2/10/2000 - 2/25/2000                  55,848,025
      4,648,000     Riverside County, CA,
                    (Westdeutsche Landesbank
                    Girozentrale LOC),
                    5.650%, 2/3/2000                        4,646,541
    150,000,000     Svenska Handelsbanken,
                    Inc., (Svenska
                    Handelsbanken, Stockholm,
                    GTD), 5.840%, 4/17/2000               148,150,667
    175,799,000     Three Rivers Funding
                    Corp., 5.600% - 5.720%,
                    2/10/2000 - 2/24/2000                 175,430,702
PRINCIPAL

AMOUNT                                                         VALUE
                    COMMERCIAL PAPER-continued
                    1

                    BANKING-CONTINUED
 $  172,000,000     Toronto Dominion Holdings
                    (USA), Inc., (Toronto
                    Dominion Bank GTD),
                    5.850%, 4/7/2000                $     170,155,300
     30,000,000     Westpac Capital Corp.,
                    (Westpac Banking Corp.
                    Ltd., Sydney GTD),
                    5.800%, 5/2/2000                       29,560,167
                    TOTAL                               1,806,691,206
                    BROKERAGE-2.4%
    100,000,000     Credit Suisse First
                    Boston, Inc., 5.850%,
                    4/6/2000 - 4/7/2000                    98,936,438
     50,000,000     Goldman Sachs Group, Inc.,
                    6.000%, 4/28/2000                      49,293,125
    100,000,000     Morgan Stanley, Dean
                    Witter & Co., 5.850%,
                    4/17/2000                              98,765,000
                    TOTAL                                 246,994,563
                    ELECTRIC POWER-0.3%
     26,150,000     Southern Electric
                    Generating Co. (SEGCO),
                    5.960%, 4/11/2000                      25,846,951
                    FINANCE - AUTOMOTIVE-0.2%
     20,000,000     General Motors Acceptance

                    Corp., 5.250%, 3/6/2000                19,900,833
                    FINANCE - COMMERCIAL-13.3%
    200,000,000     CIT Group, Inc., 5.810% -
                    5.950%, 2/1/2000 -
                    4/27/2000                             199,228,068
     59,000,000     Corporate Asset Funding
                    Co., Inc. (CAFCO), 5.860%,
                    2/28/2000                              58,740,695
     25,000,000     Edison Asset
                    Securitization LLC,
                    5.900%, 5/15/2000                      24,573,889
     85,000,000     Eureka Securitization

                    Inc., 5.830%, 4/7/2000                 84,091,492
    200,205,000     Falcon Asset
                    Securitization Corp.,
                    5.660% - 5.720%, 2/10/2000
                    - 2/28/2000                           199,719,574
     58,000,000     GE Capital International
                    Funding, Inc., (General
                    Electric Capital Corp.

                    GTD), 5.960%, 3/9/2000                 57,644,718
    223,000,000     General Electric Capital
                    Corp., 5.800% - 5.920%,
                    2/25/2000 - 3/20/2000                 221,685,849
     87,194,000     Greenwich Funding Corp.,
                    4.930% - 5.850%, 2/1/2000 -
                    4/11/2000                              86,574,500
     70,000,000     Preferred Receivables
                    Funding Co. (PREFCO),
                    5.750%, 3/7/2000                       69,608,681
    194,435,000     Receivables Capital Corp.,
                    5.670% - 5.850%, 2/7/2000 -
                    3/20/2000                             193,888,351
    176,800,000     Sigma Finance, Inc.,
                    5.500% - 5.870%, 2/1/2000 -
                    4/25/2000                             175,402,504
                    TOTAL                               1,371,158,321
                    FINANCE - RETAIL-0.1%
     14,000,000     Island Finance, Puerto
                    Rico, (Norwest Corp.
                    Support Agreement)
                    5.670%, 2/11/2000                      13,977,950
                    INSURANCE-5.8%
    117,124,000     Aspen Funding Corp., (MBIA
                    INS), 5.670% - 5.730%,
                    2/4/2000 - 2/17/2000                  116,925,240
PRINCIPAL

AMOUNT                                                         VALUE
                    COMMERCIAL PAPER-continued
                    1

                    INSURANCE-CONTINUED
 $   68,000,000     CXC, Inc., 5.870% - 5.910%,
                    2/2/2000 - 4/28/2000            $      67,218,466
    112,000,000     Marsh USA Inc., 5.580% -
                    5.850%, 2/16/2000 -
                    7/28/2000                             110,200,156
    307,900,000     Sheffield Receivables
                    Corp., 5.680% - 5.950%,
                    2/4/2000 - 2/22/2000                  307,372,902
                    TOTAL                                 601,716,764
                    TOTAL COMMERCIAL PAPER              4,086,286,588
                    SHORT-TERM NOTES-10.4%
                    BANKING-0.9%
     89,000,000     Bank One, Illinois, N.A.,
                    6.025% - 6.070%,
                    10/10/2000 - 11/13/2000                88,961,829
      4,000,000     Westpac Banking Corp.
                    Ltd., Sydney, 6.220%,
                    11/30/2000                              3,997,434
                    TOTAL                                  92,959,263
                    BROKERAGE-3.9%
    405,000,000     Goldman Sachs Group, Inc.,
                    5.831% - 6.010%, 3/14/2000
                    - 3/29/2000                           405,000,000
                    FINANCE - AUTOMOTIVE-0.3%
      5,658,514     Honda Auto Lease Trust
                    1999-A, Class A1, 5.445%,
                    8/15/2000                               5,658,514
     22,276,001     Toyota Auto Receivables
                    1999-A Owner Trust, Class

                    1, 5.365%, 8/11/2000                   22,276,001
                    TOTAL                                  27,934,515
                    FINANCE - COMMERCIAL-5.0%
    340,400,000     Beta Finance, Inc., 5.100%
                    -6.020%, 2/16/2000 -
                    9/1/2000                              340,399,941
    174,500,000     Sigma Finance, Inc.,
                    6.000% - 6.360%, 8/11/2000
                    - 11/13/2000                          174,500,000
                    TOTAL                                 514,899,941
                    FINANCE - EQUIPMENT-0.3%
     13,502,425     Caterpillar Financial
                    Asset Trust 1999-A, Class

                    1, 5.365%, 7/25/2000                   13,502,425
     16,075,498     Copelco Capital Funding
                    LLC 1999-B, Class A-1,
                    5.937%, 10/18/2000                     16,075,498
        714,600     Navistar Financial 1999-A
                    Owner Trust, Class A-1,
                    5.003%, 6/15/2000                         714,549
                    TOTAL                                  30,292,472
PRINCIPAL

AMOUNT                                                         VALUE
                    SHORT-TERM NOTES-continued
                    INSURANCE-0.0%
  $      25,000     Americredit Automobile
                    Receivables Trust 2000-A,
                    Class A1, (FSA INS),
                    6.040%, 2/5/2001                $          25,000
        754,021     First Sierra Equipment
                    Contract Trust 1999-1,
                    Class A1, (MBIA INS),
                    4.967%, 5/15/2000                         754,005
                    TOTAL                                     779,005
                    TOTAL SHORT-TERM NOTES              1,071,865,196
                    LOAN PARTICIPATION-3.5%
                    ELECTRICAL EQUIPMENT-0.3%
     29,300,000     Mt. Vernon Phenol Plant
                    Partnership, (General
                    Electric Co. GTD),
                    6.120%, 5/17/2000                      29,300,000
                    FINANCE - AUTOMOTIVE-2.4%
    251,000,000     General Motors Acceptance
                    Corp., Mortgage of PA,
                    (General Motors Acceptance
                    Corp. GTD), 5.620% -
                    6.863%, 2/1/2000 - 3/15/2000          251,000,000
                    FINANCE - EQUIPMENT-0.8%
     85,000,000     Pitney Bowes Credit Corp.,
                    5.809%, 2/10/2000                      84,877,175
                    TOTAL LOAN PARTICIPATION              365,177,175
                    VARIABLE RATE INSTRUMENTS-
                    28.8% 3
                    BANKING-13.4%
      8,835,000     4 C's LLC, Series 1998,
                    (KeyBank, N.A. LOC),
                    6.100%, 2/3/2000                        8,835,000
      2,965,000     550 West 14th Place, Series
                    1999-A, (Harris Trust &
                    Savings Bank,
                    Chicago LOC), 5.900%,
                    2/3/2000                                2,965,000
      5,390,000     Abbott Foods, Series 1996,
                    (Huntington National Bank,
                    Columbus, OH LOC), 5.980%,
                    2/3/2000                                5,390,000
     13,200,000     Active Living of Glenview,
                    LLC, Series 1998, (Firstar
                    Bank, Milwaukee, WI LOC),
                    6.000%, 2/2/2000                       13,200,000
      4,760,000     Alabama State IDA, Series
                    1994, Miltope Project,
                    (Regions Bank, Alabama

                    LOC), 6.160%, 2/3/2000                  4,760,000
      5,210,000     Alabama State IDA,
                    (Wellborn Cabinet, Inc.),
                    Tax Revenue Bonds, (Fleet
                    Bank N.A. LOC), 5.850%,
                    2/3/2000                                5,210,000
      2,135,000     Alabama State IDA,
                    Standard Furniture
                    Project, Series 1995,
                    (AmSouth Bank N.A.,
                    Birmingham, AL LOC),
                    5.850%, 2/3/2000                        2,135,000
      5,420,000     Alexandria Executive Club
                    LP, (Huntington National
                    Bank, Columbus, OH LOC),
                    5.980%, 2/3/2000                        5,420,000
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    BANKING-CONTINUED
 $    7,500,000     Aliceville, AL IDB,
                    Buchanan Hardwood Flooring
                    Co., Series 1999, (Regions
                    Bank, Alabama LOC),
                    6.160%, 2/3/2000                $       7,500,000
      2,870,000     Allegheny County, PA IDA,
                    Series 1999-B, (Bank One,
                    Ohio, N.A. LOC),
                    5.980%, 2/3/2000                        2,870,000
     10,890,000     American Xtal Technology,
                    Inc., Xtal Project, Series
                    1998, (U.S. Bank, N.A.,
                    Minneapolis, MN LOC),
                    5.780%, 2/3/2000                       10,890,000
      8,080,000     Arrow N.A., Inc., (Bank of
                    America, N.A. LOC),
                    5.980%, 2/3/2000                        8,080,000
      3,500,000     Asset Holdings V,
                    (Bayerische Hypotheken-und
                    Vereinsbank AG LOC),
                    5.940%, 2/3/2000                        3,500,000
     47,000,000     Asset Securitization

                    Cooperative Corp., 5.831%
                    - 5.903%, 2/7/2000 -
                    2/14/2000                              46,999,610
     12,000,000     Association of American
                    Medical Colleges, (Chase
                    Manhattan Bank N.A.,

                    New York), 6.040%, 2/2/2000            12,000,000
      3,000,000     Auth Family LLC, 1998
                    Issue, (Allfirst LOC),
                    5.860%, 2/1/2000                        3,000,000
      3,800,000     Balboa Investment Group V,
                    Series 1997, (AmSouth Bank
                    N.A., Birmingham, AL LOC),
                    5.850%, 2/3/2000                        3,800,000
      4,000,000     Bardstown City, KY, (RJ
                    Tower Project), Series
                    1995, (Comerica Bank LOC),
                    5.950%, 2/3/2000                        4,000,000
      8,000,000     Bethesda Country Club,
                    Inc., Series 1997,
                    (Allfirst LOC), 5.860%,
                    2/1/2000                                8,000,000
     18,305,000     Beverly Hills Nursing
                    Center, Inc., Medilodge
                    Project Series 1996,
                    (KeyBank, N.A. LOC),
                    6.030%, 2/3/2000                       18,305,000
      1,557,790     Bowling Green Manor L.P.,
                    (Huntington National Bank,
                    Columbus, OH LOC), 5.980%,
                    2/3/2000                                1,557,790
      9,670,000     Brentlinger Real Estate
                    Co., (Huntington National
                    Bank, Columbus, OH LOC),
                    5.940%, 2/3/2000                        9,670,000
      2,800,000     Broadway Investments,
                    Inc., Series 1999,
                    (Huntington National Bank,
                    Columbus, OH LOC), 5.980%,
                    2/3/2000                                2,800,000
      1,390,000     Burlington, WI Community
                    Development Authority, Hi
                    Liter Graphics,
                    Series 1998 B, (Bank One,
                    Wisconsin, N.A. LOC),
                    5.990%, 2/3/2000                        1,390,000
      9,321,000     Capital One Funding Corp.,
                    Series 1998-C, (Bank One,
                    Ohio, N.A. LOC),
                    5.940%, 2/3/2000                        9,321,000
     21,805,000     Capital One Funding Corp.,
                    Series 1999-B, (Bank One,
                    Ohio, N.A. LOC),
                    5.940%, 2/3/2000                       21,805,000
      2,400,000     Capital One Funding Corp.,
                    Series 1994-A, (Bank One,
                    Ohio, N.A. LOC),
                    5.940%, 2/3/2000                        2,400,000
     11,691,000     Capital One Funding Corp.,
                    Series 1994-C, (Bank One,
                    Ohio, N.A. LOC),
                    5.940%, 2/3/2000                       11,691,000
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    BANKING-CONTINUED
  $   8,187,000     Capital One Funding Corp.,
                    Series 1994-D, (Bank One,
                    Kentucky LOC),
                    5.940%, 2/3/2000                $       8,187,000
        260,000     Capital One Funding Corp.,
                    Series 1995-A, (Bank One,
                    Indiana, N.A. LOC),
                    5.940%, 2/3/2000                          260,000
      8,430,000     Capital One Funding Corp.,
                    Series 1995-B, (Bank One,
                    Kentucky LOC),
                    5.940%, 2/3/2000                        8,430,000
     19,020,000     Capital One Funding Corp.,
                    Series 1995-F, (Bank One,
                    Ohio, N.A. LOC),
                    5.940%, 2/3/2000                       19,020,000
      8,000,000     Capital One Funding Corp.,
                    Series 1996-H, (Bank One,
                    West Virginia, N.A. LOC),
                    5.940%, 2/3/2000                        8,000,000
        905,000     Carpenter, Thomas E.,
                    Series 1998, (Huntington
                    National Bank, Columbus,
                    OH LOC), 6.030%, 2/3/2000                 905,000
      9,000,000     Carport, Inc., Series
                    1997, (AmSouth Bank N.A.,
                    Birmingham, AL LOC),
                    5.850%, 2/3/2000                        9,000,000
      4,050,000     Cattail Creek Country
                    Club, Series 1999,
                    (Allfirst LOC), 5.860%,
                    2/1/2000                                4,050,000
      3,600,000     Cleveland Sportsplex Ltd.,
                    (Huntington National Bank,
                    Columbus, OH LOC), 5.980%,
                    2/3/2000                                3,600,000
      5,140,000     Clinton County, NY IDA,
                    Bombardier Project, Series
                    1998-B, (HSBC Bank USA
                    LOC), 6.000%, 2/3/2000                  5,140,000
      1,007,337     Clyde Manor LP,
                    (Huntington National Bank,
                    Columbus, OH LOC),
                    5.980%, 2/3/2000                        1,007,337
        490,000     Colorado Health Facilities
                    Authority, Development
                    Disabilities Center
                    Project, Series 1998-F1,
                    (Bank One, Colorado LOC),

                    6.040%, 2/3/2000                          490,000
      1,070,000     Colorado Health Facilities
                    Authority, Development
                    Disabilities Resource
                    Center, Series 1998-C1,
                    (Bank One, Colorado LOC),

                    5.940%, 2/3/2000                        1,070,000
      2,915,000     Colorado Health Facilities
                    Authority, Goodwill
                    Industries of Denver
                    Project, Series 1998-G1,
                    (Bank One, Colorado LOC),

                    5.980%, 2/3/2000                        2,915,000
      2,805,000     Columbia County, GA
                    Development Authority,
                    Series 1993, (SunTrust
                    Banks, Inc. LOC), 5.850%,
                    2/2/2000                                2,805,000
    140,300,000     Comerica Bank, 5.791% -
                    5.864%, 2/9/2000 -
                    2/25/2000                             140,236,389
      8,000,000     Commercial Contractors,
                    Inc., Series 1998,
                    (Allfirst LOC), 5.860%,
                    2/1/2000                                8,000,000
      7,000,000     Communications Corp. of
                    America, Series 1998,
                    (Wachovia Bank of NC, N.A.
                    LOC), 5.820%, 2/2/2000                  7,000,000
      7,300,000     Cruiser Properties LLC,
                    Series 1999, (Huntington
                    National Bank, Columbus,
                    OH LOC), 6.030%, 2/3/2000               7,300,000
      4,800,000     Damascus Company Ltd.,
                    Series 1998, (Huntington
                    National Bank, Columbus,
                    OH LOC), 6.030%, 2/3/2000               4,800,000
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    BANKING-CONTINUED
 $   11,000,000     David Lipscomb University,
                    Series 1998, (SunTrust
                    Bank, Nashville, TN LOC),
                    5.850%, 2/2/2000                $      11,000,000
     18,000,000     Decatur, AL IDB, Bailey-
                    PVS Oxides Project, Series
                    1998, (SunTrust Bank,
                    Central Florida LOC),
                    6.060%, 2/3/2000                       18,000,000
      8,210,000     Dewberry IV LP, Series
                    1997, (Allfirst LOC),
                    5.860%, 2/1/2000                        8,210,000
      5,050,000     Die-Matic Corp.,
                    (Huntington National Bank,
                    Columbus, OH LOC),
                    6.030%, 2/3/2000                        5,050,000
      4,305,000     Double H Plastics, Inc.,
                    Series 1998, (First Union
                    National Bank, Charlotte,
                    NC LOC), 5.860%, 2/2/2000               4,305,000
      2,915,000     Douglas County, GA
                    Development Authority,
                    Heritage Bag Project,
                    Series 1998-B, (Wachovia
                    Bank of NC, N.A. LOC),
                    6.160%, 2/3/2000                        2,915,000
      3,600,000     Eastwinds Investment,
                    Ltd., (Huntington National
                    Bank, Columbus, OH LOC),
                    5.980%, 2/3/2000                        3,600,000
      6,000,000     Fannin County IDA, Series
                    1998, Georgia Crown
                    Distributing Co.,
                    (SunTrust Bank, Atlanta,
                    GA LOC), 5.850%, 2/2/2000               6,000,000
      4,690,000     Foothill Development Group
                    LLC, Series 1998,
                    (U.S. Bank, N.A.,
                    Minneapolis, MN LOC),
                    5.940%, 2/3/2000                        4,690,000
      4,142,000     Frank Parsons Paper Co.,
                    Inc., Series 1999,
                    (Allfirst LOC), 5.871%,
                    2/4/2000                                4,142,000
      1,345,000     Frederick County, MD,
                    Thogar LLC Facility,
                    Series 1998-B, (Allfirst
                    LOC), 5.860%, 2/1/2000                  1,345,000
      3,700,000     G.M.H. Enterprises, Inc.,
                    Series 1995, (National
                    City Bank, Ohio LOC),
                    5.820%, 2/3/2000                        3,700,000
     16,400,000     Galasso Materials LLC and
                    Galasso Holdings LLC,
                    Series 1998, (KeyBank,
                    N.A. LOC), 6.100%, 2/3/2000            16,400,000
      2,420,000     Gerken Materials, Inc.,
                    Series 1995, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000               2,420,000
      3,210,000     Gerken Materials, Inc.,
                    Series 1997, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000               3,210,000
     11,735,000     Grand Aire Express, Inc.,
                    Series 1997, (National
                    City Bank, Ohio LOC),
                    5.820%, 2/3/2000                       11,735,000
      1,100,000     Great Lakes Brewing Co.,
                    (Huntington National Bank,
                    Columbus, OH LOC), 5.980%,
                    2/3/2000                                1,100,000
      2,100,000     Grote Family LP
                    (Huntington National Bank,
                    Columbus, OH LOC),
                    5.980%, 2/3/2000                        2,100,000
      7,350,000     Gwinnett County, GA,
                    Newell Recycling of
                    Atlanta, Series 1998,
                    (Bank One, Texas N.A. LOC),
                    5.940%, 2/3/2000                        7,350,000
      7,200,000     Hamilton Farm Bureau
                    Cooperative, Inc., Series
                    1999, (Huntington National
                    Bank, Columbus, OH LOC),

                    6.030%, 2/3/2000                        7,200,000
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    BANKING-CONTINUED
 $    4,920,000     Hazlet Manor Associates,
                    Series 1998, (Allfirst

                    LOC), 5.860%, 2/1/2000          $       4,920,000
      4,390,000     Historical Preservation
                    Authority of Birmingham,
                    Series 1993, (AmSouth Bank
                    N.A., Birmingham, AL LOC),
                    5.850%, 2/3/2000                        4,390,000
     10,385,000     Hunt Club Apartments,
                    Inc., (Huntington National
                    Bank, Columbus, OH LOC),
                    5.980%, 2/3/2000                       10,385,000
        170,000     Illinois Development
                    Finance Authority, Series
                    1996B, Nimlok Co.,
                    Project, (Bank One,
                    Illinois, N.A. LOC),
                    6.090%, 2/3/2000                          170,000
      4,500,000     J.P. Plymouth Properties
                    LLC, Series 1999,
                    (Michigan National Bank,
                    Farmington Hills, MI LOC),
                    5.920%, 2/2/2000                        4,500,000
      6,100,000     J.W. Harris, Series 1999 &
                    2000, (Fifth Third Bank,
                    Cincinnati, OH LOC),
                    5.830%, 2/3/2000                        6,100,000
     17,295,000     JFK Family Borrowing LLP,
                    Series 1997, (Allfirst

                    LOC), 5.810%, 2/1/2000                 17,295,000
     10,780,000     Kendall Health Care
                    Properties, Series 1997,
                    (SunTrust Bank, Miami, FL
                    LOC), 5.900%, 2/2/2000                 10,780,000
      6,500,000     Kendall Health Care
                    Properties, Series 1998-A,
                    (SunTrust Bank, Miami, FL
                    LOC), 5.900%, 2/2/2000                  6,500,000
      5,500,000     Kendall Health Care
                    Properties, Series 1998-B,
                    (SunTrust Bank, Miami, FL
                    LOC), 5.900%, 2/2/2000                  5,500,000
      4,055,000     Kings Creek Country Club,
                    Inc., Series 1997, (First
                    Union National Bank,
                    Charlotte, NC LOC),
                    5.910%, 2/2/2000                        4,055,000
      2,400,000     L.H. Kroh, Inc., Series
                    1998, (First Union
                    National Bank, Charlotte,
                    NC LOC), 5.910%, 2/2/2000               2,400,000
    157,000,000     Liquid Asset Backed
                    Securities Trust, Series
                    1996-3, (Westdeutsche
                    Landesbank Girozentrale
                    Swap Agreement), 5.801%,

                    2/15/2000                             157,000,000
     37,341,209     Liquid Asset Backed
                    Securities Trust, Series
                    1997-1, (Westdeutsche
                    Landesbank Girozentrale
                    Swap Agreement), 5.793%,

                    2/15/2000                              37,341,209
      7,960,000     Mack Industries, Series
                    1998, (Huntington National
                    Bank, Columbus, OH LOC),
                    5.980%, 2/3/2000                        7,960,000
      5,600,000     Maples Industries, Inc.,
                    (Regions Bank, Alabama

                    LOC), 6.190%, 2/3/2000                  5,600,000
     22,685,000     Maryland Economic
                    Development Corp., Human
                    Genome Series 1997,
                    (Allfirst LOC), 5.810%,
                    2/1/2000                               22,685,000
      4,000,000     McClatchy-Avondale Corp.,
                    Series 1999, (Allfirst

                    LOC), 5.860%, 2/1/2000                  4,000,000
      1,440,000     McClellan Management,
                    Inc., Genoa Health Care
                    Center Project, Series
                    1999, (Fifth Third Bank of
                    Northwestern OH LOC),

                    6.040%, 2/3/2000                        1,440,000
      5,990,000     Medford Convalescent &
                    Nursing Center, Series
                    1997, (Allfirst LOC),
                    5.860%, 2/1/2000                        5,990,000
      2,835,000     Midwest Funding Corp.,
                    Series 1991 A, Class A-1,
                    (Bank One, Ohio, N.A. LOC),
                    5.980%, 2/3/2000                        2,835,000
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    BANKING-CONTINUED
 $    3,069,000     Midwest Funding Corp.,
                    Series 1991-C, (Bank One,
                    Ohio, N.A. LOC),
                    5.940%, 2/3/2000                $       3,069,000
      2,584,000     Midwest Funding Corp.,
                    Series 1992-B, (Bank One,
                    Ohio, N.A. LOC),
                    5.940%, 2/3/2000                        2,584,000
      2,081,000     Midwest Funding Corp.,
                    Series 1992-C, (Bank One,
                    Ohio, N.A. LOC),
                    5.980%, 2/3/2000                        2,081,000
      4,650,000     Miller, James & Deborah,
                    Series 1997, (Allfirst

                    LOC), 5.860%, 2/1/2000                  4,650,000
     10,000,000     Mississippi Business
                    Finance Corp., Choctaw
                    Foods, Inc., (Rabobank
                    Nederland, Utrecht LOC),

                    5.850%, 2/2/2000                       10,000,000
     17,000,000     Mississippi Business
                    Finance Corp., Series
                    1994, Georgia Gulf,
                    (Wachovia Bank of NC, N.A.
                    LOC), 5.820%, 2/2/2000                 17,000,000
      2,000,000     Mississippi Business
                    Finance Corp., Series
                    1995, Plantation Pointe LP
                    Project, (SunTrust Bank,
                    Atlanta LOC), 6.160%,
                    2/3/2000                                2,000,000
     13,235,000     North Oaks Partnership,
                    Series 1998, (Lasalle
                    National Bank, Chicago, IL

                    LOC), 5.890%, 2/3/2000                 13,235,000
      1,800,000     Nova University, Inc.
                    Lease Revenue Bonds,
                    Series 1993, Miami
                    Dolphins Training
                    Facility, (SunTrust Bank,
                    South Florida LOC),
                    5.850%, 2/2/2000                        1,800,000
      5,099,000     Oceana County Freezer
                    Storage, Inc., Series
                    1998, (Huntington National
                    Bank, Columbus, OH LOC),

                    6.080%, 2/3/2000                        5,099,000
      1,200,000     Oceana County Freezer
                    Storage, Inc., Series
                    1999, (Huntington National
                    Bank, Columbus, OH LOC),

                    6.080%, 2/3/2000                        1,200,000
     10,150,000     Ohio Solid Waste Facility,
                    Bailey-PVS Oxides LLC,
                    Series 1998, (KeyBank,
                    N.A. LOC), 6.100%,
                    2/3/2000                               10,150,000
      5,500,000     Old South Country Club,
                    Inc., Series 1999,
                    (Allfirst LOC), 5.860%,
                    2/1/2000                                5,500,000
     11,500,000     One Renaissance Hamilton,
                    Inc., Series 1999, (Bank
                    One, Ohio N.A. LOC),
                    5.880%, 2/3/2000                       11,500,000
      1,815,000     Orangeburg Convalescent
                    Care Center, Inc., Series
                    1995-A, (PNC Bank, N.A.
                    LOC), 5.810%, 2/1/2000                  1,815,000
      2,070,000     P & P Investment Co., Inc.,
                    Series 1998, (Fifth Third
                    Bank, Cincinnati, OH LOC),
                    5.830%, 2/3/2000                        2,070,000
      2,080,000     PV Communications, Inc.,
                    Series 1998, (Huntington
                    National Bank, Columbus,
                    OH LOC), 6.030%, 2/3/2000               2,080,000
     41,400,000     Park Avenue Receivables

                    Corp., 5.922%, 2/3/2000                41,400,000
      1,840,000     Port Authority of Saint
                    Paul, MN, Bix Fruit Co.,
                    Series 1998-B, (U.S. Bank,
                    N.A., Minneapolis, MN
                    LOC), 6.070%, 2/3/2000                  1,840,000
      3,150,000     Port Authority of Saint
                    Paul, MN, National
                    Checking Co. Project,
                    Series 1998-B, (U.S. Bank,
                    N.A., Minneapolis, MN
                    LOC), 5.970%, 2/3/2000                  3,150,000
      8,067,000     Primex Funding Corp.,
                    Series 1997-A, (Bank One,
                    Indiana, N.A. LOC),
                    5.940%, 2/3/2000                        8,067,000
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    BANKING-CONTINUED
 $    2,000,000     R.M.D.H. Properties LLC,
                    (Huntington National Bank,
                    Columbus, OH LOC), 5.980%,
                    2/3/2000                        $       2,000,000
     21,041,330     Rabobank Optional
                    Redemption Trust, Series

                    1997-101, 6.186%, 4/20/2000            21,041,330
      2,710,000     Roby Company Ltd.
                    Partnership, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000               2,710,000
      6,780,000     Roby Company Ltd.
                    Partnership, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000               6,780,000
      9,000,000     Rollins College, Series

                    1998, 5.850%, 2/2/2000                  9,000,000
     11,350,000     Rooker, J.W., (Wachovia
                    Bank of NC, N.A. LOC),
                    5.820%, 2/2/2000                       11,350,000
      2,600,000     San Jose, CA Multifamily
                    Housing Revenue Bonds,
                    Carlton Plaza of San Jose
                    Series 1998 A-T,
                    (Commerzbank AG, Frankfurt

                    LOC), 5.980%, 2/3/2000                  2,600,000
      3,306,000     Sawmill Creek Lodge Co.,
                    Series 1996, (Fifth Third
                    Bank of Northwestern OH

                    LOC), 5.830%, 2/3/2000                  3,306,000
      4,360,000     Scranton Times, LP, Series
                    1997, (PNC Bank, N.A. LOC),
                    5.810%, 2/7/2000                        4,360,000
        780,000     Solon, OH, Custom
                    Graphics, (Bank One, Ohio
                    N.A. LOC), 5.940%,
                    2/3/2000                                  780,000
      1,865,000     Sourser Family Ltd.
                    Partnership, Series 1998,
                    (Dauphin Deposit Bank and
                    Trust LOC), 6.050%, 2/2/2000            1,865,000
      6,450,000     Special Care Facilities,
                    Daphne AL, Presbyterian
                    Retirement Corp.,
                    Series 1998-B, 5.875%,
                    2/3/2000                                6,450,000
      2,880,000     Spitzer Group, Series
                    1996-A, (Bank One, Ohio,
                    N.A. LOC), 5.940%, 2/3/2000             2,880,000
      1,855,000     Spitzer Group, Series
                    1996-B, (Bank One, Ohio,
                    N.A. LOC), 5.940%, 2/3/2000             1,855,000
     14,000,000     Spitzer Group, Series
                    1998-A, (Bank One, Ohio,
                    N.A. LOC), 5.940%, 2/3/2000            14,000,000
      9,698,000     Spitzer Group, Series
                    1998-B, (Bank One, Ohio,
                    N.A. LOC), 5.940%, 2/3/2000             9,698,000
      6,150,000     Springfield Ltd., Series
                    A, (UBS AG LOC), 5.940%,
                    2/3/2000                                6,150,000
      2,750,000     Stratford Properties LP,
                    Series 1998, (Allfirst

                    LOC), 5.860%, 2/1/2000                  2,750,000
      4,525,000     TNT Co., Series 1998,
                    (Huntington National Bank,
                    Columbus, OH LOC),
                    6.030%, 2/3/2000                        4,525,000
     46,345,000     Terry Griffin Gate
                    Partners, Ltd., Series
                    1995, (Bank One, Kentucky

                    LOC), 5.940%, 2/2/2000                 46,345,000
     10,000,000     Three Rivers Funding

                    Corp., 5.880%, 2/1/2000                10,000,000
      5,290,000     Van Dyne Crotty Co., Series
                    1996, (Huntington National
                    Bank, Columbus, OH LOC),
                    5.980%, 2/3/2000                        5,290,000
      9,290,000     Van Dyne Crotty Co., Series
                    1998, (Huntington National
                    Bank, Columbus, OH LOC),
                    5.890%, 2/3/2000                        9,290,000
      3,060,000     Van Wyk Enterprises, Inc.,
                    Series 1998-A, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000               3,060,000
      2,115,000     Van Wyk Enterprises, Inc.,
                    Series 1998-B, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000               2,115,000
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    BANKING-CONTINUED
 $      415,000     Van Wyk Enterprises, Inc.,
                    Series 1998-C, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000       $         415,000
      3,490,000     Van Wyk Enterprises, Inc.,
                    Series 1998-D, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000               3,490,000
        630,000     Van Wyk Enterprises, Inc.,
                    Series 1998-E, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000                 630,000
        795,000     Van Wyk Enterprises, Inc.,
                    Series 1998-F, (Huntington
                    National Bank, Columbus,
                    OH LOC), 5.980%, 2/3/2000                 795,000
        975,000     Van Wyk, Bruce M., Series
                    1998, (Huntington National
                    Bank, Columbus, OH LOC),
                    5.980%, 2/3/2000                          975,000
      2,292,000     Vista Funding Corp.,
                    Series 1992-A, (Bank One,
                    Ohio, N.A. LOC),
                    5.980%, 2/3/2000                        2,292,000
      2,373,000     Vista Funding Corp.,
                    Series 1994-A, (Fifth
                    Third Bank of Northwestern

                    OH LOC), 5.980%, 2/3/2000               2,373,000
      1,202,000     Vista Funding Corp.,
                    Series 1995-B, (Fifth
                    Third Bank of Northwestern

                    OH LOC), 5.980%, 2/3/2000               1,202,000
      9,014,000     Vista Funding Corp.,
                    Series 1995-D, (Fifth
                    Third Bank of Northwestern

                    OH LOC), 5.940%, 2/3/2000               9,014,000
      3,901,000     Vista Funding Corp.,
                    Series 1995-E, (Bank One,
                    Ohio N.A. LOC),
                    5.940%, 2/3/2000                        3,901,000
      7,111,000     Vista Funding Corp.,
                    Series 1998-B, (Fifth
                    Third Bank of Northwestern

                    OH LOC), 5.880%, 2/3/2000               7,111,000
      3,990,000     Vulcan, Inc., (AmSouth
                    Bank N.A., Birmingham, AL

                    LOC), 5.850%, 2/3/2000                  3,990,000
        956,431     Wauseon Manor II LP,
                    (Huntington National Bank,
                    Columbus, OH LOC),
                    5.980%, 2/3/2000                          956,431
      5,990,000     Westminster Village Terre
                    Haute, Inc., (Huntington
                    National Bank, Columbus,

                    OH LOC), 5.980%, 2/3/2000               5,990,000
      2,715,000     Wexner Heritage House,
                    (Huntington National Bank,
                    Columbus, OH LOC), 5.980%,
                    2/3/2000                                2,715,000
     13,025,000     Whetstone Care Center LLC,
                    Series 1998, (Fifth Third
                    Bank, Cincinnati, OH LOC),
                    6.060%, 2/3/2000                       13,025,000
      3,000,000     White Bear Lake, MN, Series
                    1993, (Norwest Bank
                    Minnesota, N.A. LOC),
                    6.290%, 2/3/2000                        3,000,000
     13,800,000     Willacoochee, City of,
                    Development Authority,
                    Longboard, Inc. Project,
                    Series 1997, (Wachovia
                    Bank of NC, N.A. LOC),
                    5.820%, 2/2/2000                       13,800,000
     16,235,000     William Hill Manor, Inc.,
                    Series 1998, (Allfirst

                    LOC), 5.810%, 2/1/2000                 16,235,000
      9,015,000     Willow Hill Industries,
                    (Huntington National Bank,
                    Columbus, OH LOC),
                    5.980%, 2/3/2000                        9,015,000
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    BANKING-CONTINUED
 $    9,000,000     Wilsbach Distributors,
                    Inc., Series 1999,
                    (Allfirst LOC), 6.050%,
                    2/2/2000                        $       9,000,000
      2,175,000     YMCA of Central, OH,
                    (Huntington National Bank,
                    Columbus, OH LOC),
                    5.980%, 2/3/2000                        2,175,000
                    TOTAL                               1,378,618,096
                    BROKERAGE-2.6%
    267,000,000     Morgan Stanley, Dean
                    Witter & Co., 5.830% -
                    5.880%, 2/1/2000                      267,000,000
                    ELECTRICAL EQUIPMENT-0.6%
     65,786,454     Northwest Airlines, Inc.,
                    (General Electric Co.
                    GTD), 5.819%, 2/7/2000                 65,786,454
                    FINANCE - AUTOMOTIVE-2.3%
    138,500,000     General Motors Acceptance

                    Corp., 5.830%, 2/1/2000               138,500,000
    100,000,000     General Motors Acceptance
                    Corp., Mortgage of PA,
                    (General Motors Acceptance
                    Corp. LOC), 5.924%,
                    2/18/2000                              98,979,639
                    TOTAL                                 237,479,639
                    FINANCE - COMMERCIAL-1.5% 153,700,000 Sigma Finance, Inc.,

                    5.830% - 6.296%, 2/1/2000 -
                    3/28/2000                             153,700,000
                    FINANCE - EQUIPMENT-0.2%
     25,000,000     Deere (John) Capital

                    Corp., 6.230%, 2/1/2000                25,004,034
                    GOVERNMENT AGENCY-0.1%
      3,750,000     Grand Pointe II Ltd.
                    Partnership, Series 1999,
                    Globe Apartments, (Federal
                    Home Loan Bank of
                    Indianapolis LOC), 5.980%,
                    2/3/2000                                3,750,000
                    INSURANCE-8.1%
     84,000,000     Allstate Life Insurance
                    Co., 6.113% - 6.616%,
                    2/1/2000                               84,000,000
     85,500,000     First Allmerica Financial
                    Life Insurance Co., 5.488%
                    - 6.306%,

                    2/3/2000 - 2/16/2000                   85,500,000
     40,000,000     GE Life and Annuity
                    Assurance Co., 6.200%,
                    3/1/2000                               40,000,000
    158,600,000     Jackson National Life

                    Insurance Co., 5.900% -
                    6.295%, 2/1/2000 -
                    4/1/2000                              158,600,000
     36,208,837  2  Liquid Asset Backed
                    Securities Trust, Series
                    1997-3, Senior Notes,
                    (AMBAC INS), 6.151%,
                    3/28/2000                              36,208,837
     25,688,415  2  Liquid Asset Backed
                    Securities Trust, Sr.
                    Notes, Series 1998-1,
                    (AMBAC INS), 5.819%,
                    2/25/2000                              25,688,415
PRINCIPAL

AMOUNT                                                         VALUE
                    VARIABLE RATE INSTRUMENTS-
                    continued 3
                    INSURANCE-CONTINUED
 $   67,000,000     Monumental Life Insurance
                    Co., 5.930% - 5.990%,
                    2/1/2000                        $      67,000,000
     75,000,000     Principal Life Insurance

                    Co., 6.260%, 3/1/2000                  75,000,000
     49,000,000     Protective Life Insurance
                    Co., 6.355%, 2/1/2000                  49,000,000
     49,000,000     Security Life of Denver
                    Insurance Co., 6.100% -
                    6.359%, 2/10/2000 -
                    4/28/2000                              49,000,000
    100,000,000     Transamerica Life

                    Insurance and Annuity Co.,
                    6.094%, 2/25/2000 -
                    4/7/2000                              100,000,000
     20,000,000     Transamerica Occidental
                    Life Insurance Co.,
                    6.329%, 2/29/2000                      20,000,000
     44,000,000     Travelers Insurance Co.,
                    6.094%, 4/1/2000                       44,000,000
                    TOTAL                                 833,997,252
                    TOTAL VARIABLE RATE
                    INSTRUMENTS                         2,965,335,475
                    TIME DEPOSITS-6.2%
    150,000,000     Chase Manhattan Bank (USA)
                    N.A., Wilmington, 5.813%,
                    2/1/2000                              150,000,000
    100,000,000     Deutsche Bank, AG, 5.813%,
                    2/1/2000                              100,000,000
     20,000,000     Dresdner Bank, AG,
                    Frankfurt, 5.813%,
                    2/1/2000                               20,000,000
     40,000,000     Mellon Bank N.A.,
                    Pittsburgh, 5.813%,
                    2/1/2000                               40,000,000
    225,000,000     Societe Generale, Paris,
                    5.813%, 2/1/2000                      225,000,000
    100,000,000     Westdeutsche Landesbank
                    Girozentrale, 5.813%,
                    2/1/2000                              100,000,000
                    TOTAL TIME DEPOSITS                   635,000,000
                    REPURCHASE AGREEMENTS-3.8% 4
     90,100,000     Bank of America, 5.800%,
                    dated 1/31/2000, due
                    2/1/2000                               90,100,000
    169,800,000     Donaldson, Lufkin and
                    Jenrette Securities Corp.,
                    5.700%, dated 1/31/2000,
                    due 2/1/2000                          169,800,000
     85,000,000     Toronto Dominion
                    Securities (USA), Inc.,
                    5.690%, dated 1/31/2000,
                    due 2/1/2000                           85,000,000
     50,000,000     Warburg Dillon Reed LLC,
                    5.650%, dated 1/31/2000,
                    due 2/1/2000                           50,000,000
                    TOTAL REPURCHASE
                    AGREEMENTS                            394,900,000
                    TOTAL INVESTMENTS (AT
                    AMORTIZED COST) 5                $ 10,305,925,542


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2000, these securities amounted to $99,238,461 which represents 1.0% of net assets.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($10,305,752,303) at January 31, 2000.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation FSA -Financial Security Assurance GTD -Guaranteed IDA -Industrial Development Authority IDB -Industrial Development Bond INS -Insured LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2000 (UNAUDITED)




ASSETS:

Total investments in
securities, at amortized
cost and value                                  $ 10,305,925,542
Income receivable                                     68,707,853
Receivable for shares sold                                 3,660
TOTAL ASSETS                                      10,374,637,055
LIABILITIES:
Payable for investments
purchased                      $     25,000
Payable for shares
redeemed                         15,042,908
Income distribution
payable                          49,261,806
Accrued expenses                  4,555,038
TOTAL LIABILITIES                                     68,884,752
Net assets for
10,305,752,303 shares

outstanding                                     $ 10,305,752,303
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$6,355,046,516 /

6,355,046,516 shares

outstanding                                                $1.00
INSTITUTIONAL SERVICE
SHARES:

$3,950,705,787 /

3,950,705,787 shares

outstanding                                                $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                               $ 281,532,953
EXPENSES:
Investment adviser fee                             $  10,066,612
Administrative personnel
and services fee                                       3,793,457
Custodian fees                                           305,240
Transfer and dividend
disbursing agent fees and
expenses                                                 159,361
Directors'/Trustees' fees                                 30,200
Auditing fees                                              5,033
Legal fees                                                37,024
Portfolio accounting fees                                342,265
Shareholder services fee-
Institutional Shares                                   7,450,206
Shareholder services fee-
Institutional Service
Shares                                                 5,063,786
Share registration costs                                  20,133
Printing and postage                                      35,233
Insurance premiums                                       275,041
Miscellaneous                                             34,551
TOTAL EXPENSES                                        27,618,142
WAIVERS:
Waiver of investment
adviser fee                     $  (4,816,075)
Waiver of shareholder
services fee-Institutional
Shares                             (7,450,206)
TOTAL WAIVERS                                        (12,266,281)
Net expenses                                                              15,351,861
Net investment income                                                  $ 266,181,092


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                                       SIX MONTHS
                                            ENDED

                                      (unaudited)               YEAR ENDED
                                      JANUARY 31,                 JULY 31,
                                             2000                     1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     266,181,092       $      445,961,130
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                 (162,261,994)            (266,999,113)
Institutional Service
Shares                               (103,919,098)            (178,962,017)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (266,181,092)            (445,961,130)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             63,860,628,068          123,404,105,177
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               68,421,913              125,920,596
Cost of shares redeemed           (63,024,255,132)        (121,577,629,746)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                          904,794,849            1,952,396,027
Change in net assets                  904,794,849            1,952,396,027
NET ASSETS:
Beginning of period                 9,400,957,454            7,448,561,427
End of period                   $  10,305,752,303       $    9,400,957,454


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                           SIX MONTHS
                                                ENDED
                                          (unaudited)
                                          JANUARY 31,                 YEAR ENDED JULY
31,

                                                 2000            1999
1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00          $ 1.00        $
1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.03            0.05
0.05          0.05          0.05          0.06
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.03)          (0.05)
(0.05)        (0.05)        (0.05)        (0.06)
NET ASSET VALUE, END OF PERIOD                 $ 1.00          $ 1.00        $
1.00        $ 1.00        $ 1.00        $ 1.00
TOTAL RETURN 1                                   2.73%           5.14%
5.64%         5.45%         5.58%         5.65%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.20% 2         0.20%
0.20%         0.20%         0.20%         0.20%
Net investment income                            5.39% 2         4.99%
5.51%         5.35%         5.43%         5.60%
Expense waiver/reimbursement 3                   0.35% 2         0.35%
0.35%         0.36%         0.36%         0.38%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $6,355,047      $5,185,448
$3,980,339    $3,588,082    $3,032,602    $2,457,797


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                            SIX MONTHS
                                                 ENDED
                                           (unaudited)
                                           JANUARY 31,                       YEAR
ENDED JULY 31,
                                                  2000            1999
1998           1997           1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00          $ 1.00        $
1.00         $ 1.00         $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.03            0.05
0.05           0.05           0.05         0.05
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.03)          (0.05)
(0.05)         (0.05)         (0.05)       (0.05)
NET ASSET VALUE, END OF PERIOD                  $ 1.00          $ 1.00        $
1.00         $ 1.00         $ 1.00       $ 1.00
TOTAL RETURN 1                                    2.60%           4.88%
5.37%          5.19%          5.32%        5.38%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                          0.45% 2         0.45%
0.45%          0.45%          0.45%        0.45%
Net investment income                             5.13% 2         4.77%
5.24%          5.11%          5.13%        5.66%
Expense waiver/reimbursement 3                    0.10% 2         0.10%
0.10%          0.11%          0.11%        0.13%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)     $3,950,706      $4,215,510
$3,468,222     $2,236,997     $1,297,019     $500,954


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of couterparties to perform under the contract.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2000, capital paid-in aggregated
$10,305,752,303. Transactions in shares were as follows:




                                   SIX MONTHS
                                        ENDED          YEAR ENDED
                                  JANUARY 31,            JULY 31,
                                         2000                1999
INSTITUTIONAL SHARES:
Shares sold                    47,978,045,202      95,897,980,619
Shares issued to
shareholders in payment of
distributions declared             45,437,900          77,869,797
Shares redeemed               (46,853,884,307)    (94,770,741,882)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                    1,169,598,795       1,205,108,534

                                   SIX MONTHS
                                        ENDED          YEAR ENDED
                                  JANUARY 31,            JULY 31,
                                         2000                1999
INSTITUTIONAL SERVICE
SHARES:

Shares sold                    15,882,582,866      27,506,124,558
Shares issued to
shareholders in payment of
distributions declared             22,984,013          48,050,799
Shares redeemed               (16,170,370,825)    (26,806,887,864)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS               (264,803,946)        747,287,493
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                904,794,849       1,952,396,027


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Prime

Obligations

Fund

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

JANUARY 31, 2000

 [Graphic]
 Federated

 Prime Obligations Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N203

Cusip 60934N708

1022002 (3/00)

 [Graphic]



SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Obligations Fund, which covers the six-month period from August 1, 1999 through January 31, 2000. It begins with an investment review of the short- term U.S. Treasury market by the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

In Treasury Obligations Fund, your ready cash pursues daily income, along with daily liquidity and stability of principal, 1 by investing exclusively in short-term U.S. Treasury obligations and repurchase agreements collateralized by these obligations. At the end of the reporting period, the fund's net assets totaled $10.8 billion.

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares, Institutional Service Shares and Institutional Capital Shares totaled $0.03, $0.02 and $0.02 per share, respectively.

Thank you for your confidence in the daily earning power of Treasury Obligations Fund. As always, your questions and comments are always welcome.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

Treasury Obligations Fund, which is rated AAAm 1 by Standard & Poor's ("S&P") and Aaa1 by Moody's Investors Service ("Moody's"), is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements.

The Federal Reserve Board (the "Fed") tightened monetary policy on two occasions over the semi-annual reporting period ended January 31, 2000. These two quarter-point moves, combined with an initial tightening of 25 basis points at the end of June 1999, brought the federal funds target rate back to 5.50%. This was the level of the federal funds target rate prior to the fourth quarter of 1998, when the Fed infused liquidity into the fixed income markets during a period of global economic turmoil. Shortly after the end of January 2000, however, the Fed raised the federal funds target rate yet again by 25 basis points, arguably restricting monetary policy for the first time since before the liquidity and credit crisis of over a year ago.

Robust economic growth prompted the policy moves by the Fed. Economic growth in 1999 exceeded 4%, well in excess of what is generally considered to be the long-run, non-inflationary growth potential of the economy. Consumer spending continued to be one of the main drivers behind the impressive pace of growth, and although mortgage rates have increased by close to 150 basis points over the reporting period, the interest-sensitive sectors of the economy have remained persistently strong. Inflationary pressures at the producer and consumer level remain remarkably absent in the face of this growth. However, while the notion of a non-inflationary potential, traditionally 2.00% to 2.50%, has increased in recent times due to evidence that productivity enhancements have been controlling inflationary pressures, continued growth well above 3% is likely to keep the Fed on its current tightening course in the near term.

Short-term interest rates reflected, and largely anticipated, the monetary policy tightenings over the reporting period. The yield on the 1-year Treasury bill, for example, began the reporting period at close to 5%, traded up to 5.2% by the time of the Fed's decision to tighten in August, and to 5.5% by the second tightening of the reporting period in November. The yield then climbed steadily to close the period at 6.25%, two days prior to the latest decision by the Fed to tighten, which brought the federal funds target rate to its current 5.75% level.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed-income obligations; that is, they are judged to be of the best quality. These ratings, however, are subject to change and do not remove market risk.

Much attention-both in the financial markets and the popular press-was given in the fourth quarter to the potential dislocations feared at year end due to the Year 2000 effect. In hindsight, of course, the world experienced very few troubles, and the economic impact appears to be non- existent. However, very short term government securities did seem to reflect a flight to quality concentrated in the last few days and weeks of the trading year. Furthermore, rates on repurchase agreements reflected the steps that the Fed had taken to assure that sufficient liquidity would be available to the banking system at year end in the event of a crisis; they traded around 3.00% in the last few days of the year, well below the typical level of around the then 5.50% federal funds target rate. After the tightening step taken in November, the Fed was largely and accurately expected to stay on hold until the early February Federal Open Market Committee meeting to minimize any dislocations experienced at this time.

We managed the fund within a 40 to 50 day average maturity target range throughout most of the reporting period, moving within that range according to relative value opportunities available in the market. We continued to pursue a barbelled structure for the fund, combining a significant position in repurchase agreements, primarily on an overnight basis, with purchases of Treasury securities in the 6 to 13 month area. As has been the case for some time, due to the technical influences in the Treasury bill market that have kept this sector of the curve quite expensive, we concentrated our direct purchases of Treasury securities in Treasury notes that met our maturity guidelines. We also reduced our traditional holdings of overnight repurchase agreements, which were typically at 70% to 80% of the fund, to about 50% of fund net assets at the end of 1999 due to our expectation of very low repurchase agreement rates.

With fourth quarter gross domestic product in 1999 now expected to have grown at close to 7.00%, we anticipate that the Fed will gradually restrict monetary policy further until Fed officials see concrete signs of a slowing in economic activity to a more sustainable pace. As a result, we recently lowered our average maturity target range to 35 to 45 days in anticipation of higher interest rates, and are currently positioned at the lower end of that range.

Portfolio of Investments

JANUARY 31, 2000 (UNAUDITED)




PRINCIPAL

AMOUNT                                                          VALUE
                    SHORT-TERM U.S. TREASURY
                    OBLIGATIONS-23.8%
                    U.S. TREASURY BILLS-1.2% 1
  $   138,000,000   4.470% - 5.260%, 3/30/2000
                    - 11/9/2000                     $    134,768,895
                    U.S. TREASURY NOTES-22.6%
                    1

    2,444,500,000   4.000% - 6.375%, 2/15/2000
                    - 1/31/2001                        2,442,566,989
                    TOTAL SHORT-TERM
                    U.S. TREASURY OBLIGATIONS          2,577,335,884
                    REPURCHASE AGREEMENTS -
                    76.9% 2
      125,000,000   Banc One Capital Markets,
                    5.690%, dated 1/31/2000,
                    due 2/1/2000                         125,000,000
      175,000,000   Barclays de Zoete Wedd
                    Securities, Inc., 5.650%,
                    dated 1/31/2000,
                    due 2/1/2000                         175,000,000
      485,000,000   Barclays de Zoete Wedd
                    Securities, Inc., 5.710%,
                    dated 1/31/2000,
                    due 2/1/2000                         485,000,000
      300,000,000   Bear, Stearns and Co.,
                    5.710%, dated 1/31/2000,
                    due 2/1/2000                         300,000,000
      200,000,000   CIBC Wood Gundy Securities
                    Corp., 5.700%, dated

                    1/31/2000, due 2/1/2000              200,000,000
      306,000,000 3 Deutsche Bank Government
                    Securites, Inc., 5.640%,
                    dated 1/14/2000, due
                    2/29/2000                            306,000,000
      373,000,000 3 Deutsche Bank Government
                    Securites, Inc., 5.650%,
                    dated 1/26/2000, due
                    2/22/2000                            373,000,000
      344,410,000   Deutsche Bank Government
                    Securites, Inc., 5.700%,
                    dated 1/31/2000, due
                    2/1/2000                             344,410,000
      304,000,000   Donaldson, Lufkin and
                    Jenrette Securities Corp.,
                    5.700%, dated 1/31/2000,
                    due 2/1/2000                         304,000,000
      170,000,000   First Union Capital
                    Markets, 5.700%, dated

                    1/31/2000, due 2/1/2000              170,000,000
      500,000,000   Morgan Stanley Group,
                    Inc., 5.700%, dated

                    1/31/2000, due 2/1/2000              500,000,000
      450,000,000   Paribas Corp., 5.700%,
                    dated 1/31/2000, due
                    2/1/2000                             450,000,000
      805,000,000   Salomon Brothers, Inc.,
                    5.700%, dated 1/31/2000,
                    due 2/1/2000                         805,000,000
      305,000,000   Scotia McLeod (USA), Inc.,
                    5.690%, dated 1/31/2000,
                    due 2/1/2000                         305,000,000
      500,000,000   SG Cowen Securities Corp.,
                    5.690%, dated 1/31/2000,
                    due 2/1/2000                         500,000,000
      532,015,000   Societe Generale
                    Securities Corp., 5.690%,
                    dated 1/31/2000,
                    due 2/1/2000                         532,015,000
PRINCIPAL

AMOUNT                                                         VALUE
                    REPURCHASE AGREEMENTS -
                    continued 2
 $    320,000,000   State Street, 5.690%,
                    dated 1/31/2000, due
                    2/1/2000                       $     320,000,000
      505,000,000   Toronto Dominion Holdings
                    (USA), Inc., 5.690%, dated

                    1/31/2000, due 2/1/2000              505,000,000
      175,000,000 3 Warburg Dillon Reed LLC,
                    5.340%, dated 8/18/1999,
                    due 2/14/2000                        175,000,000
      150,000,000   Warburg Dillon Reed LLC,
                    5.550%, dated 1/31/2000,
                    due 2/1/2000                         150,000,000
       60,000,000   Warburg Dillon Reed LLC,
                    5.600%, dated 1/31/2000,
                    due 2/1/2000                          60,000,000
      343,000,000 3 Warburg Dillon Reed LLC,
                    5.650%, dated 1/18/2000,
                    due 3/20/2000                        343,000,000
      390,000,000   Warburg Dillon Reed LLC,
                    5.700%, dated 1/31/2000,
                    due 2/1/2000                         390,000,000
      505,000,000   Westdeutsche Landesbank
                    Girozentrale, 5.690%,
                    dated 1/31/2000,
                    due 2/1/2000                         505,000,000
                    TOTAL REPURCHASE
                    AGREEMENTS                         8,322,425,000
                    TOTAL INVESTMENTS (AT
                    AMORTIZED COST) 4              $  10,899,760,884


1 The issue shows the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury government obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($10,823,241,881) as of January 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2000 (UNAUDITED)


ASSETS:
Investments in repurchase
agreements                      $ 8,322,425,000
Investments in securities         2,577,335,884
Total investments in
securities, at amortized
cost and value                                        10,899,760,884
Cash                                                       1,619,341
Income receivable                                         39,108,094
TOTAL ASSETS                                          10,940,488,319
LIABILITIES:
Payable for investments

purchased                            69,744,090
Income distribution
payable                              46,265,971
Accrued expenses                      1,236,377
TOTAL LIABILITIES                                        117,246,438
Net assets for
10,823,241,881 shares

outstanding                                         $ 10,823,241,881
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$5,693,475,106 /

5,693,475,106 shares

outstanding                                                    $1.00
INSTITUTIONAL SERVICE
SHARES:

$4,788,078,637 /

4,788,078,637 shares

outstanding                                                    $1.00
INSTITUTIONAL CAPITAL
SHARES:
$341,688,138 / 341,688,138
shares outstanding                                             $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                               $ 290,602,315
EXPENSES:
Investment adviser fee                             $  11,097,996
Administrative personnel
and services fee                                       4,182,208
Custodian fees                                           314,627
Transfer and dividend
disbursing agent fees and
expenses                                                  84,615
Director's/Trustees' fees                                 33,291
Auditing fees                                              5,563
Legal fees                                                19,158
Portfolio accounting fees                                377,152
Shareholder services fee-
Institutional Shares                                   7,394,829
Shareholder services fee-
Institutional Service
Shares                                                 5,950,635
Shareholder services fee-
Institutional Capital
Shares                                                   527,031
Share registration costs                                  26,365
Printing and postage                                      27,675
Insurance premiums                                        13,468
Miscellaneous                                             27,473
TOTAL EXPENSES                                        30,082,086
WAIVERS:
Waiver of investment
adviser fee                     $  (4,862,172)
Waiver of shareholder
services fee-Institutional
Shares                             (7,394,829)
Waiver of shareholder
services fee-Institutional
Capital Shares                       (316,218)
TOTAL WAIVERS                                        (12,573,219)
Net expenses                                                              17,508,867
Net investment income                                                  $ 273,093,448


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                                       SIX MONTHS
                                            ENDED

                                      (unaudited)              YEAR ENDED
                                      JANUARY 31,                JULY 31,
                                             2000                    1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     273,093,448       $     528,606,628
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                 (149,040,258)           (276,806,316)
Institutional Service
Shares                               (113,789,802)           (235,867,234)
Institutional Capital
Shares                                (10,263,388)            (15,933,078)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (273,093,448)           (528,606,628)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             35,206,321,953          68,176,770,225
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               53,398,957             126,585,254
Cost of shares redeemed           (35,410,701,747)        (67,696,134,650)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (150,980,837)            607,220,829
Change in net assets                 (150,980,837)            607,220,829
NET ASSETS:
Beginning of period                10,974,222,718          10,367,001,889
End of period                   $  10,823,241,881       $  10,974,222,718


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                            SIX MONTHS
                                                 ENDED
                                           (unaudited)
                                           JANUARY 31,                        YEAR
ENDED JULY 31,
                                                  2000           1999
1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00        $
1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.03           0.05
0.05          0.05          0.05          0.05
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.03)         (0.05)
(0.05)        (0.05)        (0.05)        (0.05)
NET ASSET VALUE, END OF PERIOD                  $ 1.00         $ 1.00        $
1.00        $ 1.00        $ 1.00        $ 1.00
TOTAL RETURN 1                                    2.56%          4.91%
5.54%         5.36%         5.53%         5.50%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                          0.20% 2        0.20%
0.20%         0.20%         0.20%         0.20%
Net investment income                             5.04% 2        4.79%
5.40%         5.24%         5.37%         5.42%
Expense waiver/reimbursement 3                    0.34% 2        0.34%
0.35%         0.35%         0.36%         0.36%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)     $5,693,475     $5,477,028
$5,289,871    $4,814,583    $4,649,870    $3,441,068


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                         SIX MONTHS
                                              ENDED
                                        (unaudited)
                                        JANUARY 31,
YEAR ENDED JULY 31,
                                               2000           1999
1998          1997          1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00         $ 1.00        $
1.00        $ 1.00        $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.02           0.05
0.05          0.05          0.05        0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.02)         (0.05)
(0.05)        (0.05)        (0.05)      (0.05)
NET ASSET VALUE, END OF PERIOD               $ 1.00         $ 1.00        $
1.00        $ 1.00        $ 1.00      $ 1.00
TOTAL RETURN 1                                 2.43%          4.65%
5.28%         5.10%         5.26%       5.23%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.45% 2        0.45%
0.45%         0.45%         0.45%       0.45%
Net investment income                          4.79% 2        4.54%
5.15%         5.03%         5.12%       5.53%
Expense waiver/reimbursement 3                 0.09% 2        0.09%
0.10%         0.10%         0.11%       0.11%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $4,788,079     $5,034,388    $5,045,428
$3,054,110    $1,516,839    $543,855


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Capital Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                        SIX MONTHS
                                             ENDED
                                       (unaudited)
                                       JANUARY 31,            YEAR ENDED JULY 31,
                                              2000          1999       1998
1997 1

NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00        $ 1.00     $ 1.00     $
1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.02          0.05       0.05
0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.02)        (0.05)     (0.05)
(0.02)

NET ASSET VALUE, END OF PERIOD              $ 1.00        $ 1.00     $ 1.00     $
1.00

TOTAL RETURN 2                                2.51%         4.81%      5.43%
1.58%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.30% 3       0.30%      0.30%
0.30% 3

Net investment income                         4.87% 3       4.61%      5.30%
5.42% 3

Expense waiver/reimbursement 4                0.24% 3       0.24%      0.25%
0.25% 3
SUPPLEMENTAL DATA:
Net asset, end of period (000 omitted)    $341,688      $462,807    $31,703
$42,505


1 Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2000, capital paid-in aggregated
$10,823,241,881.

Transactions in shares were as follows:




                                   SIX MONTHS
                                        ENDED          YEAR ENDED
                                  JANUARY 31,            JULY 31,
                                         2000                1999
INSTITUTIONAL SHARES:
Shares sold                    17,007,656,123      33,252,567,453
Shares issued to
shareholders in payment of
distributions declared             26,063,593          52,447,463
Shares redeemed               (16,817,272,358)    (33,117,858,112)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                      216,447,358         187,156,804

                                   SIX MONTHS
                                        ENDED          YEAR ENDED
                                  JANUARY 31,            JULY 31,
                                         2000                1999
INSTITUTIONAL SERVICE
SHARES:

Shares sold                    16,854,915,375      32,219,870,036
Shares issued to
shareholders in payment of
distributions declared             26,210,840          71,770,419
Shares redeemed               (17,127,435,186)    (32,302,680,974)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS               (246,308,971)        (11,040,519)

                                   SIX MONTHS
                                        ENDED          YEAR ENDED
                                  JANUARY 31,            JULY 31,
                                         2000                1999
INSTITUTIONAL CAPITAL
SHARES:

Shares sold                     1,343,750,455       2,704,332,736
Shares issued to
shareholders in payment of
distributions declared              1,124,524           2,367,372
Shares redeemed                (1,465,994,203)     (2,275,595,564)
NET CHANGE RESULTING FROM
INSTITUTIONAL CAPITAL
SHARE TRANSACTIONS               (121,119,224)        431,104,544
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               (150,980,837)        607,220,829


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Treasury Obligations Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 2000

 [Graphic]
 Federated

 Treasury Obligations Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N500

Cusip 60934N872

Cusip 60934N823

1022004 (3/00)

 [Graphic]



SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Cash Management Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 2000. It begins with an investment review on the short-term market by the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

In Automated Cash Management Trust, your ready cash is at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00 per share. 1 At the end of the reporting period, the fund's $3.2 billion in net assets was invested in commercial paper (43.0%), variable rate instruments (20.8%), short-term notes (9.4%), repurchase agreements (9.1%), time deposits (8.1%), certificates of deposit (5.4%), and loan participation securities (4.3%).

Over the six-month reporting period, dividends paid to shareholders of Institutional Service Shares and Cash II Shares totaled $0.03 per share and $0.02 per share, respectively.

Thank you for participating in the daily earning power of this high-quality money market mutual fund. As always, we welcome your questions, comments or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

Automated Cash Management Trust (the "Fund") invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations, or if unrated, be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

The second half of 1999 brought low unemployment and a remarkable rise in productivity in the United States. The Federal Reserve Board (the "Fed") policy makers raised interest rates on June 30, August 24 and November 30, and the federal funds target rate increased from 4.75% to 5.50%. The first two interest rate increases were the Fed's attempt to partially undo the three rate cuts from last year in the wake of the financial market crises overseas. The November rate hike was viewed as an attempt to keep the strong U.S. economy from overheating and preventing inflationary imbalances. We expect the Fed to continue to raise interest rates during the first half of 2000.

Thirty-day commercial paper started the reporting period at 5.11% on July 1, 1999, and then traded steadily up to the 5.50% level through the end of November. Seasonal and Y2K effects took hold in December and caused the 30-day commercial paper rate to spike as high as 6.46% before retreating to end the period at a 5.78%.

The target average maturity range for Automated Cash Management Trust was decreased from 45-55 days to 40-50 days on January 10, 2000. This new target reflects our outlook for increased Fed interest rate tightening over the next several months. In structuring the Fund, there is continued emphasis placed on positioning 30-35% of the Fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 2000, the net assets of Automated Cash Management Trust increased from $2.3 to $3.2 billion while the 7-day net yield increased from 4.62% to 5.31% for Institutional Service Shares and from 4.45% to 5.14% for Cash II Shares. 1 The effective average maturity of the Fund on January 31, 2000 was 40 days.

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

JANUARY 31, 2000 (UNAUDITED)




PRINCIPAL

AMOUNT                                                      VALUE
                  COMMERCIAL PAPER-43.0% 1
                  BANKING-19.8%
  $  50,000,000   Abbey Funding Corp.,
                  (Guaranteed by Abbey
                  National Bank PLC,
                  London), 5.82% - 5.83%,
                  4/13/2000 - 4/25/2000            $    49,340,200
     51,000,000   Cregem North America,
                  Inc., (Guaranteed by

                  Credit Communal de
                  Belgique, Brussels), 5.74%
                  - 5.83%, 2/8/2000 -
                  4/17/2000                             50,807,393
    117,000,000   Den Danske Corp., Inc.,
                  (Guaranteed by Den Danske
                  Bank A/S), 5.79% - 5.90%,
                  3/1/2000 - 6/21/2000                 115,623,017
     40,689,000   Fountain Square Commercial

                  Funding Corp., (Fifth

                  Third Bank, Cincinnati
                  Support Agreement), 5.67%
                  - 5.96%, 2/7/2000 -
                  7/10/2000                             40,244,998
     30,000,000   Greenwich Funding Corp.,
                  5.84% - 5.90%, 2/15/2000 -
                  4/11/2000                             29,840,556
    110,139,000   Market Street Funding
                  Corp., (PNC Bank, N.A.
                  LOC), 5.70% - 5.80%,
                  2/22/2000 - 3/6/2000                 109,580,171
     15,000,000   Park Avenue Receivables

                  Corp., 5.90%, 2/10/2000               14,977,875
     20,000,000   Svenska Handelsbanken,
                  Inc., (Guaranteed by
                  Svenska Handelsbanken,
                  Stockholm), 5.84%,
                  4/12/2000                             19,769,644
     61,000,000   Three Rivers Funding

                  Corp., 5.66%, 2/10/2000               60,913,685
     20,000,000   Toronto Dominion Holdings
                  (USA), Inc., (Guaranteed
                  by Toronto Dominion Bank),
                  5.85%, 4/7/2000                       19,785,500
     40,000,000   Westpac Capital Corp.,
                  (Guaranteed by Westpac
                  Banking Corp. Ltd.,
                  Sydney), 5.80% - 5.85%,
                  4/25/2000 - 5/2/2000                  39,448,944
     84,334,000   Wood Street Funding Corp.,
                  5.68% - 6.07%, 2/1/2000 -
                  2/10/2000                             84,256,994
                  TOTAL                                634,588,977
                  BROKERAGE-2.7%
     18,000,000   Goldman Sachs Group, Inc.,
                  5.85%, 4/28/2000                      17,745,525
     60,000,000   Morgan Stanley, Dean

                  Witter & Co., 5.84% -
                  5.85%, 4/17/2000 -
                  4/24/2000                             59,214,422
     10,000,000   Salomon Smith Barney,
                  Inc., 5.85%, 4/3/2000                  9,899,250
                  TOTAL                                 86,859,197
                  CONSUMER PRODUCTS-0.9%
     30,000,000   Diageo Capital PLC,
                  (Guaranteed by Diageo
                  PLC), 5.74% - 5.89%,
                  3/1/2000 - 4/11/2000                  29,793,494
                  FINANCE - AUTOMOTIVE-0.1%
      5,000,000   General Motors Acceptance

                  Corp., 5.25%, 3/6/2000                 4,975,208
                  FINANCE - COMMERCIAL-13.5%
     47,000,000   Asset Securitization

                  Cooperative Corp., 5.75% -
                  5.85%, 2/22/2000 -
                  2/24/2000                             46,838,046
     28,000,000   CIT Group, Inc., 5.84% -
                  5.95%, 2/10/2000 -
                  4/27/2000                             27,833,714
PRINCIPAL

AMOUNT                                                      VALUE
                  COMMERCIAL PAPER-continued
                  1
                  FINANCE - COMMERCIAL-
                  CONTINUED

 $   40,000,000   Corporate Asset Funding

                  Co., Inc. (CAFCO), 5.75% -
                  5.86%, 2/28/2000 -
                  3/22/2000                       $     39,716,467
     35,098,000   Edison Asset

                  Securitization LLC, 5.89%
                  - 5.90%, 4/25/2000 -
                  5/15/2000                             34,533,109
     10,000,000   Eureka Securitization

                  Inc., 5.83%, 4/7/2000                  9,893,117
     22,815,000   Falcon Asset
                  Securitization Corp.,
                  5.72%, 2/22/2000                      22,738,874
     10,000,000   GE Capital International
                  Funding, Inc., (Guaranteed
                  by General Electric
                  Capital Corp.), 5.96%,

                  3/9/2000                               9,938,744
     50,000,000   General Electric Capital
                  Corp., 5.80% - 5.92%,
                  2/25/2000 - 3/20/2000                 49,666,111
     35,000,000   PREFCO-Preferred
                  Receivables Funding Co.,
                  5.67%, 2/22/2000                      34,884,238
     20,513,000   Receivables Capital Corp.,
                  5.85% - 5.90%, 2/8/2000 -
                  4/20/2000                             20,430,618
     99,270,000   Sheffield Receivables
                  Corp., 5.72% - 5.95%,
                  2/4/2000 - 2/22/2000                  99,128,353
     37,000,000   Sigma Finance, Inc., 5.55%
                  - 5.87%, 2/4/2000 -
                  4/14/2000                             36,688,631
                  TOTAL                                432,290,022
                  FINANCE - RETAIL-2.6%
     42,000,000   Associates Corp. of North

                  America, 6.00%, 2/1/2000              42,000,000
     42,770,000   Island Finance, Puerto
                  Rico, 5.67% - 5.73%,
                  2/11/2000 - 2/14/2000                 42,702,933
                  TOTAL                                 84,702,933
                  INSURANCE-3.4%
     35,000,000   Aspen Funding Corp.,
                  (Insured by MBIA), 5.70% -
                  6.03%, 2/2/2000 -
                  2/10/2000                             34,962,888
     59,000,000   CXC, Inc., 5.85% - 5.95%,
                  2/2/2000 - 4/27/2000                  58,506,719
     15,000,000   Marsh USA Inc., 5.76% -
                  5.78%, 2/18/2000 -
                  7/28/2000                             14,701,036
                  TOTAL                                108,170,643
                  TOTAL COMMERCIAL PAPER             1,381,380,474
                  SHORT TERM NOTES-9.4%
                  BANKING-1.6% 45,300,000 Bank One, Illinois, N.A.,

                  6.03%-6.20%, 1/13/2000 -
                  10/10/2000                            45,282,819
      5,000,000   Westpac Banking Corp.
                  Ltd., Sydney, 6.22%,
                  11/30/2000                             4,996,792
                  TOTAL                                 50,279,611
                  BROKERAGE-3.9%
    125,000,000   Goldman Sachs Group, Inc.,
                  5.83% - 6.01%, 3/29/2000 -
                  4/26/2000                            125,000,000
                  FINANCE - AUTOMOTIVE-0.2%
      2,652,428   Honda Auto Lease Trust
                  1999-A, Class A1, 5.45%,
                  8/15/2000                              2,652,428
      5,241,412   Toyota Auto Receivables
                  1999-A Owner Trust, Class

                  1, 5.37%, 8/11/2000                    5,241,412
                  TOTAL                                  7,893,840
PRINCIPAL

AMOUNT                                                      VALUE
                  SHORT-TERM NOTES-continued
                  FINANCE - COMMERCIAL-3.3%
 $   84,200,000   Beta Finance, Inc., 5.03%-
                  6.02%, 2/4/2000 - 9/1/2000      $     84,199,866
     23,000,000   Sigma Finance, Inc.,
                  5.83%, 7/13/2000                      23,000,000
                  TOTAL                                107,199,866
                  FINANCE - EQUIPMENT-0.4%
      2,935,310   Caterpillar Financial
                  Asset Trust 1999-A, Class

                  1, 5.37%, 7/25/2000                    2,935,310
      8,495,182   Copelco Capital Funding
                  Trust 1999-B, Class A-1,
                  5.94%, 10/18/2000                      8,495,182
        176,431   Navistar Financial 1999-A
                  Owner Trust, Class A-1,
                  5.00%, 6/15/2000                         176,431
                  TOTAL                                 11,606,923
                  INSURANCE-0.0%
          7,000   Americredit Automobile
                  Receivables Trust 2000-A,
                  Class A1, 6.04%, 2/5/2001                  7,000
                  TOTAL SHORT-TERM NOTES               301,987,240
                  CERTIFICATE OF DEPOSIT-
                  5.4%
                  BANKING-5.4%

      7,000,000   Bank of Montreal, 5.20%,
                  5/12/2000                              6,999,068
     10,000,000   Bank of Scotland,
                  Edinburgh, 5.95%,
                  4/12/2000                              9,999,981
     15,000,000   Bayerische Landesbank
                  Girozentrale, 5.10%,
                  3/21/2000                             14,999,324
     30,000,000   Canadian Imperial Bank of
                  Commerce, Toronto, 5.01% -
                  5.27%, 2/7/2000 - 3/3/2000            29,999,301
      7,000,000   Canadian Imperial Bank of

                  Commerce, 5.12%, 2/23/2000             6,999,837
     10,000,000   Commerzbank AG, Frankfurt,
                  5.16%, 4/7/2000                        9,999,303
     20,000,000   Halifax PLC, 5.90%,
                  3/31/2000                             20,000,000
     20,000,000   Rabobank Nederland,
                  Utrecht, 5.14%, 3/20/2000             19,998,987
     15,000,000   Royal Bank of Canada,
                  Montreal, 5.24%, 3/9/2000             14,999,415
      5,000,000   Svenska Handelsbanken,
                  Stockholm, 5.15%,
                  3/20/2000                              4,999,810
     33,000,000   UBS AG, 6.02% - 6.19%,
                  11/13/2000 - 12/11/2000               32,982,893
                  TOTAL CERTIFICATE OF
                  DEPOSIT                              171,977,919
                  LOAN PARTICIPATION-4.3%
                  ELECTRICAL EQUIPMENT-0.4%
     13,000,000   Mt. Vernon Phenol Plant
                  Partnership, (Guaranteed
                  by General Electric Co.),
                  6.12%, 5/17/2000                      13,000,000
                  FINANCE - AUTOMOTIVE-2.3%
     74,000,000   General Motors Acceptance

                  Corp., Mortgage of PA,
                  (Guaranteed by General

                  Motors Acceptance Corp.),
                  5.62% - 6.21%, 2/1/2000 -
                  2/22/2000                             74,000,000
                  FINANCE - EQUIPMENT-1.6%
     50,000,000   Pitney Bowes Credit Corp.,
                  5.78%, 2/10/2000                      49,927,750
                  TOTAL LOAN PARTICIPATION             136,927,750
PRINCIPAL

AMOUNT                                                      VALUE
                  VARIABLE RATE INSTRUMENTS-
                  20.8% 2
                  BANKING-7.2%
 $    8,000,000   Bethesda Healthcare, Inc.,
                  Series 1999, (Firstar
                  Bank, N.A., Cincinnati
                  LOC), 5.90%, 2/10/2000          $      8,000,000
      6,000,000   Beverly California Corp.,
                  (PNC Bank, N.A. LOC),
                  5.81%, 2/7/2000                        6,000,000
     31,000,000   Comerica Bank, 5.79%,
                  2/9/2000                              30,985,903
      4,000,000   David Lipscomb University,
                  Series 1999, (SunTrust
                  Bank, Nashville LOC),
                  5.85%, 2/2/2000                        4,000,000
      3,200,000   Development Authority of
                  Richmond Cty., GA, (PNC
                  Bank, N.A. LOC), 5.81%,
                  2/7/2000                               3,200,000
      9,460,000   E & J Investments, LLC,
                  Bradner Village Health
                  Care, Series 1999,
                  (Lasalle National Bank,
                  Chicago LOC), 5.98%,
                  2/3/2000                               9,460,000
      9,775,000   Hannah Boulevard LP,
                  (Comerica Bank LOC),
                  6.10%, 2/3/2000                        9,775,000
      8,300,000   Infirmary Health Systems,
                  Inc., (Regions Bank,
                  Alabama LOC), 5.90%,
                  2/3/2000                               8,300,000
      7,200,000   K-O-I Warehouse, Inc.;
                  Hamlet Auto Parts, Inc.;
                  Kentucky Motor Services,
                  Inc.; Mad River Auto Parts,
                  Inc.; Ezzel Parts
                  Exchange, Inc., (Series
                  1998), (Firstar Bank,
                  N.A., Cincinnati LOC),
                  5.90%, 2/3/2000                        7,200,000
      7,886,290   Katie Realty, LLC, Series
                  2000, (Allfirst LOC),
                  5.87%, 2/4/2000                        7,886,290
      7,000,000   Kent Capital LLC, Series
                  1999, (Huntington National
                  Bank, Columbus, OH LOC),
                  5.98%, 2/3/2000                        7,000,000
      4,000,000   L. B. Industries, Series
                  2000, (Firstar Bank, N.A.,
                  Cincinnati LOC), 5.90%,
                  2/3/2000                               4,000,000
     60,000,000   Liquid Asset Backed
                  Securities Trust, Series
                  1996-3, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.80%,

                  2/15/2000                             60,000,000
     16,095,349 3 Liquid Asset Backed
                  Securities Trust, Series
                  1997-1, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.79%,

                  2/18/2000                             16,095,349
      1,900,000   Manatee County, FL, CFI
                  Manufacturing, Inc.
                  Project, Series B,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.98%,
                  2/3/2000                               1,900,000
     18,000,000   Mississippi Business
                  Finance Corp., Howard
                  Industries, Inc., Series
                  1999, (Bank One, Louisiana

                  LOC), 6.06%, 2/3/2000                 18,000,000
      8,884,562 3 Rabobank Optional
                  Redemption Trust, Series

                  1997-101, 6.19%, 4/20/2000             8,884,562
      6,000,000   Rollins College, Series
                  1998, (SunTrust Bank, LIQ)
                  5.85%, 2/2/2000                        6,000,000
      6,300,000   South Pittsburg, TN IDB,
                  Lodge Manufacturing Co.
                  Project, Series 1999,
                  (SunTrust Bank, Nashville
                  LOC), 5.85%, 2/2/2000                  6,300,000
      2,593,000   Vista Funding Corp.,
                  Series 1996-A, (Bank One,
                  Ohio, N.A. LOC), 5.94%,
                  2/3/2000                               2,593,000
      5,250,000   Wendys of Las Vegas and San
                  Antonio, (Huntington
                  National Bank, Columbus,

                  OH LOC), 5.98%, 2/3/2000               5,250,000
                  TOTAL                                230,830,104
                  BROKERAGE-2.1%
     68,400,000   Morgan Stanley, Dean
                  Witter & Co., 5.83% -
                  5.88%, 2/4/2000 - 3/7/2000            68,400,000
                  ELECTRICAL EQUIPMENT-0.7%
     20,181,046   Northwest Airlines, Inc.,
                  (Guaranteed by General
                  Electric Co.), 5.82%,
                  2/7/2000                              20,181,046
PRINCIPAL

AMOUNT                                                      VALUE
                  VARIABLE RATE INSTRUMENTS-
                  continued 2
                  FINANCE - AUTOMOTIVE-1.5%
 $   34,200,000   General Motors Acceptance

                  Corp., 5.83%, 3/7/2000          $     34,200,000
     15,000,000   General Motors Acceptance
                  Corp., Mortgage of PA,
                  (Guaranteed by General
                  Motors Acceptance Corp.
                  LOC), 5.92%, 4/3/2000                 14,846,946
                  TOTAL                                 49,046,946
                  FINANCE - COMMERCIAL-2.6% 84,000,000 Sigma Finance, Inc.,

                  6.00%-6.78%, 2/4/2000 -
                  4/26/2000                             84,000,000
                  FINANCE - EQUIPMENT-0.5%
     15,000,000   Deere (John) Capital

                  Corp., 6.23%, 2/1/2000                15,002,420
                  INSURANCE-6.2%
     10,000,000   Albuquerque, NM, Series
                  2000 A, (Insured by MBIA),
                  5.73%, 2/2/2000                       10,000,000
     12,000,000   GE Life and Annuity
                  Assurance Co., 6.20%,
                  3/1/2000                              12,000,000
     30,000,000   Jackson National Life
                  Insurance Co., 6.30%,
                  2/1/2000                              30,000,000
     21,121,821 3 Liquid Asset Backed
                  Securities Trust, Series
                  1997-3 Senior Notes,
                  (Guaranteed by AMBAC),
                  6.15%, 3/26/2000                      21,121,821
     43,000,000   Monumental Life Insurance

                  Co., 5.99%, 2/1/2000                  43,000,000
     30,000,000   Security Life of Denver
                  Insurance Co., 6.10% -
                  6.36%, 2/10/2000 -
                  4/28/2000                             30,000,000
     10,000,000   Transamerica Life
                  Insurance and Annuity Co.,
                  6.09%, 2/25/2000                      10,000,000
     44,000,000   Travelers Insurance Co.,
                  6.09%, 4/1/2000                       44,000,000
                  TOTAL                                200,121,821
                  TOTAL VARIABLE RATE
                  INSTRUMENTS                          667,582,337
                  TIME DEPOSITS-8.1% 1
                  BANKING-8.1% 35,000,000 Mellon Bank N.A.,

                  Pittsburgh, 5.81%,
                  2/1/2000                              35,000,000
     75,000,000   Societe Generale, Paris,
                  5.81%, 2/1/2000                       75,000,000
    100,000,000   SunTrust Bank, Atlanta,
                  5.88%, 2/1/2000                      100,000,000
     50,000,000   Toronto Dominion Bank,
                  5.81%, 2/1/2000                       50,000,000
                  TOTAL TIME DEPOSITS                  260,000,000
PRINCIPAL

AMOUNT                                                      VALUE
                  REPURCHASE AGREEMENTS-9.1%
                  4

 $   89,100,000   Bank of America, 5.80%,
                  dated 1/31/2000, due
                  2/1/2000                        $     89,100,000
    150,000,000   Deutsche Bank Financial,
                  Inc., 5.80%, dated

                  1/31/2000, due 2/1/2000              150,000,000
     27,200,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.70%, dated 1/31/2000,
                  due 2/1/2000                          27,200,000
     25,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.69%, dated 1/31/2000,
                  due 2/1/2000                          25,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                           291,300,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5                $ 3,211,155,720


1 Each issue shows the rate of discount at the time of purchase.

2 Variable rate securities with current rate and next reset date shown.

3 Denotes a security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2000, these securities amounted to $46,101,732, which represents 1.44% of net assets.

4 The repurchase agreements are collateralized fully by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,210,986,473) at January 31, 2000.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation
IDB -Industrial Development Bond
LIQ -Liquidity Agreement
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2000 (UNAUDITED)




ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 3,211,155,720
Cash                                                    710,991
Income receivable                                    16,913,475
Receivable for shares sold                              142,381
TOTAL ASSETS                                      3,228,922,567
LIABILITIES:
Payable for investments
purchased                      $  7,007,000
Payable for shares
redeemed                              7,868
Income distribution
payable                          10,079,156
Accrued expenses                    842,070
TOTAL LIABILITIES                                    17,936,094
Net assets for
3,210,986,473 shares

outstanding                                     $ 3,210,986,473
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE
SHARES:
$2,178,076,955 /

2,178,076,955 shares

outstanding                                               $1.00
CASH II SHARES:
$1,032,909,518 /

1,032,909,518 shares

outstanding                                               $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                              $ 72,596,717
EXPENSES:
Investment adviser fee                             $  6,484,898
Administrative personnel
and services fee                                        977,496
Custodian fees                                           97,299
Transfer and dividend
disbursing agent fees and
expenses                                                555,748
Directors'/Trustees' fees                                 8,918
Auditing fees                                             6,316
Legal fees                                                7,607
Portfolio accounting fees                                86,144
Distribution services fee-
Cash II Shares                                          968,804
Shareholder services fee-
Institutional Service
Shares                                                2,273,645
Shareholder services fee-
Cash II Shares                                          968,804
Share registration costs                                 42,516
Printing and postage                                     86,727
Insurance premiums                                       79,334
Miscellaneous                                            20,255
TOTAL EXPENSES                                       12,664,511
WAIVERS:
Waiver of investment
adviser fee                     $  (3,895,673)
Waiver of distribution
services fee-Cash II
Shares                              (337,144)
Waiver of shareholder
services fee-Institutional
Service Shares                       (63,662)
TOTAL WAIVERS                                        (4,296,479)
Net expenses                                                             8,368,032
Net investment income                                                 $ 64,228,685


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                                   SIX MONTHS

                              ENDED

                              (unaudited)             YEAR ENDED
                              JANUARY 31,             JULY 31,
                              2000                    1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     64,228,685       $     112,094,085
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income
Institutional Service

Shares                               (45,466,454)            (79,840,623)
Cash II Shares                       (18,762,231)            (32,253,462)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (64,228,685)           (112,094,085)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             7,743,089,525          12,077,510,796
Net asset value of shares
issued to shareholders in
payment of
distributions declared                43,705,324              82,501,229
Cost of shares redeemed           (6,897,743,531)        (12,275,892,919)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         889,051,318            (115,880,894)
Change in net assets                 889,051,318            (115,880,894)
NET ASSETS:
Beginning of period                2,321,935,155           2,437,816,049
End of period                   $  3,210,986,473       $   2,321,935,155


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                               SIX

MONTHS                                                          THREE

ENDED                                                               MONTHS

(unaudited)                                                         ENDED
                                               JANUARY 31,              YEAR ENDED
JULY 31,                        JULY 31,
                                               2000          1999
1998          1997          1996          1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                                      $  1.00       $  1.00     $
1.00       $  1.00       $  1.00       $  1.00
INCOME FROM
INVESTMENT
OPERATIONS

Net investment income                             0.03          0.05
0.05          0.05          0.05          0.01
LESS DISTRIBUTIONS:
Distributions from net investment income          (0.03)       (0.05)
(0.05)        (0.05)        (0.05)        (0.01)
NET ASSET VALUE, END
OF PERIOD                                      $  1.00       $  1.00     $
1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 2                                    2.54%         4.76%
5.25%         5.09%         5.20%         1.42%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                          0.59% 3       0.59%
0.59%         0.58%         0.57%         0.57% 3
Net investment income                             5.00% 3       4.66%
5.13%         4.97%         5.08%         5.60% 3
Expenses waiver/reimbursement 4                   0.31% 3       0.32%
0.30%         0.33%         0.31%         0.40% 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)     $2,178,077    $1,623,816  $1,734,061
$1,378,982    $1,274,419    $1,141,043


1 The Fund was reorganized as a portfolio of Money Market Obligations Trust effective July 30, 1994. The Fund changed its fiscal year-end from April 30 to July 31 effective October 27, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                           SIX MONTHS

ENDED                                                             PERIOD

(unaudited)                                                       ENDED
                                           JANUARY 31,            YEAR ENDED JULY
31,                        JULY 31,
                                           2000
1999                1998                1997 1
NET ASSET VALUE, BEGINNING OF PERIOD           $  1.00               $
1.00             $  1.00              $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.02
0.05                0.05                 0.04
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.02)
(0.05)              (0.05)               (0.04)
NET ASSET VALUE, END OF PERIOD                 $  1.00               $
1.00             $  1.00              $  1.00
TOTAL RETURN 2                                    2.45%
4.58%               5.07%                4.14%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                          0.76% 3
0.76%               0.76%                0.75% 3
Net investment income                             4.84% 3
4.49%               4.94%                4.84% 3
Expenses waiver/reimbursement 4                   0.39% 3
0.40%               0.38%                0.41% 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)     $1,032,910
$698,119            $703,755             $725,267


1 Reflects operations for the period from September 27, 1996 (date of initial public investment) to July 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000 (UNAUDITED)

ORGANIZATION

Money Market Obligation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2000, capital paid-in aggregated $3,210,986,473.

Transactions in shares were as follows:




                              SIX MONTHS
                              ENDED              YEAR ENDED
                              JANUARY 31,        JULY 31,
                              2000               1999
INSTITUTIONAL SERVICE
SHARES:

Shares sold                    5,076,542,725      8,194,463,894
Shares issued to
shareholders in payment of
distributions declared            26,285,954         52,248,986
Shares redeemed               (4,548,567,526)    (8,356,958,182)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS               554,261,153       (110,245,302)

                              SIX MONTHS
                              ENDED              YEAR ENDED
                              JANUARY 31,        JULY 31,
                              2000               1999
CASH II SHARES:
Shares sold                    2,666,546,800      3,883,046,902
Shares issued to
shareholders in payment of
distributions declared            17,419,370         30,252,243
Shares redeemed               (2,349,176,005)    (3,918,934,737)
NET CHANGE RESULTING FROM
CASH II SHARE TRANSACTIONS       334,790,165         (5,635,592)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               889,051,318       (115,880,894)


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Automated Cash Management Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 2000

 [Graphic]
 Federated

 Automated Cash Management Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N864

Cusip 60934N831

8112802 (3/00)

 [Graphic]



SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Money Trust, which covers the six-month period from August 1, 1999 through January 31, 2000. It begins with an investment review of the short-term government market by the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

Over the six-month reporting period, dividends paid to shareholders totaled $0.02 per share.

This high-quality money market fund keeps the investor's cash at work pursuing daily income, along with providing a high level of liquidity and a stable net asset value of $1.00 per share. 1 The fund's portfolio maintained its AAAm rating by Standard & Poor's and Aaa rating by Moody's Investors Service, the highest ratings possible for a money market fund.2 At the end of the reporting period, more than 76% of the fund's $1.9 billion in net assets were invested in repurchase agreements backed by Treasury obligations because of their yield advantage. The remainder of the portfolio was invested in U.S. Treasury bills and notes.

Thank you for participating in the daily earning power of Automated Government Money Trust. As always, we welcome your questions, comments or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 The Standard & Poor's rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in ratings. Money market funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations, which means they are judged to be of the best quality. Ratings are subject to change and do not remove interest rate risks.

Investment Review

Automated Government Money Trust, which is rated AAAm by Standard & Poor's and Aaa by Moody's Investors Service, is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements.

The Federal Reserve Board (the "Fed") tightened monetary policy on two occasions over the semi-annual reporting period ended January 31, 2000. These two quarter-point moves, combined with an initial tightening of 25 basis points at the end of June 1999, brought the federal funds target rate back to 5.50%. This was the level of the federal funds target rate prior to the fourth quarter of 1998, when the Fed infused liquidity into the fixed income markets during a period of global economic turmoil. Shortly after the end of January 2000, however, the Fed raised the federal funds target rate yet again by 25 basis points, arguably restricting monetary policy for the first time since before the liquidity and credit crisis of over a year ago.

Robust economic growth prompted the policy moves by the Fed. Economic growth in 1999 exceeded 4%, well in excess of what is generally considered to be the long-run, non-inflationary growth potential of the economy. Consumer spending continued to be one of the main drivers behind the impressive pace of growth, and although mortgage rates have increased by close to 150 basis points over the reporting period, the interest-sensitive sectors of the economy have remained persistently strong. Inflationary pressures at the producer and consumer level remain remarkably absent in the face of this growth. However, while the notion of non-inflationary potential (traditionally 2.00% to 2.50%) has increased in recent times due to evidence that productivity enhancements have been controlling inflationary pressures, continued growth well above 3.00% is likely to keep the Fed on its current tightening course in the near term.

Short-term interest rates reflected, and largely anticipated, the monetary policy tightenings over the reporting period. The yield on the 1-year U.S. Treasury bill, for example, began the reporting period at close to 5%, traded up to 5.2% by the time of the Fed's decision to tighten in August, and to 5.5% by the second tightening of the reporting period in November. The yield then climbed steadily to close the reporting period at 6.25%, two days prior to the latest decision by the Fed to tighten, which brought the federal funds target rate to its current 5.75% level.

Much attention-both in the financial markets and the popular press-was given in the fourth quarter to the potential dislocations feared at year end due to the Y2K effect. In hindsight, of course, the world experienced very few troubles, and the economic impact appears to be non-existent. However, very short-term government securities did seem to reflect a flight to quality concentrated in the last few days and weeks of the trading year. Furthermore, rates on repurchase agreements reflected the steps that the Fed had taken to assure that sufficient liquidity would be available to the banking system at year end in the event of a crisis; they traded around 3.00% in the last few days of the year, well below the typical level of around the then 5.50% federal funds target rate. After the tightening step taken in November, the Fed was largely and accurately expected to stay on hold until the early February Federal Open Market Committee ("FOMC") meeting to minimize any dislocations experienced at this time.

We managed the fund within a 40 to 50 day average maturity target range throughout most of the reporting period, moving within that range according to relative value opportunities available in the market. We continued to pursue a barbelled structure for the fund, combining a significant position in repurchase agreements, primarily on an overnight basis, with purchases of U.S. Treasury securities in the 6 to 13 month area. As has been the case for some time, due to the technical influences in the Treasury bill market that have kept this sector of the yield curve quite expensive, we concentrated our direct purchases of Treasury securities in Treasury notes that met our maturity guidelines. We also reduced our traditional holdings of overnight repurchase agreements, which were typically at 70% to 80% of the fund, to about 50% of fund assets at the end of 1999 as we expected very low repo rates.

With fourth quarter Gross Domestic Product ("GDP") in 1999 now expected to have grown at close to 7%, we anticipate that the Fed will gradually restrict monetary policy further until Fed officials see concrete signs of a slowing in economic activity to a more sustainable pace. As a result, we recently lowered our average maturity target range to 35 to 45 days in anticipation of higher interest rates, and are currently positioned at the lower end of that range.

Portfolio of Investments

JANUARY 31, 2000 (UNAUDITED)




PRINCIPAL

AMOUNT                                                     VALUE
                  U.S. TREASURY OBLIGATIONS-
                  24.3%
                  U.S. TREASURY BILLS-0.7%
  $  14,000,000 1 4.470% - 5.210%, 3/30/2000
                  - 11/9/2000                     $    13,630,297
                  U.S. TREASURY NOTES-23.6%
    454,000,000   4.000% - 6.875%, 2/15/2000
                  - 1/31/2001                         453,618,122
                  TOTAL U.S. TREASURY
                  OBLIGATIONS                         467,248,419
                  REPURCHASE AGREEMENTS-76.4% 2
     70,000,000   Bank One, 5.690%, dated

                  1/31/2000, due 2/1/2000              70,000,000
     50,000,000   Bank of New York, 5.690%,
                  dated 1/31/2000, due 2/1/2000        50,000,000
     90,000,000   Barclays Capital, Inc.,
                  5.710%, dated 1/31/2000,
                  due 2/1/2000                         90,000,000
     90,000,000   Bear, Stearns Companies,
                  Inc., 5.710%, dated

                  1/31/2000, due 2/1/2000              90,000,000
     35,000,000   CIBC World Markets,
                  5.700%, dated 1/31/2000,
                  due 2/1/2000                         35,000,000
     76,000,000 3 Deutsche Bank AG, 5.640%,
                  dated 1/14/2000, due
                  2/29/2000                            76,000,000
     35,000,000 3 Deutsche Bank AG, 5.650%,
                  dated 1/26/2000, due
                  2/22/2000                            35,000,000
    114,000,000   Deutsche Bank AG, 5.700%,
                  dated 1/31/2000, due
                  2/1/2000                            114,000,000
     90,000,000   Donaldson, Lufkin and
                  Jenrette Inc., 5.700%,
                  dated 1/31/2000, due
                  2/1/2000                             90,000,000
     90,000,000   McLeodUSA, Inc., 5.690%,
                  dated 1/31/2000, due
                  2/1/2000                             90,000,000
     65,000,000   Morgan Stanley Dean Witter
                  & Co., 5.700%, dated

                  1/31/2000, due 2/1/2000              65,000,000
     90,000,000   Salomon Smith Barney,
                  5.700%, dated 1/31/2000,
                  due 2/1/2000                         90,000,000
     50,000,000   Societe Generale
                  Securities Corp., 5.690%,
                  dated 1/31/2000, due
                  2/1/2000                             50,000,000
     75,000,000   State Street Corp.,
                  5.690%, dated 1/31/2000,
                  due 2/1/2000                         75,000,000
     90,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.690%, dated 1/31/2000,
                  due 2/1/2000                         90,000,000
     30,000,000 3 Warburg Dillon Read LLC,
                  5.340%, dated 8/18/1999,
                  due 2/14/2000                        30,000,000
     15,000,000   Warburg Dillon Read LLC,
                  5.600%, dated 1/31/2000,
                  due 2/1/2000                         15,000,000
     77,000,000 3 Warburg Dillon Read LLC,
                  5.650%, dated 1/18/2000,
                  due 3/20/2000                        77,000,000
    150,000,000   Warburg Dillon Read LLC,
                  5.700%, dated 1/31/2000,
                  due 2/1/2000                        150,000,000
     90,000,000   Westdeutsche Landesbank
                  NY, 5.690%, dated
                  1/31/2000, due 2/1/2000              90,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                        1,472,000,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 4               $ 1,939,248,419


1 The issue shows the rate of discount at the time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,925,565,481) as of January 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2000 (UNAUDITED)




ASSETS:
Investments in repurchase
agreements                     $ 1,472,000,000
Investments in securities          467,248,419
Total investments in
securities, at amortized
cost and value                                     $ 1,939,248,419
Cash                                                        23,653
Income receivable                                        7,621,119
Receivable for shares sold                                  11,425
TOTAL ASSETS                                         1,946,904,616
LIABILITIES:
Payable for investments

purchased                           12,770,045
Income distribution
payable                              8,107,216
Accrued expenses                       461,874
TOTAL LIABILITIES                                       21,339,135
Net assets for
1,925,565,481 shares

outstanding                                        $ 1,925,565,481
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$1,925,565,481 /

1,925,565,481 shares

outstanding                                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                             $ 52,513,860
EXPENSES:
Investment adviser fee                            $  5,005,133
Administrative personnel
and services fee                                       754,462
Custodian fees                                          71,583
Transfer and dividend
disbursing agent fees and
expenses                                               101,615
Directors'/Trustees' fees                               12,203
Auditing fees                                            6,189
Legal fees                                               7,541
Portfolio accounting fees                               65,631
Shareholder services fee                             2,502,567
Share registration costs                                12,202
Printing and postage                                    20,396
Insurance premiums                                       3,484
Miscellaneous                                           13,205
TOTAL EXPENSES                                       8,576,211
WAIVERS:
Waiver of investment

adviser fee                    $  (2,525,864)
Waiver of shareholder

services fee                         (99,711)
TOTAL WAIVERS                                       (2,625,575)
Net expenses                                                            5,950,636
Net investment income                                                $ 46,563,224


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                                      SIX MONTHS
                                           ENDED

                                     (unaudited)             YEAR ENDED
                                     JANUARY 31,               JULY 31,
                                            2000                   1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     46,563,224       $    100,106,973
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                    (46,563,224)          (100,106,973)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             5,303,359,163          9,358,843,731
Net asset value of shares
issued to shareholders in
payment of
distributions declared                18,939,983             41,924,345
Cost of shares redeemed           (5,450,105,284)        (9,714,709,880)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (127,806,138)          (313,941,804)
Change in net assets                (127,806,138)          (313,941,804)
NET ASSETS:
Beginning of period                2,053,371,619          2,367,313,423
End of period                   $  1,925,565,481       $  2,053,371,619


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                            SIX MONTHS
                                                 ENDED
                                           (unaudited)
                                           JANUARY 31,                      YEAR
ENDED JULY 31,
                                                  2000            1999
1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00          $ 1.00        $
1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.02            0.04
0.05          0.05          0.05          0.05
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.02)          (0.04)
(0.05)        (0.05)        (0.05)        (0.05)
NET ASSET VALUE, END OF PERIOD                  $ 1.00          $ 1.00        $
1.00        $ 1.00        $ 1.00        $ 1.00
TOTAL RETURN 1                                    2.36%           4.50%
5.13%         4.97%         5.15%         5.10%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                          0.59% 2         0.59%
0.59%         0.59%         0.57%         0.57%
Net investment income                             4.65% 2         4.41%
5.00%         4.86%         5.03%         4.97%
Expense waiver/reimbursement 3                    0.26% 2         0.26%
0.26%         0.27%         0.28%         0.29%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)     $1,925,565      $2,053,372
$2,367,313    $2,412,656    $2,478,477    $2,448,873


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2000, capital paid-in aggregated $1,925,565,481. Transactions in shares were as follows:




                                  SIX MONTHS
                                       ENDED         YEAR ENDED
                                 JANUARY 31,           JULY 31,
                                        2000               1999
Shares sold                    5,303,359,163      9,358,843,731
Shares issued to
shareholders in payment of
distributions declared            18,939,983         41,924,345
Shares redeemed               (5,450,105,284)    (9,714,709,880)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (127,806,138)      (313,941,804)


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Automated Government Money Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 2000

 [Graphic]
 Federated

 Automated Government Money Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N815

8022501 (3/00)

 [Graphic]



SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for U.S. Treasury Obligations, which covers the six-month period from August 1, 1999 through January 31, 2000. The report begins with an investment review by the fund's portfolio manager and follows with the portfolio of investments and financial statements.

This money market mutual fund offers a high-quality approach to daily investment income, along with daily liquidity and stability of principal, 1 through a portfolio of short-term U.S. Treasury obligations. At the end of the reporting period, approximately 72% of fund assets were invested in repurchase agreements backed by U.S. Treasury obligations because of the yield advantage of these securities. The remaining assets were invested in U.S. Treasury obligations.

Dividends paid to shareholders during the six-month reporting period totaled $0.02 per share. At the end of the reporting period, the fund's net assets totaled $1.2 billion.

Thank you for selecting Trust for U.S. Treasury Obligations as your quality cash investment. We welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

Trust for U.S. Treasury Obligations, which is rated AAAm by Standard & Poor's 1 and Aaa by Moody's Investors Service,2 is invested in direct obligations of the U.S. Treasury either, in the form of notes and bills or as collateral for repurchase agreements.

The Federal Reserve Board (the "Fed") tightened monetary policy on two occasions over the semi-annual reporting period ended January 31, 2000. These two quarter-point moves, combined with an initial tightening of 25 basis points at the end of June 1999, brought the federal funds target rate back to 5.50%. This was the level of the federal funds target rate prior to the fourth quarter of 1998, when the Fed infused liquidity into the fixed income markets during a period of global economic turmoil. Shortly after the end of January 2000, however, the Fed raised the federal funds target rate yet again by 25 basis points, arguably restricting monetary policy for the first time since before the liquidity and credit crisis of over a year ago.

Robust economic growth prompted the policy moves by the Fed. Economic growth in 1999 exceeded 4%, well in excess of what is generally considered to be the long-run, non-inflationary growth potential of the economy. Consumer spending continued to be one of the main drivers behind the impressive pace of growth, and although mortgage rates have increased by close to 150 basis points over the reporting period, the interest-sensitive sectors of the economy have remained persistently strong. Inflationary pressures at the producer and consumer level remain remarkably absent in the face of this growth. However, while the notion of a non-inflationary potential (traditionally 2% to 2.50%) has increased in recent times due to evidence that productivity enhancements have been controlling inflationary pressures, continued growth well above 3% is likely to keep the Fed on its current tightening course in the near term.

Short-term interest rates reflected, and largely anticipated, the monetary policy tightenings over the reporting period. The yield on the 1-year Treasury bill, for example, began the reporting period at close to 5%, traded up to 5.2% by the time of the Fed's decision to tighten in August, and to 5.5% by the second tightening of the reporting period in November. The yield then climbed steadily to close the reporting period at 6.25%, two days prior to the latest decision by the Fed to tighten, which brought the federal funds target rate to its current 5.75% level.

1 The Standard & Poor's rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove interest rate risks.

2 Money market funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations, which means they are judged to be of the best quality. Ratings are subject to change and do not remove interest rate risks.

Much attention-both in the financial markets and the popular press-was given in the fourth quarter to the potential dislocations feared at year end due to the Y2K effect. In hindsight, of course, the world experienced very few troubles, and the economic impact appears to be non-existent. However, very short-term government securities did seem to reflect a flight to quality concentrated in the last few days and weeks of the trading year. Furthermore, rates on repurchase agreements reflected the steps that the Fed had taken to assure that sufficient liquidity would be available to the banking system at year end in the event of a crisis; they traded around 3% in the last few days of the year, well below the typical level of around the then 5.50% federal funds target rate. After the tightening step taken in November, the Fed was largely and accurately expected to stay on hold until the early February Federal Open Market Committee ("FOMC") meeting to minimize any dislocations experienced at this time.

We managed the fund within a 40 to 50 day average maturity target range throughout most of the reporting period, moving within that range according to relative value opportunities available in the market. We continued to pursue a barbelled structure for the fund, combining a significant position in repurchase agreements, primarily on an overnight basis, with purchases of Treasury securities in the 6 to 13 month area. As has been the case for some time, due to the technical influences in the Treasury bill market that have kept this sector of the curve quite expensive, we concentrated our direct purchases of Treasury securities in Treasury notes that met our maturity guidelines. We also reduced our traditional holdings of overnight repurchase agreements, which were typically at 70% to 80% of the fund, to about 50% of fund assets at the end of 1999 as we expected very low repo rates.

With fourth quarter Gross Domestic Product ("GDP") in 1999 now expected to have grown at close to 7%, we anticipate that the Fed will gradually restrict monetary policy further until Fed officials see concrete signs of a slowing in economic activity to a more sustainable pace. As a result, we recently lowered our average maturity target range to 35 to 45 days in anticipation of higher interest rates, and are currently positioned at the lower end of that range.

Portfolio of Investments

JANUARY 31, 2000 (UNAUDITED)




PRINCIPAL

AMOUNT                                           VALUE
                  U.S. TREASURY OBLIGATIONS-
                  27.5%
                  U.S. TREASURY BILLS-0.9%
  $  11,500,000 1 United States Treasury
                  Bills, 4.470% - 5.210%,
                  3/30/2000 - 11/9/2000           $    11,181,911
                  U.S. TREASURY NOTES-26.6%
    330,750,000   United States Treasury
                  Notes, 4.000% - 6.875%,
                  2/15/2000 - 11/30/2000              330,543,387
                  TOTAL U.S. TREASURY
                  OBLIGATIONS                         341,725,298
                  REPURCHASE AGREEMENTS-
                  72.7% 2
     55,000,000   Bank One Capital, Inc.,
                  5.690%, dated 1/31/2000,
                  due 2/1/2000                         55,000,000
     55,000,000   Barclays de Zoete Wedd
                  Securities, Inc., 5.710%,
                  dated 1/31/2000, due
                  2/1/2000                             55,000,000
     55,000,000   Bear, Stearns and Co.,
                  5.710%, dated 1/31/2000,
                  due 2/1/2000                         55,000,000
     60,400,000   Deutsche Bank AG, 5.700%,
                  dated 1/31/2000, due
                  2/1/2000                             60,400,000
     55,000,000 3 Deutsche Bank AG, 5.650%,
                  dated 1/26/2000, due
                  2/22/2000                            55,000,000
     19,000,000 3 Deutsche Bank AG, 5.640%,
                  dated 1/14/2000, due
                  2/29/2000                            19,000,000
     55,000,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.700%, dated 1/31/2000,
                  due 2/1/2000                         55,000,000
     55,000,000   McLeodUSA Inc., 5.690%,
                  dated 1/31/2000, due
                  2/1/2000                             55,000,000
     55,000,000   Salomon Smith Barney
                  Holdings, Inc., 5.700%,
                  dated 1/31/2000, due
                  2/1/2000                             55,000,000
    105,000,000   State Street Corp.,
                  5.690%, dated 1/31/2000,
                  due 2/1/2000                        105,000,000
     55,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.690%, dated 1/31/2000,
                  due 2/1/2000                         55,000,000
     27,000,000 3 Warburg Dillon Read LLC,
                  5.340%, dated 8/18/1999,
                  due 2/14/2000                        27,000,000
     45,000,000 3 Warburg Dillon Read LLC,
                  5.650%, dated 1/18/2000,
                  due 3/20/2000                        45,000,000
    150,000,000   Warburg Dillon Read LLC,
                  5.700%, dated 1/31/2000,
                  due 2/1/2000                        150,000,000
     55,000,000   Westdeutsche Landesbank
                  Girozentrale, 5.690%,
                  dated 1/31/2000, due
                  2/1/2000                             55,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                          901,400,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 4               $ 1,243,125,298


1 The issue shows the rate of discount at the time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,240,181,243) at January 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2000 (UNAUDITED)




ASSETS:
Investments in repurchase
agreements                     $ 901,400,000
Investments in securities        341,725,298
Total investments in
securities, at amortized
cost and value                                  $  1,243,125,298
Cash                                                   4,611,064
Income receivable                                      5,638,882
Receivable for shares sold                                36,380
TOTAL ASSETS                                       1,253,411,624
LIABILITIES:
Payable for investments

purchased                          7,858,489
Income distribution
payable                            5,246,589
Accrued expenses                     125,303
TOTAL LIABILITIES                                     13,230,381
Net assets for
1,240,181,243 shares

outstanding                                      $ 1,240,181,243
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$1,240,181,243 /

1,240,181,243 shares

outstanding                                                $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                             $ 37,165,387
EXPENSES:
Investment adviser fee                            $  2,837,811
Administrative personnel
and services fee                                       534,726
Custodian fees                                          58,574
Transfer and dividend
disbursing agent fees and
expenses                                                21,911
Trustees' fees                                           6,441
Auditing fees                                            5,743
Legal fees                                               7,368
Portfolio accounting fees                               62,879
Shareholder services fee                             1,773,632
Share registration costs                                10,877
Printing and postage                                     6,757
Insurance premiums                                       2,274
Miscellaneous                                           12,956
TOTAL EXPENSES                                       5,341,949
WAIVERS:
Waiver of investment

adviser fee                    $   (717,211)
Waiver of shareholder

services fee                     (1,418,906)
TOTAL WAIVERS                                       (2,136,117)
Net expenses                                                            3,205,832
Net investment income                                                $ 33,959,555


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                               SIX MONTHS
                               ENDED                 PERIOD
                               (unaudited)            ENDED
                               JANUARY 31,            JULY 31,
                               2000                   1999  1
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     33,959,555       $     66,615,537
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                    (33,959,555)           (66,615,537)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             2,778,399,365          6,150,124,739
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 3,501,859              7,041,055
Cost of shares redeemed           (3,007,101,002)        (7,050,493,479)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (225,199,778)          (893,327,685)
Change in net assets                (225,199,778)          (893,327,685)
NET ASSETS:
Beginning of period                1,465,381,021          2,358,708,706
End of period                   $  1,240,181,243       $  1,465,381,021


1 The Fund has changed its fiscal year-end from September 30 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                           SIX MONTHS
                                           ENDED         PERIOD
                                           (unaudited)   ENDED
                                           JANUARY 31,   JULY 31,
YEAR ENDED SEPTEMBER 30,
                                           2000          1999 1
1998          1997          1996          1995
NET ASSET VALUE, BEGINNING
OF PERIOD                                   $  1.00      $  1.00         $
1.00       $  1.00       $  1.00       $  1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                          0.02         0.04
0.05          0.05          0.05          0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.02)       (0.04)
(0.05)        (0.05)        (0.05)        (0.05)
NET ASSET VALUE, END OF PERIOD              $  1.00      $  1.00         $
1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 2                                 2.44%        3.76%
5.28%         5.16%         5.18%         5.45%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.45% 3      0.45% 3
0.45%         0.45%         0.45%         0.45%
Net investment income                          4.77% 3      4.45% 3
5.17%         5.04%         5.06%         5.28%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $1,240,181   $1,465,381      $2,358,709
$1,797,163    $2,660,939    $3,031,247


1 The Fund has changed its fiscal year-end from September 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

CHANGE IN FISCAL YEAR

The Fund has changed its fiscal year-end from September 30 to July 31.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:




                              SIX MONTHS         PERIOD
                              ENDED              ENDED
                              JANUARY 31,        JULY 31,
                              2000               1999           1
Shares sold                    2,778,399,365      6,150,124,739
Shares issued to
shareholders in payment of
distributions declared             3,501,859          7,041,055
Shares redeemed               (3,007,101,002)    (7,050,493,479)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (225,199,778)      (893,327,685)


1 The Fund has changed its fiscal year-end from September 30 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses, exceed 0.45% of its average daily net assets of the Fund.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Trust for U.S. Treasury Obligations

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 2000

 [Graphic]
 Federated

 Trust for U.S. Treasury Obligations
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N799

8042508 (3/00)

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